As filed with the Securities and Exchange
Commission on July 25, 2023
1933 Act File No. 002-10156
1940 Act File No. 811-00560
U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
PRE-EFFECTIVE AMENDMENT NO. [ ]
POST-EFFECTIVE AMENDMENT NO. 222
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
AMENDMENT NO. 174
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK INVESTMENT TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
200 BERKELEY STREET
BOSTON, MASSACHUSETTS 02116
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
(800) 225-5291
CHRISTOPHER SECHLER, ESQ.
200 BERKELEY STREET
BOSTON, MASSACHUSETTS 02116
(NAME AND ADDRESS OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ.
K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950
TITLE OF SECURITIES BEING REGISTERED: Shares of beneficial interest ($0.00) par value of the Registrant.
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on August 1, 2023 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This filing relates solely to the following funds: John Hancock Diversified Real Assets Fund, John Hancock Fundamental Equity Fund, and John Hancock Mid Cap Growth Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series or classes of the Registrant.

Prospectus
John Hancock
Fundamental Equity Income Fund
U.S. equity
August 1, 2023
A	C	R6
—	—	—
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund summary

The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance, and investment management.

John Hancock Fundamental Equity Income Fund	1
Fund details

More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.

Principal investment strategies	5

Principal risks of investing	5

Who’s who	13

Financial highlights	16
Your account

How to place an order to buy, sell, or exchange shares, as well as information about the business policies and any distributions that may be paid.
For more information See back cover

Choosing an eligible share class	17

Class cost structure	17

How sales charges for Class A and Class C shares are calculated	18

Sales charge reductions and waivers	19

Opening an account	21

Information for plan participants	21

Buying shares	23

Selling shares	25

Transaction policies	29

Dividends and account policies	33

Additional investor services	33

Appendix 1 - Intermediary sales charge waivers	35

Appendix 2 - Related performance information of the subadvisor	40

Fund summary

John Hancock Fundamental Equity Income Fund
Investment objective

To seek long-term capital appreciation and current income.
Fees and expenses

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred sales charge (CDSC) waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). More information about these and other discounts is available from your financial professional and beginning on page 19 of the prospectus under “Sales charge reductions and waivers” or page 100 of the fund’s Statement of Additional Information under “Sales Charges on Class A and Class C Shares.”
Shareholder fees (%) (fees paid directly from your investment)	A	C	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00	1.00	None
	(on certain purchases, including those of $1 million or more)
Small account fee (for fund account balances under $1,000) ($)	20	20	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	R6
Management fee	0.60	0.60	0.60
Distribution and service (Rule 12b-1) fees	0.25	1.00	0.00
Other expenses	3.73 [1]	3.73 [1]	3.63 [1]
Total annual fund operating expenses	4.58	5.33	4.23
Contractual expense reimbursement	-3.51 [2]	-3.51 [2]	-3.51 [2]
Total annual fund operating expenses after expense reimbursements	1.07	1.82	0.72
1
“Other expenses” have been restated from fiscal year amounts to reflect current fees and expenses.
2
The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.71% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1

Fund summary
	Shares Sold			Shares Not Sold
Expenses ($)	A	C	R6	C
1 year	604	285	74	185
3 years	1,512	1,281	963	1,281
5 years	2,428	2,370	1,865	2,370
10 years	4,751	4,918	4,184	4,918
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the fiscal period from June 28, 2022 (commencement of operations) through March 31, 2023, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The fund will primarily invest in equity securities that the manager believes have favorable prospects for divided-paying ability. Equity securities in which the fund may invest include common and preferred stocks, convertible securities, rights, warrants, and depositary receipts (including American Depositary Receipts, American Depositary Shares, European Depositary Receipts, and Global Depositary Receipts), and real estate investment trusts (“REITs”).
The manager seeks to invest in companies that are undervalued by using a combination of proprietary financial models and bottom-up fundamental financial research in order to identify and select companies with strong cash flows and revenue streams, and that are competitively positioned with strong management.
While the fund manages risk by investing in securities across a broad range of industries and market sectors, the fund may at times focus its investments in a particular sector or sectors of the U.S. equity markets. The fund may invest up to 20% of its assets in U.S. and foreign-currency denominated foreign securities, including depositary receipts, and may trade securities actively.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
The fund may engage in certain derivatives transactions. Derivatives may be used to reduce risk and/or obtain efficient market exposure, and may include futures contracts, options and foreign currency forward contracts.
Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund’s investment strategy may not produce the intended results.
The fund’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.
Changing distribution levels risk.  The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
Convertible securities risk.  Convertible securities are subject to certain risks of both equity and debt securities. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.
Credit and counterparty risk.  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Economic and market events risk.  Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
2

Fund summary
Equity securities risk.  The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
ESG integration risk.  The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria.
Fixed-income securities risk.  A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.
Foreign securities risk.  Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk.  Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options on futures contracts, and options. Foreign currency forward contracts, futures contracts, and options generally are subject to counterparty risk. Derivatives associated with foreign currency transactions are subject to currency risk.
High portfolio turnover risk.  Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Liquidity risk.  The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Operational and cybersecurity risk.  Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Preferred stock risk.  Preferred stock generally ranks senior to common stock with respect to dividends and liquidation but ranks junior to debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock may be subject to optional or mandatory redemption provisions.
Real estate investment trust (REIT) risk.  REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Sector risk.  When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors. To the extent that a fund invests in securities of companies in the financial services sector, the fund may be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors, impacting that sector.
Warrants risk.  The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.
Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Performance information is not shown because the fund had been in operation for less than a full calendar year as of the date of this prospectus.
3

Fund summary
Investment management

Investment advisor  John Hancock Investment Management LLC
Subadvisor  Manulife Investment Management (US) LLC
Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
Michael J. Mattioli, CFA	Nicholas P. Renart	Emory W. Sanders, Jr., CFA	Jonathan T. White, CFA
Portfolio Manager Managed the fund since inception	Portfolio Manager Managed the fund since inception	Senior Managing Director and Senior Portfolio Manager Managed the fund since inception	Senior Managing Director and Senior Portfolio Manager Managed the fund since inception
Purchase and sale of fund shares

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors; certain eligible qualifying investment product platforms; Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned. There are no subsequent minimum investment requirements.
Class A, Class C, and Class R6 shares may be redeemed on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 219909, Kansas City, MO 64121-9909; or for most account types through our website: jhinvestments.com; or by telephone: 800-225-5291 (Class A and Class C); 888-972-8696 (Class R6).
Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.
Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. These payments are not applicable to Class R6 shares. Ask your salesperson or visit your financial intermediary’s website for more information.
4

Fund details

Principal investment strategies

Investment objective:  The fund seeks long-term capital appreciation and current income.
The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide at least 60 days’ prior written notice to shareholders prior to a change in its 80% investment strategy.
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The fund will primarily invest in equity securities that the manager believes have favorable prospects for divided-paying ability. Equity securities in which the fund may invest include common and preferred stocks, convertible securities, rights, warrants, and depositary receipts (including American Depositary Receipts, American Depositary Shares, European Depositary Receipts, and Global Depositary Receipts), and real estate investment trusts (“REITs”).
The manager seeks to invest in companies that are undervalued by using a combination of proprietary financial models and bottom-up fundamental financial research in order to identify and select companies with strong cash flows and revenue streams, and that are competitively positioned with strong management.
While the fund manages risk by investing in securities across a broad range of industries and market sectors, the fund may at times focus its investments in a particular sector or sectors of the U.S. equity markets. The fund may invest up to 20% of its assets in U.S. and foreign-currency denominated foreign securities, including depositary receipts, and may trade securities actively.
The manager considers environmental, social and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
The fund may engage in certain derivatives transactions. Derivatives may be used to reduce risk and/or obtain efficient market exposure, and may include futures contracts, options and foreign currency forward contracts.
The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.
The fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.
Temporary defensive investing
The fund may invest up to 100% of its assets in cash, money market instruments, or other investment-grade short-term securities for the purpose of protecting the fund in the event the manager determines that market, economic, political, or other conditions warrant a defensive posture.
To the extent that the fund is in a defensive position, its ability to achieve its investment objective will be limited.
Principal risks of investing

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a fund’s performance. The fund's investment strategy may not produce the intended results.
Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective. In addition, political events within the United States and abroad could negatively impact financial markets and the fund’s performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund’s performance.
Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk, increased transaction costs, and potential difficulty in valuing portfolio instruments held by the fund.
The principal risks of investing in the fund are summarized in its fund summary above. Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund's Statement of Additional Information (SAI).
Changing distribution levels risk
The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.
5

Fund details
Convertible securities risk
Convertible securities are subject to certain risks of both equity and debt securities. Convertible securities may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. Convertible securities generally offer lower interest or dividend yields than nonconvertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s conversion price. The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than the company’s common stock.
Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives, and other strategic transactions risk”), or a borrower of a fund’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. When a fixed-income security is not rated, a manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.
In addition, a fund is exposed to credit risk to the extent that it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.
Economic and market events risk
Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; dramatic changes in energy prices and currency exchange rates; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.
Beginning in March 2022, the Fed began increasing interest rates and has signaled the potential for further increases. As a result, risks associated with rising interest rates are currently heightened. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
In addition, as the Fed increases the target Fed funds rate, any such rate increases, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may
6

Fund details
cause a decline in the market for equity securities. These events and the possible resulting market volatility may have an adverse effect on the fund.
Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.
Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global securities markets likely will be significantly disrupted. On January 31, 2020, the United Kingdom (UK) left the EU, commonly referred to as “Brexit,” and the UK ceased to be a member of the EU. Following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK’s future relationship with the EU, the EU and the UK Government signed an agreement regarding the economic relationship between the UK and the EU. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. This uncertainty may affect other countries in the EU and elsewhere, and may cause volatility within the EU, triggering prolonged economic downturns in certain countries within the EU. Despite the influence of the lockdowns, and the economic bounce back, Brexit has had a material impact on the UK’s economy. Additionally, trade between the UK and the EU did not benefit from the global rebound in trade in 2021, and remained at the very low levels experienced at the start of the coronavirus (COVID-19) pandemic in 2020, highlighting Brexit’s potential long-term effects on the UK economy.
In addition, Brexit may create additional and substantial economic stresses for the UK, including a contraction of the UK economy and price volatility in UK stocks, decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. Brexit may also adversely affect UK-based financial firms that have counterparties in the EU or participate in market infrastructure (trading venues, clearing houses, settlement facilities) based in the EU. Additionally, the spread of the coronavirus (COVID-19) pandemic is likely to continue to stretch the resources and deficits of many countries in the EU and throughout the world, increasing the possibility that countries may be unable to make timely payments on their sovereign debt. These events and the resulting market volatility may have an adverse effect on the performance of the fund.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For example, the coronavirus (COVID-19) pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
The United States responded to the coronavirus (COVID-19) pandemic and resulting economic distress with fiscal and monetary stimulus packages. In late March 2020, the government passed the Coronavirus Aid, Relief, and Economic Security Act, a stimulus package providing for over $2.2 trillion in resources to small businesses, state and local governments, and individuals adversely impacted by the coronavirus (COVID-19) pandemic. In late December 2020, the government also passed a spending bill that included $900 billion in stimulus relief for the coronavirus (COVID-19) pandemic. Further, in March 2021, the government passed the American Rescue Plan Act of 2021, a $1.9 trillion stimulus bill to accelerate the United States’ recovery from the economic and health effects of the coronavirus (COVID-19) pandemic. In addition, in mid-March 2020 the Fed cut interest rates to historically low levels and promised unlimited and open-ended quantitative easing, including purchases of corporate and municipal government bonds. The Fed also enacted various programs to support liquidity operations and funding in the financial markets, including expanding its reverse repurchase agreement operations, adding $1.5 trillion of liquidity to the banking system, establishing swap lines with other major central banks to provide dollar funding, establishing a program to support money market funds, easing various bank capital buffers, providing funding backstops for businesses to provide bridging loans for up to four years, and providing funding to help credit flow in asset-backed securities markets. The Fed also extended credit to small- and medium-sized businesses.
Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit
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rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia’s economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia’s invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.
In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a fund’s investments may be affected, which may reduce a fund’s performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on a fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.
Equity securities risk
Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. An issuer’s financial condition could decline as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, irregular and/or unexpected trading activity among retail investors, or other factors. Changes in the financial condition of a single issuer can impact the market as a whole.
Even a fund that invests in high-quality, or blue chip, equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.
The fund generally does not attempt to time the market. Because of its exposure to equities, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.
Financial Services.  To the extent that a fund invests in securities of companies in the financial services sector, the fund may be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors, impacting that sector. Companies in the financial services sector may include, but are not limited to, commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies. The types of companies that comprise the financial services sector may change over time.
These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, certain financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.
Value investment style risk.  Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the manager believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the manager to be underpriced or that the market may never come to recognize their fundamental value. A value security may not increase in price, as anticipated by the manager investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. The fund’s strategy of investing in value securities also carries the risk that in certain markets, value securities will underperform growth securities. In addition, securities issued by U.S. entities with substantial foreign operations may involve risks relating to economic, political or regulatory conditions in foreign countries.
ESG integration risk
The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The manager may consider these ESG factors on all or a meaningful
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portion of the fund’s investments. In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in the fund’s investments.
The ESG characteristics utilized in the fund’s investment process may change over time, and different ESG characteristics may be relevant to different investments. Although the manager has established its own structure to oversee ESG integration in accordance with the fund’s investment objective and strategies, successful integration of ESG factors will depend on the manager’s skill in researching, identifying, and applying these factors, as well as on the availability of relevant data. The method of evaluating ESG factors and subsequent impact on portfolio composition, performance, proxy voting decisions and other factors, is subject to the interpretation of the manager in accordance with the fund’s investment objective and strategies. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The manager may employ active shareowner engagement to raise ESG issues with the management of select portfolio companies. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
Fixed-income securities risk
Fixed-income securities are generally subject to two principal types of risk, as well as other risks described below: (1) interest-rate risk and (2) credit quality risk.
Interest-rate risk.  Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk. Duration is a measure of the price sensitivity of a debt security, or a fund that invests in a portfolio of debt securities, to changes in interest rates, whereas the maturity of a security measures the time until final payment is due. Duration measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Recent and potential future changes in government monetary policy may affect interest rates.
Beginning in March 2022, the Federal Reserve Board (Fed) began increasing interest rates and has signaled the potential for further increases. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
The fixed-income securities market has been and may continue to be negatively affected by the coronavirus (COVID-19) pandemic. As with other serious economic disruptions, governmental authorities and regulators responded with significant fiscal and monetary policy changes, including considerably lowering interest rates, which, in some cases could result in negative interest rates. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the fund’s uninvested cash.
Credit quality risk.  Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. An issuer’s credit quality could deteriorate as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors. Funds that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed-income securities.
Investment-grade fixed-income securities in the lowest rating category risk.  Investment-grade fixed-income securities in the lowest rating category (such as Baa by Moody’s Investors Service, Inc. or BBB by S&P Global Ratings or Fitch Ratings, as applicable, and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.
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Prepayment of principal risk.  Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the borrower more quickly than originally anticipated and the fund may have to invest the proceeds in securities with lower yields. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.
Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs, and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country); political changes; or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation, confiscatory taxation, or other confiscation, the fund could lose a substantial portion of, or its entire investment in, a foreign security. Some of the foreign securities risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the United States.
If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk. Additionally, the Holding Foreign Companies Accountable Act (HFCAA) could cause securities of foreign companies, including American depositary receipts, to be delisted from U.S. stock exchanges if the companies do not allow the U.S. government to oversee the auditing of their financial information. Although the requirements of the HFCAA apply to securities of all foreign issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, a fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The fund may also need to seek other markets in which to transact in such securities, which could increase the fund’s costs.
Currency risk.  Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or currency controls or political developments in the United States or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards, and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.
Hedging, derivatives, and other strategic transactions risk
The ability of a fund to utilize hedging, derivatives, and other strategic transactions to benefit the fund will depend in part on its manager’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the manager only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction does not have the desired outcome, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.
A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the
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exposure of a fund to various securities, markets, and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit risks associated with leverage, a fund is required to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended (the Derivatives Rule) as outlined below. For a description of the various derivative instruments the fund may utilize, refer to the SAI.
The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, and regulations promulgated or proposed thereunder require many derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and required banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. Although the Commodity Futures Trading Commission (CFTC) has released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, many of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict the fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund may be unable to fully execute its investment strategies as a result. Limits or restrictions applicable to the counterparties with which the fund engages in derivative transactions also could prevent the fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.
In addition, the regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, effective August 19, 2022 (the Compliance Date), the Derivatives Rule replaced the asset segregation regime of Investment Company Act Release No. 10666 (Release 10666) with a new framework for the use of derivatives by registered funds. As of the Compliance Date, the SEC rescinded Release 10666 and withdrew no-action letters and similar guidance addressing a fund’s use of derivatives and began requiring funds to satisfy the requirements of the Derivatives Rule. As a result, on or after the Compliance Date, the funds will no longer engage in “segregation” or “coverage” techniques with respect to derivatives transactions and will instead comply with the applicable requirements of the Derivatives Rule.
The Derivatives Rule mandates that a fund adopt and/or implement: (i) value-at-risk limitations (VaR); (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. In the event that a fund’s derivative exposure is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, it can elect to be classified as a limited derivatives user (Limited Derivatives User) under the Derivatives Rule, in which case the fund is not subject to the full requirements of the Derivatives Rule. Limited Derivatives Users are excepted from VaR testing, implementing a derivatives risk management program, and certain Board oversight and reporting requirements mandated by the Derivatives Rule. However, a Limited Derivatives User is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks.
The Derivatives Rule also provides special treatment for reverse repurchase agreements, similar financing transactions and unfunded commitment agreements. Specifically, a fund may elect whether to treat reverse repurchase agreements and similar financing transactions as “derivatives transactions” subject to the requirements of the Derivatives Rule or as senior securities equivalent to bank borrowings for purposes of Section 18 of the Investment Company Act of 1940. In addition, when-issued or forward settling securities transactions that physically settle within 35-days are deemed not to involve a senior security.
At any time after the date of this prospectus, legislation may be enacted that could negatively affect the assets of the fund. Legislation or regulation may change the way in which the fund itself is regulated. The advisor cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the fund’s ability to achieve its investment objectives.
The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made
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only after the fund has incurred the costs of litigation. While a manager intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk, liquidity risk and operational risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a manager may determine not to use derivatives to hedge or otherwise reduce risk exposure. Government legislation or regulation could affect the use of derivatives transactions and could limit a fund’s ability to pursue its investment strategies.
A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent that the fund utilizes the following list of certain derivatives and other strategic transactions, it will be subject to associated risks. The main risks of each appear below.
Foreign currency forward contracts.  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.
Futures contracts.  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.
Options.  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.
High portfolio turnover risk
A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission and tax expenses, which must be borne directly by a fund and its shareholders, respectively. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.
Liquidity risk
The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.
Operational and cybersecurity risk
With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, the fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the fund and its shareholders. Intentional cybersecurity breaches include unauthorized access to systems, networks, or devices (such as through “hacking” activity or “phishing”); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).
A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, litigation costs or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund’s investments to lose value.
Cyber-events have the potential to materially affect the fund and the advisor’s relationships with accounts, shareholders, clients, customers, employees, products, and service providers. The fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. There is no guarantee that the fund will be able to prevent or mitigate the impact of any or all cyber-events.
The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures.
In addition, other disruptive events, including (but not limited to) natural disasters and public health crises (such as the coronavirus (COVID-19) pandemic), may adversely affect the fund’s ability to conduct business, in particular if the fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
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Fund details
Preferred stock risk
Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Real estate investment trust (REIT) risk
REITs are subject to risks associated with the ownership of real estate. Some REITs experience market risk and liquidity risk due to investment in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements impacting the REITs’ ability to qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. REITs also are subject to physical risks to real property, including weather, natural disasters, terrorist attacks, war, or other events that destroy real property.
REITs include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers or lessees, and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the Code), or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even many of the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.
Sector risk
When a fund’s investments are focused in one or more sectors of the economy, they are less broadly invested across industries or sectors than other funds. This means that focused funds tend to be more volatile than other funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in particular sectors is particularly susceptible to the impact of market, economic, political, regulatory, and other conditions and risks affecting those sectors. From time to time, a small number of companies may represent a large portion of a single sector or a group of related sectors as a whole. To the extent that a fund invests in securities of companies in the financial services sector, the fund may be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors, impacting that sector.
Warrants risk
Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.
Who’s who

The following are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.
Board of Trustees
The Trustees oversee the fund’s business activities and retain the services of the various firms that carry out the fund's operations.
Investment advisor
The investment advisor manages the fund's business and investment activities.
John Hancock Investment Management LLC
200 Berkeley Street
Boston, MA 02116
Founded in 1968, the advisor is an indirect principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
The advisor’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The advisor offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of March 31, 2023 the advisor had total assets under management of approximately $149.8 billion.
Subject to general oversight by the Board of Trustees, the advisor manages and supervises the investment operations and business affairs of the fund. The advisor selects, contracts with and compensates one or more subadvisors to manage all or a portion of the fund’s portfolio assets, subject to oversight by the advisor. In this role, the advisor has supervisory responsibility for managing the investment and reinvestment of the fund's portfolio assets through proactive oversight and monitoring of the subadvisor and the fund, as described in further detail below. The advisor is responsible for developing overall investment strategies for the fund and overseeing and implementing the fund's continuous investment
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Fund details
programs and provides a variety of advisory oversight and investment research services. The advisor also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager, or subadvisor changes) and coordinates and oversees services provided under other agreements.
The advisor has ultimate responsibility to oversee a subadvisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the advisor, among other things: (i) monitors on a daily basis the compliance of the subadvisor with the investment objectives and related policies of the fund; (ii) monitors significant changes that may impact the subadvisor's overall business and regularly performs due diligence reviews of the subadvisor; (iii) reviews the performance of the subadvisor; and (iv) reports periodically on such performance to the Board of Trustees. The advisor employs a team of investment professionals who provide these ongoing research and monitoring services.
The fund relies on an order from the Securities and Exchange Commission (SEC) permitting the advisor, subject to approval by the Board of Trustees, to appoint a subadvisor or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisors or the fees paid to a subadvisor, from time to time, without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the advisor to appoint a subadvisor that is an affiliate of the advisor or the fund (other than by reason of serving as a subadvisor to the fund), or to increase the subadvisory fee of an affiliated subadvisor, without the approval of the shareholders.
Management fee
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.
Average daily net assets ($)	Annual rate (%)
First 1 billion	0.600
Next 1 billion	0.585
Excess over 2 billion	0.550
During its most recent fiscal period, the fund paid the advisor a management fee equal to 0.00% of average daily net assets (including any waivers and/or reimbursements).
The basis for the Board of Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, is discussed in the fund’s most recent semiannual shareholder report for the period ended September 30.
Additional information about fund expenses
The fund’s annual operating expenses will likely vary throughout the period and from year to year. The fund’s expenses for the current fiscal year may be higher than the expenses listed in the fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if any advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.
Subadvisor
The subadvisor handles the fund's portfolio management activities, subject to oversight by the advisor.
Manulife Investment Management (US) LLC
197 Clarendon Street
Boston, MA 02116
Manulife Investment Management (US) LLC (Manulife IM (US)) provides investment advisory services to individual and institutional investors. Manulife IM (US) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial Corporation) and, as of March 31, 2023, had total assets under management of approximately $188.69 billion.
The following are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. These managers are employed by Manulife IM (US). For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.
Michael J. Mattioli, CFA
•
Portfolio Manager
•
Managed the fund since 2022
•
Joined Manulife IM (US) in 2011
Nicholas P. Renart
•
Portfolio Manager
•
Managed the fund since 2022
•
Joined Manulife IM (US) in 2011
Emory W. Sanders, Jr., CFA
•
Senior Managing Director and Senior Portfolio Manager
•
Managed the fund since 2022
•
Joined Manulife IM (US) in 2010
Jonathan T. White, CFA
•
Senior Managing Director and Senior Portfolio Manager
•
Managed the fund since 2022
•
Joined Manulife IM (US) in 2011
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Fund details
Custodian
The custodian holds the fund's assets, settles all portfolio trades, and collects most of the valuation data required for calculating the fund’s net asset value.
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114
Principal distributor
The principal distributor markets the fund and distributes shares through selling brokers, financial planners, and other financial professionals.
John Hancock Investment Management Distributors LLC
200 Berkeley Street
Boston, MA 02116
Transfer agent
The transfer agent handles shareholder services, including recordkeeping and statements, distribution of dividends, and processing of buy-and-sell requests.
John Hancock Signature Services, Inc.
P.O. Box 219909
Kansas City, MO 64121-9909
Additional information
The fund has entered into contractual arrangements with various parties that provide services to the fund, which may include, among others, the advisor, subadvisor, custodian, principal distributor, and transfer agent, as described above and in the SAI. Fund shareholders are not parties to, or intended or “third-party” beneficiaries of, any of these contractual arrangements. These contractual arrangements are not intended to, nor do they, create in any individual shareholder or group of shareholders any right, either directly or on behalf of the fund, to either: (a) enforce such contracts against the service providers; or (b) seek any remedy under such contracts against the service providers.
The advisor internally credits a portion of its profits to an affiliated business, John Hancock Retirement (JHR), which is the record keeper for certain 401(k) plans that invest in Class R6 shares. JHR may reduce the record keeping fees paid to it by such 401(k) plans by a commensurate amount. JHR may discontinue this practice with adequate notice to plan sponsors.
This prospectus provides information concerning the fund that you should consider in determining whether to purchase shares of the fund. Each of this prospectus, the SAI, or any contract that is an exhibit to the fund's registration statement, is not intended to, nor does it, give rise to an agreement or contract between the fund and any investor. Each such document also does not give rise to any contract or create rights in any individual shareholder, group of shareholders, or other person. The foregoing disclosure should not be read to suggest any waiver of any rights conferred by federal or state securities laws.
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Fund details
Financial highlights

Because Class A, Class C, and Class R6 shares of the fund had not commenced operations as of the date of this prospectus, this table details the financial performance of Class I shares of the fund, which are described in a separate prospectus, including total return information showing how much an investment in the fund has increased or decreased for the period shown below (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single fund share. Because Class I shares have different expenses than Class A, Class C, and Class R6 shares, financial highlights for Class A, Class C, and Class R6 shares would have differed.
The financial statements of the fund as of March 31, 2023, have been audited by PricewaterhouseCoopers LLP (PwC), the fund's independent registered public accounting firm. The report of PwC, along with the fund's financial statements in the fund’s annual report for the fiscal period ended March 31, 2023, has been incorporated by reference into the SAI. Copies of the fund’s most recent annual report are available upon request.
Fundamental Equity Income Fund Class I Shares
Per share operating performance Period ended	3-31-23 [1]
Net asset value, beginning of period	$10.00
Net investment income[2]	0.13
Net realized and unrealized gain (loss) on investments	0.78
Total from investment operations	0.91
Less distributions
From net investment income	(0.14)
Net asset value, end of period	$10.77
Total return (%)[3]	9.22 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	4.25 [5]
Expenses including reductions	0.82 [5]
Net investment income	1.72 [6]
Portfolio turnover (%)	26

1	Period from 6-28-22 (commencement of operations) to 3-31-23.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Annualized. Certain expenses are presented unannualized.
6	Annualized.
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Choosing an eligible share class

Class A and Class C shares have a Rule 12b-1 plan that allows the class to pay fees for the sale, distribution, and service of its shares. Class R6 shares do not have a Rule 12b-1 plan. Your financial professional can help you decide which share class you are eligible to buy and is best for you. Each class’s eligibility guidelines are described below.
Class A shares
Class A shares are not available to group retirement plans that do not currently hold Class A shares of the fund and that are eligible to invest in Class I shares or any of the R share classes, except as provided below. Such group retirement plans include defined benefit plans, 401(k) plans, 457 plans, 403(b)(7) plans, pension and profit-sharing plans, and nonqualified deferred compensation plans. Individual retirement accounts (IRAs), Roth IRAs, SIMPLE IRAs, individual (“solo” or “single”) 401(k) plans, individual profit sharing plans, individual 403(b) plans, individual defined benefit plans, simplified employee pensions (SEPs), SAR-SEPs, 529 tuition programs and Coverdell Educational Savings Accounts are not considered group retirement plans and are not subject to this restriction on the purchase of Class A shares.
Investment in Class A shares by such group retirement plans will be permitted in the following circumstances:
•
The plan currently holds assets in Class A shares of the fund or any John Hancock fund;
•
Class A shares of the fund or any other John Hancock fund were established as an investment option under the plan prior to January 1, 2013, and the fund’s representatives have agreed that the plan may invest in Class A shares after that date;
•
Class A shares of the fund or any other John Hancock fund were established as a part of an investment model prior to January 1, 2013, and the fund’s representatives have agreed that plans utilizing such model may invest in Class A shares after that date; and
•
Such group retirement plans offered through an intermediary brokerage platform that does not require payments relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services, or effecting portfolio transactions for the fund, that are specific to assets held in such group retirement plans and vary from such payments otherwise made for such services with respect to assets held in non-group retirement plan accounts.
Class C shares
The maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services), the transfer agent for the fund, may accept a purchase request for Class C shares for $1,000,000 or more when the purchase is pursuant to the reinstatement privilege (see “Sales charge reductions and waivers”). Class C shares automatically convert to Class A shares after eight years, provided that the fund or the financial intermediary through which a shareholder purchased or holds Class C shares has records verifying that the Class C shares have been held for at least eight years. Group retirement plan recordkeeping platforms of certain intermediaries that hold Class C shares with the fund in an omnibus account do not track participant level share lot aging and, as such, these Class C shares would not satisfy the conditions for the automatic Class C to Class A conversion.
Class R6 shares
Class R6 shares are offered without any sales charge and are generally made available to the following types of investors if they also meet the minimum initial investment requirement for purchases of Class R6 shares. (See “Opening an account.”)
•
Qualified 401(a) plans (including 401(k) plans, Keogh plans, profit-sharing pension plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans) (collectively, qualified plans)
•
Endowment funds and foundations
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Any state, county, or city, or its instrumentality, department, authority, or agency
•
403(b) plans and 457 plans, including 457(a) governmental entity plans and tax-exempt plans
•
Accounts registered to insurance companies, trust companies, and bank trust departments
•
Investment companies, both affiliated and not affiliated with the advisor
•
Any entity that is considered a corporation for tax purposes, including corporate nonqualified deferred compensation plans of such corporations
•
Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned
•
Financial intermediaries utilizing fund shares in certain eligible qualifying investment product platforms under a signed agreement with the distributor
Class R6 shares may not be available through certain investment dealers.
The availability of Class R6 shares for qualified plan investors will depend upon the policies of your financial intermediary and/or the recordkeeper for your qualified plan.
Class R6 shares also are generally available only to qualified plan investors where plan level or omnibus accounts are held on the books of the fund.
Class R6 shares are not available to retail non-retirement accounts, Traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, and 529 college savings plans.
Class cost structure

Class A shares
•
A front-end sales charge, as described in the section “How sales charges for Class A and Class C shares are calculated”
•
Distribution and service (Rule 12b-1) fees of 0.25%
•
A 1.00% CDSC on certain shares sold within one year of purchase
Class C shares
•
No front-end sales charge; all your money goes to work for you right away
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•
Rule 12b-1 fees of 1.00%
•
A 1.00% CDSC on shares sold within one year of purchase
•
Automatic conversion to Class A shares after eight years, thus reducing future annual expenses (certain exclusions may apply)
Class R6 shares
•
No front-end or deferred sales charges; all your money goes to work for you right away
•
No Rule 12b-1 fees
Rule 12b-1 fees
Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Investment Management Distributors LLC, and may be used by the distributor for expenses relating to the sale, distribution of, and shareholder or administrative services for holders of the shares of the class, and for the payment of service fees that come within Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).
Because Rule 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.
Your broker-dealer or agent may charge you a fee to effect transactions in fund shares. Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.
Additional payments to financial intermediaries
Class A and Class C shares of the fund are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisors, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:
•
directly, by the payment of sales commissions, if any; and
•
indirectly, as a result of the fund paying Rule 12b-1 fees.
No dealer compensation is paid from fund assets on sales of Class R6 shares. Class R6 shares do not carry sales commissions, pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in the distributor’s efforts to promote the sale of the fund’s shares. Neither the fund nor its affiliates make any type of administrative or service payments in connection with investments in Class R6 shares.
Except with respect to Class R6 shares, certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees, if applicable, out of the distributor’s own resources.
These additional payments are sometimes referred to as revenue sharing. These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.
The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the advisor and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars, or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.
The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.
The distributor, advisor, and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the advisor or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the advisor or its affiliates that are not related to the fund.
How sales charges for Class A and Class C shares are calculated

Class A sales charges are as follows:
Your investment ($)	As a % of offering price*	As a % of your investment
Up to 49,999	5.00	5.26
50,000–99,999	4.50	4.71
100,000–249,999	3.50	3.63
250,000–499,999	2.50	2.56
500,000–999,999	2.00	2.04
1,000,000 and over	See below
*
Offering price is the net asset value per share plus any initial sales charge.
You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class C, Class I, Class R2, Class R4, Class R5, or Class R6 shares of a John Hancock open-end mutual fund. To receive the reduced sales charge, you must tell your broker or financial professional at the time you purchase the fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse, or your children under the age of 21. This includes investments held in an individual retirement account, in an employee benefit plan, or with a broker or financial professional other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about sales charges,
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reductions, and waivers, you may visit the fund’s website at jhinvestments.com, which includes hyperlinks to facilitate access to this information. You may also consult your broker or financial professional, or refer to the section entitled “Sales Charges on Class A and Class C Shares” in the fund’s SAI. You may request an SAI from your broker or financial professional by accessing the fund’s website at jhinvestments.com or by calling Signature Services at 800-225-5291.
Investments of $1 million or more
Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:
Class A deferred charges on investments of $1 million or more
Years after purchase	CDSC (%)
1st year	1.00
After 1st year	None
For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.
The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.
Class C shares
Shares are offered at their net asset value per share, without any initial sales charge.
A CDSC may be charged if a commission has been paid and you sell Class C shares within a certain time after you bought them, as described in the table below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC is as follows:
Class C deferred charges
Years after purchase	CDSC (%)
1st year	1.00
After 1st year	None
For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.
To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.
Sales charge reductions and waivers

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein).
Reducing your Class A sales charges
There are several ways you can combine multiple purchases of shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.
•
Accumulation privilege—lets you add the value of any class of shares of any John Hancock open-end fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.
•
Letter of intention—lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a letter of intention to qualify for reduced sales charges if you plan to invest at least to the first breakpoint level (generally $50,000 or $100,000 depending on the specific fund) in a John Hancock fund’s Class A shares during the next 13 months. Completing a letter of intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual amount purchased. It is your responsibility to tell John Hancock Signature Services Inc. or your financial professional when you believe you have purchased shares totaling an amount eligible for reduced sales charges, as stated in your letter of intention. Further information is provided in the SAI.
•
Combination privilege—lets you combine shares of all funds for purposes of calculating the Class A sales charge.
To utilize any reduction, you must complete the appropriate section of your application, or contact your financial professional or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).
Group investment program
A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.
To utilize this program, you must contact your financial professional or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).
CDSC waivers
As long as Signature Services is notified at the time you sell, any CDSC for Class A or Class C shares will be waived in the following cases, as applicable:
•
to make payments through certain systematic withdrawal plans
•
redemptions pursuant to the fund’s right to liquidate an account that is
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below the minimum account value stated below in “Dividends and account policies,” under the subsection “Small accounts”
•
redemptions of Class A shares by a group retirement plan that continues to offer the same or another John Hancock mutual fund as an investment to its participants
•
redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies
•
to make certain distributions from a retirement plan
•
because of shareholder death or disability
•
rollovers, contract exchanges, or transfers of John Hancock custodial 403(b)(7) account assets required by John Hancock as a result of its decision to discontinue maintaining and administering 403(b)(7) accounts
To utilize a waiver, you must contact your financial professional or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus). Please note, these waivers are distinct from those described in Appendix 1, “Intermediary sales charge waivers.”
Reinstatement privilege
If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, subject to fund minimums, as long as Signature Services or your financial professional is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. Consult the SAI for additional details.
To utilize this privilege, you must contact your financial professional or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).
Waivers for certain investors
Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:
•
Selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
•
Financial intermediaries utilizing fund shares in eligible retirement platforms, fee-based, or wrap investment products
•
Financial intermediaries who offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to their customers
•
Fund Trustees and other individuals who are affiliated with these or other John Hancock funds, including employees of John Hancock companies or Manulife Financial Corporation (and their Immediate Family, as defined in the SAI)
•
Individuals exchanging shares held in an eligible fee-based program for Class A shares, provided however, subsequent purchases in Class A shares will be subject to applicable sales charges
•
Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA
•
Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to a Roth IRA
•
Individuals recharacterizing assets from an IRA, Roth IRA, SEP, SARSEP, or SIMPLE IRA invested in John Hancock funds back to the original account type from which they were converted
•
Participants in group retirement plans that are eligible and permitted to purchase Class A shares as described in the “Choosing an eligible share class” section above. This waiver is contingent upon the group retirement plan being in a recordkeeping arrangement and does not apply to group retirement plans transacting business with the fund through a brokerage relationship in which sales charges are customarily imposed, unless such brokerage relationship qualifies for a sales charge waiver as described. In addition, this waiver does not apply to a group retirement plan that leaves its current recordkeeping arrangement and subsequently transacts business with the fund through a brokerage relationship in which sales charges are customarily imposed. Whether a sales charge waiver is available to your group retirement plan through its record keeper depends upon the policies and procedures of your intermediary. Please consult your financial professional for further information
•
Terminating participants in a pension, profit-sharing, or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code, (i) that is funded by certain John Hancock group annuity contracts, (ii) for which John Hancock Trust Company serves as trustee or custodian, or (iii) the trustee or custodian of which has retained John Hancock Retirement Plan Services (“RPS”) as a service provider, rolling over assets (directly or within 60 days after distribution) from such a plan (or from a John Hancock Managed IRA or John Hancock Annuities IRA into which such assets have already been rolled over) to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, or the subsequent establishment of or any rollover into a new John Hancock fund account by such terminating participants and/or their Immediate Family (as defined in the SAI), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the John Hancock Personal Financial Services (“PFS”) Financial Center
•
Participants in a terminating pension, profit-sharing, or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code (the assets of which, immediately prior to such plan’s termination, were (a) held in certain John Hancock group annuity contracts, (b) in trust or custody by John Hancock Trust Company, or (c) by a trustee or custodian which has retained John Hancock RPS as a service provider, but have been transferred from such contracts or trust funds and are held either: (i) in trust by a distribution processing organization; or (ii) in a custodial IRA or custodial Roth IRA sponsored by an authorized third-party trust company and made available through John Hancock), rolling over assets (directly or within 60 days after distribution) from such a plan to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, or the subsequent establishment of or any rollover into a new John Hancock fund account by such participants and/or their Immediate Family (as defined in the SAI), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the PFS Financial Center
•
Participants actively enrolled in a John Hancock RPS plan account (or an account the trustee of which has retained John Hancock RPS as a service provider) rolling over or transferring assets into a new John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds through John Hancock PFS (to the extent such assets are otherwise prohibited from rolling over or transferring into such participant’s John Hancock RPS plan account), including
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subsequent investments into such accounts, and that are held directly at John Hancock funds or at the John Hancock PFS Financial Center
•
Individuals rolling over assets held in a John Hancock custodial 403(b)(7) account into a John Hancock custodial IRA account
•
Former employees/associates of John Hancock, its affiliates, or agencies rolling over (directly or indirectly within 60 days after distribution) to a new John Hancock custodial IRA or John Hancock custodial Roth IRA from the John Hancock Employee Investment-Incentive Plan (TIP), John Hancock Savings Investment Plan (SIP), or the John Hancock Pension Plan, and such participants and their Immediate Family (as defined in the SAI) subsequently establishing or rolling over assets into a new John Hancock account through the John Hancock PFS Group, including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the John Hancock PFS Financial Center
•
A member of a class action lawsuit against insurance companies who is investing settlement proceeds
To utilize a waiver, you must contact your financial professional or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus). Please note, these waivers are distinct from those described in Appendix 1, “Intermediary sales charge waivers.”
Other waivers
Front-end sales charges and CDSCs are not imposed in connection with the following transactions:
•
Exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” in this prospectus for additional details)
•
Dividend reinvestments (see “Dividends and account policies” in this prospectus for additional details)
•
In addition, the availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.
Opening an account

1
Read this prospectus carefully.
2
Determine if you are eligible by referring to “Choosing an eligible share class.”
3
Determine how much you want to invest. The minimum initial investments for Class A, Class C, and Class R6 shares are described below. There are no subsequent minimum investment requirements for these share classes.
Share Class	Minimum initial investment
Class A and Class C
$1,000 ($250 for group investments). However, there is
no minimum initial investment for certain group
retirement plans using salary deduction or similar group
methods of payment, for fee-based or wrap accounts of
selling firms that have executed a fee-based or wrap
agreement with the distributor, or for certain other
eligible investment product platforms.

Class R6
$1 million. However, there is no minimum initial
investment requirement for: (i) qualified and
nonqualified plan investors; (ii) certain eligible qualifying investment product platforms; or (iii) Trustees,
employees of the advisor or its affiliates, employees of
the subadvisor, members of the fund’s portfolio
management team and the spouses and children (under
age 21) of the aforementioned.

4
All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial professional or call Signature Services at 800-225-5291 for Class A and Class C shares or 888-972-8696 for Class R6 shares.
5
For Class A and Class C shares, complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.
6
Make your initial investment using the instructions under “Buying shares.” You and your financial professional can initiate any purchase, exchange, or sale of shares.
Important information about opening a new account
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account.  When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.
For investors other than individuals.  When you open an account, you will be asked for the name of the entity, its principal place of business, and taxpayer identification number (TIN), and you may be requested to provide information on persons with authority or control over the account, including, but not limited to, name, residential address, date of birth, and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments, or partnership agreements, and other information that will help Signature Services identify the entity. Please see the mutual fund account application for more details.
Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem, or exchange shares. The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts
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Your account
contributed to the plan, or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.
Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes, and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in the fund.
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Your account
Buying shares

Class A and Class C shares
Opening an account	Adding to an account
By check
•Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
•Deliver the check and your completed application to your financial professional or mail them to Signature Services (address below).

•Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
•Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number, and the name(s) in which the account is registered.
•Deliver the check and your investment slip or note to your financial professional, or mail them to Signature Services (address below).

By exchange
•Call your financial professional or Signature Services to request an exchange.	•Log on to the website below to process exchanges between funds. •Call EASI-Line for automated service. •Call your financial professional or Signature Services to request an exchange.
By wire
•Deliver your completed application to your financial professional or mail it to Signature Services.
•Obtain your account number by calling your financial professional or
Signature Services.
•Obtain wiring instructions by calling Signature Services.
•Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

•Obtain wiring instructions by calling Signature Services.
•Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By internet
•See “By exchange” and “By wire.”
•Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
•Complete the “Bank information” section on your account application.
•Log on to the website below to initiate purchases using your authorized bank account.

By phone
•See “By exchange” and “By wire.”
•Verify that your bank or credit union is a member of the ACH system.
•Complete the “To purchase, exchange, or redeem shares via telephone”
and “Bank information” sections on your account application.
•Call EASI-Line for automated service.
•Call your financial professional or call Signature Services between 8:00
a.m. and 7:00 p.m., Monday–Thursday, and on Friday, between 8:00 a.m.
and 6:00 p.m., Eastern time.

To add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Website	EASI-Line	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	(24/7 automated service) 800-338-8080	800-225-5291
23

Your account
Buying shares

Class R6 shares
Opening an account	Adding to an account
By check
•Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
•Deliver the check and your completed application to your financial professional or mail them to Signature Services (address below).

•Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
•If your account statement has a detachable investment slip, please complete it in its entirety. If no slip is available, include a note specifying the fund name, the share class, your account number, and the name(s) in which the account is registered.
•Deliver the check and your investment slip or note to your financial professional, or mail them to Signature Services (address below).

By exchange
•Call your financial professional or Signature Services to request an exchange.
•Log on to the website below to process exchanges between funds.
•You may exchange Class R6 shares for other Class R6 shares or John
Hancock Money Market Fund Class A shares.
•Call your financial professional or Signature Services to request an exchange.

By wire
•Deliver your completed application to your financial professional or mail it to Signature Services.
•Obtain your account number by calling your financial professional or
Signature Services.
•Obtain wiring instructions by calling Signature Services.
•Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

•Obtain wiring instructions by calling Signature Services.
•Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By internet
•See “By exchange” and “By wire.”
•Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
•Complete the “Bank information” section on your account application.
•Log on to the website below to initiate purchases using your authorized bank account.

By phone
•See “By exchange” and “By wire.”
•Verify that your bank or credit union is a member of the ACH system.
•Complete the “To purchase, exchange, or redeem shares via telephone”
and “Bank information” sections on your account application.
•Call your financial professional or call Signature Services between 8:30
a.m. and 5:00 p.m., Eastern time, on most business days.

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
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Your account
Selling shares

Class A and Class C shares
To sell some or all of your shares
By letter
•Accounts of any type •Sales of any amount
•Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.
•Include all signatures and any additional documents that may be required (see the next page).
•Mail the materials to Signature Services (address below).
•A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By internet
•Most accounts •Sales of up to $100,000	•Log on to the website below to initiate redemptions from your fund.
By phone
•Most accounts •Sales of up to $100,000
•Call EASI-Line for automated service.
•Call your financial professional or call Signature Services between 8:00
a.m. and 7:00 p.m., Monday–Thursday, and on Friday, between 8:00 a.m.
and 6:00 p.m., Eastern time.

By wire or electronic funds transfer (EFT)
•Requests by letter to sell any amount •Requests by internet or phone to sell up to $100,000
•To verify that the internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.
•A $4 fee will be deducted from your account. Your bank may also charge a fee for this service.

By exchange
•Accounts of any type •Sales of any amount
•Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s website or by calling your financial professional or Signature Services.
•Log on to the website below to process exchanges between your funds.
•Call EASI-Line for automated service.
•Call your financial professional or Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Website	EASI-Line	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	(24/7 automated service) 800-338-8080	800-225-5291
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Your account
Selling shares in writing

Class A and Class C shares
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
•
your address or bank of record has changed within the past 15 days, and you would like the payment to be sent to your new address or bank,
•
you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock), or
•
you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).
You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions, and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee. Signature Services may make exceptions to any of the signature guarantee requirements.
Seller	Requirements for written requests
Owners of individual, joint, or UGMA/UTMA accounts (custodial accounts for minors)
•Letter of instruction
•On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered
•Medallion signature guarantee, if applicable (see above)

Owners of corporate, sole proprietorship, general partner, or association accounts
•Letter of instruction
•Corporate business/organization resolution, certified within the past
12 months, or a John Hancock business/organization certification form
•On the letter and the resolution, the signature of the person(s)
authorized to sign for the account
•Medallion signature guarantee, if applicable (see above)

Owners or trustees of trust accounts
•Letter of instruction
•On the letter, the signature(s) of the trustee(s)
•Copy of the trust document, certified within the past 12 months, or a
John Hancock trust certification form
•Medallion signature guarantee, if applicable (see above)

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	•Letter of instruction signed by surviving tenant(s) •Copy of the death certificate •Medallion signature guarantee, if applicable (see above) •Inheritance tax waiver, if applicable
Executors of shareholder estates
•Letter of instruction signed by the executor
•Copy of the order appointing executor, certified within the past
12 months
•Medallion signature guarantee, if applicable (see above)
•Inheritance tax waiver, if applicable

Administrators, conservators, guardians, and other sellers, or account types not listed above	•Call Signature Services for instructions

Regular mail	Express delivery	Website	EASI-Line	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	(24/7 automated service) 800-338-8080	800-225-5291
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Your account
Selling shares

Class R6 shares
To sell some or all of your shares
By letter
•Sales of any amount
•Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.
•Include all signatures and any additional documents that may be required (see the next page).
•Mail the materials to Signature Services (address below).
•A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.
•Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By internet
•Most accounts •Sales of up to $100,000	•Log on to the website below to initiate redemptions from your fund.
By phone
Amounts up to $5 million:
•Available to the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and
foundations; corporate accounts; and group retirement plans

•Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.
•To place your request with a representative at John Hancock, call
Signature Services between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days, or your financial professional.
•Redemption proceeds exceeding $100,000 will be wired to your designated bank account, unless a Medallion signature guaranteed letter is provided requesting payment by check. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (EFT)
•Requests by letter to sell any amount •Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges)
•To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call
Signature Services.
•Amounts of $5 million or more will be sent by wire.
•Amounts up to $100,000 may be sent by EFT or by check. Your bank may charge a fee for this service.

By exchange
•Sales of any amount
•Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s website, or by calling your financial professional or Signature Services.
•You may only exchange Class R6 shares for other Class R6 shares or
John Hancock Money Market Fund Class A shares.
•Call your financial professional or Signature Services to request an exchange.

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
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Your account
Selling shares in writing

Class R6 shares
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
•
your address or bank of record has changed within the past 15 days, and you would like the payment to be sent to your new address or bank;
•
you are selling more than $100,000 worth of shares and are requesting payment by check (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);
•
you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and foundations; corporate accounts; and group retirement plans; or
•
you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).
You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions, and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee. Signature Services may make exceptions to any of the signature guarantee requirements.
Seller	Requirements for written requests
Owners of individual, joint, or UGMA/UTMA accounts (custodial accounts for minors)
•Letter of instruction
•On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered
•Medallion signature guarantee, if applicable (see above)

Owners of corporate, sole proprietorship, general partner, or association accounts
•Letter of instruction
•Corporate business/organization resolution, certified within the past
12 months, or a John Hancock business/organization certification form
•On the letter and the resolution, the signature of the person(s)
authorized to sign for the account
•Medallion signature guarantee, if applicable (see above)

Owners or trustees of trust accounts
•Letter of instruction
•On the letter, the signature(s) of the trustee(s)
•Copy of the trust document, certified within the past 12 months, or a
John Hancock trust certification form
•Medallion signature guarantee, if applicable (see above)

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	•Letter of instruction signed by surviving tenant(s) •Copy of the death certificate •Medallion signature guarantee, if applicable (see above) •Inheritance tax waiver, if applicable
Executors of shareholder estates
•Letter of instruction signed by the executor
•Copy of the order appointing executor, certified within the past
12 months
•Medallion signature guarantee, if applicable (see above)
•Inheritance tax waiver, if applicable

Administrators, conservators, guardians, and other sellers, or account types not listed above	•Call Signature Services for instructions

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
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Your account
Transaction policies

Valuation of shares
The net asset value (NAV) for each class of shares of the fund is normally determined once daily as of the close of regular trading on the New York Stock Exchange (NYSE) (typically 4:00 p.m., Eastern time, on each business day that the NYSE is open). In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the advisor’s Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the fund’s NAV is not calculated. Consequently, the fund’s portfolio securities may trade and the NAV of the fund’s shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.
Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class. The current NAV of the fund is available on our website at jhinvestments.com.
Valuation of securities
The Board has designated the fund's advisor as the valuation designee to perform fair value functions for the fund in accordance with the advisor's valuation policies and procedures. As valuation designee, the advisor will determine the fair value, in good faith, of securities and other assets held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply and test fair value methodologies, and oversee and evaluate pricing services and other valuation agents used in valuing the fund's investments. The advisor is subject to Board oversight and reports to the Board information regarding the fair valuation process and related material matters. The advisor carries out its responsibilities as valuation designee through its Pricing Committee.
Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the advisor’s Pricing Committee in certain instances pursuant to procedures established by the advisor and adopted by the Board of Trustees. Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is typically valued at the price on the exchange where the security was acquired or most likely will be sold. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Equity securities traded principally in foreign markets are typically valued using the last sale price or official closing price in the relevant exchange or market, as adjusted by an independent pricing vendor to reflect fair value. On any day a foreign market is closed and the NYSE is open, any foreign securities will typically be valued using the last price or official closing price obtained from the relevant exchange on the prior business day adjusted based on information provided by an independent pricing vendor to reflect fair value. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of the close of the NYSE, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Shares of other open-end investment companies that are not exchange-traded funds (underlying funds) are valued based on the NAVs of such underlying funds.
Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, broker-dealer quotations, credit quality information, general market conditions, news, and other factors and assumptions. The fund may receive different prices when it sells odd-lot positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes.
The Pricing Committee engages in oversight activities with respect to pricing vendors, which includes, among other things, monitoring significant or unusual price fluctuations above predetermined tolerance levels from the prior day, back-testing of pricing vendor prices against actual trades, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these vendors. Nevertheless, market quotations, official closing prices, or information furnished by a pricing vendor could be inaccurate, which could lead to a security being valued incorrectly.
If market quotations, official closing prices, or information furnished by a pricing vendor are not readily available or are otherwise deemed unreliable or not representative of the fair value of such security because of market- or issuer-specific events, a security will be valued at its fair value as determined in good faith by the Board’s valuation designee, the advisor. In certain instances, therefore, the Pricing Committee may
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determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.
Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.
The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.
Regarding the fund’s investment in an underlying fund that is not an ETF, which (as noted above) is valued at such underlying fund’s NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.
Buy and sell prices
When you buy shares, you pay the NAV, plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.
Execution of requests
The fund is open for business when the NYSE is open, typically 9:30 a.m. to 4:00 p.m. Eastern time, Monday through Friday. A purchase or redemption order received in good order by the fund prior to the close of regular trading on the NYSE, on a day the fund is open for business, will be effected at that day’s NAV. An order received in good order after the fund close will generally be effected at the NAV determined on the next business day. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the time until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. This may result in the fund closing for business prior to the time at which the fund’s NAV is determined. In this case, orders submitted after the fund closing may receive the NAV determined on the next business day.
At times of peak activity, it may be difficult to place requests by telephone, if available for your share class. During these times, consider using EASI-Line (if available for your share class), accessing jhinvestments.com, or sending your request in writing.
The fund typically expects to mail or wire redemption proceeds between 1 and 3 business days following the receipt of the shareholder’s redemption request. Processing time is not dependent on the chosen delivery method. In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.
Under normal market conditions, the fund typically expects to meet redemption requests through holdings of cash or cash equivalents or through sales of portfolio securities, and may access other available liquidity facilities. In unusual or stressed market conditions, such as, for example, during a period of time in which a foreign securities exchange is closed, in addition to the methods used in normal market conditions, the fund may meet redemption requests through the use of its line of credit, interfund lending facility, redemptions in kind, or such other liquidity means or facilities as the fund may have in place from time to time.
Telephone transactions
For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts in which a name, mailing address, or recorded bank has changed within the past 30 days. Proceeds from telephone transactions can only be sent to the address or bank on record.
Exchanges and conversions
You may exchange Class A or Class C shares of one John Hancock fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any sales charges, if applicable.
You may exchange Class R6 shares of one John Hancock fund for shares of the same class of any other John Hancock fund or for John Hancock Money Market Fund Class A shares.
The registration for both accounts involved in an exchange must be identical.
Note: Once exchanged into John Hancock Money Market Fund Class A shares, shares may only be exchanged back into the original class from which the shares were exchanged.
As applicable, shares acquired in an exchange will be subject to the CDSC rate and holding schedule of the fund in which such shares were originally purchased if and when such shares are redeemed. For purposes of determining the holding period for calculating the CDSC, shares will continue to age from their original purchase date.
Provided the fund’s eligibility requirements are met, and to the extent the referenced share class is offered by the fund, an investor in the fund pursuant to a fee-based, wrap, or other investment platform program of certain firms, as determined by the fund, may be afforded an opportunity to make a conversion of (i) Class A shares and/or Class C shares (not subject to a CDSC) also owned by the investor in the same fund to Class I shares or Class R6 shares of that fund; or (ii) Class I shares also owned by the investor to Class R6 shares of the same fund. Investors that no longer participate in a fee-based, wrap, or other investment platform program of certain firms may be afforded an opportunity to make a conversion to
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Class A shares of the same fund. Class C shares may be converted to Class A at the request of the applicable financial intermediary after the expiration of the CDSC period, provided that the financial intermediary through which a shareholder purchased or holds Class C shares has records verifying that the Class C share CDSC period has expired and the position is held in an omnibus or dealer-controlled account. The fund may in its sole discretion permit a conversion of one share class to another share class of the same fund in certain circumstances other than those described above.
In addition, Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned, may make a conversion of Class A or Class I shares also owned by the investor in the same fund to Class R6 shares. If Class R6 shares are unavailable, such investors may make a conversion of Class A shares in the same fund to Class I shares.
The conversion of one share class to another share class of the same fund in these particular circumstances should not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).
The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).
Excessive trading
The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.
Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject, or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may, in its discretion, restrict, reject, or cancel a purchase or exchange order even if the transaction is not subject to a specific limitation on exchange activity, as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio, or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.
Exchange limitation policies
The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.
Limitation on exchange activity
The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege, or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.
Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations, or U.S. Department of Labor regulations. Certain automated or preestablished exchange, asset allocation, and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.
These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control, or influence.
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Limitation on the ability to detect and curtail excessive trading practices
Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial advisor, broker, retirement plan administrator, or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisors, brokers, retirement plan administrators, or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.
Excessive trading risk
To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit, and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.
While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:
•
A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of securities” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
•
A fund that invests a material portion of its assets in securities of foreign issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
•
A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of securities” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
Any frequent trading strategies may interfere with efficient management of a fund’s portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers, or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.
Account information
The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth, and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV, minus any applicable sales charges, and take any other steps that it deems reasonable.
Certificated shares
The fund does not issue share certificates. Shares are electronically recorded.
Sales in advance of purchase payments
When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 business days after the purchase.
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Dividends and account policies

Account statements
For Class A and Class C shares, in general, you will receive account statements as follows:
•
after every transaction (except a dividend reinvestment, automatic investment, or systematic withdrawal) that affects your account balance
•
after any changes of name or address of the registered owner(s)
•
in all other circumstances, every quarter
For Class R6 shares, in general, you will receive account statements as follows:
•
after every transaction (except a dividend reinvestment) that affects your account balance
•
after any changes of name or address of the registered owner(s)
•
in all other circumstances, every quarter
Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by February 15.
Dividends
The fund typically declares and pays income dividends quarterly. Capital gains, if any, are typically distributed at least annually, typically after the end of the fund’s fiscal year.
Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.
Taxability of dividends
For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.
The Form 1099 that is mailed to you every February, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.
Returns of capital
If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.
Taxability of transactions
Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
Small accounts
If the value of your account of Class A or Class C shares is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.
Additional investor services

Monthly Automatic Accumulation Program (MAAP)
MAAP lets you set up regular investments from paychecks or bank accounts to the John Hancock fund(s) to purchase Class A and Class C shares. Investors determine the frequency and amount of investments ($25 minimum per month), and they can terminate the program at any time. To establish, you must satisfy the minimum initial investment requirements specified in the section “Opening an account” and complete the appropriate parts of the account application.
Systematic withdrawal plan
This plan may be used for routine bill payments or periodic withdrawals from your account of Class A and Class C shares. To establish:
•
Make sure you have at least $5,000 worth of shares in your account.
•
Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).
•
Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
•
Determine the schedule: monthly, quarterly, semiannually, annually, or in certain selected months.
•
Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial professional or Signature Services.
Retirement plans
John Hancock funds offer a range of retirement plans, including Traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans, and SEPs. Using these plans, you can invest in any John Hancock fund. To find out more, call Signature Services at 800-225-5291.
John Hancock does not accept requests to establish new John Hancock custodial 403(b)(7) accounts, does not accept requests for exchanges or
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transfers into your existing John Hancock custodial 403(b)(7) accounts, and requires additional disclosure documentation if you direct John Hancock to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. In addition, the fund no longer accepts salary deferrals into 403(b)(7) accounts. Please refer to the SAI for more information regarding these restrictions.
Disclosure of fund holdings
The following information for the fund is posted on the website, jhinvestments.com, generally on the fifth business day after month end: top 10 holdings; top 10 sector analysis; total return/yield; top 10 countries; average quality/maturity; beta/alpha; and top 10 portfolio composition. All of the holdings of the fund will be posted to the website no earlier than 15 days after each calendar month end, and will remain posted on the website for six months. All of the fund's holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. All of the fund's holdings as of the end of the second and fourth fiscal quarters will be disclosed on Form N-CSR within 70 days of the end of such fiscal quarters. A description of the fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.
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Appendix 1 - Intermediary sales charge waivers

Intermediary sales charge waivers
Merrill Lynch, Pierce, Fenner & Smith Incorporated (Merrill Lynch)
Effective June 30, 2020, shareholders purchasing fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI:
Front-end Sales Load Waivers on Class A shares available at Merrill Lynch
•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
•
Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
•
Shares purchased through a Merrill Lynch affiliated investment advisory program
•
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
•
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
•
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
•
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
•
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
•
Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in the prospectus
•
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement
CDSC Waivers on Class A and Class C shares available at Merrill Lynch
•
Death or disability of the shareholder
•
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
•
Return of excess contributions from an IRA Account
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
•
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
•
Shares acquired through a Right of Reinstatement
•
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to Class A and Class C shares only)
•
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Front-end Load Discounts Available at Merrill Lynch; Breakpoints, Rights of Accumulation & Letters of Intent
•
Breakpoints as described in the fund’s prospectus
•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial professional about such assets
•
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)
Ameriprise Financial Services, Inc. (Ameriprise Financial)
The following information applies to Class A shares purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial:
Effective January 15, 2021, shareholders purchasing fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI:
Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family)
•
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply
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•
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members
•
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement)
In addition, shareholders purchasing fund shares that are available through an Ameriprise Financial Advisory account are eligible for front-end sales charge waivers, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Morgan Stanley Smith Barney (Morgan Stanley)
Effective July 1, 2018, shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account which is not held directly at the fund are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this fund’s Prospectus or SAI:
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
•
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
•
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
•
Shares purchased through a Morgan Stanley self-directed brokerage account
•
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund by Morgan Stanley Wealth Management pursuant to its share class conversion program
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge
Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (Raymond James)
Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end sales load waivers on Class A shares available at Raymond James
•
Shares purchased in an investment advisory program
•
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
•
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
•
A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James
CDSC Waivers on Class A and Class C shares available at Raymond James
•
Death or disability of the shareholder
•
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
•
Return of excess contributions from an IRA Account
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus
•
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James
•
Shares acquired through a right of reinstatement
Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent
•
Breakpoints as described in the fund’s prospectus
•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial professional about such assets
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•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial professional about such assets
Edward D. Jones & Co., L.P. (Edward Jones)
Effective on or after January 15, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing fund shares through an Edward Jones platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (SAI). In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of fund family or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Front-end Sales Charge Waivers on Class A shares available at Edward Jones
Sales charges are waived for the following shareholders and in the following situations:
•
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures
•
Shares purchased in an Edward Jones fee-based program
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment
•
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account
•
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus
•
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones
CDSC Waivers on Class A and Class C shares available at Edward Jones
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
•
Shares sold upon the death or disability of the shareholder
•
Shares sold as part of a systematic withdrawal plan (limited to up to 10% per year of the account value)
•
Return of excess contributions from an Individual Retirement Account (IRA)
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations
•
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones
•
Shares exchanged at Edward Jones’ discretion in an Edward Jones fee-based program. In such circumstances, Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable
•
Shares acquired through a right of reinstatement
•
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below
Front-end Load Discounts Available at Edward Jones; Breakpoints, Rights of Accumulation & Letter of Intent
•
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds, as described in this prospectus
•
Rights of Accumulation (ROA). The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (pricing groups). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level. ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV). Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge
•
Letter of Intent (LOI). Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to
37

Your account
establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
•
A fee-based account held on an Edward Jones platform
•
A 529 account held on an Edward Jones platform
•
An account with an active systematic investment plan or LOI
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund
Janney Montgomery Scott LLC (Janney)
Effective May 1, 2020, if you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (CDSC), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end sales charge* waivers on Class A shares available at Janney
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
•
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
•
Shares acquired through a right of reinstatement
•
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures
CDSC waivers on Class A and Class C shares available at Janney
•
Shares sold upon the death or disability of the shareholder
•
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
•
Shares purchased in connection with a return of excess contributions from an IRA account
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations
•
Shares sold to pay Janney fees but only if the transaction is initiated by Janney
•
Shares acquired through a right of reinstatement
•
Shares exchanged into the same share class of a different fund
Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
•
Breakpoints as described in the fund’s prospectus
•
Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial professional about such assets
•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial professional about such assets
*Also referred to as an “initial sales charge.”
Robert W. Baird & Co. (Baird)
Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (CDSC) waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
Front-End Sales Charge Waivers on Class A shares Available at Baird
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
•
Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
•
Class C shares will be converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
•
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
38

Your account
CDSC Waivers on Class A and Class C shares Available at Baird
•
Shares sold due to death or disability of the shareholder
•
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
•
Shares bought due to returns of excess contributions from an IRA Account
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus
•
Shares sold to pay Baird fees but only if the transaction is initiated by Baird
•
Shares acquired through a right of reinstatement
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations
•
Breakpoints as described in this prospectus
•
Rights of accumulations which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holdings of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
•
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within the fund family through Baird, over a 13-month period of time
Stifel, Nicolaus & Company, Incorporated (Stifel)
Effective July 1, 2020, shareholders purchasing fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.
Front-end Sales Load Waiver on Class A Shares
•
Class C shares that have been held for more than seven (7) years converted to Class A shares of the same fund pursuant to Stifel’s policies and procedures.
All other sales charge waivers and reductions described elsewhere in the fund’s prospectus or SAI still apply.
39

Your account
Appendix 2 - Related performance information of the subadvisor

Historical performance of the Manulife Investment Management U.S. Equity Income Composite1
John Hancock Fundamental Equity Income Fund (the fund) commenced operations on June 28, 2022. The fund is subadvised by Manulife Investment Management (US) LLC (Manulife IM (US)). Manulife IM (US) manages accounts with investment styles, objectives, policies, and strategies substantially similar to those that are used to manage the fund. These accounts are included in a composite, the performance of which is presented in this Appendix (Composite). The Composite’s performance is presented in U.S. dollars. The same subadvisor has been responsible for the day-to-day management of the accounts for all periods shown in the Appendix. Performance presented in the Composite has been generated on an asset-weighted basis and includes the reinvestment of dividends.
This Appendix presents historical performance information for the Composite as a whole. Because of the similarities between the fund and the Composite, this information may help provide an indication of the fund’s risks by showing how a similar Composite has performed historically. The performance of the Composite, however, is not the performance of the fund, and you should not assume that the fund will have the same performance as the Composite. The performance of the fund may be greater or less than the performance of the Composite due to, among other things, the number of the holdings in and composition of the fund’s portfolio, as well as the asset size and cash flow differences between the fund and the Composite. The accounts in the Composite are not subject to the investment limitations, diversification requirements and other restrictions of the Investment Company Act of 1940 and the Internal Revenue Code, which, if they had applied, might have adversely affected the accounts’ performance results. The inception date of the Composite is January 1, 2014. This Appendix includes an index for purposes of comparing the performance of the Composite. The Russell 1000 Value Index is a broad-based securities index that reflects the investment strategies and performance target of the accounts underlying the Composite.
Performance information—bar chart and table—is presented on the following page for the Composite. The bar chart shows how the Composite’s total return has varied over time, and the table shows the Composite’s performance over the last year, three (3) years, five (5) years, and since inception as of March 31, 2023 (as compared with the Russell 1000 Value Index for reference). The past performance of the Composite is no guarantee of future results in managing the fund. The information in this Appendix does not represent the performance of the fund and is no indication of how it would have performed in the past or will perform in the future.
The past performance of the Composite has been calculated net of actual fees and expenses. The Composite’s returns would be lower if it reflected the fees and expenses of the fund. Class A and Class C shares of the fund have front-end or deferred sales charges. The accounts in the Composite do not have such charges or expenses. The other expenses of each share class of the fund, including any Rule 12b-1 fees, are higher than those of the Composite. The performance of the Composite would be lower if adjusted to reflect the sales charges of Class A or Class C shares of the fund, or the overall expenses of a class of shares.
An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees, or fund expenses. As indicated above, past performance does not indicate future results.
The composite performance information presented herein has been calculated and provided by the fund’s subadvisor. Although the performance is believed to be reliable, John Hancock Investment Management LLC does not guarantee or make any warranty, express or implied, as to the accuracy, adequacy or completeness of such information.
1
The Composite is composed of all portfolios (including the fund) with an investment style, objectives, policies, and strategies substantially similar to those that are used to manage the fund by Manulife IM (US).
40

Your account
Manulife Investment Management U.S. Equity Income Composite

Net assets of Composite as of March 31, 2023: $32.73 million
Calendar year total returns—Composite (%)

Best quarter:	2022, Q4	9.50%
Worst quarter:	2022, Q2	-13.57%

				Since inception
Composite average annual total returns (%)	1 year	3 years	5 years	(1/1/14)
For periods ended March 31, 2023
Composite	-2.97	20.03	9.75	9.47
Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)	-5.91	17.93	7.50	7.96
Russell 1000 Value Index  measures the performance of the large cap value segment of the US equity universe. It includes those Russell 1000 companies with relatively lower price-to-book ratios, lower I/B/E/S forecast medium term (2 year) growth and lower sales per share historical growth (5 years).
41

For more information

The following documents are or will be available that offer further information on the fund:
Annual/semiannual reports to shareholders
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.
As of January 1, 2021, paper copies of the fund's shareholder reports are no longer sent by mail. Instead, the reports are made available on jhinvestments.com, and you will be notified and provided with a link each time a report is posted to the website. You may request to receive paper reports from the fund or from your financial intermediary, free of charge, at any time. You may also request to receive documents through eDelivery.
Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.
To obtain a free copy of these documents or request other information
There are several ways you can get a current annual/semiannual report, prospectus, or SAI from John Hancock, request other information, or make inquiries:
Online:  jhinvestments.com
By mail:
John Hancock Signature Services, Inc.
P.O. Box 219909
Kansas City, MO 64121-9909
By EASI-Line:  800-338-8080 for Class A and Class C shares
By phone:  800-225-5291 for Class A and Class C shares; 888-972-8696 for Class R6 shares
By TTY:  888-999-4721 for Class A, Class C, and Class R6 shares
You can also view or obtain copies of these documents through the SEC:
Online:  sec.gov
By email (duplicating fee required):  publicinfo@sec.gov

© 2023 John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street Boston, MA 02116
800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

SEC file number: 811-00560
4900PN 8/1/23

Prospectus
John Hancock
Fundamental Equity Income Fund
U.S. equity
August 1, 2023
I
JHFEX
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund summary

The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance, and investment management.

John Hancock Fundamental Equity Income Fund	1
Fund details

More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.

Principal investment strategies	5

Principal risks of investing	5

Who’s who	13

Financial highlights	16
Your account

How to place an order to buy, sell, or exchange shares, as well as information about the business policies and any distributions that may be paid.
For more information See back cover

Investing in Class I shares	17

Opening an account	17

Information for plan participants	18

Buying shares	19

Selling shares	20

Transaction policies	22

Dividends and account policies	25

Additional investor services	26

Appendix - Related performance information of the subadvisor	27

Fund summary

John Hancock Fundamental Equity Income Fund
Investment objective

To seek long-term capital appreciation and current income.
Fees and expenses

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder fees (%) (fees paid directly from your investment)	I
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	I
Management fee	0.60
Other expenses	3.73 [1]
Total annual fund operating expenses	4.33
Contractual expense reimbursement	-3.51 [2]
Total annual fund operating expenses after expense reimbursements	0.82
1
“Other expenses” have been restated from fiscal year amounts to reflect current fees and expenses.
2
The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.71% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)	I
1 year	84
3 years	992
5 years	1,912
10 years	4,268
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the fiscal period from June 28, 2022 (commencement of operations) through March 31, 2023, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.
1

Fund summary
Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The fund will primarily invest in equity securities that the manager believes have favorable prospects for divided-paying ability. Equity securities in which the fund may invest include common and preferred stocks, convertible securities, rights, warrants, and depositary receipts (including American Depositary Receipts, American Depositary Shares, European Depositary Receipts, and Global Depositary Receipts), and real estate investment trusts (“REITs”).
The manager seeks to invest in companies that are undervalued by using a combination of proprietary financial models and bottom-up fundamental financial research in order to identify and select companies with strong cash flows and revenue streams, and that are competitively positioned with strong management.
While the fund manages risk by investing in securities across a broad range of industries and market sectors, the fund may at times focus its investments in a particular sector or sectors of the U.S. equity markets. The fund may invest up to 20% of its assets in U.S. and foreign-currency denominated foreign securities, including depositary receipts, and may trade securities actively.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
The fund may engage in certain derivatives transactions. Derivatives may be used to reduce risk and/or obtain efficient market exposure, and may include futures contracts, options and foreign currency forward contracts.
Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund’s investment strategy may not produce the intended results.
The fund’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.
Changing distribution levels risk.  The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
Convertible securities risk.  Convertible securities are subject to certain risks of both equity and debt securities. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.
Credit and counterparty risk.  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Economic and market events risk.  Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk.  The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
ESG integration risk.  The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria.
Fixed-income securities risk.  A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.
Foreign securities risk.  Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic
2

Fund summary
developments may adversely impact the value of foreign securities. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk.  Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options on futures contracts, and options. Foreign currency forward contracts, futures contracts, and options generally are subject to counterparty risk. Derivatives associated with foreign currency transactions are subject to currency risk.
High portfolio turnover risk.  Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Liquidity risk.  The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Operational and cybersecurity risk.  Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Preferred stock risk.  Preferred stock generally ranks senior to common stock with respect to dividends and liquidation but ranks junior to debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock may be subject to optional or mandatory redemption provisions.
Real estate investment trust (REIT) risk.  REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Sector risk.  When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors. To the extent that a fund invests in securities of companies in the financial services sector, the fund may be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors, impacting that sector.
Warrants risk.  The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.
Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Performance information is not shown because the fund had been in operation for less than a full calendar year as of the date of this prospectus.
Investment management

Investment advisor  John Hancock Investment Management LLC
Subadvisor  Manulife Investment Management (US) LLC
Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
Michael J. Mattioli, CFA	Nicholas P. Renart	Emory W. Sanders, Jr., CFA	Jonathan T. White, CFA
Portfolio Manager Managed the fund since inception	Portfolio Manager Managed the fund since inception	Senior Managing Director and Senior Portfolio Manager Managed the fund since inception	Senior Managing Director and Senior Portfolio Manager Managed the fund since inception
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Fund summary
Purchase and sale of fund shares

The minimum initial investment requirement for Class I shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund’s sole discretion. There are no subsequent minimum investment requirements.
Class I shares may be redeemed on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 219909, Kansas City, MO 64121-9909; or for most account types through our website: jhinvestments.com; or by telephone: 888-972-8696.
Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.
Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Fund details

Principal investment strategies

Investment objective:  The fund seeks long-term capital appreciation and current income.
The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide at least 60 days’ prior written notice to shareholders prior to a change in its 80% investment strategy.
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The fund will primarily invest in equity securities that the manager believes have favorable prospects for divided-paying ability. Equity securities in which the fund may invest include common and preferred stocks, convertible securities, rights, warrants, and depositary receipts (including American Depositary Receipts, American Depositary Shares, European Depositary Receipts, and Global Depositary Receipts), and real estate investment trusts (“REITs”).
The manager seeks to invest in companies that are undervalued by using a combination of proprietary financial models and bottom-up fundamental financial research in order to identify and select companies with strong cash flows and revenue streams, and that are competitively positioned with strong management.
While the fund manages risk by investing in securities across a broad range of industries and market sectors, the fund may at times focus its investments in a particular sector or sectors of the U.S. equity markets. The fund may invest up to 20% of its assets in U.S. and foreign-currency denominated foreign securities, including depositary receipts, and may trade securities actively.
The manager considers environmental, social and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
The fund may engage in certain derivatives transactions. Derivatives may be used to reduce risk and/or obtain efficient market exposure, and may include futures contracts, options and foreign currency forward contracts.
The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.
The fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.
Temporary defensive investing
The fund may invest up to 100% of its assets in cash, money market instruments, or other investment-grade short-term securities for the purpose of protecting the fund in the event the manager determines that market, economic, political, or other conditions warrant a defensive posture.
To the extent that the fund is in a defensive position, its ability to achieve its investment objective will be limited.
Principal risks of investing

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a fund’s performance. The fund's investment strategy may not produce the intended results.
Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective. In addition, political events within the United States and abroad could negatively impact financial markets and the fund’s performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund’s performance.
Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk, increased transaction costs, and potential difficulty in valuing portfolio instruments held by the fund.
The principal risks of investing in the fund are summarized in its fund summary above. Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund's Statement of Additional Information (SAI).
Changing distribution levels risk
The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.
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Convertible securities risk
Convertible securities are subject to certain risks of both equity and debt securities. Convertible securities may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. Convertible securities generally offer lower interest or dividend yields than nonconvertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s conversion price. The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than the company’s common stock.
Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives, and other strategic transactions risk”), or a borrower of a fund’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. When a fixed-income security is not rated, a manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.
In addition, a fund is exposed to credit risk to the extent that it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.
Economic and market events risk
Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; dramatic changes in energy prices and currency exchange rates; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.
Beginning in March 2022, the Fed began increasing interest rates and has signaled the potential for further increases. As a result, risks associated with rising interest rates are currently heightened. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
In addition, as the Fed increases the target Fed funds rate, any such rate increases, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may
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cause a decline in the market for equity securities. These events and the possible resulting market volatility may have an adverse effect on the fund.
Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.
Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global securities markets likely will be significantly disrupted. On January 31, 2020, the United Kingdom (UK) left the EU, commonly referred to as “Brexit,” and the UK ceased to be a member of the EU. Following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK’s future relationship with the EU, the EU and the UK Government signed an agreement regarding the economic relationship between the UK and the EU. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. This uncertainty may affect other countries in the EU and elsewhere, and may cause volatility within the EU, triggering prolonged economic downturns in certain countries within the EU. Despite the influence of the lockdowns, and the economic bounce back, Brexit has had a material impact on the UK’s economy. Additionally, trade between the UK and the EU did not benefit from the global rebound in trade in 2021, and remained at the very low levels experienced at the start of the coronavirus (COVID-19) pandemic in 2020, highlighting Brexit’s potential long-term effects on the UK economy.
In addition, Brexit may create additional and substantial economic stresses for the UK, including a contraction of the UK economy and price volatility in UK stocks, decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. Brexit may also adversely affect UK-based financial firms that have counterparties in the EU or participate in market infrastructure (trading venues, clearing houses, settlement facilities) based in the EU. Additionally, the spread of the coronavirus (COVID-19) pandemic is likely to continue to stretch the resources and deficits of many countries in the EU and throughout the world, increasing the possibility that countries may be unable to make timely payments on their sovereign debt. These events and the resulting market volatility may have an adverse effect on the performance of the fund.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For example, the coronavirus (COVID-19) pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
The United States responded to the coronavirus (COVID-19) pandemic and resulting economic distress with fiscal and monetary stimulus packages. In late March 2020, the government passed the Coronavirus Aid, Relief, and Economic Security Act, a stimulus package providing for over $2.2 trillion in resources to small businesses, state and local governments, and individuals adversely impacted by the coronavirus (COVID-19) pandemic. In late December 2020, the government also passed a spending bill that included $900 billion in stimulus relief for the coronavirus (COVID-19) pandemic. Further, in March 2021, the government passed the American Rescue Plan Act of 2021, a $1.9 trillion stimulus bill to accelerate the United States’ recovery from the economic and health effects of the coronavirus (COVID-19) pandemic. In addition, in mid-March 2020 the Fed cut interest rates to historically low levels and promised unlimited and open-ended quantitative easing, including purchases of corporate and municipal government bonds. The Fed also enacted various programs to support liquidity operations and funding in the financial markets, including expanding its reverse repurchase agreement operations, adding $1.5 trillion of liquidity to the banking system, establishing swap lines with other major central banks to provide dollar funding, establishing a program to support money market funds, easing various bank capital buffers, providing funding backstops for businesses to provide bridging loans for up to four years, and providing funding to help credit flow in asset-backed securities markets. The Fed also extended credit to small- and medium-sized businesses.
Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit
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rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia’s economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia’s invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.
In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a fund’s investments may be affected, which may reduce a fund’s performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on a fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.
Equity securities risk
Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. An issuer’s financial condition could decline as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, irregular and/or unexpected trading activity among retail investors, or other factors. Changes in the financial condition of a single issuer can impact the market as a whole.
Even a fund that invests in high-quality, or blue chip, equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.
The fund generally does not attempt to time the market. Because of its exposure to equities, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.
Financial Services.  To the extent that a fund invests in securities of companies in the financial services sector, the fund may be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors, impacting that sector. Companies in the financial services sector may include, but are not limited to, commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies. The types of companies that comprise the financial services sector may change over time.
These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, certain financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.
Value investment style risk.  Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the manager believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the manager to be underpriced or that the market may never come to recognize their fundamental value. A value security may not increase in price, as anticipated by the manager investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. The fund’s strategy of investing in value securities also carries the risk that in certain markets, value securities will underperform growth securities. In addition, securities issued by U.S. entities with substantial foreign operations may involve risks relating to economic, political or regulatory conditions in foreign countries.
ESG integration risk
The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The manager may consider these ESG factors on all or a meaningful
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portion of the fund’s investments. In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in the fund’s investments.
The ESG characteristics utilized in the fund’s investment process may change over time, and different ESG characteristics may be relevant to different investments. Although the manager has established its own structure to oversee ESG integration in accordance with the fund’s investment objective and strategies, successful integration of ESG factors will depend on the manager’s skill in researching, identifying, and applying these factors, as well as on the availability of relevant data. The method of evaluating ESG factors and subsequent impact on portfolio composition, performance, proxy voting decisions and other factors, is subject to the interpretation of the manager in accordance with the fund’s investment objective and strategies. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The manager may employ active shareowner engagement to raise ESG issues with the management of select portfolio companies. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
Fixed-income securities risk
Fixed-income securities are generally subject to two principal types of risk, as well as other risks described below: (1) interest-rate risk and (2) credit quality risk.
Interest-rate risk.  Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk. Duration is a measure of the price sensitivity of a debt security, or a fund that invests in a portfolio of debt securities, to changes in interest rates, whereas the maturity of a security measures the time until final payment is due. Duration measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Recent and potential future changes in government monetary policy may affect interest rates.
Beginning in March 2022, the Federal Reserve Board (Fed) began increasing interest rates and has signaled the potential for further increases. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
The fixed-income securities market has been and may continue to be negatively affected by the coronavirus (COVID-19) pandemic. As with other serious economic disruptions, governmental authorities and regulators responded with significant fiscal and monetary policy changes, including considerably lowering interest rates, which, in some cases could result in negative interest rates. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the fund’s uninvested cash.
Credit quality risk.  Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. An issuer’s credit quality could deteriorate as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors. Funds that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed-income securities.
Investment-grade fixed-income securities in the lowest rating category risk.  Investment-grade fixed-income securities in the lowest rating category (such as Baa by Moody’s Investors Service, Inc. or BBB by S&P Global Ratings or Fitch Ratings, as applicable, and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.
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Prepayment of principal risk.  Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the borrower more quickly than originally anticipated and the fund may have to invest the proceeds in securities with lower yields. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.
Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs, and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country); political changes; or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation, confiscatory taxation, or other confiscation, the fund could lose a substantial portion of, or its entire investment in, a foreign security. Some of the foreign securities risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the United States.
If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk. Additionally, the Holding Foreign Companies Accountable Act (HFCAA) could cause securities of foreign companies, including American depositary receipts, to be delisted from U.S. stock exchanges if the companies do not allow the U.S. government to oversee the auditing of their financial information. Although the requirements of the HFCAA apply to securities of all foreign issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, a fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The fund may also need to seek other markets in which to transact in such securities, which could increase the fund’s costs.
Currency risk.  Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or currency controls or political developments in the United States or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards, and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.
Hedging, derivatives, and other strategic transactions risk
The ability of a fund to utilize hedging, derivatives, and other strategic transactions to benefit the fund will depend in part on its manager’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the manager only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction does not have the desired outcome, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.
A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the
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Fund details
exposure of a fund to various securities, markets, and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit risks associated with leverage, a fund is required to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended (the Derivatives Rule) as outlined below. For a description of the various derivative instruments the fund may utilize, refer to the SAI.
The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, and regulations promulgated or proposed thereunder require many derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and required banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. Although the Commodity Futures Trading Commission (CFTC) has released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, many of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict the fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund may be unable to fully execute its investment strategies as a result. Limits or restrictions applicable to the counterparties with which the fund engages in derivative transactions also could prevent the fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.
In addition, the regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, effective August 19, 2022 (the Compliance Date), the Derivatives Rule replaced the asset segregation regime of Investment Company Act Release No. 10666 (Release 10666) with a new framework for the use of derivatives by registered funds. As of the Compliance Date, the SEC rescinded Release 10666 and withdrew no-action letters and similar guidance addressing a fund’s use of derivatives and began requiring funds to satisfy the requirements of the Derivatives Rule. As a result, on or after the Compliance Date, the funds will no longer engage in “segregation” or “coverage” techniques with respect to derivatives transactions and will instead comply with the applicable requirements of the Derivatives Rule.
The Derivatives Rule mandates that a fund adopt and/or implement: (i) value-at-risk limitations (VaR); (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. In the event that a fund’s derivative exposure is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, it can elect to be classified as a limited derivatives user (Limited Derivatives User) under the Derivatives Rule, in which case the fund is not subject to the full requirements of the Derivatives Rule. Limited Derivatives Users are excepted from VaR testing, implementing a derivatives risk management program, and certain Board oversight and reporting requirements mandated by the Derivatives Rule. However, a Limited Derivatives User is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks.
The Derivatives Rule also provides special treatment for reverse repurchase agreements, similar financing transactions and unfunded commitment agreements. Specifically, a fund may elect whether to treat reverse repurchase agreements and similar financing transactions as “derivatives transactions” subject to the requirements of the Derivatives Rule or as senior securities equivalent to bank borrowings for purposes of Section 18 of the Investment Company Act of 1940. In addition, when-issued or forward settling securities transactions that physically settle within 35-days are deemed not to involve a senior security.
At any time after the date of this prospectus, legislation may be enacted that could negatively affect the assets of the fund. Legislation or regulation may change the way in which the fund itself is regulated. The advisor cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the fund’s ability to achieve its investment objectives.
The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made
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Fund details
only after the fund has incurred the costs of litigation. While a manager intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk, liquidity risk and operational risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a manager may determine not to use derivatives to hedge or otherwise reduce risk exposure. Government legislation or regulation could affect the use of derivatives transactions and could limit a fund’s ability to pursue its investment strategies.
A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent that the fund utilizes the following list of certain derivatives and other strategic transactions, it will be subject to associated risks. The main risks of each appear below.
Foreign currency forward contracts.  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.
Futures contracts.  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.
Options.  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.
High portfolio turnover risk
A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission and tax expenses, which must be borne directly by a fund and its shareholders, respectively. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.
Liquidity risk
The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.
Operational and cybersecurity risk
With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, the fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the fund and its shareholders. Intentional cybersecurity breaches include unauthorized access to systems, networks, or devices (such as through “hacking” activity or “phishing”); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).
A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, litigation costs or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund’s investments to lose value.
Cyber-events have the potential to materially affect the fund and the advisor’s relationships with accounts, shareholders, clients, customers, employees, products, and service providers. The fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. There is no guarantee that the fund will be able to prevent or mitigate the impact of any or all cyber-events.
The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures.
In addition, other disruptive events, including (but not limited to) natural disasters and public health crises (such as the coronavirus (COVID-19) pandemic), may adversely affect the fund’s ability to conduct business, in particular if the fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
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Fund details
Preferred stock risk
Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Real estate investment trust (REIT) risk
REITs are subject to risks associated with the ownership of real estate. Some REITs experience market risk and liquidity risk due to investment in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements impacting the REITs’ ability to qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. REITs also are subject to physical risks to real property, including weather, natural disasters, terrorist attacks, war, or other events that destroy real property.
REITs include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers or lessees, and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the Code), or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even many of the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.
Sector risk
When a fund’s investments are focused in one or more sectors of the economy, they are less broadly invested across industries or sectors than other funds. This means that focused funds tend to be more volatile than other funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in particular sectors is particularly susceptible to the impact of market, economic, political, regulatory, and other conditions and risks affecting those sectors. From time to time, a small number of companies may represent a large portion of a single sector or a group of related sectors as a whole. To the extent that a fund invests in securities of companies in the financial services sector, the fund may be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors, impacting that sector.
Warrants risk
Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.
Who’s who

The following are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.
Board of Trustees
The Trustees oversee the fund’s business activities and retain the services of the various firms that carry out the fund's operations.
Investment advisor
The investment advisor manages the fund's business and investment activities.
John Hancock Investment Management LLC
200 Berkeley Street
Boston, MA 02116
Founded in 1968, the advisor is an indirect principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
The advisor’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The advisor offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of March 31, 2023 the advisor had total assets under management of approximately $149.8 billion.
Subject to general oversight by the Board of Trustees, the advisor manages and supervises the investment operations and business affairs of the fund. The advisor selects, contracts with and compensates one or more subadvisors to manage all or a portion of the fund’s portfolio assets, subject to oversight by the advisor. In this role, the advisor has supervisory responsibility for managing the investment and reinvestment of the fund's portfolio assets through proactive oversight and monitoring of the subadvisor and the fund, as described in further detail below. The advisor is responsible for developing overall investment strategies for the fund and overseeing and implementing the fund's continuous investment
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Fund details
programs and provides a variety of advisory oversight and investment research services. The advisor also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager, or subadvisor changes) and coordinates and oversees services provided under other agreements.
The advisor has ultimate responsibility to oversee a subadvisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the advisor, among other things: (i) monitors on a daily basis the compliance of the subadvisor with the investment objectives and related policies of the fund; (ii) monitors significant changes that may impact the subadvisor's overall business and regularly performs due diligence reviews of the subadvisor; (iii) reviews the performance of the subadvisor; and (iv) reports periodically on such performance to the Board of Trustees. The advisor employs a team of investment professionals who provide these ongoing research and monitoring services.
The fund relies on an order from the Securities and Exchange Commission (SEC) permitting the advisor, subject to approval by the Board of Trustees, to appoint a subadvisor or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisors or the fees paid to a subadvisor, from time to time, without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the advisor to appoint a subadvisor that is an affiliate of the advisor or the fund (other than by reason of serving as a subadvisor to the fund), or to increase the subadvisory fee of an affiliated subadvisor, without the approval of the shareholders.
Management fee
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.
Average daily net assets ($)	Annual rate (%)
First 1 billion	0.600
Next 1 billion	0.585
Excess over 2 billion	0.550
During its most recent fiscal period, the fund paid the advisor a management fee equal to 0.00% of average daily net assets (including any waivers and/or reimbursements).
The basis for the Board of Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, is discussed in the fund’s most recent semiannual shareholder report for the period ended September 30.
Additional information about fund expenses
The fund’s annual operating expenses will likely vary throughout the period and from year to year. The fund’s expenses for the current fiscal year may be higher than the expenses listed in the fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if any advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.
Subadvisor
The subadvisor handles the fund's portfolio management activities, subject to oversight by the advisor.
Manulife Investment Management (US) LLC
197 Clarendon Street
Boston, MA 02116
Manulife Investment Management (US) LLC (Manulife IM (US)) provides investment advisory services to individual and institutional investors. Manulife IM (US) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial Corporation) and, as of March 31, 2023, had total assets under management of approximately $188.69 billion.
The following are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. These managers are employed by Manulife IM (US). For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.
Michael J. Mattioli, CFA
•
Portfolio Manager
•
Managed the fund since 2022
•
Joined Manulife IM (US) in 2011
Nicholas P. Renart
•
Portfolio Manager
•
Managed the fund since 2022
•
Joined Manulife IM (US) in 2011
Emory W. Sanders, Jr., CFA
•
Senior Managing Director and Senior Portfolio Manager
•
Managed the fund since 2022
•
Joined Manulife IM (US) in 2010
Jonathan T. White, CFA
•
Senior Managing Director and Senior Portfolio Manager
•
Managed the fund since 2022
•
Joined Manulife IM (US) in 2011
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Fund details
Custodian
The custodian holds the fund's assets, settles all portfolio trades, and collects most of the valuation data required for calculating the fund’s net asset value.
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114
Principal distributor
The principal distributor markets the fund and distributes shares through selling brokers, financial planners, and other financial professionals.
John Hancock Investment Management Distributors LLC
200 Berkeley Street
Boston, MA 02116
Transfer agent
The transfer agent handles shareholder services, including recordkeeping and statements, distribution of dividends, and processing of buy-and-sell requests.
John Hancock Signature Services, Inc.
P.O. Box 219909
Kansas City, MO 64121-9909
Additional information
The fund has entered into contractual arrangements with various parties that provide services to the fund, which may include, among others, the advisor, subadvisor, custodian, principal distributor, and transfer agent, as described above and in the SAI. Fund shareholders are not parties to, or intended or “third-party” beneficiaries of, any of these contractual arrangements. These contractual arrangements are not intended to, nor do they, create in any individual shareholder or group of shareholders any right, either directly or on behalf of the fund, to either: (a) enforce such contracts against the service providers; or (b) seek any remedy under such contracts against the service providers.
This prospectus provides information concerning the fund that you should consider in determining whether to purchase shares of the fund. Each of this prospectus, the SAI, or any contract that is an exhibit to the fund's registration statement, is not intended to, nor does it, give rise to an agreement or contract between the fund and any investor. Each such document also does not give rise to any contract or create rights in any individual shareholder, group of shareholders, or other person. The foregoing disclosure should not be read to suggest any waiver of any rights conferred by federal or state securities laws.
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Fund details
Financial highlights

This table details the financial performance of Class I shares, including total return information showing how much an investment in the fund has increased or decreased for the period shown below (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single fund share.
The financial statements of the fund as of March 31, 2023, have been audited by PricewaterhouseCoopers LLP (PwC), the fund's independent registered public accounting firm. The report of PwC, along with the fund's financial statements in the fund’s annual report for the fiscal period ended March 31, 2023, has been incorporated by reference into the SAI. Copies of the fund’s most recent annual report are available upon request.
Fundamental Equity Income Fund Class I Shares
Per share operating performance Period ended	3-31-23 [1]
Net asset value, beginning of period	$10.00
Net investment income[2]	0.13
Net realized and unrealized gain (loss) on investments	0.78
Total from investment operations	0.91
Less distributions
From net investment income	(0.14)
Net asset value, end of period	$10.77
Total return (%)[3]	9.22 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	4.25 [5]
Expenses including reductions	0.82 [5]
Net investment income	1.72 [6]
Portfolio turnover (%)	26

1	Period from 6-28-22 (commencement of operations) to 3-31-23.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Annualized. Certain expenses are presented unannualized.
6	Annualized.
16

Your account

Investing in Class I shares

Class I shares are offered without any sales charge to the following types of investors if they also meet the minimum initial investment requirement for purchases of Class I shares (see “Opening an account”):
•
Clients of financial intermediaries who: (i) charge such clients a fee for advisory, investment, consulting, or similar services; (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load program or investment platform; or (iii) have entered into an agreement with the distributor to offer Class I shares to clients on certain brokerage platforms where the intermediary is acting solely as an agent for the investor who may be required to pay a commission and/or other forms of compensation to the intermediary. Other share classes of the fund have different fees and expenses.
•
Retirement and other benefit plans
•
Endowment funds, foundations, donor advised funds, and other charitable entities
•
Any state, county, or city, or its instrumentality, department, authority, or agency
•
Accounts registered to insurance companies, trust companies, and bank trust departments
•
Any entity that is considered a corporation for tax purposes
•
Investment companies, both affiliated and not affiliated with the advisor
•
Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned
Your broker-dealer or agent may charge you a fee to effect transactions in fund shares. Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.
Additional payments to financial intermediaries
Class I shares do not carry sales commissions or pay Rule 12b-1 fees. However, if you purchase Class I shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker.
firms may request, and the distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees, if applicable, out of the distributor’s own resources.
These additional payments are sometimes referred to as revenue sharing. These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.
The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the advisor and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars, or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.
The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.
The distributor, advisor, and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the advisor or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the advisor or its affiliates that are not related to the fund.
Opening an account

1
Read this prospectus carefully.
2
Determine if you are eligible by referring to “Investing in Class I shares.”
3
Determine how much you want to invest. The minimum initial investments for Class I shares are described below. There are no subsequent minimum investment requirements for this share class.
Share Class	Minimum initial investment
Class I
$250,000. However, the minimum initial investment
requirement may be waived, at the fund’s sole discretion,
for investors in certain fee-based, wrap, or other
investment platform programs, or in certain brokerage
platforms where the intermediary is acting solely as an
agent for the investor. The fund also may waive the
minimum initial investment for other categories of
investors at its discretion, including for Trustees,
employees of the advisor or its affiliates, employees of
the subadvisor, members of the fund’s portfolio
management team and the spouses and children (under
age 21) of the aforementioned.

4
All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial professional or call Signature Services at 888-972-8696.
5
Make your initial investment using the instructions under “Buying shares.” You and your financial professional can initiate any purchase, exchange, or sale of shares.
Important information about opening a new account
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by
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Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account.  When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.
For investors other than individuals.  When you open an account, you will be asked for the name of the entity, its principal place of business, and taxpayer identification number (TIN), and you may be requested to provide information on persons with authority or control over the account, including, but not limited to, name, residential address, date of birth, and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments, or partnership agreements, and other information that will help Signature Services identify the entity. Please see the mutual fund account application for more details.
Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem, or exchange shares. The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan, or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.
Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes, and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in the fund.
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Buying shares

Opening an account	Adding to an account
By check
•Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
•Deliver the check and your completed application to your financial professional or mail them to Signature Services (address below).

•Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
•If your account statement has a detachable investment slip, please complete it in its entirety. If no slip is available, include a note specifying the fund name, your share class, your account number, and the name(s) in which the account is registered.
•Deliver the check and your investment slip or note to your financial professional, or mail them to Signature Services (address below).

By exchange
•Call your financial professional or Signature Services to request an exchange.
•Log on to the website below to process exchanges between funds.
•You may exchange Class I shares for other Class I shares or John
Hancock Money Market Fund Class A shares.
•Call your financial professional or Signature Services to request an exchange.

By wire
•Deliver your completed application to your financial professional or mail it to Signature Services.
•Obtain your account number by calling your financial professional or
Signature Services.
•Obtain wiring instructions by calling Signature Services.
•Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

•Obtain wiring instructions by calling Signature Services.
•Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By internet
•See “By exchange” and “By wire.”
•Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
•Complete the “Bank information” section on your account application.
•Log on to the website below to initiate purchases using your authorized bank account.

By phone
•See “By exchange” and “By wire.”
•Verify that your bank or credit union is a member of the ACH system.
•Complete the “To purchase, exchange, or redeem shares via telephone”
and “Bank information” sections on your account application.
•Call your financial professional or call Signature Services between 8:30
a.m. and 5:00 p.m., Eastern time, on most business days.

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
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Selling shares

To sell some or all of your shares
By letter
•Sales of any amount
•Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.
•Include all signatures and any additional documents that may be required (see the next page).
•Mail the materials to Signature Services (address below).
•A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.
•Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By internet
•Most accounts •Sales of up to $100,000	•Log on to the website below to initiate redemptions from your fund.
By phone
Amounts up to $100,000:
•Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.
•To place your request with a representative at John Hancock, call
Signature Services between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days, or contact your financial professional.
•Redemption proceeds exceeding $100,000 will be wired to your designated bank account, unless a Medallion signature guaranteed letter is provided requesting payment by check. Please refer to “Selling shares in writing.”

•Most accounts
Amounts up to $5 million:
•Available to the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and
foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans, and all John Hancock custodial retirement accounts)

By wire or electronic funds transfer (EFT)
•Requests by letter to sell any amount •Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges)
•To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call
Signature Services.
•Amounts up to $100,000 may be sent by EFT or by check. Your bank may charge a fee for this service.
•Amounts of $5 million or more will be sent by wire.

By exchange
•Sales of any amount
•Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s website, or by calling your financial professional or Signature Services.
•You may only exchange Class I shares for other Class I shares or John
Hancock Money Market Fund Class A shares.
•Call your financial professional or Signature Services to request an exchange.

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
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Your account
Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
•
your address or bank of record has changed within the past 15 days, and you would like the payment to be sent to your new address or bank;
•
you are selling more than $100,000 worth of shares and are requesting payment by check (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);
•
you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans, and all John Hancock custodial retirement accounts); or
•
you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).
You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions, and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee. Signature Services may make exceptions to any of the signature guarantee requirements.
Seller	Requirements for written requests
Owners of individual, joint, or UGMA/UTMA accounts (custodial accounts for minors)
•Letter of instruction
•On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered
•Medallion signature guarantee, if applicable (see above)

Owners of corporate, sole proprietorship, general partner, or association accounts
•Letter of instruction
•Corporate business/organization resolution, certified within the past
12 months, or a John Hancock business/organization certification form
•On the letter and the resolution, the signature of the person(s)
authorized to sign for the account
•Medallion signature guarantee, if applicable (see above)

Owners or trustees of trust accounts
•Letter of instruction
•On the letter, the signature(s) of the trustee(s)
•Copy of the trust document, certified within the past 12 months, or a
John Hancock trust certification form
•Medallion signature guarantee, if applicable (see above)

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	•Letter of instruction signed by surviving tenant(s) •Copy of the death certificate •Medallion signature guarantee, if applicable (see above) •Inheritance tax waiver, if applicable
Executors of shareholder estates
•Letter of instruction signed by the executor
•Copy of the order appointing executor, certified within the past
12 months
•Medallion signature guarantee, if applicable (see above)
•Inheritance tax waiver, if applicable

Administrators, conservators, guardians, and other sellers, or account types not listed above	•Call Signature Services for instructions

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
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Transaction policies

Valuation of shares
The net asset value (NAV) for each class of shares of the fund is normally determined once daily as of the close of regular trading on the New York Stock Exchange (NYSE) (typically 4:00 p.m., Eastern time, on each business day that the NYSE is open). In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the advisor’s Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the fund’s NAV is not calculated. Consequently, the fund’s portfolio securities may trade and the NAV of the fund’s shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.
Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class. The current NAV of the fund is available on our website at jhinvestments.com.
Valuation of securities
The Board has designated the fund's advisor as the valuation designee to perform fair value functions for the fund in accordance with the advisor's valuation policies and procedures. As valuation designee, the advisor will determine the fair value, in good faith, of securities and other assets held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply and test fair value methodologies, and oversee and evaluate pricing services and other valuation agents used in valuing the  fund's investments. The advisor is subject to Board oversight and reports to the Board information regarding the fair valuation process and related material matters. The advisor carries out its responsibilities as valuation designee through its Pricing Committee.
Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the advisor’s Pricing Committee in certain instances pursuant to procedures established by the advisor and adopted by the Board of Trustees. Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is typically valued at the price on the exchange where the security was acquired or most likely will be sold. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Equity securities traded principally in foreign markets are typically valued using the last sale price or official closing price in the relevant exchange or market, as adjusted by an independent pricing vendor to reflect fair value. On any day a foreign market is closed and the NYSE is open, any foreign securities will typically be valued using the last price or official closing price obtained from the relevant exchange on the prior business day adjusted based on information provided by an independent pricing vendor to reflect fair value. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of the close of the NYSE, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Shares of other open-end investment companies that are not exchange-traded funds (underlying funds) are valued based on the NAVs of such underlying funds.
Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, broker-dealer quotations, credit quality information, general market conditions, news, and other factors and assumptions. The fund may receive different prices when it sells odd-lot positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes.
The Pricing Committee engages in oversight activities with respect to pricing vendors, which includes, among other things, monitoring significant or unusual price fluctuations above predetermined tolerance levels from the prior day, back-testing of pricing vendor prices against actual trades, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these vendors. Nevertheless, market quotations, official closing prices, or information furnished by a pricing vendor could be inaccurate, which could lead to a security being valued incorrectly.
If market quotations, official closing prices, or information furnished by a pricing vendor are not readily available or are otherwise deemed unreliable or not representative of the fair value of such security because of market- or issuer-specific events, a security will be valued at its fair value as determined in good faith by the Board’s valuation designee, the advisor. In certain instances, therefore, the Pricing Committee may
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determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.
Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.
The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.
Regarding the fund’s investment in an underlying fund that is not an ETF, which (as noted above) is valued at such underlying fund’s NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.
Buy and sell prices
When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.
Execution of requests
The fund is open for business when the NYSE is open, typically 9:30 a.m. to 4:00 p.m. Eastern time, Monday through Friday. A purchase or redemption order received in good order by the fund prior to the close of regular trading on the NYSE, on a day the fund is open for business, will be effected at that day’s NAV. An order received in good order after the fund close will generally be effected at the NAV determined on the next business day. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the time until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. This may result in the fund closing for business prior to the time at which the fund’s NAV is determined. In this case, orders submitted after the fund closing may receive the NAV determined on the next business day.
At times of peak activity, it may be difficult to place requests by telephone, if available for your share class. During these times, consider using EASI-Line (if available for your share class), accessing jhinvestments.com, or sending your request in writing.
The fund typically expects to mail or wire redemption proceeds between 1 and 3 business days following the receipt of the shareholder’s redemption request. Processing time is not dependent on the chosen delivery method. In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.
Under normal market conditions, the fund typically expects to meet redemption requests through holdings of cash or cash equivalents or through sales of portfolio securities, and may access other available liquidity facilities. In unusual or stressed market conditions, such as, for example, during a period of time in which a foreign securities exchange is closed, in addition to the methods used in normal market conditions, the fund may meet redemption requests through the use of its line of credit, interfund lending facility, redemptions in kind, or such other liquidity means or facilities as the fund may have in place from time to time.
Telephone transactions
For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts in which a name, mailing address, or recorded bank has changed within the past 30 days. Proceeds from telephone transactions can only be sent to the address or bank on record.
Exchanges and conversions
You may exchange Class I shares of one John Hancock fund for shares of the same class of any other John Hancock fund or for John Hancock Money Market Fund Class A shares.
The registration for both accounts involved in an exchange must be identical.
Note: Once exchanged into John Hancock Money Market Fund Class A shares, shares may only be exchanged back into the original class from which the shares were exchanged.
Provided the fund’s eligibility requirements are met, and to the extent the referenced share class is offered by the fund, an investor in the fund pursuant to a fee-based, wrap, or other investment platform program of certain firms, as determined by the fund, may be afforded an opportunity to make a conversion of (i) Class A shares and/or Class C shares (not subject to a CDSC) also owned by the investor in the same fund to Class I shares or Class R6 shares of that fund; or (ii) Class I shares also owned by the investor to Class R6 shares of the same fund. Investors that no longer participate in a fee-based, wrap, or other investment platform program of certain firms may be afforded an opportunity to make a conversion to Class A shares of the same fund. Class C shares may be converted to Class A at the request of the applicable financial intermediary after the expiration of the CDSC period, provided that the financial intermediary through which a shareholder purchased or holds Class C shares has records verifying that the Class C share CDSC period has expired and the position is held in an omnibus or dealer-controlled account. The fund may in its sole discretion permit a conversion of one share class to another share class of the same fund in certain circumstances other than those described above.
In addition, Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund’s portfolio management team and
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the spouses and children (under age 21) of the aforementioned, may make a conversion of Class A or Class I shares also owned by the investor in the same fund to Class R6 shares. If Class R6 shares are unavailable, such investors may make a conversion of Class A shares in the same fund to Class I shares.
The conversion of one share class to another share class of the same fund in these particular circumstances should not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).
The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).
Excessive trading
The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.
Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject, or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may, in its discretion, restrict, reject, or cancel a purchase or exchange order even if the transaction is not subject to a specific limitation on exchange activity, as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio, or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.
Exchange limitation policies
The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.
Limitation on exchange activity
The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege, or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.
Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations, or U.S. Department of Labor regulations. Certain automated or preestablished exchange, asset allocation, and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.
These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control, or influence.
Limitation on the ability to detect and curtail excessive trading practices
Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other
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nominee accounts is severely limited in those instances in which the financial intermediary, including a financial advisor, broker, retirement plan administrator, or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisors, brokers, retirement plan administrators, or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.
Excessive trading risk
To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit, and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.
While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:
•
A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of securities” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
•
A fund that invests a material portion of its assets in securities of foreign issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
•
A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of securities” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
Any frequent trading strategies may interfere with efficient management of a fund’s portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers, or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.
Account information
The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth, and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV, and take any other steps that it deems reasonable.
Certificated shares
The fund does not issue share certificates. Shares are electronically recorded.
Sales in advance of purchase payments
When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 business days after the purchase.
Dividends and account policies

Account statements
In general, you will receive account statements as follows:
•
after every transaction (except a dividend reinvestment) that affects your account balance
•
after any changes of name or address of the registered owner(s)
•
in all other circumstances, every quarter
Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by February 15.
Dividends
The fund typically declares and pays income dividends quarterly. Capital gains, if any, are typically distributed at least annually, typically after the end of the fund’s fiscal year.
Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you
25

Your account
may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.
Taxability of dividends
For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.
The Form 1099 that is mailed to you every February, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.
Returns of capital
If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.
Taxability of transactions
Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
Additional investor services

Disclosure of fund holdings
The following information for the fund is posted on the website, jhinvestments.com, generally on the fifth business day after month end: top 10 holdings; top 10 sector analysis; total return/yield; top 10 countries; average quality/maturity; beta/alpha; and top 10 portfolio composition. All of the holdings of the fund will be posted to the website no earlier than 15 days after each calendar month end, and will remain posted on the website for six months. All of the fund's holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. All of the fund's holdings as of the end of the second and fourth fiscal quarters will be disclosed on Form N-CSR within 70 days of the end of such fiscal quarters. A description of the fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.
26

Your account
Appendix - Related performance information of the subadvisor

Historical performance of the Manulife Investment Management U.S. Equity Income Composite1
John Hancock Fundamental Equity Income Fund (the fund) commenced operations on June 28, 2022. The fund is subadvised by Manulife Investment Management (US) LLC (Manulife IM (US)). Manulife IM (US) manages accounts with investment styles, objectives, policies, and strategies substantially similar to those that are used to manage the fund. These accounts are included in a composite, the performance of which is presented in this Appendix (Composite). The Composite’s performance is presented in U.S. dollars. The same subadvisor has been responsible for the day-to-day management of the accounts for all periods shown in the Appendix. Performance presented in the Composite has been generated on an asset-weighted basis and includes the reinvestment of dividends.
This Appendix presents historical performance information for the Composite as a whole. Because of the similarities between the fund and the Composite, this information may help provide an indication of the fund’s risks by showing how a similar Composite has performed historically. The performance of the Composite, however, is not the performance of the fund, and you should not assume that the fund will have the same performance as the Composite. The performance of the fund may be greater or less than the performance of the Composite due to, among other things, the number of the holdings in and composition of the fund’s portfolio, as well as the asset size and cash flow differences between the fund and the Composite. The accounts in the Composite are not subject to the investment limitations, diversification requirements and other restrictions of the Investment Company Act of 1940 and the Internal Revenue Code, which, if they had applied, might have adversely affected the accounts’ performance results. The inception date of the Composite is January 1, 2014. This Appendix includes an index for purposes of comparing the performance of the Composite. The Russell 1000 Value Index is a broad-based securities index that reflects the investment strategies and performance target of the accounts underlying the Composite.
Performance information—bar chart and table—is presented on the following page for the Composite. The bar chart shows how the Composite’s total return has varied over time, and the table shows the Composite’s performance over the last year, three (3) years, five (5) years, and since inception as of March 31, 2023 (as compared with the Russell 1000 Value Index for reference). The past performance of the Composite is no guarantee of future results in managing the fund. The information in this Appendix does not represent the performance of the fund and is no indication of how it would have performed in the past or will perform in the future.
The past performance of the Composite has been calculated net of actual fees and expenses. The Composite’s returns would be lower if it reflected the fees and expenses of the fund. The expenses of Class I shares of the fund are higher than those of the Composite. The performance of the Composite would be lower if adjusted to reflect the overall expenses of Class I shares.
An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees, or fund expenses. As indicated above, past performance does not indicate future results.
The composite performance information presented herein has been calculated and provided by the fund’s subadvisor. Although the performance is believed to be reliable, John Hancock Investment Management LLC does not guarantee or make any warranty, express or implied, as to the accuracy, adequacy or completeness of such information.
1
The Composite is composed of all portfolios (including the fund) with an investment style, objectives, policies, and strategies substantially similar to those that are used to manage the fund by Manulife IM (US).
27

Your account
Manulife Investment Management U.S. Equity Income Composite

Net assets of Composite as of March 31, 2023: $32.73 million
Calendar year total returns—Composite (%)

Best quarter:	2022, Q4	9.50%
Worst quarter:	2022, Q2	-13.57%

				Since inception
Composite average annual total returns (%)	1 year	3 years	5 years	(1/1/14)
For periods ended March 31, 2023
Composite	-2.97	20.03	9.75	9.47
Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)	-5.91	17.93	7.50	7.96
Russell 1000 Value Index  measures the performance of the large cap value segment of the US equity universe. It includes those Russell 1000 companies with relatively lower price-to-book ratios, lower I/B/E/S forecast medium term (2 year) growth and lower sales per share historical growth (5 years).
28

For more information

The following documents are or will be available that offer further information on the fund:
Annual/semiannual reports to shareholders
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.
As of January 1, 2021, paper copies of the fund's shareholder reports are no longer sent by mail. Instead, the reports are made available on jhinvestments.com, and you will be notified and provided with a link each time a report is posted to the website. You may request to receive paper reports from the fund or from your financial intermediary, free of charge, at any time. You may also request to receive documents through eDelivery.
Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.
To obtain a free copy of these documents or request other information
There are several ways you can get a current annual/semiannual report, prospectus, or SAI from John Hancock, request other information, or make inquiries:
Online:  jhinvestments.com
By mail:
John Hancock Signature Services, Inc.
P.O. Box 219909
Kansas City, MO 64121-9909
By phone:  888-972-8696
By TTY:  888-999-4721
You can also view or obtain copies of these documents through the SEC:
Online:  sec.gov
By email (duplicating fee required):  publicinfo@sec.gov

© 2023 John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street Boston, MA 02116
800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

SEC file number: 811-00560
490IPN 8/1/23

Prospectus
John Hancock
Mid Cap Growth Fund
U.S. equity
August 1, 2023
A	C	I	R6
JACJX	JACLX	JACBX	JACEX
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund summary

The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance, and investment management.

John Hancock Mid Cap Growth Fund	1
Fund details

More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.

Principal investment strategies	5

Principal risks of investing	5

Who’s who	10

Financial highlights	13
Your account

How to place an order to buy, sell, or exchange shares, as well as information about the business policies and any distributions that may be paid.
For more information See back cover

Choosing an eligible share class	16

Class cost structure	17

How sales charges for Class A and Class C shares are calculated	18

Sales charge reductions and waivers	18

Opening an account	20

Buying shares	22

Selling shares	25

Transaction policies	31

Dividends and account policies	35

Additional investor services	35

Appendix 1 - Intermediary sales charge waivers	37

Fund summary

John Hancock Mid Cap Growth Fund
Investment objective

To seek long-term growth and capital appreciation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred sales charge (CDSC) waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). More information about these and other discounts is available from your financial professional and beginning on page 18 of the prospectus under “Sales charge reductions and waivers” or page 100 of the fund’s Statement of Additional Information under “Sales Charges on Class A and Class C Shares.”
Shareholder fees (%) (fees paid directly from your investment)	A	C	I	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00	1.00	None	None
	(on certain purchases, including those of $1 million or more)
Small account fee (for fund account balances under $1,000) ($)	20	20	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R6
Management fee	0.83	0.83	0.83	0.83
Distribution and service (Rule 12b-1) fees	0.25	1.00	0.00	0.00
Other expenses	0.18	0.18	0.18	0.07
Acquired fund fees and expenses	0.01 [1]	0.01 [1]	0.01 [1]	0.01 [1]
Total annual fund operating expenses	1.27 [2]	2.02 [2]	1.02 [2]	0.91 [2]
Contractual expense reimbursement	-0.08 [3]	-0.08 [3]	-0.08 [3]	-0.07 [3]
Total annual fund operating expenses after expense reimbursements	1.19	1.94	0.94	0.84
1
“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund's investments in underlying investment companies.
2
The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
3
The advisor contractually agrees to reduce its management fee by an annual rate of 0.07% of the fund’s average daily net assets. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1

Fund summary
	Shares Sold				Shares Not Sold
Expenses ($)	A	C	I	R6	C
1 year	615	297	96	86	197
3 years	875	626	317	283	626
5 years	1,155	1,081	555	497	1,081
10 years	1,951	2,149	1,241	1,113	2,149
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 102% of the average value of its portfolio.
Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, “medium-sized companies” are those with market capitalizations, at the time of purchase, within the collective market capitalization range of companies represented in either the Russell Mid Cap Index ($542.820 million to $58.827 billion as of March 31, 2023) or the S&P Mid Cap 400 Index ($1.145 billion to $16.001 billion as of March 31, 2023).
The manager’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the manager looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The fund may also invest in American Depositary Receipts (ADRs). The manager will consider, but is not limited to, the MSCI market classifications in determining whether a country is a developed or emerging market country.
Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund’s investment strategy may not produce the intended results.
The fund’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.
Economic and market events risk.  Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk.  The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations.
ESG integration risk.  The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria.
2

Fund summary
Foreign securities risk.  Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
High portfolio turnover risk.  Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Information technology companies risk.  Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Liquidity risk.  The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.
Mid-sized company risk.  Mid-sized companies are generally less established and may be more volatile than larger companies. Mid-capitalization securities may underperform the market as a whole.
Operational and cybersecurity risk.  Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Sector risk.  When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Past performance

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
A note on performance
The fund is the successor to Mid Cap Stock Fund, a series of John Hancock Funds II (the predecessor fund). The fund acquired the assets and liabilities of the predecessor fund after the close of business on October 15, 2021. As a result of the transaction, the fund adopted the accounting and performance history of the predecessor fund. Class 1 shares of the predecessor fund commenced operations on October 17, 2005. Class R6 shares of the fund commenced operations on October 18, 2021. Class A, Class C, and Class I shares of the fund commenced operations on November 8, 2021. Returns shown prior to a class’s commencement date are those of Class 1 shares of the predecessor fund or Class R6, as applicable, except that they include any sales charges. Returns for Class A, Class C, Class I, and Class R6 shares would have been substantially similar to returns of Class 1 or Class R6 shares, as applicable, because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different. To the extent expenses of a class would have been higher than expenses of Class 1 or Class R6 shares for the periods shown, as applicable, performance would have been lower.
Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.
Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

3

Fund summary
Year-to-date total return through:	Q2 2023	14.30%
Best quarter:	Q2 2020	42.03%
Worst quarter:	Q2 2022	-29.20%

Average annual total returns (%)—as of 12/31/2022	1 year	5 year	10 year
Class A (before tax)	-37.97	7.14	10.66
after tax on distributions	-39.00	1.79	6.47
after tax on distributions, with sale	-21.75	5.23	7.94
Class C	-35.79	8.06	11.14
Class I	-34.55	8.30	11.26
Class R6	-34.48	8.34	11.28
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	-26.72	7.64	11.41
Investment management

Investment advisor  John Hancock Investment Management LLC
Subadvisor  Wellington Management Company LLP
Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
Mario E. Abularach, CFA, CMT	Stephen Mortimer
Senior Managing Director, Partner and Equity Research Analyst Managed the fund since inception and managed the predecessor fund since 2005	Senior Managing Director, Partner and Equity Portfolio Manager Managed the fund since inception and managed the predecessor fund since 2009
Purchase and sale of fund shares

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms. The minimum initial investment requirement for Class I shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund’s sole discretion. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors; certain eligible qualifying investment product platforms; Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned. There are no subsequent minimum investment requirements.
Class A, Class C, Class I, and Class R6 shares may be redeemed on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 219909, Kansas City, MO 64121-9909; or for most account types through our website: jhinvestments.com; or by telephone: 800-225-5291 (Class A and Class C); 888-972-8696 (Class I and Class R6).
Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.
Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. These payments are not applicable to Class R6 shares. Ask your salesperson or visit your financial intermediary’s website for more information.
4

Fund details

Principal investment strategies

Investment objective:  To seek long-term growth and capital appreciation.
The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide at least 60 days’ prior written notice to shareholders prior to a change in its 80% investment strategy.
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, “medium-sized companies” are those with market capitalizations, at the time of purchase, within the collective market capitalization range of companies represented in either the Russell Mid Cap Index ($542.820 million to $58.827 billion as of March 31, 2023) or the S&P Mid Cap 400 Index ($1.145 billion to $16.001 billion as of March 31, 2023).
The manager’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the manager looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The fund may also invest in American Depositary Receipts (ADRs). The manager will consider, but is not limited to, the MSCI market classifications in determining whether a country is a developed or emerging market country.
The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.
The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.
The fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.
Temporary defensive investing
The fund may invest up to 100% of its assets in cash, money market instruments, or other investment-grade short-term securities for the purpose of protecting the fund in the event the manager determines that market, economic, political, or other conditions warrant a defensive posture.
To the extent that the fund is in a defensive position, its ability to achieve its investment objective will be limited.
Principal risks of investing

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a fund’s performance. The fund's investment strategy may not produce the intended results.
Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective. In addition, political events within the United States and abroad could negatively impact financial markets and the fund’s performance.
Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk, increased transaction costs, and potential difficulty in valuing portfolio instruments held by the fund.
The principal risks of investing in the fund are summarized in its fund summary above. Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund's Statement of Additional Information (SAI).
Economic and market events risk
Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus
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Fund details
by the Japanese central bank; dramatic changes in energy prices and currency exchange rates; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.
Beginning in March 2022, the Fed began increasing interest rates and has signaled the potential for further increases. As a result, risks associated with rising interest rates are currently heightened. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
In addition, as the Fed increases the target Fed funds rate, any such rate increases, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. These events and the possible resulting market volatility may have an adverse effect on the fund.
Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.
Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global securities markets likely will be significantly disrupted. On January 31, 2020, the United Kingdom (UK) left the EU, commonly referred to as “Brexit,” and the UK ceased to be a member of the EU. Following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK’s future relationship with the EU, the EU and the UK Government signed an agreement regarding the economic relationship between the UK and the EU. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. This uncertainty may affect other countries in the EU and elsewhere, and may cause volatility within the EU, triggering prolonged economic downturns in certain countries within the EU. Despite the influence of the lockdowns, and the economic bounce back, Brexit has had a material impact on the UK’s economy. Additionally, trade between the UK and the EU did not benefit from the global rebound in trade in 2021, and remained at the very low levels experienced at the start of the coronavirus (COVID-19) pandemic in 2020, highlighting Brexit’s potential long-term effects on the UK economy.
In addition, Brexit may create additional and substantial economic stresses for the UK, including a contraction of the UK economy and price volatility in UK stocks, decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. Brexit may also adversely affect UK-based financial firms that have counterparties in the EU or participate in market infrastructure (trading venues, clearing houses, settlement facilities) based in the EU. Additionally, the spread of the coronavirus (COVID-19) pandemic is likely to continue to stretch the resources and deficits of many countries in the EU and throughout the world, increasing the possibility that countries may be unable to make timely payments on their sovereign debt. These events and the resulting market volatility may have an adverse effect on the performance of the fund.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For example, the coronavirus (COVID-19) pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political,
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social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
The United States responded to the coronavirus (COVID-19) pandemic and resulting economic distress with fiscal and monetary stimulus packages. In late March 2020, the government passed the Coronavirus Aid, Relief, and Economic Security Act, a stimulus package providing for over $2.2 trillion in resources to small businesses, state and local governments, and individuals adversely impacted by the coronavirus (COVID-19) pandemic. In late December 2020, the government also passed a spending bill that included $900 billion in stimulus relief for the coronavirus (COVID-19) pandemic. Further, in March 2021, the government passed the American Rescue Plan Act of 2021, a $1.9 trillion stimulus bill to accelerate the United States’ recovery from the economic and health effects of the coronavirus (COVID-19) pandemic. In addition, in mid-March 2020 the Fed cut interest rates to historically low levels and promised unlimited and open-ended quantitative easing, including purchases of corporate and municipal government bonds. The Fed also enacted various programs to support liquidity operations and funding in the financial markets, including expanding its reverse repurchase agreement operations, adding $1.5 trillion of liquidity to the banking system, establishing swap lines with other major central banks to provide dollar funding, establishing a program to support money market funds, easing various bank capital buffers, providing funding backstops for businesses to provide bridging loans for up to four years, and providing funding to help credit flow in asset-backed securities markets. The Fed also extended credit to small- and medium-sized businesses.
Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia’s economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia’s invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.
In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a fund’s investments may be affected, which may reduce a fund’s performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on a fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.
Equity securities risk
Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. An issuer’s financial condition could decline as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, irregular and/or unexpected trading activity among retail investors, or other factors. Changes in the financial condition of a single issuer can impact the market as a whole.
Even a fund that invests in high-quality, or blue chip, equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.
The fund generally does not attempt to time the market. Because of its exposure to equities, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.
Growth investment style risk.  Certain equity securities (generally referred to as growth securities) are purchased primarily because a
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manager believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.
ESG integration risk
The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments. In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in the fund’s investments.
The ESG characteristics utilized in the fund’s investment process may change over time, and different ESG characteristics may be relevant to different investments. Although the manager has established its own structure to oversee ESG integration in accordance with the fund’s investment objective and strategies, successful integration of ESG factors will depend on the manager’s skill in researching, identifying, and applying these factors, as well as on the availability of relevant data. The method of evaluating ESG factors and subsequent impact on portfolio composition, performance, proxy voting decisions and other factors, is subject to the interpretation of the manager in accordance with the fund’s investment objective and strategies. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The manager may employ active shareowner engagement to raise ESG issues with the management of select portfolio companies. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs, and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country); political changes; or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation, confiscatory taxation, or other confiscation, the fund could lose a substantial portion of, or its entire investment in, a foreign security. Some of the foreign securities risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the United States.
If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk. Additionally, the Holding Foreign Companies Accountable Act (HFCAA) could cause securities of foreign companies, including American depositary receipts, to be delisted from U.S. stock exchanges if the companies do not allow the U.S. government to oversee the auditing of their financial information. Although the requirements of the HFCAA apply to securities of all foreign issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, a fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The fund may also need to seek other markets in which to transact in such securities, which could increase the fund’s costs.
Currency risk.  Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or currency controls or political developments in the United States or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act
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as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards, and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.
Emerging-market risk.  Investments in the securities of issuers based in countries with emerging-market economies are subject to greater levels of risk and uncertainty than investments in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller, and less seasoned; the difference in, or lack of, auditing and financial reporting requirements or standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments against non-U.S. companies and non-U.S. persons, including company directors and officers, in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers. In addition, shareholders of emerging market issuers, such as the fund, often have limited rights and few practical remedies in emerging markets. Finally, the risks associated with investments in emerging markets often are significant, and vary from jurisdiction to jurisdiction and company to company.
High portfolio turnover risk
A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission and tax expenses, which must be borne directly by a fund and its shareholders, respectively. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.
Information technology companies risk
Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Liquidity risk
The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets that are not widely traded, and that may be subject to purchase and sale restrictions.
Mid-sized company risk
Market risk and liquidity risk may be pronounced for securities of companies with mid-sized market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with mid-sized market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with mid-sized market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller- or mid-sized market capitalizations. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.
Operational and cybersecurity risk
With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, the fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the fund and its shareholders. Intentional cybersecurity breaches include unauthorized access to systems, networks, or devices (such as through “hacking” activity or “phishing”); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. In
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addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).
A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, litigation costs or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund’s investments to lose value.
Cyber-events have the potential to materially affect the fund and the advisor’s relationships with accounts, shareholders, clients, customers, employees, products, and service providers. The fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. There is no guarantee that the fund will be able to prevent or mitigate the impact of any or all cyber-events.
The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures.
In addition, other disruptive events, including (but not limited to) natural disasters and public health crises (such as the coronavirus (COVID-19) pandemic), may adversely affect the fund’s ability to conduct business, in particular if the fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
Sector risk
When a fund’s investments are focused in one or more sectors of the economy, they are less broadly invested across industries or sectors than other funds. This means that focused funds tend to be more volatile than other funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in particular sectors is particularly susceptible to the impact of market, economic, political, regulatory, and other conditions and risks affecting those sectors. From time to time, a small number of companies may represent a large portion of a single sector or a group of related sectors as a whole.
Who’s who

The following are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.
Board of Trustees
The Trustees oversee the fund’s business activities and retain the services of the various firms that carry out the fund's operations.
Investment advisor
The investment advisor manages the fund's business and investment activities.
John Hancock Investment Management LLC
200 Berkeley Street
Boston, MA 02116
Founded in 1968, the advisor is an indirect principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
The advisor’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The advisor offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of March 31, 2023 the advisor had total assets under management of approximately $149.8 billion.
Subject to general oversight by the Board of Trustees, the advisor manages and supervises the investment operations and business affairs of the fund. The advisor selects, contracts with and compensates one or more subadvisors to manage all or a portion of the fund’s portfolio assets, subject to oversight by the advisor. In this role, the advisor has supervisory responsibility for managing the investment and reinvestment of the fund's portfolio assets through proactive oversight and monitoring of the subadvisor and the fund, as described in further detail below. The advisor is responsible for developing overall investment strategies for the fund and overseeing and implementing the fund's continuous investment programs and provides a variety of advisory oversight and investment research services. The advisor also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager, or subadvisor changes) and coordinates and oversees services provided under other agreements.
The advisor has ultimate responsibility to oversee a subadvisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the advisor, among other things: (i) monitors on a daily basis the compliance of the subadvisor with the investment objectives and related policies of the fund; (ii) monitors significant changes that may impact the subadvisor's overall business and regularly performs due diligence reviews of the subadvisor; (iii) reviews the performance of the subadvisor; and (iv) reports periodically on such performance to the Board of Trustees. The advisor employs a team of investment professionals who provide these ongoing research and monitoring services.
The fund relies on an order from the Securities and Exchange Commission (SEC) permitting the advisor, subject to approval by the Board of Trustees, to appoint a subadvisor or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisors or the fees paid to a subadvisor, from time to time, without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the advisor to appoint a subadvisor that is an affiliate of the advisor or the fund (other than by reason of serving as a subadvisor to
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the fund), or to increase the subadvisory fee of an affiliated subadvisor, without the approval of the shareholders.
Management fee
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.
Average daily net assets ($)	Annual rate (%)
First 200 million	0.875
Next 300 million	0.850
Next 2.7 billion	0.825
Next 500 million	0.800
Next 500 million	0.775
Excess over 4.2 billion	0.755
During its most recent fiscal period, the fund paid the advisor a management fee equal to 0.76% of average daily net assets (including any waivers and/or reimbursements).
The basis for the Board of Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, is discussed in the fund’s most recent semiannual shareholder report for the period ended September 30.
Additional information about fund expenses
The fund’s annual operating expenses will likely vary throughout the period and from year to year. The fund’s expenses for the current fiscal year may be higher than the expenses listed in the fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if any advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.
The advisor voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the “other expenses” of the fund exceed 0.20% of the average daily net assets of the fund. For purposes of this agreement, “other expenses” means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) investment management fees, (f) class-specific expenses, (g) borrowing costs, (h) prime brokerage fees, (i) acquired fund fees and expenses paid indirectly, and (j) short dividend expense. The advisor may terminate this voluntary waiver at any time upon notice to the fund.
Subadvisor
The subadvisor handles the fund's portfolio management activities, subject to oversight by the advisor.
Wellington Management Company LLP
280 Congress Street
Boston, MA 02210
Wellington Management Company LLP (Wellington Management) is a Delaware limited liability partnership. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 90 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of March 31, 2023, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1.2 trillion in assets.
The following are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. These managers are employed by Wellington Management. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.
Mario E. Abularach, CFA, CMT
•
Senior Managing Director, Partner and Equity Research Analyst of Wellington Management
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Joined Wellington Management as an investment professional in 2001
•
Managed the fund since inception and managed the predecessor fund since 2005
Stephen Mortimer
•
Senior Managing Director, Partner and Equity Portfolio Manager of Wellington Management
•
Joined Wellington Management as an investment professional in 2001
•
Managed the fund since inception and managed the predecessor fund since 2009
Custodian
The custodian holds the fund's assets, settles all portfolio trades, and collects most of the valuation data required for calculating the fund’s net asset value.
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114
Principal distributor
The principal distributor markets the fund and distributes shares through selling brokers, financial planners, and other financial professionals.
John Hancock Investment Management Distributors LLC
200 Berkeley Street
Boston, MA 02116
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Transfer agent
The transfer agent handles shareholder services, including recordkeeping and statements, distribution of dividends, and processing of buy-and-sell requests.
John Hancock Signature Services, Inc.
P.O. Box 219909
Kansas City, MO 64121-9909
Additional information
The fund has entered into contractual arrangements with various parties that provide services to the fund, which may include, among others, the advisor, subadvisor, custodian, principal distributor, and transfer agent, as described above and in the SAI. Fund shareholders are not parties to, or intended or “third-party” beneficiaries of, any of these contractual arrangements. These contractual arrangements are not intended to, nor do they, create in any individual shareholder or group of shareholders any right, either directly or on behalf of the fund, to either: (a) enforce such contracts against the service providers; or (b) seek any remedy under such contracts against the service providers.
The advisor internally credits a portion of its profits to an affiliated business, John Hancock Retirement (JHR), which is the record keeper for certain 401(k) plans that invest in Class R6 shares. JHR may reduce the record keeping fees paid to it by such 401(k) plans by a commensurate amount. JHR may discontinue this practice with adequate notice to plan sponsors.
This prospectus provides information concerning the fund that you should consider in determining whether to purchase shares of the fund. Each of this prospectus, the SAI, or any contract that is an exhibit to the fund's registration statement, is not intended to, nor does it, give rise to an agreement or contract between the fund and any investor. Each such document also does not give rise to any contract or create rights in any individual shareholder, group of shareholders, or other person. The foregoing disclosure should not be read to suggest any waiver of any rights conferred by federal or state securities laws.
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Financial highlights

These tables detail the financial performance of each share class described in this prospectus, including total return information showing how much an investment in the fund has increased or decreased for the periods shown below (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single fund share.
Mid Cap Growth Fund is the successor to Mid Cap Stock Fund, a series of John Hancock Funds II (the predecessor fund). Mid Cap Growth Fund acquired the assets and liabilities of the predecessor fund after the close of business on October 15, 2021. As a result of the transaction, Mid Cap Growth Fund adopted the accounting and performance history of the predecessor fund. The predecessor fund had a fiscal year end of August 31 and Mid Cap Growth Fund has a fiscal year end of March 31. Class 1 shares of the predecessor fund commenced operations on October 17, 2005. Class A, Class C, Class I, and Class R6 shares of the fund commenced operations on November 8, 2021, November 8, 2021, November 8, 2021, and October 18, 2021, respectively. Returns shown prior to the commencement date of Mid Cap Growth Fund are those of the predecessor fund.
The financial statements of the fund as of March 31, 2023, have been audited by PricewaterhouseCoopers LLP (PwC), the fund's independent registered public accounting firm. The report of PwC, along with the fund's financial statements in the fund’s annual report for the fiscal period ended March 31, 2023, has been incorporated by reference into the SAI. Copies of the fund’s most recent annual report are available upon request.
Mid Cap Growth Fund Class A Shares
Per share operating performancePeriod ended	3-31-23	3-31-22 [1]
Net asset value, beginning of period	$17.26	$22.29
Net investment loss[2]	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	(2.96)	(4.96)
Total from investment operations	(3.03)	(5.03)
Less distributions
From net realized gain	(0.92)	—
Net asset value, end of period	$13.31	$17.26
Total return (%)[3,4]	(17.12)	(22.57)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$19	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	1.24 [6]
Expenses including reductions	1.18	1.17 [6]
Net investment loss	(0.53)	(0.98)[6]
Portfolio turnover (%)	102	69 [7]

1	The inception date for Class A shares is 11-5-21.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Annualized. Certain expenses are presented unannualized.
7	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
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Fund details

Mid Cap Growth Fund Class C Shares
Per share operating performancePeriod ended	3-31-23	3-31-22 [1]
Net asset value, beginning of period	$17.21	$22.29
Net investment loss[2]	(0.17)	(0.13)
Net realized and unrealized gain (loss) on investments	(2.96)	(4.95)
Total from investment operations	(3.13)	(5.08)
Less distributions
From net realized gain	(0.92)	—
Net asset value, end of period	$13.16	$17.21
Total return (%)[3,4]	(17.76)	(22.79)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01	1.98 [7]
Expenses including reductions	1.93	1.92 [7]
Net investment loss	(1.28)	(1.77)[7]
Portfolio turnover (%)	102	69 [8]

1	The inception date for Class C shares is 11-5-21.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Less than $500,000.
7	Annualized. Certain expenses are presented unannualized
8	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.

Mid Cap Growth Fund Class I Shares
Per share operating performancePeriod ended	3-31-23	3-31-22 [1]
Net asset value, beginning of period	$17.28	$22.29
Net investment loss[2]	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	(2.95)	(4.96)
Total from investment operations	(3.00)	(5.01)
Less distributions
From net realized gain	(0.92)	—
Net asset value, end of period	$13.36	$17.28
Total return (%)[3]	(16.98)	(22.48)[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	0.99 [5]
Expenses including reductions	0.93	0.92 [5]
Net investment loss	(0.35)	(0.80)[5]
Portfolio turnover (%)	102	69 [6]
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Fund details

1	The inception date for Class I shares is 11-5-21.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized. Certain expenses are presented unannualized.
6	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.

Mid Cap Growth Fund Class R6 Shares
Per share operating performancePeriod ended	3-31-23	3-31-22[1,2]	8-31-21 [2]	8-31-20 [2]	8-31-19 [2]	8-31-18 [2]
Net asset value, beginning of period	$17.29	$28.81	$27.74	$22.24	$25.90	$22.14
Net investment loss[3]	(0.03)	(0.08)	(0.20)	(0.11)	(0.12)	(0.10)
Net realized and unrealized gain (loss) on investments	(2.96)	(4.17)	8.88	8.38	0.28	6.01
Total from investment operations	(2.99)	(4.25)	8.68	8.27	0.16	5.91
Less distributions
From net realized gain	(0.92)	(7.27)	(7.61)	(2.77)	(3.82)	(2.15)
Net asset value, end of period	$13.38	$17.29	$28.81	$27.74	$22.24	$25.90
Total return (%)[4]	(16.81)	(20.41)[5]	33.87	41.40	5.71	28.68
Ratios and supplemental data
Net assets, end of period (in millions)	$299	$399	$631	$547	$438	$447
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	0.88 [6]	0.92	0.92	0.92	0.92
Expenses including reductions	0.83	0.82 [6]	0.91	0.92	0.92	0.91
Net investment loss	(0.26)	(0.65)[6]	(0.72)	(0.51)	(0.54)	(0.44)
Portfolio turnover (%)	102	69	91	86	61 [7]	67

1	For the seven-month period ended 3-31-22. The inception date for Class R6 shares is 10-18-21. The Accounting Survivor’s fiscal year end was August 31 and the fund’s fiscal year end is March 31.
2
Financial highlights presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund. On the date of reorganization, the accounting and performance history of the
Accounting Survivor was retained as that of the fund. Refer to Note 11 for further details.

3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized. Certain expenses are presented unannualized.
7	Excludes merger activity.
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Choosing an eligible share class

Class A and Class C shares have a Rule 12b-1 plan that allows the class to pay fees for the sale, distribution, and service of its shares. Class I and Class R6 shares do not have a Rule 12b-1 plan. Your financial professional can help you decide which share class you are eligible to buy and is best for you. Each class’s eligibility guidelines are described below.
Class A shares
Class A shares are not available to group retirement plans that do not currently hold Class A shares of the fund and that are eligible to invest in Class I shares or any of the R share classes, except as provided below. Such group retirement plans include defined benefit plans, 401(k) plans, 457 plans, 403(b)(7) plans, pension and profit-sharing plans, and nonqualified deferred compensation plans. Individual retirement accounts (IRAs), Roth IRAs, SIMPLE IRAs, individual (“solo” or “single”) 401(k) plans, individual profit sharing plans, individual 403(b) plans, individual defined benefit plans, simplified employee pensions (SEPs), SAR-SEPs, 529 tuition programs and Coverdell Educational Savings Accounts are not considered group retirement plans and are not subject to this restriction on the purchase of Class A shares.
Investment in Class A shares by such group retirement plans will be permitted in the following circumstances:
•
The plan currently holds assets in Class A shares of the fund or any John Hancock fund;
•
Class A shares of the fund or any other John Hancock fund were established as an investment option under the plan prior to January 1, 2013, and the fund’s representatives have agreed that the plan may invest in Class A shares after that date;
•
Class A shares of the fund or any other John Hancock fund were established as a part of an investment model prior to January 1, 2013, and the fund’s representatives have agreed that plans utilizing such model may invest in Class A shares after that date; and
•
Such group retirement plans offered through an intermediary brokerage platform that does not require payments relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services, or effecting portfolio transactions for the fund, that are specific to assets held in such group retirement plans and vary from such payments otherwise made for such services with respect to assets held in non-group retirement plan accounts.
Class C shares
The maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services), the transfer agent for the fund, may accept a purchase request for Class C shares for $1,000,000 or more when the purchase is pursuant to the reinstatement privilege (see “Sales charge reductions and waivers”). Class C shares automatically convert to Class A shares after eight years, provided that the fund or the financial intermediary through which a shareholder purchased or holds Class C shares has records verifying that the Class C shares have been held for at least eight years. Group retirement plan recordkeeping platforms of certain intermediaries that hold Class C shares with the fund in an omnibus account do not track participant level share lot aging and, as such, these Class C shares would not satisfy the conditions for the automatic Class C to Class A conversion.
Class I shares
Class I shares are offered without any sales charge to the following types of investors if they also meet the minimum initial investment requirement for purchases of Class I shares (see “Opening an account”):
•
Clients of financial intermediaries who: (i) charge such clients a fee for advisory, investment, consulting, or similar services; (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load program or investment platform; or (iii) have entered into an agreement with the distributor to offer Class I shares to clients on certain brokerage platforms where the intermediary is acting solely as an agent for the investor who may be required to pay a commission and/or other forms of compensation to the intermediary. Other share classes of the fund have different fees and expenses.
•
Retirement and other benefit plans
•
Endowment funds, foundations, donor advised funds, and other charitable entities
•
Any state, county, or city, or its instrumentality, department, authority, or agency
•
Accounts registered to insurance companies, trust companies, and bank trust departments
•
Any entity that is considered a corporation for tax purposes
•
Investment companies, both affiliated and not affiliated with the advisor
•
Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned
Class R6 shares
Class R6 shares are offered without any sales charge and are generally made available to the following types of investors if they also meet the minimum initial investment requirement for purchases of Class R6 shares. (See “Opening an account.”)
•
Qualified 401(a) plans (including 401(k) plans, Keogh plans, profit-sharing pension plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans) (collectively, qualified plans)
•
Endowment funds and foundations
•
Any state, county, or city, or its instrumentality, department, authority, or agency
•
403(b) plans and 457 plans, including 457(a) governmental entity plans and tax-exempt plans
•
Accounts registered to insurance companies, trust companies, and bank trust departments
•
Investment companies, both affiliated and not affiliated with the advisor
•
Any entity that is considered a corporation for tax purposes, including corporate nonqualified deferred compensation plans of such corporations
•
Trustees, employees of the advisor or its affiliates, employees of the
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subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned
•
Financial intermediaries utilizing fund shares in certain eligible qualifying investment product platforms under a signed agreement with the distributor
Class R6 shares may not be available through certain investment dealers.
The availability of Class R6 shares for qualified plan investors will depend upon the policies of your financial intermediary and/or the recordkeeper for your qualified plan.
Class R6 shares also are generally available only to qualified plan investors where plan level or omnibus accounts are held on the books of the fund.
Class R6 shares are not available to retail non-retirement accounts, Traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, and 529 college savings plans.
Class cost structure

Class A shares
•
A front-end sales charge, as described in the section “How sales charges for Class A and Class C shares are calculated”
•
Distribution and service (Rule 12b-1) fees of 0.25%
•
A 1.00% CDSC on certain shares sold within one year of purchase
Class C shares
•
No front-end sales charge; all your money goes to work for you right away
•
Rule 12b-1 fees of 1.00%
•
A 1.00% CDSC on shares sold within one year of purchase
•
Automatic conversion to Class A shares after eight years, thus reducing future annual expenses (certain exclusions may apply)
Class I shares
•
No front-end or deferred sales charges; however, if you purchase Class I shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker
•
No Rule 12b-1 fees
Class R6 shares
•
No front-end or deferred sales charges; all your money goes to work for you right away
•
No Rule 12b-1 fees
Rule 12b-1 fees
Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Investment Management Distributors LLC, and may be used by the distributor for expenses relating to the sale, distribution of, and shareholder or administrative services for holders of the shares of the class, and for the payment of service fees that come within Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).
Because Rule 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.
Your broker-dealer or agent may charge you a fee to effect transactions in fund shares. Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.
Additional payments to financial intermediaries
Class A and Class C shares of the fund are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisors, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:
•
directly, by the payment of sales commissions, if any; and
•
indirectly, as a result of the fund paying Rule 12b-1 fees.
Class I shares do not carry sales commissions or pay Rule 12b-1 fees. However, if you purchase Class I shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker.
No dealer compensation is paid from fund assets on sales of Class R6 shares. Class R6 shares do not carry sales commissions, pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in the distributor’s efforts to promote the sale of the fund’s shares. Neither the fund nor its affiliates make any type of administrative or service payments in connection with investments in Class R6 shares.
Except with respect to Class R6 shares, certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees, if applicable, out of the distributor’s own resources.
These additional payments are sometimes referred to as revenue sharing. These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.
The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the advisor and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars, or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may
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earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.
The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.
The distributor, advisor, and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the advisor or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the advisor or its affiliates that are not related to the fund.
How sales charges for Class A and Class C shares are calculated

Class A sales charges are as follows:
Your investment ($)	As a % of offering price*	As a % of your investment
Up to 49,999	5.00	5.26
50,000–99,999	4.50	4.71
100,000–249,999	3.50	3.63
250,000–499,999	2.50	2.56
500,000–999,999	2.00	2.04
1,000,000 and over	See below
*
Offering price is the net asset value per share plus any initial sales charge.
You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class C, Class I, Class R2, Class R4, Class R5, or Class R6 shares of a John Hancock open-end mutual fund. To receive the reduced sales charge, you must tell your broker or financial professional at the time you purchase the fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse, or your children under the age of 21. This includes investments held in an individual retirement account, in an employee benefit plan, or with a broker or financial professional other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about sales charges, reductions, and waivers, you may visit the fund’s website at jhinvestments.com, which includes hyperlinks to facilitate access to this information. You may also consult your broker or financial professional, or refer to the section entitled “Sales Charges on Class A and Class C Shares” in the fund’s SAI. You may request an SAI from your broker or financial professional by accessing the fund’s website at jhinvestments.com or by calling Signature Services at 800-225-5291.
Investments of $1 million or more
Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:
Class A deferred charges on investments of $1 million or more
Years after purchase	CDSC (%)
1st year	1.00
After 1st year	None
For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.
The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.
Class C shares
Shares are offered at their net asset value per share, without any initial sales charge.
A CDSC may be charged if a commission has been paid and you sell Class C shares within a certain time after you bought them, as described in the table below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC is as follows:
Class C deferred charges
Years after purchase	CDSC (%)
1st year	1.00
After 1st year	None
For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.
To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.
Sales charge reductions and waivers

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein).
Reducing your Class A sales charges
There are several ways you can combine multiple purchases of shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.
•
Accumulation privilege—lets you add the value of any class of shares of any John Hancock open-end fund you already own to the amount of your next Class A investment for purposes of calculating the sales
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charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.
•
Letter of intention—lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a letter of intention to qualify for reduced sales charges if you plan to invest at least to the first breakpoint level (generally $50,000 or $100,000 depending on the specific fund) in a John Hancock fund’s Class A shares during the next 13 months. Completing a letter of intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual amount purchased. It is your responsibility to tell John Hancock Signature Services Inc. or your financial professional when you believe you have purchased shares totaling an amount eligible for reduced sales charges, as stated in your letter of intention. Further information is provided in the SAI.
•
Combination privilege—lets you combine shares of all funds for purposes of calculating the Class A sales charge.
To utilize any reduction, you must complete the appropriate section of your application, or contact your financial professional or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).
Group investment program
A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.
To utilize this program, you must contact your financial professional or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).
CDSC waivers
As long as Signature Services is notified at the time you sell, any CDSC for Class A or Class C shares will be waived in the following cases, as applicable:
•
to make payments through certain systematic withdrawal plans
•
redemptions pursuant to the fund’s right to liquidate an account that is below the minimum account value stated below in “Dividends and account policies,” under the subsection “Small accounts”
•
redemptions of Class A shares by a group retirement plan that continues to offer the same or another John Hancock mutual fund as an investment to its participants
•
redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies
•
to make certain distributions from a retirement plan
•
because of shareholder death or disability
•
rollovers, contract exchanges, or transfers of John Hancock custodial 403(b)(7) account assets required by John Hancock as a result of its decision to discontinue maintaining and administering 403(b)(7) accounts
To utilize a waiver, you must contact your financial professional or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus). Please note, these waivers are distinct from those described in Appendix 1, “Intermediary sales charge waivers.”
Reinstatement privilege
If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, subject to fund minimums, as long as Signature Services or your financial professional is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. Consult the SAI for additional details.
To utilize this privilege, you must contact your financial professional or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).
Waivers for certain investors
Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:
•
Selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
•
Financial intermediaries utilizing fund shares in eligible retirement platforms, fee-based, or wrap investment products
•
Financial intermediaries who offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to their customers
•
Fund Trustees and other individuals who are affiliated with these or other John Hancock funds, including employees of John Hancock companies or Manulife Financial Corporation (and their Immediate Family, as defined in the SAI)
•
Individuals exchanging shares held in an eligible fee-based program for Class A shares, provided however, subsequent purchases in Class A shares will be subject to applicable sales charges
•
Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA
•
Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to a Roth IRA
•
Individuals recharacterizing assets from an IRA, Roth IRA, SEP, SARSEP, or SIMPLE IRA invested in John Hancock funds back to the original account type from which they were converted
•
Participants in group retirement plans that are eligible and permitted to purchase Class A shares as described in the “Choosing an eligible share class” section above. This waiver is contingent upon the group retirement plan being in a recordkeeping arrangement and does not apply to group retirement plans transacting business with the fund through a brokerage relationship in which sales charges are customarily imposed, unless such brokerage relationship qualifies for a sales charge waiver as described. In addition, this waiver does not apply to a group retirement plan that leaves its current recordkeeping
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arrangement and subsequently transacts business with the fund through a brokerage relationship in which sales charges are customarily imposed. Whether a sales charge waiver is available to your group retirement plan through its record keeper depends upon the policies and procedures of your intermediary. Please consult your financial professional for further information
•
Terminating participants in a pension, profit-sharing, or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code, (i) that is funded by certain John Hancock group annuity contracts, (ii) for which John Hancock Trust Company serves as trustee or custodian, or (iii) the trustee or custodian of which has retained John Hancock Retirement Plan Services (“RPS”) as a service provider, rolling over assets (directly or within 60 days after distribution) from such a plan (or from a John Hancock Managed IRA or John Hancock Annuities IRA into which such assets have already been rolled over) to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, or the subsequent establishment of or any rollover into a new John Hancock fund account by such terminating participants and/or their Immediate Family (as defined in the SAI), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the John Hancock Personal Financial Services (“PFS”) Financial Center
•
Participants in a terminating pension, profit-sharing, or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code (the assets of which, immediately prior to such plan’s termination, were (a) held in certain John Hancock group annuity contracts, (b) in trust or custody by John Hancock Trust Company, or (c) by a trustee or custodian which has retained John Hancock RPS as a service provider, but have been transferred from such contracts or trust funds and are held either: (i) in trust by a distribution processing organization; or (ii) in a custodial IRA or custodial Roth IRA sponsored by an authorized third-party trust company and made available through John Hancock), rolling over assets (directly or within 60 days after distribution) from such a plan to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, or the subsequent establishment of or any rollover into a new John Hancock fund account by such participants and/or their Immediate Family (as defined in the SAI), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the PFS Financial Center
•
Participants actively enrolled in a John Hancock RPS plan account (or an account the trustee of which has retained John Hancock RPS as a service provider) rolling over or transferring assets into a new John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds through John Hancock PFS (to the extent such assets are otherwise prohibited from rolling over or transferring into such participant’s John Hancock RPS plan account), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the John Hancock PFS Financial Center
•
Individuals rolling over assets held in a John Hancock custodial 403(b)(7) account into a John Hancock custodial IRA account
•
Former employees/associates of John Hancock, its affiliates, or agencies rolling over (directly or indirectly within 60 days after distribution) to a new John Hancock custodial IRA or John Hancock custodial Roth IRA from the John Hancock Employee Investment-Incentive Plan (TIP), John Hancock Savings Investment Plan (SIP), or the John Hancock Pension Plan, and such participants and their Immediate Family (as defined in the SAI) subsequently establishing or rolling over assets into a new John Hancock account through the John Hancock PFS Group, including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the John Hancock PFS Financial Center
•
A member of a class action lawsuit against insurance companies who is investing settlement proceeds
To utilize a waiver, you must contact your financial professional or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus). Please note, these waivers are distinct from those described in Appendix 1, “Intermediary sales charge waivers.”
Other waivers
Front-end sales charges and CDSCs are not imposed in connection with the following transactions:
•
Exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” in this prospectus for additional details)
•
Dividend reinvestments (see “Dividends and account policies” in this prospectus for additional details)
•
In addition, the availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.
Opening an account

1
Read this prospectus carefully.
2
Determine if you are eligible by referring to “Choosing an eligible share class.”
3
Determine how much you want to invest. The minimum initial investments for Class A, Class C, Class I, and Class R6 shares are described below. There are no subsequent minimum investment requirements for these share classes.
Share Class	Minimum initial investment
Class A and Class C
$1,000 ($250 for group investments). However, there is
no minimum initial investment for certain group
retirement plans using salary deduction or similar group
methods of payment, for fee-based or wrap accounts of
selling firms that have executed a fee-based or wrap
agreement with the distributor, or for certain other
eligible investment product platforms.

20

Your account
Share Class	Minimum initial investment
Class I
$250,000. However, the minimum initial investment
requirement may be waived, at the fund’s sole discretion,
for investors in certain fee-based, wrap, or other
investment platform programs, or in certain brokerage
platforms where the intermediary is acting solely as an
agent for the investor. The fund also may waive the
minimum initial investment for other categories of
investors at its discretion, including for Trustees,
employees of the advisor or its affiliates, employees of
the subadvisor, members of the fund’s portfolio
management team and the spouses and children (under
age 21) of the aforementioned.

Class R6
$1 million. However, there is no minimum initial
investment requirement for: (i) qualified and
nonqualified plan investors; (ii) certain eligible qualifying investment product platforms; or (iii) Trustees,
employees of the advisor or its affiliates, employees of
the subadvisor, members of the fund’s portfolio
management team and the spouses and children (under
age 21) of the aforementioned.

4
All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial professional or call Signature Services at 800-225-5291 for Class A and Class C shares or 888-972-8696 for Class I and Class R6 shares.
5
For Class A and Class C shares, complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.
6
Make your initial investment using the instructions under “Buying shares.” You and your financial professional can initiate any purchase, exchange, or sale of shares.
Important information about opening a new account
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account.  When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.
For investors other than individuals.  When you open an account, you will be asked for the name of the entity, its principal place of business, and taxpayer identification number (TIN), and you may be requested to provide information on persons with authority or control over the account, including, but not limited to, name, residential address, date of birth, and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments, or partnership agreements, and other information that will help Signature Services identify the entity. Please see the mutual fund account application for more details.
Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem, or exchange shares. The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan, or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.
Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes, and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in the fund.
21

Your account
Buying shares

Class A and Class C shares
Opening an account	Adding to an account
By check
•Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
•Deliver the check and your completed application to your financial professional or mail them to Signature Services (address below).

•Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
•Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number, and the name(s) in which the account is registered.
•Deliver the check and your investment slip or note to your financial professional, or mail them to Signature Services (address below).

By exchange
•Call your financial professional or Signature Services to request an exchange.	•Log on to the website below to process exchanges between funds. •Call EASI-Line for automated service. •Call your financial professional or Signature Services to request an exchange.
By wire
•Deliver your completed application to your financial professional or mail it to Signature Services.
•Obtain your account number by calling your financial professional or
Signature Services.
•Obtain wiring instructions by calling Signature Services.
•Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

•Obtain wiring instructions by calling Signature Services.
•Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By internet
•See “By exchange” and “By wire.”
•Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
•Complete the “Bank information” section on your account application.
•Log on to the website below to initiate purchases using your authorized bank account.

By phone
•See “By exchange” and “By wire.”
•Verify that your bank or credit union is a member of the ACH system.
•Complete the “To purchase, exchange, or redeem shares via telephone”
and “Bank information” sections on your account application.
•Call EASI-Line for automated service.
•Call your financial professional or call Signature Services between 8:00
a.m. and 7:00 p.m., Monday–Thursday, and on Friday, between 8:00 a.m.
and 6:00 p.m., Eastern time.

To add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Website	EASI-Line	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	(24/7 automated service) 800-338-8080	800-225-5291
22

Your account
Buying shares

Class I shares
Opening an account	Adding to an account
By check
•Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
•Deliver the check and your completed application to your financial professional or mail them to Signature Services (address below).

•Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
•If your account statement has a detachable investment slip, please complete it in its entirety. If no slip is available, include a note specifying the fund name, your share class, your account number, and the name(s) in which the account is registered.
•Deliver the check and your investment slip or note to your financial professional, or mail them to Signature Services (address below).

By exchange
•Call your financial professional or Signature Services to request an exchange.
•Log on to the website below to process exchanges between funds.
•You may exchange Class I shares for other Class I shares or John
Hancock Money Market Fund Class A shares.
•Call your financial professional or Signature Services to request an exchange.

By wire
•Deliver your completed application to your financial professional or mail it to Signature Services.
•Obtain your account number by calling your financial professional or
Signature Services.
•Obtain wiring instructions by calling Signature Services.
•Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

•Obtain wiring instructions by calling Signature Services.
•Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By internet
•See “By exchange” and “By wire.”
•Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
•Complete the “Bank information” section on your account application.
•Log on to the website below to initiate purchases using your authorized bank account.

By phone
•See “By exchange” and “By wire.”
•Verify that your bank or credit union is a member of the ACH system.
•Complete the “To purchase, exchange, or redeem shares via telephone”
and “Bank information” sections on your account application.
•Call your financial professional or call Signature Services between 8:30
a.m. and 5:00 p.m., Eastern time, on most business days.

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
23

Your account
Buying shares

Class R6 shares
Opening an account	Adding to an account
By check
•Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
•Deliver the check and your completed application to your financial professional or mail them to Signature Services (address below).

•Make out a check for the investment amount, payable to “John Hancock
Signature Services, Inc.”
•If your account statement has a detachable investment slip, please complete it in its entirety. If no slip is available, include a note specifying the fund name, the share class, your account number, and the name(s) in which the account is registered.
•Deliver the check and your investment slip or note to your financial professional, or mail them to Signature Services (address below).

By exchange
•Call your financial professional or Signature Services to request an exchange.
•Log on to the website below to process exchanges between funds.
•You may exchange Class R6 shares for other Class R6 shares or John
Hancock Money Market Fund Class A shares.
•Call your financial professional or Signature Services to request an exchange.

By wire
•Deliver your completed application to your financial professional or mail it to Signature Services.
•Obtain your account number by calling your financial professional or
Signature Services.
•Obtain wiring instructions by calling Signature Services.
•Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

•Obtain wiring instructions by calling Signature Services.
•Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By internet
•See “By exchange” and “By wire.”
•Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
•Complete the “Bank information” section on your account application.
•Log on to the website below to initiate purchases using your authorized bank account.

By phone
•See “By exchange” and “By wire.”
•Verify that your bank or credit union is a member of the ACH system.
•Complete the “To purchase, exchange, or redeem shares via telephone”
and “Bank information” sections on your account application.
•Call your financial professional or call Signature Services between 8:30
a.m. and 5:00 p.m., Eastern time, on most business days.

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
24

Your account
Selling shares

Class A and Class C shares
To sell some or all of your shares
By letter
•Accounts of any type •Sales of any amount
•Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.
•Include all signatures and any additional documents that may be required (see the next page).
•Mail the materials to Signature Services (address below).
•A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By internet
•Most accounts •Sales of up to $100,000	•Log on to the website below to initiate redemptions from your fund.
By phone
•Most accounts •Sales of up to $100,000
•Call EASI-Line for automated service.
•Call your financial professional or call Signature Services between 8:00
a.m. and 7:00 p.m., Monday–Thursday, and on Friday, between 8:00 a.m.
and 6:00 p.m., Eastern time.

By wire or electronic funds transfer (EFT)
•Requests by letter to sell any amount •Requests by internet or phone to sell up to $100,000
•To verify that the internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.
•A $4 fee will be deducted from your account. Your bank may also charge a fee for this service.

By exchange
•Accounts of any type •Sales of any amount
•Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s website or by calling your financial professional or Signature Services.
•Log on to the website below to process exchanges between your funds.
•Call EASI-Line for automated service.
•Call your financial professional or Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Website	EASI-Line	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	(24/7 automated service) 800-338-8080	800-225-5291
25

Your account
Selling shares in writing

Class A and Class C shares
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
•
your address or bank of record has changed within the past 15 days, and you would like the payment to be sent to your new address or bank,
•
you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock), or
•
you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).
You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions, and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee. Signature Services may make exceptions to any of the signature guarantee requirements.
Seller	Requirements for written requests
Owners of individual, joint, or UGMA/UTMA accounts (custodial accounts for minors)
•Letter of instruction
•On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered
•Medallion signature guarantee, if applicable (see above)

Owners of corporate, sole proprietorship, general partner, or association accounts
•Letter of instruction
•Corporate business/organization resolution, certified within the past
12 months, or a John Hancock business/organization certification form
•On the letter and the resolution, the signature of the person(s)
authorized to sign for the account
•Medallion signature guarantee, if applicable (see above)

Owners or trustees of trust accounts
•Letter of instruction
•On the letter, the signature(s) of the trustee(s)
•Copy of the trust document, certified within the past 12 months, or a
John Hancock trust certification form
•Medallion signature guarantee, if applicable (see above)

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	•Letter of instruction signed by surviving tenant(s) •Copy of the death certificate •Medallion signature guarantee, if applicable (see above) •Inheritance tax waiver, if applicable
Executors of shareholder estates
•Letter of instruction signed by the executor
•Copy of the order appointing executor, certified within the past
12 months
•Medallion signature guarantee, if applicable (see above)
•Inheritance tax waiver, if applicable

Administrators, conservators, guardians, and other sellers, or account types not listed above	•Call Signature Services for instructions

Regular mail	Express delivery	Website	EASI-Line	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	(24/7 automated service) 800-338-8080	800-225-5291
26

Your account
Selling shares

Class I shares
To sell some or all of your shares
By letter
•Sales of any amount
•Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.
•Include all signatures and any additional documents that may be required (see the next page).
•Mail the materials to Signature Services (address below).
•A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.
•Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By internet
•Most accounts •Sales of up to $100,000	•Log on to the website below to initiate redemptions from your fund.
By phone
Amounts up to $100,000:
•Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.
•To place your request with a representative at John Hancock, call
Signature Services between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days, or contact your financial professional.
•Redemption proceeds exceeding $100,000 will be wired to your designated bank account, unless a Medallion signature guaranteed letter is provided requesting payment by check. Please refer to “Selling shares in writing.”

•Most accounts
Amounts up to $5 million:
•Available to the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and
foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans, and all John Hancock custodial retirement accounts)

By wire or electronic funds transfer (EFT)
•Requests by letter to sell any amount •Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges)
•To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call
Signature Services.
•Amounts up to $100,000 may be sent by EFT or by check. Your bank may charge a fee for this service.
•Amounts of $5 million or more will be sent by wire.

By exchange
•Sales of any amount
•Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s website, or by calling your financial professional or Signature Services.
•You may only exchange Class I shares for other Class I shares or John
Hancock Money Market Fund Class A shares.
•Call your financial professional or Signature Services to request an exchange.

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
27

Your account
Selling shares in writing

Class I shares
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
•
your address or bank of record has changed within the past 15 days, and you would like the payment to be sent to your new address or bank;
•
you are selling more than $100,000 worth of shares and are requesting payment by check (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);
•
you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans, and all John Hancock custodial retirement accounts); or
•
you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).
You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions, and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee. Signature Services may make exceptions to any of the signature guarantee requirements.
Seller	Requirements for written requests
Owners of individual, joint, or UGMA/UTMA accounts (custodial accounts for minors)
•Letter of instruction
•On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered
•Medallion signature guarantee, if applicable (see above)

Owners of corporate, sole proprietorship, general partner, or association accounts
•Letter of instruction
•Corporate business/organization resolution, certified within the past
12 months, or a John Hancock business/organization certification form
•On the letter and the resolution, the signature of the person(s)
authorized to sign for the account
•Medallion signature guarantee, if applicable (see above)

Owners or trustees of trust accounts
•Letter of instruction
•On the letter, the signature(s) of the trustee(s)
•Copy of the trust document, certified within the past 12 months, or a
John Hancock trust certification form
•Medallion signature guarantee, if applicable (see above)

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	•Letter of instruction signed by surviving tenant(s) •Copy of the death certificate •Medallion signature guarantee, if applicable (see above) •Inheritance tax waiver, if applicable
Executors of shareholder estates
•Letter of instruction signed by the executor
•Copy of the order appointing executor, certified within the past
12 months
•Medallion signature guarantee, if applicable (see above)
•Inheritance tax waiver, if applicable

Administrators, conservators, guardians, and other sellers, or account types not listed above	•Call Signature Services for instructions

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
28

Your account
Selling shares

Class R6 shares
To sell some or all of your shares
By letter
•Sales of any amount
•Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.
•Include all signatures and any additional documents that may be required (see the next page).
•Mail the materials to Signature Services (address below).
•A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.
•Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By internet
•Most accounts •Sales of up to $100,000	•Log on to the website below to initiate redemptions from your fund.
By phone
Amounts up to $5 million:
•Available to the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and
foundations; corporate accounts; and group retirement plans

•Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.
•To place your request with a representative at John Hancock, call
Signature Services between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days, or your financial professional.
•Redemption proceeds exceeding $100,000 will be wired to your designated bank account, unless a Medallion signature guaranteed letter is provided requesting payment by check. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (EFT)
•Requests by letter to sell any amount •Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges)
•To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call
Signature Services.
•Amounts of $5 million or more will be sent by wire.
•Amounts up to $100,000 may be sent by EFT or by check. Your bank may charge a fee for this service.

By exchange
•Sales of any amount
•Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s website, or by calling your financial professional or Signature Services.
•You may only exchange Class R6 shares for other Class R6 shares or
John Hancock Money Market Fund Class A shares.
•Call your financial professional or Signature Services to request an exchange.

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
29

Your account
Selling shares in writing

Class R6 shares
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
•
your address or bank of record has changed within the past 15 days, and you would like the payment to be sent to your new address or bank;
•
you are selling more than $100,000 worth of shares and are requesting payment by check (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);
•
you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and foundations; corporate accounts; and group retirement plans; or
•
you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).
You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions, and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee. Signature Services may make exceptions to any of the signature guarantee requirements.
Seller	Requirements for written requests
Owners of individual, joint, or UGMA/UTMA accounts (custodial accounts for minors)
•Letter of instruction
•On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered
•Medallion signature guarantee, if applicable (see above)

Owners of corporate, sole proprietorship, general partner, or association accounts
•Letter of instruction
•Corporate business/organization resolution, certified within the past
12 months, or a John Hancock business/organization certification form
•On the letter and the resolution, the signature of the person(s)
authorized to sign for the account
•Medallion signature guarantee, if applicable (see above)

Owners or trustees of trust accounts
•Letter of instruction
•On the letter, the signature(s) of the trustee(s)
•Copy of the trust document, certified within the past 12 months, or a
John Hancock trust certification form
•Medallion signature guarantee, if applicable (see above)

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	•Letter of instruction signed by surviving tenant(s) •Copy of the death certificate •Medallion signature guarantee, if applicable (see above) •Inheritance tax waiver, if applicable
Executors of shareholder estates
•Letter of instruction signed by the executor
•Copy of the order appointing executor, certified within the past
12 months
•Medallion signature guarantee, if applicable (see above)
•Inheritance tax waiver, if applicable

Administrators, conservators, guardians, and other sellers, or account types not listed above	•Call Signature Services for instructions

Regular mail	Express delivery	Website	Signature Services, Inc.
John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407	jhinvestments.com	888-972-8696
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Transaction policies

Valuation of shares
The net asset value (NAV) for each class of shares of the fund is normally determined once daily as of the close of regular trading on the New York Stock Exchange (NYSE) (typically 4:00 p.m., Eastern time, on each business day that the NYSE is open). In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the advisor’s Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the fund’s NAV is not calculated. Consequently, the fund’s portfolio securities may trade and the NAV of the fund’s shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.
Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class. The current NAV of the fund is available on our website at jhinvestments.com.
Valuation of securities
The Board has designated the fund's advisor as the valuation designee to perform fair value functions for the fund in accordance with the advisor's valuation policies and procedures. As valuation designee, the advisor will determine the fair value, in good faith, of securities and other assets held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply and test fair value methodologies, and oversee and evaluate pricing services and other valuation agents used in valuing the fund's investments. The advisor is subject to Board oversight and reports to the Board information regarding the fair valuation process and related material matters. The advisor carries out its responsibilities as valuation designee through its Pricing Committee.
Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the advisor’s Pricing Committee in certain instances pursuant to procedures established by the advisor and adopted by the Board of Trustees. Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is typically valued at the price on the exchange where the security was acquired or most likely will be sold. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Equity securities traded principally in foreign markets are typically valued using the last sale price or official closing price in the relevant exchange or market, as adjusted by an independent pricing vendor to reflect fair value. On any day a foreign market is closed and the NYSE is open, any foreign securities will typically be valued using the last price or official closing price obtained from the relevant exchange on the prior business day adjusted based on information provided by an independent pricing vendor to reflect fair value. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of the close of the NYSE, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Shares of other open-end investment companies that are not exchange-traded funds (underlying funds) are valued based on the NAVs of such underlying funds.
Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, broker-dealer quotations, credit quality information, general market conditions, news, and other factors and assumptions. The fund may receive different prices when it sells odd-lot positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes.
The Pricing Committee engages in oversight activities with respect to pricing vendors, which includes, among other things, monitoring significant or unusual price fluctuations above predetermined tolerance levels from the prior day, back-testing of pricing vendor prices against actual trades, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these vendors. Nevertheless, market quotations, official closing prices, or information furnished by a pricing vendor could be inaccurate, which could lead to a security being valued incorrectly.
If market quotations, official closing prices, or information furnished by a pricing vendor are not readily available or are otherwise deemed unreliable or not representative of the fair value of such security because of market- or issuer-specific events, a security will be valued at its fair value as determined in good faith by the Board’s valuation designee, the
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advisor. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.
Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.
The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.
Regarding the fund’s investment in an underlying fund that is not an ETF, which (as noted above) is valued at such underlying fund’s NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.
Buy and sell prices
When you buy shares, you pay the NAV, plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.
Execution of requests
The fund is open for business when the NYSE is open, typically 9:30 a.m. to 4:00 p.m. Eastern time, Monday through Friday. A purchase or redemption order received in good order by the fund prior to the close of regular trading on the NYSE, on a day the fund is open for business, will be effected at that day’s NAV. An order received in good order after the fund close will generally be effected at the NAV determined on the next business day. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the time until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. This may result in the fund closing for business prior to the time at which the fund’s NAV is determined. In this case, orders submitted after the fund closing may receive the NAV determined on the next business day.
At times of peak activity, it may be difficult to place requests by telephone, if available for your share class. During these times, consider using EASI-Line (if available for your share class), accessing jhinvestments.com, or sending your request in writing.
The fund typically expects to mail or wire redemption proceeds between 1 and 3 business days following the receipt of the shareholder’s redemption request. Processing time is not dependent on the chosen delivery method. In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.
Under normal market conditions, the fund typically expects to meet redemption requests through holdings of cash or cash equivalents or through sales of portfolio securities, and may access other available liquidity facilities. In unusual or stressed market conditions, such as, for example, during a period of time in which a foreign securities exchange is closed, in addition to the methods used in normal market conditions, the fund may meet redemption requests through the use of its line of credit, interfund lending facility, redemptions in kind, or such other liquidity means or facilities as the fund may have in place from time to time.
Telephone transactions
For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts in which a name, mailing address, or recorded bank has changed within the past 30 days. Proceeds from telephone transactions can only be sent to the address or bank on record.
Exchanges and conversions
You may exchange Class A or Class C shares of one John Hancock fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any sales charges, if applicable.
You may exchange Class I or Class R6 shares of one John Hancock fund for shares of the same class of any other John Hancock fund or for John Hancock Money Market Fund Class A shares.
The registration for both accounts involved in an exchange must be identical.
Note: Once exchanged into John Hancock Money Market Fund Class A shares, shares may only be exchanged back into the original class from which the shares were exchanged.
As applicable, shares acquired in an exchange will be subject to the CDSC rate and holding schedule of the fund in which such shares were originally purchased if and when such shares are redeemed. For purposes of determining the holding period for calculating the CDSC, shares will continue to age from their original purchase date.
Provided the fund’s eligibility requirements are met, and to the extent the referenced share class is offered by the fund, an investor in the fund pursuant to a fee-based, wrap, or other investment platform program of certain firms, as determined by the fund, may be afforded an opportunity to make a conversion of (i) Class A shares and/or Class C shares (not subject to a CDSC) also owned by the investor in the same fund to Class I shares or Class R6 shares of that fund; or (ii) Class I shares also owned by the investor to Class R6 shares of the same fund. Investors that no longer participate in a fee-based, wrap, or other investment platform program of certain firms may be afforded an opportunity to make a conversion to
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Class A shares of the same fund. Class C shares may be converted to Class A at the request of the applicable financial intermediary after the expiration of the CDSC period, provided that the financial intermediary through which a shareholder purchased or holds Class C shares has records verifying that the Class C share CDSC period has expired and the position is held in an omnibus or dealer-controlled account. The fund may in its sole discretion permit a conversion of one share class to another share class of the same fund in certain circumstances other than those described above.
In addition, Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned, may make a conversion of Class A or Class I shares also owned by the investor in the same fund to Class R6 shares. If Class R6 shares are unavailable, such investors may make a conversion of Class A shares in the same fund to Class I shares.
The conversion of one share class to another share class of the same fund in these particular circumstances should not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).
The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).
Excessive trading
The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.
Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject, or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may, in its discretion, restrict, reject, or cancel a purchase or exchange order even if the transaction is not subject to a specific limitation on exchange activity, as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio, or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.
Exchange limitation policies
The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.
Limitation on exchange activity
The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege, or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.
Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations, or U.S. Department of Labor regulations. Certain automated or preestablished exchange, asset allocation, and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.
These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control, or influence.
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Limitation on the ability to detect and curtail excessive trading practices
Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial advisor, broker, retirement plan administrator, or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisors, brokers, retirement plan administrators, or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.
Excessive trading risk
To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit, and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.
While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:
•
A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of securities” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
•
A fund that invests a material portion of its assets in securities of foreign issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
•
A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of securities” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
Any frequent trading strategies may interfere with efficient management of a fund’s portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers, or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.
Account information
The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth, and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV, minus any applicable sales charges, and take any other steps that it deems reasonable.
Certificated shares
The fund does not issue share certificates. Shares are electronically recorded.
Sales in advance of purchase payments
When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 business days after the purchase.
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Dividends and account policies

Account statements
For Class A and Class C shares, in general, you will receive account statements as follows:
•
after every transaction (except a dividend reinvestment, automatic investment, or systematic withdrawal) that affects your account balance
•
after any changes of name or address of the registered owner(s)
•
in all other circumstances, every quarter
For Class I and Class R6 shares, in general, you will receive account statements as follows:
•
after every transaction (except a dividend reinvestment) that affects your account balance
•
after any changes of name or address of the registered owner(s)
•
in all other circumstances, every quarter
Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by February 15.
Dividends
The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually, typically after the end of the fund’s fiscal year.
Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.
Taxability of dividends
For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.
The Form 1099 that is mailed to you every February, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.
Returns of capital
If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.
Taxability of transactions
Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
Small accounts
If the value of your account of Class A or Class C shares is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.
Additional investor services

Monthly Automatic Accumulation Program (MAAP)
MAAP lets you set up regular investments from paychecks or bank accounts to the John Hancock fund(s) to purchase Class A and Class C shares. Investors determine the frequency and amount of investments ($25 minimum per month), and they can terminate the program at any time. To establish, you must satisfy the minimum initial investment requirements specified in the section “Opening an account” and complete the appropriate parts of the account application.
Systematic withdrawal plan
This plan may be used for routine bill payments or periodic withdrawals from your account of Class A and Class C shares. To establish:
•
Make sure you have at least $5,000 worth of shares in your account.
•
Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).
•
Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
•
Determine the schedule: monthly, quarterly, semiannually, annually, or in certain selected months.
•
Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial professional or Signature Services.
Retirement plans
John Hancock funds offer a range of retirement plans, including Traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans, and SEPs. Using these plans, you can invest in any John Hancock fund. To find out more, call Signature Services at 800-225-5291.
John Hancock does not accept requests to establish new John Hancock custodial 403(b)(7) accounts, does not accept requests for exchanges or
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transfers into your existing John Hancock custodial 403(b)(7) accounts, and requires additional disclosure documentation if you direct John Hancock to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. In addition, the fund no longer accepts salary deferrals into 403(b)(7) accounts. Please refer to the SAI for more information regarding these restrictions.
Disclosure of fund holdings
The following information for the fund is posted on the website, jhinvestments.com, generally on the fifth business day after month end: top 10 holdings; top 10 sector analysis; total return/yield; top 10 countries; average quality/maturity; beta/alpha; and top 10 portfolio composition. All of the holdings of the fund will be posted to the website no earlier than 15 days after each calendar month end, and will remain posted on the website for six months. All of the fund's holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. All of the fund's holdings as of the end of the second and fourth fiscal quarters will be disclosed on Form N-CSR within 70 days of the end of such fiscal quarters. A description of the fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.
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Appendix 1 - Intermediary sales charge waivers

Intermediary sales charge waivers
Merrill Lynch, Pierce, Fenner & Smith Incorporated (Merrill Lynch)
Effective June 30, 2020, shareholders purchasing fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI:
Front-end Sales Load Waivers on Class A shares available at Merrill Lynch
•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
•
Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
•
Shares purchased through a Merrill Lynch affiliated investment advisory program
•
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
•
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
•
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
•
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
•
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
•
Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in the prospectus
•
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement
CDSC Waivers on Class A and Class C shares available at Merrill Lynch
•
Death or disability of the shareholder
•
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
•
Return of excess contributions from an IRA Account
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
•
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
•
Shares acquired through a Right of Reinstatement
•
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to Class A and Class C shares only)
•
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Front-end Load Discounts Available at Merrill Lynch; Breakpoints, Rights of Accumulation & Letters of Intent
•
Breakpoints as described in the fund’s prospectus
•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial professional about such assets
•
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)
Ameriprise Financial Services, Inc. (Ameriprise Financial)
The following information applies to Class A shares purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial:
Effective January 15, 2021, shareholders purchasing fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI:
Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family)
•
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply
37

Your account
•
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members
•
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement)
In addition, shareholders purchasing fund shares that are available through an Ameriprise Financial Advisory account are eligible for front-end sales charge waivers, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Morgan Stanley Smith Barney (Morgan Stanley)
Effective July 1, 2018, shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account which is not held directly at the fund are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this fund’s Prospectus or SAI:
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
•
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
•
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
•
Shares purchased through a Morgan Stanley self-directed brokerage account
•
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund by Morgan Stanley Wealth Management pursuant to its share class conversion program
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge
Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (Raymond James)
Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end sales load waivers on Class A shares available at Raymond James
•
Shares purchased in an investment advisory program
•
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
•
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
•
A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James
CDSC Waivers on Class A and Class C shares available at Raymond James
•
Death or disability of the shareholder
•
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
•
Return of excess contributions from an IRA Account
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus
•
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James
•
Shares acquired through a right of reinstatement
Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent
•
Breakpoints as described in the fund’s prospectus
•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial professional about such assets
38

Your account
•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial professional about such assets
Edward D. Jones & Co., L.P. (Edward Jones)
Effective on or after January 15, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Shareholders purchasing fund shares through an Edward Jones platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (SAI). In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of fund family or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Front-end Sales Charge Waivers on Class A shares available at Edward Jones
Sales charges are waived for the following shareholders and in the following situations:
•
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures
•
Shares purchased in an Edward Jones fee-based program
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment
•
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account
•
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus
•
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones
CDSC Waivers on Class A and Class C shares available at Edward Jones
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
•
Shares sold upon the death or disability of the shareholder
•
Shares sold as part of a systematic withdrawal plan (limited to up to 10% per year of the account value)
•
Return of excess contributions from an Individual Retirement Account (IRA)
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations
•
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones
•
Shares exchanged at Edward Jones’ discretion in an Edward Jones fee-based program. In such circumstances, Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable
•
Shares acquired through a right of reinstatement
•
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below
Front-end Load Discounts Available at Edward Jones; Breakpoints, Rights of Accumulation & Letter of Intent
•
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds, as described in this prospectus
•
Rights of Accumulation (ROA). The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (pricing groups). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level. ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV). Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge
•
Letter of Intent (LOI). Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to
39

Your account
establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
•
A fee-based account held on an Edward Jones platform
•
A 529 account held on an Edward Jones platform
•
An account with an active systematic investment plan or LOI
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund
Janney Montgomery Scott LLC (Janney)
Effective May 1, 2020, if you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (CDSC), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end sales charge* waivers on Class A shares available at Janney
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
•
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
•
Shares acquired through a right of reinstatement
•
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures
CDSC waivers on Class A and Class C shares available at Janney
•
Shares sold upon the death or disability of the shareholder
•
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
•
Shares purchased in connection with a return of excess contributions from an IRA account
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations
•
Shares sold to pay Janney fees but only if the transaction is initiated by Janney
•
Shares acquired through a right of reinstatement
•
Shares exchanged into the same share class of a different fund
Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
•
Breakpoints as described in the fund’s prospectus
•
Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial professional about such assets
•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial professional about such assets
*Also referred to as an “initial sales charge.”
Robert W. Baird & Co. (Baird)
Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (CDSC) waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
Front-End Sales Charge Waivers on Class A shares Available at Baird
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
•
Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
•
Class C shares will be converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
•
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
40

Your account
CDSC Waivers on Class A and Class C shares Available at Baird
•
Shares sold due to death or disability of the shareholder
•
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
•
Shares bought due to returns of excess contributions from an IRA Account
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus
•
Shares sold to pay Baird fees but only if the transaction is initiated by Baird
•
Shares acquired through a right of reinstatement
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations
•
Breakpoints as described in this prospectus
•
Rights of accumulations which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holdings of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
•
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within the fund family through Baird, over a 13-month period of time
Stifel, Nicolaus & Company, Incorporated (Stifel)
Effective July 1, 2020, shareholders purchasing fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.
Front-end Sales Load Waiver on Class A Shares
•
Class C shares that have been held for more than seven (7) years converted to Class A shares of the same fund pursuant to Stifel’s policies and procedures.
All other sales charge waivers and reductions described elsewhere in the fund’s prospectus or SAI still apply.
41

For more information

The following documents are available that offer further information on the fund:
Annual/semiannual reports to shareholders
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.
As of January 1, 2021, paper copies of the fund's shareholder reports are no longer sent by mail. Instead, the reports are made available on jhinvestments.com, and you will be notified and provided with a link each time a report is posted to the website. You may request to receive paper reports from the fund or from your financial intermediary, free of charge, at any time. You may also request to receive documents through eDelivery.
Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.
To obtain a free copy of these documents or request other information
There are several ways you can get a current annual/semiannual report, prospectus, or SAI from John Hancock, request other information, or make inquiries:
Online:  jhinvestments.com
By mail:
John Hancock Signature Services, Inc.
P.O. Box 219909
Kansas City, MO 64121-9909
By EASI-Line:  800-338-8080 for Class A and Class C shares
By phone:  800-225-5291 for Class A and Class C shares; 888-972-8696 for Class I and Class R6 shares
By TTY:  888-999-4721 for Class A, Class C, Class I, and Class R6 shares
You can also view or obtain copies of these documents through the SEC:
Online:  sec.gov
By email (duplicating fee required):  publicinfo@sec.gov

© 2023 John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street Boston, MA 02116
800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

SEC file number: 811-00560
4810PN 8/1/23

Prospectus
John Hancock Funds III and John Hancock Investment Trust
Class NAV
August 1, 2023
Ticker
John Hancock Funds III
John Hancock Disciplined Value Fund	JDVNX
John Hancock Disciplined Value Mid Cap Fund	—
John Hancock Global Shareholder Yield Fund	—
John Hancock International Growth Fund	JIGHX
John Hancock U.S. Growth Fund	—
John Hancock Investment Trust
John Hancock Diversified Real Assets Fund	—
John Hancock Fundamental Equity Income Fund	—
John Hancock Mid Cap Growth Fund	JACFX
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund summary

John Hancock Disciplined Value Fund
Investment objective

The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
Fees and expenses

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder fees (%) (fees paid directly from your investment)	NAV
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	0.61
Other expenses	0.04
Total annual fund operating expenses	0.65
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)	NAV
1 year	66
3 years	208
5 years	362
10 years	810
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Principal investment strategies

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the manager as having value characteristics.
In seeking this investment objective, the manager examines various factors to determine the value characteristics of such issuers, including price-to-book ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity, earnings growth, and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power, growth and other investment criteria. The fund may focus its investments in a particular sector or sectors of the economy.
The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.
The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.
1

Fund summary
The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company’s first offering of stock to the public. The fund may trade securities actively.
Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund’s investment strategy may not produce the intended results.
The fund’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 39 of the prospectus.
Economic and market events risk.  Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk.  The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Foreign securities risk.  Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
High portfolio turnover risk.  Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Illiquid and restricted securities risk.  Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Initial public offerings (IPOs) risk.  IPO share prices are frequently volatile and may significantly impact fund performance.
Large company risk.  Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Operational and cybersecurity risk.  Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Sector risk.  When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small and mid-sized company risk.  Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Value investment style risk.  Value securities may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.
Past performance

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The S&P 500 Index shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
2

Fund summary
Calendar year total returns (%)—Class NAV

Year-to-date total return through:	Q2 2023	4.15%
Best quarter:	Q4 2020	18.91%
Worst quarter:	Q1 2020	-29.32%

Average annual total returns (%)—as of 12/31/2022	1 year	5 year	10 year
Class NAV (before tax)	-4.35	7.12	10.69
after tax on distributions	-6.17	4.95	8.83
after tax on distributions, with sale	-1.74	5.12	8.23
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	-7.54	6.67	10.29
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	-18.11	9.42	12.56
Investment management

Investment advisor  John Hancock Investment Management LLC
Subadvisor  Boston Partners Global Investors, Inc.
Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
David T. Cohen, CFA	Mark E. Donovan, CFA	David J. Pyle, CFA	Joshua White, CFA
Co-Portfolio Manager Managed the fund since 2018	Co-Portfolio Manager Managed the fund since 2008 and its predecessor since 1997	Co-Portfolio Manager Managed the fund since 2008 and its predecessor since 2005	Co-Portfolio Manager Managed the fund since 2021
Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements. Shares may be redeemed on any business day on instruction to the fund.
Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.
Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
3

Fund summary

John Hancock Disciplined Value Mid Cap Fund
Investment objective

To seek long-term growth of capital with current income as a secondary objective.
Fees and expenses

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder fees (%) (fees paid directly from your investment)	NAV
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	0.71
Other expenses	0.04
Total annual fund operating expenses	0.75
Contractual expense reimbursement	-0.01 [1]
Total annual fund operating expenses after expense reimbursements	0.74
1
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)	NAV
1 year	76
3 years	239
5 years	416
10 years	929
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the manager as having value characteristics. A medium market capitalization issuer is generally considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value
4

Fund summary
Index. The market capitalization range of the Russell Midcap Value Index was approximately $542.820 million to $52.269 billion as of March 31, 2023, and may change over time.
The manager examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria. In general, the fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the fund is limited to investing a maximum of 25% of its total assets in any one industry. The fund may focus its investments in a particular sector or sectors of the economy.
The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.
The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.
The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company’s first offering of stock to the public. The fund may trade securities actively.
Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund’s investment strategy may not produce the intended results.
The fund’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 39 of the prospectus.
Economic and market events risk.  Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk.  The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Foreign securities risk.  Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
High portfolio turnover risk.  Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Illiquid and restricted securities risk.  Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Initial public offerings (IPOs) risk.  IPO share prices are frequently volatile and may significantly impact fund performance.
Mid-sized company risk.  Mid-sized companies are generally less established and may be more volatile than larger companies. Mid-capitalization securities may underperform the market as a whole.
Operational and cybersecurity risk.  Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Sector risk.  When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Value investment style risk.  Value securities may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.
5

Fund summary
Past performance

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
A note on performance
Class A shares commenced operations on July 12, 2010. Because Class NAV shares had not commenced operations as of the date of this prospectus, the returns shown are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different. To the extent expenses of a class would have been higher than expenses of Class A shares for the periods shown, performance would have been lower.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Calendar year total returns (%)—Class NAV

Year-to-date total return through:	Q2 2023	7.40%
Best quarter:	Q4 2020	21.65%
Worst quarter:	Q1 2020	-30.10%

Average annual total returns (%)—as of 12/31/2022	1 year	5 year	10 year
Class NAV (before tax)	-7.30	6.49	11.26
after tax on distributions	-8.42	5.13	10.01
after tax on distributions, with sale	-3.55	4.89	9.08
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	-12.03	5.72	10.11
Investment management

Investment advisor  John Hancock Investment Management LLC
Subadvisor  Boston Partners Global Investors, Inc.
Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
Timothy P. Collard	Joseph F. Feeney, Jr., CFA[1]	Steven L. Pollack, CFA
Portfolio Manager Managed the fund since 2023	Portfolio Manager Managed the fund and its predecessor since 2010	Portfolio Manager Managed the fund since 2010 and its predecessor since 2001
1
Effective December 31, 2023, Joseph F. Feeney, Jr. will no longer serve as a portfolio manager of the fund.
Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements. Shares may be redeemed on any business day on instruction to the fund.
6

Fund summary
Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.
Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
7

Fund summary

John Hancock Diversified Real Assets Fund
Investment objective

To seek a long-term total return in excess of inflation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder fees (%) (fees paid directly from your investment)	NAV
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	0.85
Other expenses	0.07
Total annual fund operating expenses	0.92
Contractual expense reimbursement	-0.05 [1]
Total annual fund operating expenses after expense reimbursements	0.87
1
The advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund’s average daily net assets. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)	NAV
1 year	89
3 years	288
5 years	504
10 years	1,127
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 60% of the average value of its portfolio.
Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of real asset companies worldwide. The fund seeks to achieve its investment objective by allocating its assets among the following types of real asset companies:
8

Fund summary
real estate companies (real estate investment trusts (REITs) and real estate operating companies); natural resources companies (companies that primarily own, explore, mine, process or otherwise develop commodities and natural resources); infrastructure companies (publicly-listed companies in sectors such as utilities, telecommunications and industrials); master limited partnerships (MLPs) that are engaged in the transportation, storage, processing, refining, marketing, production, or mining of natural resources in the energy sector (up to a maximum of 25% of the fund’s net assets); and agriculture and timber companies (collectively, Real Asset Companies). Real Asset Companies may include tangible assets and investments that have the potential to perform well in periods of inflation. The securities in which the fund may invest include: common stock, depositary receipts, preferred stock, securities convertible into common stock, rights, warrants, and exchange-traded funds (ETFs).
The fund may also invest in cash, cash equivalents, and derivative instruments. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include swaps, forward contracts, options, currency derivatives (including currency forwards, futures, options, and spot transactions), and similar instruments or combinations thereof. The fund may also invest in debt securities, including convertible bonds, without any maturity limit and of any credit quality, including high-yield securities (i.e., junk bonds).
In managing the fund, the fund’s manager determines the fund’s strategic asset allocation among general investment categories, which are executed by multiple subadvisors. The allocations may vary from time to time, and the fund may add additional investment categories. The fund concentrates its investments (invests more than 25% of its net assets) in the Real Asset Companies group of industries. Except for the foregoing concentration policy, the fund retains considerable latitude in allocating its assets. The fund may invest in equity securities regardless of market capitalization size (small, medium, or large) and style (growth or value). The fund may also invest in securities of companies worldwide. Country and regional weights are driven by bottom-up security selection and are typically unconstrained; however, the fund will generally be diversified regionally across global equity markets, including emerging markets. The fund may invest in securities of foreign issuers, including through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).
The fund may trade securities actively, which could result in a higher-than-average portfolio turnover rate and increase its transaction costs (thus lowering performance).
Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund’s investment strategy may not produce the intended results.
The fund’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 39 of the prospectus.
Allocation risk.  The fund is subject to risks related to conflicts of interest associated with the advisor’s ability to determine the fund’s strategic asset allocation among general investment categories, which are executed by multiple unaffiliated and/or affiliated subadvisors.
Cash and cash equivalents risk.  Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance.
Commodity risk.  Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.
Concentration risk.  Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those industries or sectors. As a result, the value of an investment may fluctuate more widely since it is more susceptible to market, economic, political, regulatory, and other conditions and risks affecting those industries or sectors than a fund that invests more broadly across industries and sectors. A downturn in the real estate industry may significantly detract from performance.
Credit and counterparty risk.  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Economic and market events risk.  Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Energy sector risk.  The energy sector is cyclical and highly dependent on commodities prices, which may be volatile. The market value of energy companies can be significantly affected by a number of factors, including global energy price volatility, supply and demand, exchange- and interest-rate fluctuation, and domestic and foreign political and economic developments. Energy companies also face a significant risk of civil liability.
9

Fund summary
Equity securities risk.  The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Exchange-traded funds (ETFs) risk.  The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.
Fixed-income securities risk.  A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.
Foreign securities risk.  Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk.  Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, foreign currency swaps, interest-rate swaps and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.
High portfolio turnover risk.  Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Large company risk.  Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk.  The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Lower-rated and high-yield fixed-income securities risk.  Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Master limited partnership risk.  MLPs generally reflect the risks associated with their underlying assets and with pooled investment vehicles. MLPs with credit-related holdings are subject to interest-rate risk and risk of default. Many MLPs in which the fund may invest operate oil, natural gas, petroleum, or other facilities within the energy sector, which makes the fund susceptible to adverse economic, environmental, or regulatory developments impacting the sector.
Midstream energy infrastructure sector risk.  Midstream energy infrastructure companies, such as companies that provide crude oil, refined product, and natural gas services, are subject to supply-and-demand fluctuations in the markets they serve, which may be impacted by a wide range of factors.
Natural resources industry risk.  The natural resources industry can be significantly affected by international political and economic developments, energy conservation and exploration efforts, natural disasters or other extreme weather conditions, commodity prices, and taxes and other governmental regulations, among other factors.
Operational and cybersecurity risk.  Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting
10

Fund summary
issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Preferred and convertible securities risk.  Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
Real estate investment trust (REIT) risk.  REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Real estate securities risk.  Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Small and mid-sized company risk.  Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Telecommunications sector risk.  Telecommunication services companies are subject to government regulation of services and rates of return and can be significantly affected by intense competition, among other factors.
Transportation sector risk.  Transportation companies can be significantly affected by economic changes, fuel, maintenance, and insurance costs, labor relations, and government regulation, among other factors.
Utilities sector risk.  Utilities companies’ performance may be volatile due to variable fuel, service, and financing costs, conservation efforts, government regulation, and other factors.
Warrants risk.  The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.
Past performance

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
A note on performance
Prior to the close of business on November 16, 2020, a different subadvisor managed a portion of the fund. After November 16, 2020, the portion of the fund previously managed by the different subadvisor has been managed by Wellington Management Company LLP (Wellington). The performance information presented for periods prior to November 16, 2020 reflects management of the fund under the previous subadvisory arrangements and might have been different if the fund had been managed under its current subadvisory arrangements.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Calendar year total returns (%)—Class NAV

Year-to-date total return through:	Q2 2023	1.17%
Best quarter:	Q2 2020	21.48%
Worst quarter:	Q1 2020	-34.10%

11

Fund summary
		Since Inception
Average annual total returns (%)—as of 12/31/2022	1 year	02/26/2018
Class NAV (before tax)	-1.82	6.09
after tax on distributions	-3.58	4.65
after tax on distributions, with sale	-0.55	4.15
MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	-18.14	5.91
Investment management

Investment advisor  John Hancock Investment Management LLC
Subadvisor  Manulife Investment Management (North America) Limited (Manulife IM (NA))
Subadvisor  Wellington Management Company LLP (Wellington)
Portfolio management

For each subadvisor, the following individuals are jointly and primarily responsible for the day-to-day management of the portion of the fund’s portfolio managed by that subadvisor.
Manulife IM (NA)
Craig Bethune, CFA	Diana Racanelli, CFA
Managing Director and Senior Portfolio Manager Managed the fund since 2018	Managing Director and Senior Portfolio Manager Managed the fund since 2018
Wellington
Timothy J. Casaletto, CFA	G. Thomas Levering	Bradford D. Stoesser
Managing Director and Global Industry Analyst Managed fund since 2023	Senior Managing Director and Global Industry Analyst Managed the fund since 2018	Senior Managing Director and Equity Portfolio Manager Managed the fund since 2020
Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements. Shares may be redeemed on any business day on instruction to the fund.
Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.
Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
12

Fund summary

John Hancock Fundamental Equity Income Fund
Investment objective

To seek long-term capital appreciation and current income.
Fees and expenses

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder fees (%) (fees paid directly from your investment)	NAV
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	0.60
Other expenses	3.62 [1]
Total annual fund operating expenses	4.22
Contractual expense reimbursement	-3.51 [2]
Total annual fund operating expenses after expense reimbursements	0.71
1
“Other expenses” have been restated from fiscal year amounts to reflect current fees and expenses.
2
The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.71% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)	NAV
1 year	73
3 years	960
5 years	1,861
10 years	4,175
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the fiscal period from June 28, 2022 (commencement of operations) through March 31, 2023, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.
13

Fund summary
Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The fund will primarily invest in equity securities that the manager believes have favorable prospects for divided-paying ability. Equity securities in which the fund may invest include common and preferred stocks, convertible securities, rights, warrants, and depositary receipts (including American Depositary Receipts, American Depositary Shares, European Depositary Receipts, and Global Depositary Receipts), and real estate investment trusts (“REITs”).
The manager seeks to invest in companies that are undervalued by using a combination of proprietary financial models and bottom-up fundamental financial research in order to identify and select companies with strong cash flows and revenue streams, and that are competitively positioned with strong management.
While the fund manages risk by investing in securities across a broad range of industries and market sectors, the fund may at times focus its investments in a particular sector or sectors of the U.S. equity markets. The fund may invest up to 20% of its assets in U.S. and foreign-currency denominated foreign securities, including depositary receipts, and may trade securities actively.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
The fund may engage in certain derivatives transactions. Derivatives may be used to reduce risk and/or obtain efficient market exposure, and may include futures contracts, options and foreign currency forward contracts.
Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund’s investment strategy may not produce the intended results.
The fund’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 39 of the prospectus.
Changing distribution levels risk.  The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
Convertible securities risk.  Convertible securities are subject to certain risks of both equity and debt securities. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.
Credit and counterparty risk.  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Economic and market events risk.  Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk.  The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
ESG integration risk.  The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria.
Fixed-income securities risk.  A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.
Foreign securities risk.  Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic
14

Fund summary
developments may adversely impact the value of foreign securities. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk.  Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options on futures contracts, and options. Foreign currency forward contracts, futures contracts, and options generally are subject to counterparty risk. Derivatives associated with foreign currency transactions are subject to currency risk.
High portfolio turnover risk.  Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Liquidity risk.  The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Operational and cybersecurity risk.  Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Preferred stock risk.  Preferred stock generally ranks senior to common stock with respect to dividends and liquidation but ranks junior to debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock may be subject to optional or mandatory redemption provisions.
Real estate investment trust (REIT) risk.  REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Sector risk.  When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors. To the extent that a fund invests in securities of companies in the financial services sector, the fund may be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors, impacting that sector.
Warrants risk.  The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.
Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Performance information is not shown because the fund had been in operation for less than a full calendar year as of the date of this prospectus.
Investment management

Investment advisor  John Hancock Investment Management LLC
Subadvisor  Manulife Investment Management (US) LLC
Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
Michael J. Mattioli, CFA	Nicholas P. Renart	Emory W. Sanders, Jr., CFA	Jonathan T. White, CFA
Portfolio Manager Managed the fund since inception	Portfolio Manager Managed the fund since inception	Senior Managing Director and Senior Portfolio Manager Managed the fund since inception	Senior Managing Director and Senior Portfolio Manager Managed the fund since inception
15

Fund summary
Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements. Shares may be redeemed on any business day on instruction to the fund.
Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.
Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
16

Fund summary

John Hancock Global Shareholder Yield Fund
Investment objective

The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.
Fees and expenses

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder fees (%) (fees paid directly from your investment)	NAV
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	0.80
Other expenses	0.08
Total annual fund operating expenses	0.88
Contractual expense reimbursement	-0.01 [1]
Total annual fund operating expenses after expense reimbursements	0.87
1
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)	NAV
1 year	89
3 years	280
5 years	487
10 years	1,083
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal investment strategies

The fund seeks to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow.
17

Fund summary
Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund’s net assets will be invested in securities of issuers located throughout the world, excluding the United States (“Foreign Companies”), unless the manager deems market conditions and/or company valuations to be less favorable to Foreign Companies, in which case, the fund will invest at least 30% of its net assets in Foreign Companies. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the manager believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.
The manager seeks to produce an efficient portfolio on a risk/return basis with a dividend yield exceeding that of the MSCI World Index. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs, and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole. The stocks the manager finds attractive generally have valuations lower than the manager’s perception of their fundamental value, as reflected in price-to-free cash flow, price-to-book ratios, or other stock valuation measures.
Although the fund may invest in global equity investments of any market capitalization, the fund will generally invest in companies with a market capitalization of $250 million or greater at the time of purchase. Additionally, the fund may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the manager believes such companies offer attractive opportunities.
The fund may invest up to 20% of its net assets in debt securities, including high-yield fixed-income securities rated below investment grade, also known as junk bonds. The fund’s investment policies are based on credit ratings at the time of purchase.
The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes, or currencies) for the purposes of generally reducing risk, and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks. The fund may trade securities actively.
Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund’s investment strategy may not produce the intended results.
The fund’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 39 of the prospectus.
Changing distribution levels risk.  The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
Credit and counterparty risk.  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Economic and market events risk.  Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk.  The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Fixed-income securities risk.  A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.
Foreign securities risk.  Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk.  Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and
18

Fund summary
possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.
High portfolio turnover risk.  Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Illiquid and restricted securities risk.  Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Large company risk.  Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk.  The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Lower-rated and high-yield fixed-income securities risk.  Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Operational and cybersecurity risk.  Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Small and mid-sized company risk.  Small and mid-sized (including microcap) companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Past performance

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Calendar year total returns (%)—Class NAV

Year-to-date total return through:	Q2 2023	6.18%
Best quarter:	Q4 2022	14.68%
Worst quarter:	Q1 2020	-24.88%

19

Fund summary
Average annual total returns (%)—as of 12/31/2022	1 year	5 year	10 year
Class NAV (before tax)	-4.73	4.04	6.74
after tax on distributions	-7.37	1.77	4.49
after tax on distributions, with sale	-1.97	2.44	4.53
MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	-18.14	6.14	8.85
Investment management

Investment advisor  John Hancock Investment Management LLC
Subadvisor  Epoch Investment Partners, Inc.
Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
William W. Priest, CFA	John Tobin, Ph.D., CFA	Kera Van Valen, CFA	Michael A. Welhoelter, CFA
Portfolio Manager Managed the fund since 2007	Portfolio Manager Managed the fund since 2014	Portfolio Manager Managed the fund since 2014	Portfolio Manager Managed the fund since 2007
Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements. Shares may be redeemed on any business day on instruction to the fund.
Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.
Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
20

Fund summary

John Hancock International Growth Fund
Investment objective

To seek high total return primarily through capital appreciation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder fees (%) (fees paid directly from your investment)	NAV
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	0.81
Other expenses	0.07
Total annual fund operating expenses	0.88
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)	NAV
1 year	90
3 years	281
5 years	488
10 years	1,084
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 77% of the average value of its portfolio.
Principal investment strategies

The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes will provide higher returns than the MSCI All Country World ex-USA Growth Index.
Under normal market conditions, the fund invests at least 80% of its total assets in equity investments.
The fund primarily invests in a diversified portfolio of equity securities of foreign companies in a number of developed and emerging markets outside of the U.S. The fund defines foreign companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits, from businesses, investments or sales outside of the United States. Although the fund may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion. The fund may focus its investments in a particular sector or sectors of the economy.
The manager’s investment process generally begins with the broad universe of securities included in international equity indices, including China A-shares available through Stock Connect or other mutual market access programs. To focus its research, the manager reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free cash flow margins, returns on capital employed and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. “Free cash flow” is defined as the cash that is available to a
21

Fund summary
company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the manager ranks securities on a relative basis across the following metrics: (i) quality; (ii) growth; (iii) valuation; (iv) capital returns; and (v) earnings revisions.
The manager monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Purchase candidates are securities that are attractive on a majority of the metrics noted above, and have a positive catalyst such as accelerating earnings or revenue growth. The fund may trade securities actively.
Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund’s investment strategy may not produce the intended results.
The fund’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 39 of the prospectus.
Economic and market events risk.  Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk.  The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Foreign securities risk.  Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hong Kong Stock Connect Program (Stock Connect) risk.  Trading in China A-Shares through Stock Connect, a mutual market access program that enables foreign investment in the People’s Republic of China (PRC), is subject to certain restrictions and risks. Securities listed on Stock Connect may lose purchase eligibility, which could adversely affect the fund’s performance. Trading through Stock Connect is subject to trading, clearance, and settlement procedures that may continue to develop as the program matures. Any changes in laws, regulations and policies applicable to Stock Connect may affect China A-Share prices. These risks are heightened by the underdeveloped state of the PRC’s investment and banking systems in general.
High portfolio turnover risk.  Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Large company risk.  Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Operational and cybersecurity risk.  Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Sector risk.  When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small and mid-sized company risk.  Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Past performance

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The MSCI EAFE Index shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
22

Fund summary
A note on performance
Class A and NAV shares commenced operations on June 12, 2006 and June 2, 2015, respectively. Returns shown prior to Class NAV shares’ commencement date are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different. To the extent expenses of a class would have been higher than expenses of Class A shares for the periods shown, performance would have been lower.
Prior to the close of business on July 15, 2014, the fund was managed by a different subadvisor pursuant to different investment strategies, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. The fund’s performance shown below might have differed materially had the current subadvisor managed the fund prior to the close of business on July 15, 2014.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Calendar year total returns (%)—Class NAV

Year-to-date total return through:	Q2 2023	9.36%
Best quarter:	Q2 2020	19.42%
Worst quarter:	Q1 2020	-18.07%

Average annual total returns (%)—as of 12/31/2022	1 year	5 year	10 year
Class NAV (before tax)	-26.66	2.22	6.78
after tax on distributions	-28.78	0.60	5.28
after tax on distributions, with sale	-14.30	1.70	5.23
MSCI ACWI ex USA Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	-23.05	1.49	4.68
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	-14.45	1.54	4.67
Investment management

Investment advisor  John Hancock Investment Management LLC
Subadvisor  Wellington Management Company LLP
Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
John A. Boselli, CFA[1]	Alvaro Llavero	Zhaohuan (Terry) Tian, CFA
Senior Managing Director and Equity Portfolio Manager Managed the fund since 2014	Managing Director and Equity Portfolio Manager Managed the fund since 2021	Managing Director and Equity Portfolio Manager Managed the fund since 2021
1
Effective December 31, 2023, John A. Boselli will no longer serve as a portfolio manager of the fund.
Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements. Shares may be redeemed on any business day on instruction to the fund.
23

Fund summary
Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.
Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
24

Fund summary

John Hancock Mid Cap Growth Fund
Investment objective

To seek long-term growth and capital appreciation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder fees (%) (fees paid directly from your investment)	NAV
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	0.83
Other expenses	0.06
Acquired fund fees and expenses	0.01 [1]
Total annual fund operating expenses	0.90 [2]
Contractual expense reimbursement	-0.07 [3]
Total annual fund operating expenses after expense reimbursements	0.83
1
“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund's investments in underlying investment companies.
2
The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
3
The advisor contractually agrees to reduce its management fee by an annual rate of 0.07% of the fund’s average daily net assets. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)	NAV
1 year	85
3 years	280
5 years	492
10 years	1,101
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 102% of the average value of its portfolio.
25

Fund summary
Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, “medium-sized companies” are those with market capitalizations, at the time of purchase, within the collective market capitalization range of companies represented in either the Russell Mid Cap Index ($542.820 million to $58.827 billion as of March 31, 2023) or the S&P Mid Cap 400 Index ($1.145 billion to $16.001 billion as of March 31, 2023).
The manager’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the manager looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The fund may also invest in American Depositary Receipts (ADRs). The manager will consider, but is not limited to, the MSCI market classifications in determining whether a country is a developed or emerging market country.
Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund’s investment strategy may not produce the intended results.
The fund’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 39 of the prospectus.
Economic and market events risk.  Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk.  The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations.
ESG integration risk.  The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria.
Foreign securities risk.  Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
High portfolio turnover risk.  Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Information technology companies risk.  Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Liquidity risk.  The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.
Mid-sized company risk.  Mid-sized companies are generally less established and may be more volatile than larger companies. Mid-capitalization securities may underperform the market as a whole.
26

Fund summary
Operational and cybersecurity risk.  Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Sector risk.  When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Past performance

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
A note on performance
The fund is the successor to Mid Cap Stock Fund, a series of John Hancock Funds II (the predecessor fund). The fund acquired the assets and liabilities of the predecessor fund after the close of business on October 15, 2021. As a result of the transaction, the fund adopted the accounting and performance history of the predecessor fund. Class 1 shares of the predecessor fund commenced operations on October 17, 2005. Class NAV shares of the fund commenced operations on October 18, 2021. Returns shown prior to Class NAV shares’ commencement date are those of Class 1 shares of the predecessor fund. Returns for Class NAV shares would have been substantially similar to returns of Class 1 shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different. To the extent expenses of a class would have been higher than expenses of Class 1 shares for the periods shown, performance would have been lower.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Calendar year total returns (%)—Class NAV

Year-to-date total return through:	Q2 2023	14.47%
Best quarter:	Q2 2020	42.03%
Worst quarter:	Q2 2022	-29.15%

Average annual total returns (%)—as of 12/31/2022	1 year	5 year	10 year
Class NAV (before tax)	-34.48	8.34	11.28
after tax on distributions	-35.56	2.92	7.06
after tax on distributions, with sale	-19.65	6.17	8.47
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	-26.72	7.64	11.41
Investment management

Investment advisor  John Hancock Investment Management LLC
Subadvisor  Wellington Management Company LLP
Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
27

Fund summary
Mario E. Abularach, CFA, CMT	Stephen Mortimer
Senior Managing Director, Partner and Equity Research Analyst Managed the fund since inception and managed the predecessor fund since 2005	Senior Managing Director, Partner and Equity Portfolio Manager Managed the fund since inception and managed the predecessor fund since 2009
Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements. Shares may be redeemed on any business day on instruction to the fund.
Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.
Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
28

Fund summary

John Hancock U.S. Growth Fund
Investment objective

To seek long-term capital appreciation.
Fees and expenses

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder fees (%) (fees paid directly from your investment)	NAV
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	0.56
Other expenses	0.06
Total annual fund operating expenses	0.62
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)	NAV
1 year	63
3 years	199
5 years	346
10 years	774
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 103% of the average value of its portfolio.
Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that are tied economically to the United States. The fund considers an equity investment to be “tied economically” to the United States if, at the time of purchase: (i) its issuer is organized under the laws of the United States or under the laws of a state within the United States or in an issuer that maintains its principal place of business in the United States; (ii) it is traded principally in the United States; or (iii) its issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States, or has at least 50% of its assets in the United States. The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes, as a portfolio, will provide higher returns than the Russell 1000 Growth Index.
The manager’s investment process begins with the broad universe of equity securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips and industry analysis. Investments in equity securities include common stocks and other stock-related securities such as preferred stocks, convertible securities, depositary receipts, exchange-traded funds, and exchange-traded equity real estate investment trusts (REITs). The fund may invest significantly in securities of companies in certain sectors, and may therefore experience greater volatility than funds investing in a broader range of sectors and may be more susceptible to the impact of market, economic, regulatory, and other factors affecting that sector.
29

Fund summary
The manager focuses on members of the investable universe that exhibit high quality free cash flow margins (i.e., cash generated after expenses to support operations and maintain capital assets), capital return (i.e., dividends and share buybacks), and revenue growth higher than a certain minimum threshold. The manager then monitors and ranks securities based on their relative attractiveness across this universe, based on quality, growth, valuation, capital returns, and earnings revisions. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and discussions with company management are another input into the portfolio decision making process.
Securities considered for purchase are attractive on a majority of the metrics (quality, growth, valuation, capital returns, and earnings revisions), and have a positive catalyst such as accelerating earnings or revenue growth. Due to its active investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.
The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund’s investment strategy may not produce the intended results.
The fund’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 39 of the prospectus.
Economic and market events risk.  Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk.  The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Exchange-traded funds (ETFs) risk.  The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.
Foreign securities risk.  Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
High portfolio turnover risk.  Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Information technology companies risk.  Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Large company risk.  Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk.  The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.
Non-diversified risk.  Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.
Operational and cybersecurity risk.  Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
30

Fund summary
Preferred and convertible securities risk.  Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
Real estate investment trust (REIT) risk.  REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Real estate securities risk.  Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Sector risk.  When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small and mid-sized company risk.  Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Past performance

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.
A note on performance
Prior to the close of business on September 28, 2018, the fund was managed by a different subadvisor pursuant to different investment strategies, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. The fund’s performance shown below might have differed materially had the current subadvisor managed the fund prior to the close of business on September 28, 2018.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Calendar year total returns (%)—Class NAV

Year-to-date total return through:	Q2 2023	24.21%
Best quarter:	Q2 2020	26.26%
Worst quarter:	Q2 2022	-17.95%

Average annual total returns (%)—as of 12/31/2022	1 year	5 year	10 year
Class NAV (before tax)	-26.41	9.74	13.09
after tax on distributions	-28.18	6.98	10.41
after tax on distributions, with sale	-14.38	7.27	10.04
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	-29.14	10.96	14.10
Investment management

Investment advisor  John Hancock Investment Management LLC
Subadvisor  Wellington Management Company LLP
31

Fund summary
Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
John A. Boselli, CFA[1]	Timothy N. Manning
Senior Managing Director and Equity Portfolio Manager Managed the fund since 2018	Senior Managing Director and Equity Portfolio Manager Managed the fund since 2022
1
Effective December 31, 2023, John A. Boselli will no longer serve as a portfolio manager of the fund.
Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements. Shares may be redeemed on any business day on instruction to the fund.
Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.
Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
32

Fund details
Principal investment strategies

Disciplined Value Fund
Investment objective:  The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval.
The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the manager as having value characteristics.
In seeking this investment objective, the manager examines various factors in determining the value characteristics of such issuers, including price-to-book ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity, earnings growth, and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power, and growth and other investment criteria.
The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.
The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.
The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company’s first offering of stock to the public. The fund may focus its investments in a particular sector or sectors of the economy.
The fund’s investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.
A fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.
Temporary defensive investing
A fund may invest up to 100% of its assets in cash, money market instruments, or other investment-grade short-term securities for the purpose of protecting the fund in the event the manager determines that market, economic, political, or other conditions warrant a defensive posture.
To the extent that the fund is in a defensive position, its ability to achieve its investment objective will be limited.
Securities lending
The fund may lend its securities so long as such loans do not represent more than 33⅓% of the fund’s total assets. The borrower will provide collateral to the lending portfolio so that the value of the loaned security will be fully collateralized. The collateral may consist of cash, cash equivalents, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.
Disciplined Value Mid Cap Fund
Investment objective:  The fund seeks long-term growth of capital with current income as a secondary objective.
The Board of Trustees can change the fund’s investment objectives and strategies without shareholder approval. The fund will provide at least 60 days’ prior written notice to shareholders prior to a change in its 80% investment strategy.
Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the manager as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index, which comprises those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of March 31, 2023, between $542.820 million to $52.269 billion.
The manager examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.
The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.
The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.
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The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company’s first offering of stock to the public.
In general, the fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the fund is limited to investing a maximum of 25% of its total assets in any one industry. The fund may focus its investments in a particular sector or sectors of the economy.
Due to its investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.
A fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.
Temporary defensive investing
A fund may invest up to 100% of its assets in cash, money market instruments, or other investment-grade short-term securities for the purpose of protecting the fund in the event the manager determines that market, economic, political, or other conditions warrant a defensive posture.
To the extent that the fund is in a defensive position, its ability to achieve its investment objective will be limited.
Securities lending
The fund may lend its securities so long as such loans do not represent more than 33⅓% of the fund’s total assets. The borrower will provide collateral to the lending portfolio so that the value of the loaned security will be fully collateralized. The collateral may consist of cash, cash equivalents, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.
Diversified Real Assets Fund
Investment objective:  The fund seeks a long-term total return in excess of inflation.
The Board of Trustees can change the fund’s investment objective and strategy without shareholder approval. The fund will provide at least 60 days’ prior written notice to shareholders prior to a change in its 80% investment strategy.
Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of real asset companies worldwide. The fund seeks to achieve its investment objective by allocating its assets among the following types of real asset companies: real estate companies (real estate investment trusts (REITs) and real estate operating companies); natural resources companies (companies that primarily own, explore, mine, process or otherwise develop commodities and natural resources); infrastructure companies (publicly-listed companies in sectors such as utilities, telecommunications and industrials); master limited partnerships (MLPs) that are engaged in the transportation, storage, processing, refining, marketing, production, or mining of natural resources in the energy sector (up to a maximum of 25% of the fund’s net assets); and agriculture and timber companies (collectively, Real Asset Companies). Real Asset Companies may include tangible assets and investments that have the potential to perform well in periods of inflation. The securities in which the fund may invest include: common stock, depositary receipts, preferred stock, securities convertible into common stock, rights, warrants, and exchange-traded funds (ETFs).
The fund may also invest in cash, cash equivalents, and derivative instruments. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include swaps, forward contracts, options, currency derivatives (including currency forwards, futures, options, and spot transactions), and similar instruments or combinations thereof. The fund may also invest in debt securities, including convertible bonds, without any maturity limit and of any credit quality, including high-yield securities (i.e., junk bonds).
In managing the fund, the fund’s manager determines the fund’s strategic asset allocation among general investment categories, which are executed by multiple subadvisors. The allocations may vary from time to time, and the fund may add additional investment categories. The fund concentrates its investments (invests more than 25% of its net assets) in the Real Asset Companies group of industries. Except for the foregoing concentration policy, the fund retains considerable latitude in allocating its assets. The fund may invest in equity securities regardless of market capitalization size (small, medium, or large) and style (growth or value). The fund may also invest in securities of companies worldwide. Country and regional weights are driven by bottom-up security selection and are typically unconstrained; however, the fund will generally be diversified regionally across global equity markets, including emerging markets. The fund may invest in securities of foreign issuers, including through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).
A portion of the fund’s assets will be invested in the real estate industry. A company is considered to be a real estate company if, in the opinion of the manager, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate. The fund may invest in equity securities of U.S. REITs, foreign
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entities with tax-transparent structures similar to REITs, and U.S. and foreign real estate companies. A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.
Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans. If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors. Based on its recent practices, the manager expects that the fund’s assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs. While a REIT is an entity defined by U.S. tax laws, various countries have created entities similar in terms of tax treatment to REITs.
A portion of the fund’s assets will be invested in securities of companies that primarily own, explore, mine, process or otherwise develop natural resources, or supply goods and services to such companies. Natural resources generally include precious metals, such as gold, silver and platinum, ferrous and nonferrous metals, such as iron, aluminum and copper, strategic metals such as uranium and titanium, hydrocarbons such as coal, oil and natural gas, timberland, undeveloped real property and agricultural commodities.
A portion of the fund’s assets may be invested in domestic and foreign publicly-listed companies in the utilities, infrastructure, telecommunications and transportation sectors. Publicly-listed utilities, infrastructure, telecommunications and transportation equity securities trade on an exchange and include, but are not limited to, companies involved in the ownership and/or operations of infrastructure assets within the transportation, communications, water, electricity transmission and distribution, and oil and gas storage, processing and transportation industries.
A portion of the fund’s assets may be invested in MLPs. Generally, MLPs are engaged in the transportation, storage, processing, refining, marketing, production, or mining of natural resources within the energy sector.
A portion of the fund’s assets may be invested in securities of U.S. and non-U.S. agricultural companies and timber companies. Agriculture companies include those contributing to and/or profiting from the agricultural sector, especially those active in production, processing and supply chain services, as well as the production of farming inputs such as machinery, agricultural chemicals, fertilizers, and seeds. Timber companies include those active in the financing, planting, and management of forests and wooded areas and/or in the processing, production and distribution of wood for construction and other services and products derived from wood.
The fund may trade securities actively, which could result in a higher-than-average portfolio turnover rate and increase its transaction costs (thus lowering performance).
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.
A fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.
Temporary defensive investing
A fund may invest up to 100% of its assets in cash, money market instruments, or other investment-grade short-term securities for the purpose of protecting the fund in the event the managers determine that market, economic, political or other conditions warrant a defensive posture.
To the extent that the fund is in a defensive position, its ability to achieve its investment objective will be limited.
Fundamental Equity Income Fund
Investment objective:  The fund seeks long-term capital appreciation and current income.
The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide at least 60 days’ prior written notice to shareholders prior to a change in its 80% investment strategy.
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The fund will primarily invest in equity securities that the manager believes have favorable prospects for divided-paying ability. Equity securities in which the fund may invest include common and preferred stocks, convertible securities, rights, warrants, and depositary receipts (including American Depositary Receipts, American Depositary Shares, European Depositary Receipts, and Global Depositary Receipts), and real estate investment trusts (“REITs”).
The manager seeks to invest in companies that are undervalued by using a combination of proprietary financial models and bottom-up fundamental financial research in order to identify and select companies with strong cash flows and revenue streams, and that are competitively positioned with strong management.
While the fund manages risk by investing in securities across a broad range of industries and market sectors, the fund may at times focus its investments in a particular sector or sectors of the U.S. equity markets. The fund may invest up to 20% of its assets in U.S. and foreign-currency
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denominated foreign securities, including depositary receipts, and may trade securities actively.
The manager considers environmental, social and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
The fund may engage in certain derivatives transactions. Derivatives may be used to reduce risk and/or obtain efficient market exposure, and may include futures contracts, options and foreign currency forward contracts.
The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.
A fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.
Temporary defensive investing
A fund may invest up to 100% of its assets in cash, money market instruments, or other investment-grade short-term securities for the purpose of protecting the fund in the event the manager determines that market, economic, political, or other conditions warrant a defensive posture.
To the extent that the fund is in a defensive position, its ability to achieve its investment objective will be limited.
Global Shareholder Yield Fund
Investment objective:  The fund seeks to provide a high level of income. Capital appreciation is a secondary investment objective.
The Board of Trustees can change the fund’s investment objectives and strategies without shareholder approval.
The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund’s net assets will be invested in securities of issuers located throughout the world, excluding the United States (“Foreign Companies”), unless the manager deems market conditions and/or company valuations to be less favorable to Foreign Companies, in which case, the fund will invest at least 30% of its net assets in Foreign Companies. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the manager believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.
The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company’s shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the manager believes such companies offer attractive opportunities.
The manager desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high shareholder yield. Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases, and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs, and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.
The manager seeks to produce an efficient portfolio on a risk/return basis with a dividend yield exceeding that of the MSCI World Index. In determining which portfolio securities to purchase, the manager utilizes an investment strategy that combines bottom-up stock research and selection with top-down analysis. In selecting portfolio securities, the manager seeks securities of companies with solid long-term prospects, attractive valuations, and adequate liquidity. The stocks the manager finds attractive generally have valuations lower than the manager’s perception of their fundamental value, as reflected in price-to-free cash flow, price-to-book ratios, or other stock valuation measures. The manager sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized and the valuation of the company’s shares fully reflect the opportunities once thought unrecognized in share price.
The fund may invest up to 20% of its net assets in debt securities, including high-yield fixed-income securities rated below investment grade, also known as junk bonds. The fund’s investment policies are based on credit ratings at the time of purchase.
The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes, or currencies) for the purposes of generally reducing risk, and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.
The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more
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characteristics may not be relevant with respect to all issuers that are eligible fund investments.
The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.
A fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.
Temporary defensive investing
A fund may invest up to 100% of its assets in cash, money market instruments, or other investment-grade short-term securities for the purpose of protecting the fund in the event the manager determines that market, economic, political, or other conditions warrant a defensive posture.
To the extent that the fund is in a defensive position, its ability to achieve its investment objective will be limited.
International Growth Fund
Investment objective:  The fund seeks high total return primarily through capital appreciation.
The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide at least 60 days’ prior written notice to shareholders prior to a change in its 80% investment strategy.
The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes will provide higher returns than the MSCI All Country World ex-USA Growth Index.
Under normal market conditions, the fund invests at least 80% of its total assets in equity investments.
The fund primarily invests in a diversified portfolio of equity securities of foreign companies in a number of developed and emerging markets outside of the U.S. The fund defines foreign companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits, from businesses, investments or sales outside of the United States. Although the fund is not market-cap constrained and may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion. The fund may focus its investments in a particular sector or sectors of the economy.
The manager’s investment process begins with the broad universe of securities included in international equity indices, including China A-shares available through Stock Connect or other mutual market access programs, along with other ideas that come from a combination of company meetings, investment conferences, field trips, and industry analysis.
To focus its research, the manager reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free-cash-flow margins, returns on capital employed (ROCE) and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. Free cash flow is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the manager ranks securities on a relative basis across the following metrics:
(a)
Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;
(b)
Growth: Companies that generate high organic revenue growth (revenue growth not obtained through acquisitions) above global GDP growth;
(c)
Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary research and analysis;
(d)
Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and
(e)
Revisions: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.
The manager monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and calls with company management are another input into the portfolio decision making process.
Purchase candidates are securities that are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Revisions), and have a positive catalyst such as accelerating earnings or revenue growth. The manager sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchase changes, or earning revisions worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates.
Due to its investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.
A fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio
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management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.
Temporary defensive investing
A fund may invest up to 100% of its assets in cash, money market instruments, or other investment-grade short-term securities for the purpose of protecting the fund in the event the manager determines that market, economic, political, or other conditions warrant a defensive posture.
To the extent that the fund is in a defensive position, its ability to achieve its investment objective will be limited.
Securities lending
The fund may lend its securities so long as such loans do not represent more than 33⅓% of the fund’s total assets. The borrower will provide collateral to the lending portfolio so that the value of the loaned security will be fully collateralized. The collateral may consist of cash, cash equivalents, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.
Mid Cap Growth Fund
Investment objective:  To seek long-term growth and capital appreciation.
The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide at least 60 days’ prior written notice to shareholders prior to a change in its 80% investment strategy.
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, “medium-sized companies” are those with market capitalizations, at the time of purchase, within the collective market capitalization range of companies represented in either the Russell Mid Cap Index ($542.820 million to $58.827 billion as of March 31, 2023) or the S&P Mid Cap 400 Index ($1.145 billion to $16.001 billion as of March 31, 2023).
The manager’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the manager looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The fund may also invest in American Depositary Receipts (ADRs). The manager will consider, but is not limited to, the MSCI market classifications in determining whether a country is a developed or emerging market country.
The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.
The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.
A fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.
Temporary defensive investing
A fund may invest up to 100% of its assets in cash, money market instruments, or other investment-grade short-term securities for the purpose of protecting the fund in the event the manager determines that market, economic, political, or other conditions warrant a defensive posture.
To the extent that the fund is in a defensive position, its ability to achieve its investment objective will be limited.
U.S. Growth Fund
Investment objective:  The fund seeks long-term capital appreciation.
The Board of Trustees can change the fund’s investment objective and strategy without shareholder approval. The fund will provide at least 60 days’ prior written notice to shareholders prior to a change in its 80% investment strategy.
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that are tied economically to the United States. The fund considers an equity investment to be “tied economically” to the United States if, at the time of purchase: (i) its issuer is organized under the laws of the United States or under the laws of a state within the United States or in an issuer that maintains its principal place of business in the United States; (ii) it is traded principally in the United States; or (iii) its issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States, or has at least 50% of its assets in the United States. The manager seeks to achieve the fund’s investment objective by investing in
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equity investments that the manager believes, as a portfolio, will provide higher returns than the Russell 1000 Growth Index.
The manager’s investment process begins with the broad universe of securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips and industry analysis. Investments in equity securities include common stocks and other stock-related securities such as preferred stocks, convertible securities, depositary receipts, exchange-traded funds, and exchange-traded equity real estate investment trusts (REITs). The fund may invest significantly in securities of companies in certain sectors, and may therefore experience greater volatility than funds investing in a broader range of sectors and may be more susceptible to the impact of market, economic, regulatory, and other factors affecting that sector. The manager focuses on members of the investable universe that exhibit high quality free cash flow margins (i.e., cash generated after expenses to support operations and maintain capital assets), capital return (i.e., dividends and share buybacks), and revenue growth higher than a certain minimum threshold. Free cash flow is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the subuniverse, the manager ranks securities on a relative basis across the following metrics:
(a)
Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;
(b)
Growth: Companies that generate high organic revenue growth (revenue growth not obtained through acquisitions) above global GDP growth;
(c)
Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary research and analysis;
(d)
Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and
(e)
Earnings Revisions: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.
The manager monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and discussions with company management are another input into the portfolio decision making process. Securities considered for purchase are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Earnings Revisions), and have a positive catalyst such as accelerating earnings or revenue growth.
The manager sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchases changes, or earnings revisions worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates. Due to its active investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.
The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.
A fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.
Temporary defensive investing
A fund may invest up to 100% of its assets in cash, money market instruments, or other investment-grade short-term securities for the purpose of protecting the fund in the event the manager determines that market, economic, political, or other conditions warrant a defensive posture.
To the extent that the fund is in a defensive position, its ability to achieve its investment objective will be limited.
Securities lending
The fund may lend its securities so long as such loans do not represent more than 33⅓% of the fund’s total assets. The borrower will provide collateral to the lending portfolio so that the value of the loaned security will be fully collateralized. The collateral may consist of cash, cash equivalents, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.
Principal risks of investing

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a fund’s performance. A fund's investment strategy may not produce the intended results.
Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their
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regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which each fund itself is regulated. Such legislation or regulation could limit or preclude each fund’s ability to achieve its investment objective. In addition, political events within the United States and abroad could negatively impact financial markets and each fund’s performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from each fund’s performance.
Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of each fund’s portfolio holdings. Furthermore, volatile financial markets can expose each fund to greater market and liquidity risk, increased transaction costs, and potential difficulty in valuing portfolio instruments held by each fund.
The principal risks of investing in each fund are summarized in its fund summary above. Below are descriptions of the main factors that may play a role in shaping a fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the funds' Statement of Additional Information (SAI).
Allocation risk
The fund is subject to risks related to conflicts of interest associated with the advisor’s ability to determine the fund’s strategic asset allocation among general investment categories, which are executed by multiple unaffiliated and/or affiliated subadvisors. The advisor and Manulife Financial Corporation, the parent company of the advisor and any affiliated subadvisors, may benefit through increased revenue generated from the fees on assets managed by an affiliated subadvisor. Accordingly, allocation of fund assets present a conflict of interest because there may be an incentive for the advisor to allocate assets to investment categories executed by affiliated subadvisors rather than investment categories executed by unaffiliated subadvisors. The advisor has a duty to allocate assets only in the best interest of shareholders, and make allocations to investment categories executed by affiliated subadvisors without regard to any such economic incentive. The advisor has procedures in place to ensure that allocations are conducted in accordance with these principles. As part of its oversight of the fund and the advisor, the Board of Trustees considers this conflict of interest when approving or replacing affiliated subadvisors to the fund.
Cash and cash equivalents risk
Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance. To the extent that the fund invests in a money market fund, the fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the fund, which are borne directly by fund shareholders. In addition, while money market funds seek to maintain a stable net asset value, the value of a money market fund is not guaranteed and investors in money market funds can lose money, which could detract from the fund’s performance.
Changing distribution levels risk
The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.
Commodity risk
The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of shares of the fund to fall. Exposure to commodities and commodities markets may subject the fund to greater volatility than investments in traditional securities. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.
Commodities markets generally, and the energy sector specifically, had been adversely impacted by the reduced demand for oil and other commodities as a result of the slowdown in economic activity resulting from the spread of the coronavirus (COVID-19) pandemic in 2020. Global oil prices declined significantly at the beginning of the coronavirus (COVID-19) pandemic and have experienced significant price volatility, including a period where an oil-price futures contract fell into negative territory for the first time in history, as demand for oil had slowed and oil storage facilities had reached their storage capacities. The impact on such commodities markets from varying levels of demand may continue to be volatile for an extended period of time.
Concentration risk
When a fund’s investments are focused in one or more industries or sectors of the economy, they are less broadly invested across industries or sectors than other funds. This means that concentrated funds tend to be more volatile than other funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, political, regulatory, and other conditions and risks affecting those industries or sectors. From time to time, a small number of companies may represent a large portion of a single industry or sector or a group of related industries or sectors as a whole. A downturn in the real estate industry may significantly detract from performance.
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Convertible securities risk
Convertible securities are subject to certain risks of both equity and debt securities. Convertible securities may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. Convertible securities generally offer lower interest or dividend yields than nonconvertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s conversion price. The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than the company’s common stock.
Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives, and other strategic transactions risk”), or a borrower of a fund’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. When a fixed-income security is not rated, a manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.
Funds that invest in below-investment-grade securities, also called junk bonds (e.g., fixed-income securities rated Ba or lower by Moody’s Investors Service, Inc. or BB or lower by S&P Global Ratings or Fitch Ratings, as applicable, at the time of investment, or determined by a manager to be of comparable quality to securities so rated) are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions, and they may be less liquid than higher-rated securities.
In addition, a fund is exposed to credit risk to the extent that it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.
Economic and market events risk
Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; dramatic changes in energy prices and currency exchange rates; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.
Beginning in March 2022, the Fed began increasing interest rates and has signaled the potential for further increases. As a result, risks associated with rising interest rates are currently heightened. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any
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such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
In addition, as the Fed increases the target Fed funds rate, any such rate increases, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. These events and the possible resulting market volatility may have an adverse effect on the fund.
Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.
Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global securities markets likely will be significantly disrupted. On January 31, 2020, the United Kingdom (UK) left the EU, commonly referred to as “Brexit,” and the UK ceased to be a member of the EU. Following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK’s future relationship with the EU, the EU and the UK Government signed an agreement regarding the economic relationship between the UK and the EU. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. This uncertainty may affect other countries in the EU and elsewhere, and may cause volatility within the EU, triggering prolonged economic downturns in certain countries within the EU. Despite the influence of the lockdowns, and the economic bounce back, Brexit has had a material impact on the UK’s economy. Additionally, trade between the UK and the EU did not benefit from the global rebound in trade in 2021, and remained at the very low levels experienced at the start of the coronavirus (COVID-19) pandemic in 2020, highlighting Brexit’s potential long-term effects on the UK economy.
In addition, Brexit may create additional and substantial economic stresses for the UK, including a contraction of the UK economy and price volatility in UK stocks, decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. Brexit may also adversely affect UK-based financial firms that have counterparties in the EU or participate in market infrastructure (trading venues, clearing houses, settlement facilities) based in the EU. Additionally, the spread of the coronavirus (COVID-19) pandemic is likely to continue to stretch the resources and deficits of many countries in the EU and throughout the world, increasing the possibility that countries may be unable to make timely payments on their sovereign debt. These events and the resulting market volatility may have an adverse effect on the performance of the fund.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For example, the coronavirus (COVID-19) pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
The United States responded to the coronavirus (COVID-19) pandemic and resulting economic distress with fiscal and monetary stimulus packages. In late March 2020, the government passed the Coronavirus Aid, Relief, and Economic Security Act, a stimulus package providing for over $2.2 trillion in resources to small businesses, state and local governments, and individuals adversely impacted by the coronavirus (COVID-19) pandemic. In late December 2020, the government also passed a spending bill that included $900 billion in stimulus relief for the coronavirus (COVID-19) pandemic. Further, in March 2021, the government passed the American Rescue Plan Act of 2021, a $1.9 trillion stimulus bill to accelerate the United States’ recovery from the economic and health effects of the coronavirus (COVID-19) pandemic. In addition, in mid-March 2020 the Fed cut interest rates to historically low levels and promised unlimited and open-ended quantitative easing, including purchases of corporate and municipal government bonds. The Fed also enacted various programs to support liquidity operations and funding in the financial markets, including expanding its reverse repurchase agreement operations, adding $1.5 trillion of liquidity to the banking system, establishing swap lines with other major central banks to provide dollar funding, establishing a program to support money market funds, easing various bank capital buffers, providing funding backstops for businesses to provide bridging loans for up to four years, and providing funding to help credit flow in asset-backed securities markets. The Fed also extended credit to small- and medium-sized businesses.
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Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia’s economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia’s invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.
In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a fund’s investments may be affected, which may reduce a fund’s performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on a fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.
Energy sector risk
The energy sector is cyclical and highly dependent on commodities prices. The market values of companies in the energy sector could be adversely affected by, among other factors, levels and volatility of global energy prices, commodity price volatility, energy supply and demand, changes in exchange rates and interest rates, imposition of import controls, increased competition, capital expenditures on exploration and production, depletion of resources, development of alternative energy sources and energy conservation efforts, technological developments, tax treatment, and labor relations. Companies in this sector are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings, and a significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this industry. Energy companies may also operate in or engage in transactions involving countries with less-developed regulatory regimes or a history of expropriation, nationalization, or other adverse policies. Energy companies also face a significant risk of civil liability from accidents resulting in injury or loss of life or property, pollution or other environmental mishaps, equipment malfunctions or mishandling of materials, and a risk of loss from terrorism, political strife, and natural disasters. Any such event could have serious consequences for the general population of the area affected and result in a material adverse impact to the fund’s holdings and the performance of the fund.
Equity securities risk
Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. An issuer’s financial condition could decline as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, irregular and/or unexpected trading activity among retail investors, or other factors. Changes in the financial condition of a single issuer can impact the market as a whole.
Even a fund that invests in high-quality, or blue chip, equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.
A fund generally does not attempt to time the market. Because of its exposure to equities, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.
Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer’s board. Also, preferred stock may be subject to optional or mandatory redemption provisions. The market
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values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. The value of convertible preferred stock can depend heavily upon the value of the security into which such convertible preferred stock is converted, depending on whether the market price of the underlying security exceeds the conversion price.
Growth investment style risk.  Certain equity securities (generally referred to as growth securities) are purchased primarily because a manager believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.
ESG integration risk
The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing a fund. The portion of a fund’s investments for which a manager considers these ESG factors may vary, and could increase or decrease over time. A manager may consider these ESG factors on all or a meaningful portion of a fund’s investments. In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that a fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria. Integration of ESG factors into a fund’s investment process may result in a manager making different investments for a fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and a fund’s investment performance may be affected. Because ESG factors are one of many considerations for a fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in a fund’s investments.
The ESG characteristics utilized in a fund’s investment process may change over time, and different ESG characteristics may be relevant to different investments. Although the manager has established its own structure to oversee ESG integration in accordance with the fund’s investment objective and strategies, successful integration of ESG factors will depend on the manager’s skill in researching, identifying, and applying these factors, as well as on the availability of relevant data. The method of evaluating ESG factors and subsequent impact on portfolio composition, performance, proxy voting decisions and other factors, is subject to the interpretation of the manager in accordance with the fund’s investment objective and strategies. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The manager may employ active shareowner engagement to raise ESG issues with the management of select portfolio companies. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require a fund to change its investment process with respect to ESG integration.
Exchange-traded funds (ETFs) risk
ETFs are a type of investment company bought and sold on a securities exchange. A fund could purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning shares of an ETF include the risks of directly owning the underlying securities and other instruments the ETF holds. A lack of liquidity in an ETF (e.g., absence of an active trading market) could result in the ETF being more volatile than its underlying securities. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in the ETF’s shares trading at a significant premium or discount to its net asset value (NAV). An ETF has its own fees and expenses, which are indirectly borne by the fund. A fund may also incur brokerage and other related costs when it purchases and sells ETFs. Also, in the case of passively-managed ETFs, there is a risk that an ETF may fail to closely track the index or market segment that it is designed to track due to delays in the ETF’s implementation of changes to the composition of the index or other factors.
Fixed-income securities risk
Fixed-income securities are generally subject to two principal types of risk, as well as other risks described below: (1) interest-rate risk and (2) credit quality risk.
Credit quality risk.  Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. An issuer’s credit quality could deteriorate as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors. Funds that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed-income securities.
Interest-rate risk.  Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk. Duration is a measure of the price sensitivity of a debt security, or a fund that invests in a portfolio of debt securities, to changes in interest rates, whereas the maturity of a security measures the time until final payment is due. Duration measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Recent and potential future changes in government monetary policy may affect interest rates.
Beginning in March 2022, the Federal Reserve Board (Fed) began increasing interest rates and has signaled the potential for further increases. It is difficult to accurately predict the pace at which the Fed
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will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). If interest rates rise due to reasons other than inflation, the fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure. Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.
The fixed-income securities market has been and may continue to be negatively affected by the coronavirus (COVID-19) pandemic. As with other serious economic disruptions, governmental authorities and regulators responded with significant fiscal and monetary policy changes, including considerably lowering interest rates, which, in some cases could result in negative interest rates. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the fund’s uninvested cash.
Investment-grade fixed-income securities in the lowest rating category risk.  Investment-grade fixed-income securities in the lowest rating category (such as Baa by Moody’s Investors Service, Inc. or BBB by S&P Global Ratings or Fitch Ratings, as applicable, and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.
Prepayment of principal risk.  Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the borrower more quickly than originally anticipated and the fund may have to invest the proceeds in securities with lower yields. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.
Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs, and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country); political changes; or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation, confiscatory taxation, or other confiscation, the fund could lose a substantial portion of, or its entire investment in, a foreign security. Some of the foreign securities risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the United States.
If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk. Additionally, the Holding Foreign Companies Accountable Act (HFCAA) could cause securities of foreign companies, including American depositary receipts, to be delisted from U.S. stock exchanges if the companies do not allow the U.S. government to oversee the auditing of their financial information. Although the requirements of the HFCAA apply to securities of all foreign issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, a fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The fund may also need to seek other markets in which to transact in such securities, which could increase the fund’s costs.
Emerging-market risk.  Investments in the securities of issuers based in countries with emerging-market economies are subject to greater levels of risk and uncertainty than investments in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and
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limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller, and less seasoned; the difference in, or lack of, auditing and financial reporting requirements or standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments against non-U.S. companies and non-U.S. persons, including company directors and officers, in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers. In addition, shareholders of emerging market issuers, such as the fund, often have limited rights and few practical remedies in emerging markets. Finally, the risks associated with investments in emerging markets often are significant, and vary from jurisdiction to jurisdiction and company to company.
Currency risk.  Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or currency controls or political developments in the United States or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards, and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.
Hong Kong Stock Connect Program (Stock Connect) risk.  Trading in China A-Shares listed and traded on certain Chinese stock exchanges through Stock Connect, a mutual market access program designed to, among other things, enable foreign investment in the
People’s Republic of China (PRC) via brokers in Hong Kong, is subject to both a number of restrictions imposed by Chinese securities regulations and local exchange listing rules as well as certain risks. Securities listed on Stock Connect may lose purchase eligibility, which could adversely affect the fund’s performance. Trading through Stock Connect is subject to trading, clearance, and settlement procedures that may continue to develop as the program matures. Any changes in laws, regulations and policies applicable to Stock Connect may affect China A-Share prices. These risks are heightened by the underdeveloped state of the PRC’s investment and banking systems in general.
Hedging, derivatives, and other strategic transactions risk
The ability of a fund to utilize hedging, derivatives, and other strategic transactions to benefit the fund will depend in part on its manager’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the manager only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction does not have the desired outcome, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.
A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets, and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit risks associated with leverage, a fund is required to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended (the Derivatives Rule) as outlined below. For a description of the various derivative instruments the fund may utilize, refer to the SAI.
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The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, and regulations promulgated or proposed thereunder require many derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and required banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. Although the Commodity Futures Trading Commission (CFTC) has released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, many of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict a fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and a fund may be unable to fully execute its investment strategies as a result. Limits or restrictions applicable to the counterparties with which a fund engages in derivative transactions also could prevent the fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.
In addition, the regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, effective August 19, 2022 (the Compliance Date), the Derivatives Rule replaced the asset segregation regime of Investment Company Act Release No. 10666 (Release 10666) with a new framework for the use of derivatives by registered funds. As of the Compliance Date, the SEC rescinded Release 10666 and withdrew no-action letters and similar guidance addressing a fund’s use of derivatives and began requiring funds to satisfy the requirements of the Derivatives Rule. As a result, on or after the Compliance Date, the funds will no longer engage in “segregation” or “coverage” techniques with respect to derivatives transactions and will instead comply with the applicable requirements of the Derivatives Rule.
The Derivatives Rule mandates that a fund adopt and/or implement: (i) value-at-risk limitations (VaR); (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. In the event that a fund’s derivative exposure is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, it can elect to be classified as a limited derivatives user (Limited Derivatives User) under the Derivatives Rule, in which case the fund is not subject to the full requirements of the Derivatives Rule. Limited Derivatives Users are excepted from VaR testing, implementing a derivatives risk management program, and certain Board oversight and reporting requirements mandated by the Derivatives Rule. However, a Limited Derivatives User is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks.
The Derivatives Rule also provides special treatment for reverse repurchase agreements, similar financing transactions and unfunded commitment agreements. Specifically, a fund may elect whether to treat reverse repurchase agreements and similar financing transactions as “derivatives transactions” subject to the requirements of the Derivatives Rule or as senior securities equivalent to bank borrowings for purposes of Section 18 of the Investment Company Act of 1940. In addition, when-issued or forward settling securities transactions that physically settle within 35-days are deemed not to involve a senior security.
At any time after the date of this prospectus, legislation may be enacted that could negatively affect the assets of a fund. Legislation or regulation may change the way in which a fund itself is regulated. The advisor cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect a fund’s ability to achieve its investment objectives.
The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a manager intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk, liquidity risk and operational risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a manager may determine not to use
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derivatives to hedge or otherwise reduce risk exposure. Government legislation or regulation could affect the use of derivatives transactions and could limit a fund’s ability to pursue its investment strategies.
A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent that a fund utilizes the following list of certain derivatives and other strategic transactions, it will be subject to associated risks. The main risks of each appear below.
Foreign currency forward contracts.  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.
Foreign currency swaps.  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.
Futures contracts.  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.
Interest-rate swaps.  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.
Options.  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.
Swaps.  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.
High portfolio turnover risk
A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission and tax expenses, which must be borne directly by a fund and its shareholders, respectively. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.
Illiquid and restricted securities risk
Certain securities are considered illiquid or restricted due to a limited trading market, legal or contractual restrictions on resale or transfer, or are otherwise illiquid because they cannot be sold or disposed of in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Securities that have limitations on their resale are referred to as “restricted securities.” Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Market quotations for such securities may be volatile and/or subject to large spreads between bid and ask price.
Illiquidity may have an adverse impact on market price and the fund’s ability to sell particular securities when necessary to meet the fund’s liquidity needs or in response to a specific economic event. The fund may incur additional expense when disposing of illiquid or restricted securities, including all or a portion of the cost to register the securities.
Information technology companies risk
Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Initial public offerings (IPOs) risk
Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance will likely decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares are frequently volatile in price due to the absence of a prior public market, the small number of shares available for trading, and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.
Large company risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.
Liquidity risk
The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.
The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because
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market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress.
Lower-rated and high-yield fixed-income securities risk
Lower-rated fixed-income securities are defined as securities rated below investment grade (such as Ba and below by Moody’s Investors Service, Inc. and BB and below by S&P Global Ratings and Fitch Ratings, as applicable) (also called junk bonds). The general risks of investing in these securities are as follows:
Risk to principal and income.  Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
Price volatility.  The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rated categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
Liquidity.  The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
Dependence on manager’s own credit analysis.  While a manager may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the manager’s evaluation than the assessment of the credit risk of higher-rated securities.
Additional risks regarding lower-rated corporate fixed-income securities.  Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.
Additional risks regarding lower-rated foreign government fixed-income securities.  Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates, and unemployment, as well as exchange-rate fluctuations which adversely affect trade and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.
Master limited partnership (MLP) risk
Many MLPs in which the fund may invest operate oil, natural gas, or petroleum facilities, or other facilities within the energy sector. As a result, the fund will be susceptible to adverse economic, environmental, or regulatory occurrences affecting the energy sector. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.
Reduced demand for oil and other energy commodities as a result of the slowdown in economic activity resulting from the spread of the coronavirus (COVID-19) pandemic adversely impacted MLPs. Global oil prices declined significantly at the beginning of the coronavirus (COVID-19) pandemic and have experienced significant price volatility, including a period where an oil-price futures contract fell into negative territory for the first time in history, as demand for oil slowed and oil storage facilities reached their storage capacities. Varying levels of demand and production and continued oil price volatility may continue to adversely impact MLPs and energy infrastructure companies.
Mid-sized company risk
Market risk and liquidity risk may be pronounced for securities of companies with mid-sized market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with mid-sized market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with mid-sized market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller- or mid-sized market capitalizations. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.
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Midstream energy infrastructure sector risk
Midstream energy infrastructure companies, such as companies that provide crude oil, refined product, and natural gas services, are subject to supply-and-demand fluctuations in the markets they serve, which may be impacted by a wide range of factors. These factors include fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions, among others.
Natural resources industry risk
The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, natural disasters or other extreme weather conditions, commodity prices, and taxes and other governmental regulations.
Non-diversified risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. If a fund is not diversified within the meaning of the Investment Company Act of 1940, as amended, that means it is allowed to invest a large portion of assets in any one issuer or a small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market, and other risks associated with a non-diversified fund’s investment strategies or techniques may be more pronounced than for funds that are diversified.
Operational and cybersecurity risk
With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, the fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the fund and its shareholders. Intentional cybersecurity breaches include unauthorized access to systems, networks, or devices (such as through “hacking” activity or “phishing”); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).
A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, litigation costs or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund’s investments to lose value.
Cyber-events have the potential to materially affect the fund and the advisor’s relationships with accounts, shareholders, clients, customers, employees, products, and service providers. The fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. There is no guarantee that the fund will be able to prevent or mitigate the impact of any or all cyber-events.
The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures.
In addition, other disruptive events, including (but not limited to) natural disasters and public health crises (such as the coronavirus (COVID-19) pandemic), may adversely affect the fund’s ability to conduct business, in particular if the fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
Preferred and convertible securities risk
Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer’s board. Also, preferred stock may be subject to optional or mandatory redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. The value of convertible preferred stock can depend heavily upon the value of the security into which such convertible preferred stock is converted, depending on whether the market price of the underlying security exceeds the conversion price.
Preferred stock risk
Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Real estate investment trust (REIT) risk
REITs are subject to risks associated with the ownership of real estate. Some REITs experience market risk and liquidity risk due to investment in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs
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may also be affected by tax and regulatory requirements impacting the REITs’ ability to qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. REITs also are subject to physical risks to real property, including weather, natural disasters, terrorist attacks, war, or other events that destroy real property.
REITs include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers or lessees, and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the Code), or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even many of the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.
Real estate securities risk
Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.
These risks include:
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Declines in the value of real estate
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Risks related to general and local economic conditions
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Possible lack of availability of mortgage funds
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Overbuilding
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Extended vacancies of properties
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Increased competition
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Increases in property taxes and operating expenses
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Changes in zoning laws
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Losses due to costs resulting from the cleanup of environmental problems
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Liability to third parties for damages resulting from environmental problems
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Casualty or condemnation losses
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Limitations on rents
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Changes in neighborhood values and the appeal of properties to tenants
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Changes in interest rates and
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Liquidity risk
Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared with the value of shares of a fund with investments in a mix of different industries.
Securities of companies in the real estate industry have been and may continue to be negatively affected by the coronavirus (COVID-19) pandemic. Potential impacts on the real estate market may include lower occupancy rates, decreased lease payments, defaults and foreclosures, among other consequences. These impacts could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. It is not known how long such impacts, or any future impacts of other significant events, will last.
Securities of companies in the real estate industry include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers or lessees, and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 (the Code) or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.
Sector risk
When a fund’s investments are focused in one or more sectors of the economy, they are less broadly invested across industries or sectors than other funds. This means that focused funds tend to be more volatile than other funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in particular sectors is particularly susceptible to the impact of market, economic, political, regulatory, and other conditions and risks affecting those sectors. From time to time, a small number of companies may represent a large portion of a single sector or a group of related sectors as a whole.
Small and mid-sized company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than
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those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than are customarily associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller- or medium-sized market capitalizations. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.
Telecommunications sector risk
Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the United States from foreign competitors engaged in strategic joint ventures with U.S. companies and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.
Transportation sector risk
The transportation sector, including airports, airlines, ports, and other transportation facilities, can be significantly affected by changes in the economy, fuel prices, maintenance, labor relations, insurance costs, and government regulation. The stock prices of companies in the transportation sector are affected by both supply and demand for their specific products and services.
Utilities sector risk
Issuers in the utilities sector are subject to many risks, including: increases in fuel and other operating costs; increased costs and delays as a result of environmental and safety regulations; difficulty in obtaining approval of rate increases; the negative impact of regulation; the potential impact of natural and man-made disaster; and technological innovations that may render existing plants, equipment, or products obsolete. Because utility companies are faced with the same obstacles, issues, and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.
Value investment style risk
Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the manager believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the manager to be underpriced or that the market may never come to recognize their fundamental value. A value security may not increase in price, as anticipated by the manager investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. The fund’s strategy of investing in value securities also carries the risk that in certain markets, value securities will underperform growth securities. In addition, securities issued by U.S. entities with substantial foreign operations may involve risks relating to economic, political or regulatory conditions in foreign countries.
Warrants risk
Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.
Who’s who

The following are the names of the various entities involved with each fund’s investment and business operations, along with brief descriptions of the role each entity performs.
Board of Trustees
The Trustees oversee each fund’s business activities and retain the services of the various firms that carry out the funds' operations.
Investment advisor
The investment advisor manages the funds' business and investment activities.
John Hancock Investment Management LLC
200 Berkeley Street
Boston, MA 02116
Founded in 1968, the advisor is an indirect principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
The advisor’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The advisor offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of March 31, 2023 the advisor had total assets under management of approximately $149.8 billion.
Subject to general oversight by the Board of Trustees, the advisor manages and supervises the investment operations and business affairs of each fund. The advisor selects, contracts with and compensates one or more subadvisors to manage all or a portion of each fund’s portfolio assets, subject to oversight by the advisor. In this role, the advisor has
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supervisory responsibility for managing the investment and reinvestment of the funds' portfolio assets through proactive oversight and monitoring of the subadvisors and the funds, as described in further detail below. The advisor is responsible for developing overall investment strategies for the funds and overseeing and implementing the funds' continuous investment programs and provides a variety of advisory oversight and investment research services. The advisor also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager, or subadvisor changes) and coordinates and oversees services provided under other agreements.
The advisor has ultimate responsibility to oversee a subadvisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the advisor, among other things: (i) monitors on a daily basis the compliance of the subadvisors with the investment objectives and related policies of each fund; (ii) monitors significant changes that may impact the subadvisors' overall business and regularly performs due diligence reviews of the subadvisors; (iii) reviews the performance of the subadvisors; and (iv) reports periodically on such performance to the Board of Trustees. The advisor employs a team of investment professionals who provide these ongoing research and monitoring services.
Each fund relies on an order from the Securities and Exchange Commission (SEC) permitting the advisor, subject to approval by the Board of Trustees, to appoint a subadvisor or change the terms of a subadvisory agreement without obtaining shareholder approval. Each fund, therefore, is able to change subadvisors or the fees paid to a subadvisor, from time to time, without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the advisor to appoint a subadvisor that is an affiliate of the advisor or the fund (other than by reason of serving as a subadvisor to the fund), or to increase the subadvisory fee of an affiliated subadvisor, without the approval of the shareholders.
Management fee for Disciplined Value Fund
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.
Average daily net assets ($)	Annual rate (%)
First 500 million	0.700
Next 500 million	0.675
Next 500 million	0.650
Next 1 billion	0.625
Next 10 billion	0.600
Excess over 12.5 billion	0.575
Management fee for Disciplined Value Mid Cap Fund
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.
Average daily net assets ($)	Annual rate (%)
First 500 million	0.800
Next 500 million	0.775
Next 500 million	0.750
Next 1 billion	0.725
Excess over 2.5 billion	0.700
Management fee for Diversified Real Assets Fund
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of each subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.
Average daily net assets ($)	Annual rate (%)
First 2 billion	0.850
Over 2 billion	0.800
Management fee for Fundamental Equity Income Fund
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.
Average daily net assets ($)	Annual rate (%)
First 1 billion	0.600
Next 1 billion	0.585
Excess over 2 billion	0.550
Management fee for Global Shareholder Yield Fund
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.
Average daily net assets ($)	Annual rate (%)
All assets	0.800
Management fee for International Growth Fund
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the
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advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.
Average daily net assets ($)	Annual rate (%)
First 500 million	0.900
Next 500 million	0.850
Excess over 1 billion	0.800
Management fee for Mid Cap Growth Fund
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.
Average daily net assets ($)	Annual rate (%)
First 200 million	0.875
Next 300 million	0.850
Next 2.7 billion	0.825
Next 500 million	0.800
Next 500 million	0.775
Excess over 4.2 billion	0.755
Management fee for U.S. Growth Fund
The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.
Average daily net assets ($)	Annual rate (%)
First 500 million	0.600
Next 1 billion	0.550
Excess over 1.5 billion	0.530
During its most recent fiscal period, each fund paid the advisor a management fee as a percentage of average daily net assets, including any waivers or reimbursements, as follows:
Disciplined Value Fund: 0.60%
Disciplined Value Mid Cap Fund: 0.70%
Diversified Real Assets Fund: 0.79%
Fundamental Equity Income Fund 0.00%
Global Shareholder Yield Fund: 0.64%
International Growth Fund: 0.80%
Mid Cap Growth Fund 0.76%
U.S. Growth Fund: 0.55%
The basis for the Board of Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreements, is discussed in the fund’s most recent semiannual shareholder report for the period ended September 30.
Additional information about fund expenses
Each fund’s annual operating expenses will likely vary throughout the period and from year to year. Each fund’s expenses for the current fiscal year may be higher than the expenses listed in the fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if any advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.
The advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the funds (the participating portfolios). The waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The advisor voluntarily agrees to reduce its management fee for Disciplined Value Fund, Disciplined Value Mid Cap Fund, Mid Cap Growth Fund, and U.S. Growth Fund, or if necessary make payment to Disciplined Value Fund, Disciplined Value Mid Cap Fund, Mid Cap Growth Fund, and U.S. Growth Fund, as applicable, in an amount equal to the amount by which the expenses of each fund exceed 0.20% of the average net assets of the fund. The advisor also voluntarily agrees to reduce its management fee for International Growth Fund, or if necessary make payment to International Growth Fund, in an amount equal to the amount by which the expenses of each fund exceed 0.25% of the average net assets of the fund. For purposes of these agreements, “expenses of each fund” means all the expenses of each fund, as applicable, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of a fund’s business, (e) advisory fees, (f) class-specific expenses, (g) borrowing costs, (h) prime brokerage fees, (i) acquired fund fees and expenses paid indirectly, and (j) short dividend
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expense. These agreements will continue in effect until terminated at any time by the advisor on notice to the relevant fund.
The advisor voluntarily agrees to reduce its management fee for Global Shareholder Yield Fund or, if necessary, make payments to Global Shareholder Yield Fund, in an amount equal to the amount by which the expenses of the fund exceed 0.74% of average net assets of the fund. For purposes of this agreement, “expenses of the fund” means all expenses of the fund, excluding (a) taxes, (b) portfolio brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of a fund’s business, (e) acquired fund fees and expenses paid indirectly, (f) class-specific expenses, and (g) short dividend expense. This agreement will remain in effect until terminated at any time by the advisor upon notice to the fund.
Subadvisors
The subadvisors handle the funds' portfolio management activities, subject to oversight by the advisor.
Disciplined Value Fund
Boston Partners Global Investors, Inc.
One Beacon Street
30th Floor
Boston, MA 02108
Boston Partners Global Investors, Inc. (Boston Partners) is an indirect, wholly owned subsidiary of ORIX Corporation of Japan. As of March 31, 2023, Boston Partners had approximately $88.3 billion assets under management.
The following are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. These managers are employed by Boston Partners. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.
David T. Cohen, CFA
•
Co-Portfolio Manager
•
Managed the fund since 2018
•
Joined Boston Partners in 2016
Mark E. Donovan, CFA
•
Co-Portfolio Manager
•
Managed the fund since 2008 and its predecessor since 1997
•
Joined Boston Partners in 1995
David J. Pyle, CFA
•
Co-Portfolio Manager
•
Managed the fund since 2008 and its predecessor since 2005
•
Joined Boston Partners in 2000
Joshua White, CFA
•
Co-Portfolio Manager
•
Managed the fund since 2021
•
Joined Boston Partners in 2006
Disciplined Value Mid Cap Fund
Boston Partners Global Investors, Inc.
One Beacon Street
30th Floor
Boston, MA 02108
Boston Partners Global Investors, Inc. (Boston Partners) is an indirect, wholly owned subsidiary of ORIX Corporation of Japan. As of March 31, 2023, Boston Partners had approximately $88.3 billion assets under management.
The following are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. These managers are employed by Boston Partners. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.
Timothy P. Collard
•
Portfolio Manager
•
Managed the fund since 2023
•
Portfolio Manager, Boston Partners
•
Joined Boston Partners in 2018
•
Began investment career in 2004
Joseph F. Feeney, Jr., CFA1
•
Portfolio Manager
•
Managed the fund and its predecessor since 2010
•
Chief Executive Officer and Chief Investment Officer, Boston Partners
•
Joined Boston Partners in 1995
•
Began investment career in 1985
Steven L. Pollack, CFA
•
Portfolio Manager
•
Managed the fund since 2010 and its predecessor since 2001
•
Senior Portfolio Manager, Boston Partners
•
Joined Boston Partners in 2000
•
Began investment career in 1984
1
Effective December 31, 2023, Joseph F. Feeney, Jr. will no longer serve as a portfolio manager of the fund.
Diversified Real Assets Fund
Manulife Investment Management (North America) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
Manulife Investment Management (North America) Limited (Manulife IM (NA)) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of Manulife Financial Corporation (MFC). As of March 31, 2023, Manulife IM (NA) had approximately $14.36 billion in assets under management.
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The following are brief biographical profiles of the leaders of this subadvisor’s investment management team, in alphabetical order. These managers are jointly and primarily responsible for coordinating the day-to-day management of the portion of the fund managed by this subadvisor, as set forth below. These managers are employed by Manulife IM (NA). For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.
Craig Bethune, CFA
•
Managing Director and Senior Portfolio Manager
•
Managed fund since 2018
•
Joined Manulife IM (NA) in 2014
•
Began business career in 1989
Diana Racanelli, CFA
•
Managing Director and Senior Portfolio Manager
•
Managed fund since 2018
•
Joined Manulife IM (NA) in 2014
•
Began business career in 1987
Wellington Management Company LLP
280 Congress Street
Boston, MA 02210
Wellington Management Company LLP (Wellington Management) is a Delaware limited liability partnership. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 90 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of March 31, 2023, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1.2 trillion in assets.
The following are brief biographical profiles of the leaders of this subadvisor’s investment management team, in alphabetical order. These managers are jointly and primarily responsible for coordinating the day-to-day management of the portion of the fund managed by this subadvisor, as set forth below. These managers are employed by Wellington Management. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.
Timothy J. Casaletto, CFA
•
Managing Director and Global Industry Analyst
•
Managed fund since 2023
•
Joined Wellington Management in 2014
•
Began business career in 2010
G. Thomas Levering
•
Senior Managing Director and Global Industry Analyst
•
Managed fund since 2018
•
Joined Wellington Management in 2000
•
Began business career in 1993
Bradford D. Stoesser
•
Senior Managing Director and Equity Portfolio Manager
•
Managed fund since 2020
•
Joined Wellington Management in 2005
•
Began business career in 1998
Asset allocation consultant
The advisor has entered into an arrangement with Manulife Investment Management (US) LLC (the Consultant) to provide consulting services to the advisor in connection with the fund’s strategic asset allocation among general investment categories. Neither the advisor nor the fund pays any compensation to the Consultant for these services. The Consultant does not have discretionary authority over allocation of the fund’s assets to its various investment categories and cannot determine which securities the fund will purchase or sell.
Fundamental Equity Income Fund
Manulife Investment Management (US) LLC
197 Clarendon Street
Boston, MA 02116
Manulife Investment Management (US) LLC (Manulife IM (US)) provides investment advisory services to individual and institutional investors. Manulife IM (US) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial Corporation) and, as of March 31, 2023, had total assets under management of approximately $188.69 billion.
The following are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. These managers are employed by Manulife IM (US). For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.
Michael J. Mattioli, CFA
•
Portfolio Manager
•
Managed the fund since 2022
•
Joined Manulife IM (US) in 2011
Nicholas P. Renart
•
Portfolio Manager
•
Managed the fund since 2022
•
Joined Manulife IM (US) in 2011
Emory W. Sanders, Jr., CFA
•
Senior Managing Director and Senior Portfolio Manager
•
Managed the fund since 2022
•
Joined Manulife IM (US) in 2010
Jonathan T. White, CFA
•
Senior Managing Director and Senior Portfolio Manager
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•
Managed the fund since 2022
•
Joined Manulife IM (US) in 2011
Global Shareholder Yield Fund
Epoch Investment Partners, Inc.
1 Vanderbilt Avenue
New York, NY 10017
Epoch Investment Partners, Inc. (Epoch) serves as subadvisor to the fund. Epoch is a private company, founded in 2004, and is an indirect wholly owned subsidiary of The Toronto-Dominion Bank. As of March 31, 2023, Epoch managed on a worldwide basis more than $28.3 billion.
The following are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. These managers are employed by Epoch. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.
William W. Priest, CFA
•
Portfolio Manager
•
Managed the fund since 2007
•
Founder, Co-Chief Investment Officer, Executive Chairman, and Portfolio Manager since 2004
•
Joined Epoch in 2004
•
Began investment career in 1965
John Tobin, Ph.D., CFA
•
Portfolio Manager
•
Managed the fund since 2014
•
Managing Director, Portfolio Manager, and Senior Research Analyst at Epoch since 2012
•
Joined Epoch in 2012
•
Began investment career in 1981
Kera Van Valen, CFA
•
Portfolio Manager
•
Managed the fund since 2014
•
Managing Director, Portfolio Manager, and Senior Research Analyst at Epoch since 2014
•
Joined Epoch in 2008
•
Began investment career in 2001
Michael A. Welhoelter, CFA
•
Portfolio Manager
•
Managed the fund since 2007
•
Managing Director, Co-CIO, Portfolio Manager, and Head of Quantitative Research and Risk Management
•
Joined Epoch in 2005
•
Began investment career in 1986
International Growth Fund
Wellington Management Company LLP
280 Congress Street
Boston, MA 02210
Wellington Management Company LLP (Wellington Management) is a Delaware limited liability partnership. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 90 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of March 31, 2023, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1.2 trillion in assets.
The following are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. These managers are employed by Wellington Management. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.
John A. Boselli, CFA1
•
Senior Managing Director and Equity Portfolio Manager
•
Managed the fund since 2014
•
Joined Wellington Management in 2002
Alvaro Llavero
•
Managing Director and Equity Portfolio Manager
•
Managed the fund since 2021
•
Joined Wellington Management in 2014
Zhaohuan (Terry) Tian, CFA
•
Managing Director and Equity Portfolio Manager
•
Managed the fund since 2021
•
Joined Wellington Management in 2015
1
Effective December 31, 2023, John A. Boselli will no longer serve as a portfolio manager of the fund.
Mid Cap Growth Fund
Wellington Management Company LLP
280 Congress Street
Boston, MA 02210
Wellington Management Company LLP (Wellington Management) is a Delaware limited liability partnership. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 90 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of March 31, 2023, Wellington Management and its
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investment advisory affiliates had investment management authority with respect to approximately $1.2 trillion in assets.
The following are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. These managers are employed by Wellington Management. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.
Mario E. Abularach, CFA, CMT
•
Senior Managing Director, Partner and Equity Research Analyst of Wellington Management
•
Joined Wellington Management as an investment professional in 2001
•
Managed the fund since inception and managed the predecessor fund since 2005
Stephen Mortimer
•
Senior Managing Director, Partner and Equity Portfolio Manager of Wellington Management
•
Joined Wellington Management as an investment professional in 2001
•
Managed the fund since inception and managed the predecessor fund since 2009
U.S. Growth Fund
Wellington Management Company LLP
280 Congress Street
Boston, MA 02210
Wellington Management Company LLP (Wellington Management) is a Delaware limited liability partnership. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 90 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of March 31, 2023, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1.2 trillion in assets.
The following are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. These managers are employed by Wellington Management. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.
John A. Boselli, CFA1
•
Senior Managing Director and Equity Portfolio Manager
•
Managed the fund since 2018
•
Joined Wellington Management in 2002
Timothy N. Manning
•
Senior Managing Director and Equity Portfolio Manager
•
Managed the fund since 2022
•
Joined Wellington Management in 2007
1
Effective December 31, 2023, John A. Boselli will no longer serve as a portfolio manager of the fund.
Custodian
The custodian holds the funds' assets, settles all portfolio trades, and collects most of the valuation data required for calculating each fund’s net asset value.
Except as stated below, each fund’s custodian is State Street Bank and Trust Company.
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114
Citibank, N.A. is the custodian for each of Diversified Real Assets Fund, Global Shareholder Yield Fund and International Growth Fund.
Citibank, N.A.
388 Greenwich Street
New York, NY 10013
Principal distributor
The principal distributor markets the funds and distributes shares through selling brokers, financial planners, and other financial professionals.
John Hancock Investment Management Distributors LLC
200 Berkeley Street
Boston, MA 02116
Additional information
Each fund has entered into contractual arrangements with various parties that provide services to the fund, which may include, among others, the advisor, subadvisor, custodian, principal distributor, and transfer agent, as described above and in the SAI. Fund shareholders are not parties to, or intended or “third-party” beneficiaries of, any of these contractual arrangements. These contractual arrangements are not intended to, nor do they, create in any individual shareholder or group of shareholders any right, either directly or on behalf of the fund, to either: (a) enforce such contracts against the service providers; or (b) seek any remedy under such contracts against the service providers.
This prospectus provides information concerning the funds that you should consider in determining whether to purchase shares of the funds. Each of this prospectus, the SAI, or any contract that is an exhibit to the funds' registration statement, is not intended to, nor does it, give rise to an agreement or contract between the funds and any investor. Each such document also does not give rise to any contract or create rights in any individual shareholder, group of shareholders, or other person. The foregoing disclosure should not be read to suggest any waiver of any rights conferred by federal or state securities laws.
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Fund details
Financial highlights

These tables detail the financial performance of Class NAV shares of the funds whose Class NAV shares have commenced operations, and the financial performance of Class A or Class I shares of the funds whose Class NAV shares have not commenced operations as of the last reporting period, as indicated below, including total return information showing how much an investment in the fund has increased or decreased for the periods shown below (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single fund share. Because Class NAV shares have different expenses than Class A or Class I shares, financial highlights for Class NAV shares would have differed.
Mid Cap Growth Fund is the successor to Mid Cap Stock Fund, a series of John Hancock Funds II (the predecessor fund). Mid Cap Growth Fund acquired the assets and liabilities of the predecessor fund after the close of business on October 15, 2021. As a result of the transaction, Mid Cap Growth Fund adopted the accounting and performance history of the predecessor fund. The predecessor fund had a fiscal year end of August 31 and Mid Cap Growth Fund has a fiscal year end of March 31. Class 1 shares of the predecessor fund commenced operations on October 17, 2005. Class NAV shares of the fund commenced operations on October 18, 2021. Returns shown prior to the commencement date of Mid Cap Growth Fund are those of the predecessor fund.
The financial statements of the funds as of March 31, 2023, have been audited by PricewaterhouseCoopers LLP (PwC), the funds' independent registered public accounting firm. The report of PwC, along with the funds' financial statements in each fund’s annual report for the fiscal period ended March 31, 2023, has been incorporated by reference into the SAI. Copies of each fund’s most recent annual report are available upon request.
Disciplined Value Fund Class NAV Shares
Per share operating performancePeriod ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Net asset value, beginning of period	$23.63	$23.92	$14.68	$19.62	$21.49
Net investment income[1]	0.31	0.24	0.25	0.36	0.33
Net realized and unrealized gain (loss) on investments	(1.56)	2.93	9.34	(4.06)	(0.28)
Total from investment operations	(1.25)	3.17	9.59	(3.70)	0.05
Less distributions
From net investment income	(0.31)	(0.25)	(0.35)	(0.32)	(0.31)
From net realized gain	(1.21)	(3.21)	—	(0.92)	(1.61)
Total distributions	(1.52)	(3.46)	(0.35)	(1.24)	(1.92)
Net asset value, end of period	$20.86	$23.63	$23.92	$14.68	$19.62
Total return (%)[2]	(5.20)	13.83	65.71	(20.64)	0.77
Ratios and supplemental data
Net assets, end of period (in millions)	$1,151	$1,372	$1,486	$887	$1,105
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65	0.68	0.70	0.70	0.70
Expenses including reductions	0.65	0.67	0.70	0.69	0.69
Net investment income	1.40	0.95	1.31	1.83	1.54
Portfolio turnover (%)	43	38	55	88	69

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
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Fund details

Disciplined Value Mid Cap Fund Class A Shares
Per share operating performancePeriod ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Net asset value, beginning of period	$26.25	$25.33	$14.91	$19.08	$22.35
Net investment income[1]	0.20	0.09	0.10	0.14	0.12
Net realized and unrealized gain (loss) on investments	(1.69)	2.60	10.54	(3.83)	(1.01)
Total from investment operations	(1.49)	2.69	10.64	(3.69)	(0.89)
Less distributions
From net investment income	(0.19)	(0.07)	(0.14)	(0.14)	(0.13)
From net realized gain	(1.03)	(1.70)	(0.08)	(0.34)	(2.25)
Total distributions	(1.22)	(1.77)	(0.22)	(0.48)	(2.38)
Net asset value, end of period	$23.54	$26.25	$25.33	$14.91	$19.08
Total return (%)[2,3]	(5.53)	10.91	71.55	(20.06)	(2.98)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,363	$1,486	$1,204	$782	$1,184
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.11	1.12	1.12	1.11
Expenses including reductions	1.11	1.10	1.11	1.12	1.10
Net investment income	0.83	0.34	0.52	0.70	0.58
Portfolio turnover (%)	41	26	52 [4]	54	53

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Does not reflect the effect of sales charges, if any.
4	Excludes in-kind transactions.

Diversified Real Assets Fund Class NAV Shares
Per share operating performancePeriod ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Net asset value, beginning of period	$13.28	$10.10	$6.61	$10.01	$10.00
Net investment income[1]	0.31	0.25	0.18	0.20	0.21
Net realized and unrealized gain (loss) on investments	(1.73)	3.23	3.54	(3.16)	0.07
Total from investment operations	(1.42)	3.48	3.72	(2.96)	0.28
Less distributions
From net investment income	(0.28)	(0.30)	(0.23)	(0.28)	(0.19)
From net realized gain	(0.39)	—	—	(0.16)	(0.08)
Total distributions	(0.67)	(0.30)	(0.23)	(0.44)	(0.27)
Net asset value, end of period	$11.19	$13.28	$10.10	$6.61	$10.01
Total return (%)[2]	(10.55)	34.95	56.64	(30.92)	3.07
Ratios and supplemental data
Net assets, end of period (in millions)	$1,062	$1,151	$963	$684	$998
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	0.91	0.93	0.93	0.94
Expenses including reductions	0.87	0.85	0.87	0.87	0.88
Net investment income	2.65	2.20	2.07	2.05	2.07
Portfolio turnover (%)	60	49	82	61	73

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
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Fundamental Equity Income Fund Class I Shares
Per share operating performance Period ended	3-31-23 [1]
Net asset value, beginning of period	$10.00
Net investment income[2]	0.13
Net realized and unrealized gain (loss) on investments	0.78
Total from investment operations	0.91
Less distributions
From net investment income	(0.14)
Net asset value, end of period	$10.77
Total return (%)[3]	9.22 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	4.25 [5]
Expenses including reductions	0.82 [5]
Net investment income	1.72 [6]
Portfolio turnover (%)	26

1	Period from 6-28-22 (commencement of operations) to 3-31-23.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Annualized. Certain expenses are presented unannualized.
6	Annualized.

Global Shareholder Yield Fund Class NAV Shares
Per share operating performancePeriod ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Net asset value, beginning of period	$11.68	$11.80	$8.64	$11.06	$11.17
Net investment income[1]	0.33	0.32	0.29	0.37	0.39
Net realized and unrealized gain (loss) on investments	(0.63)	0.86	3.19	(2.22)	0.16
Total from investment operations	(0.30)	1.18	3.48	(1.85)	0.55
Less distributions
From net investment income	(0.37)	(0.32)	(0.32)	(0.37)	(0.39)
From net realized gain	(0.61)	(0.98)	—	(0.20)	(0.27)
Total distributions	(0.98)	(1.30)	(0.32)	(0.57)	(0.66)
Net asset value, end of period	$10.40	$11.68	$11.80	$8.64	$11.06
Total return (%)[2]	(2.12)	10.40	40.83	(17.77)	5.30
Ratios and supplemental data
Net assets, end of period (in millions)	$89	$109	$120	$325	$458
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.87	0.87	0.87	0.87
Expenses including reductions	0.74	0.74	0.74	0.74	0.74
Net investment income	3.10	2.68	2.87	3.32	3.54
Portfolio turnover (%)	28	24	30	33	16

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
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Fund details

International Growth Fund Class NAV Shares
Per share operating performancePeriod ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Net asset value, beginning of period	$30.08	$37.99	$24.62	$26.82	$28.57
Net investment income[1]	0.34	0.30	0.10	0.24	0.29
Net realized and unrealized gain (loss) on investments	(3.28)	(2.81)	13.38	(2.21)	(1.31)
Total from investment operations	(2.94)	(2.51)	13.48	(1.97)	(1.02)
Less distributions
From net investment income	—	(0.34)	(0.11)	(0.23)	(0.27)
From net realized gain	(3.07)	(5.06)	—	—	(0.46)
Total distributions	(3.07)	(5.40)	(0.11)	(0.23)	(0.73)
Net asset value, end of period	$24.07	$30.08	$37.99	$24.62	$26.82
Total return (%)[2]	(8.94)	(8.08)	54.78	(7.51)	(3.27)
Ratios and supplemental data
Net assets, end of period (in millions)	$768	$844	$1,057	$854	$1,028
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.87	0.87	0.88	0.87
Expenses including reductions	0.88	0.86	0.86	0.87	0.87
Net investment income	1.34	0.80	0.30	0.87	1.06
Portfolio turnover (%)	77	78	78	80	98

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Mid Cap Growth Fund Class NAV Shares
Per share operating performancePeriod ended	3-31-23	3-31-22	8-31-21	8-31-20	8-31-19
Net asset value, beginning of period	$17.29	$28.81	$27.61	$22.09	$25.66
Net investment loss[1]	(0.03)	(0.08)	(0.19)	(0.10)	(0.11)
Net realized and unrealized gain (loss) on investments	(2.96)	(4.17)	8.86	8.34	0.29
Total from investment operations	(2.99)	(4.25)	8.67	8.24	0.18
Less distributions
From net realized gain	(0.92)	(7.27)	(7.47)	(2.72)	(3.75)
Net asset value, end of period	$13.38	$17.29	$28.81	$27.61	$22.09
Total return (%)[2]	(16.86)	(20.37)[3]	33.91	41.47	5.74
Ratios and supplemental data
Net assets, end of period (in millions)	$1,069	$1,289	$1,515	$1,294	$1,153
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.87 [4]	0.87	0.87	0.87
Expenses including reductions	0.82	0.81 [4]	0.86	0.87	0.87
Net investment loss	(0.24)	(0.65)[4]	(0.67)	(0.46)	(0.49)
Portfolio turnover (%)	102	69	91	86	61 [5]

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Not annualized.
4	Annualized. Certain expenses are presented unannualized.
5	Excludes merger activity.
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U.S. Growth Fund Class NAV Shares
Per share operating performancePeriod ended	3-31-23	3-31-22	3-31-21	3-31-20	3-31-19
Net asset value, beginning of period	$23.45	$24.29	$16.41	$16.38	$18.07
Net investment income (loss)[1]	0.06	(0.01)	0.01	0.07	0.03
Net realized and unrealized gain (loss) on investments	(2.82)	2.79	8.51	— [2]	2.26
Total from investment operations	(2.76)	2.78	8.52	0.07	2.29
Less distributions
From net investment income	—	—	(0.03)	(0.04)	(0.09)
From net realized gain	(1.92)	(3.62)	(0.61)	—	(3.89)
Total distributions	(1.92)	(3.62)	(0.64)	(0.04)	(3.98)
Net asset value, end of period	$18.77	$23.45	$24.29	$16.41	$16.38
Total return (%)[3]	(10.96)	10.48	52.01	0.39	12.69
Ratios and supplemental data
Net assets, end of period (in millions)	$45	$52	$54	$40	$— [4]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.62	0.60	0.64	0.64	0.74
Expenses including reductions	0.62	0.59	0.63	0.63	0.73
Net investment income (loss)	0.33	(0.04)	0.06	0.41	0.18
Portfolio turnover (%)	103	91	101	91 [5]	88 [6]

1	Based on average daily shares outstanding.
2	Less than $0.005 per share.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Less than $500,000.
5	Excludes in-kind transactions and merger activity.
6	Excludes in-kind transactions.
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Who can buy shares

Unless stated otherwise, references in this section to “the fund” apply to each fund described in this prospectus.
Class NAV shares are sold to certain affiliated funds, each of which is a fund of funds that invests in various other funds. Class NAV shares may also be sold to retirement plans for employees of John Hancock- and/or Manulife Financial Corporation-affiliated companies only, including John Hancock qualified plans and non-qualified deferred compensation plans and separate investment accounts of John Hancock and its insurance affiliates, and to the issuers of interests in the John Hancock Freedom 529 Plan, including the Education Trust of Alaska.
Class cost structure

•
No sales charges
•
No distribution and service (Rule 12b-1) fees
Other share classes of the fund, which have their own expense structures, may be offered in separate prospectuses. Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.
Payments to financial intermediaries
Other share classes of the funds are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisors, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:
•
directly, by the payment of sales commissions, if any; and
•
indirectly, as a result of the fund paying Rule 12b-1 fees.
Class NAV shares do not carry sales commissions or pay Rule 12b-1 fees. However, certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees, if applicable, out of the Distributor’s own resources. These additional payments are sometimes referred to as revenue sharing. These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.
The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the advisor and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars, or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.
The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.
The distributor, advisor, and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the advisor or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the advisor or its affiliates that are not related to the fund.
For a description of these compensation and revenue-sharing arrangements, see the prospectuses and statement of additional information for the funds. The compensation paid to broker-dealers and the revenue-sharing arrangements may be derived, in whole or in part, through the advisor’s profit on the advisory fee on the funds.
Opening an account

1
Read this prospectus carefully.
2
Determine if you are eligible by referring to “Who can buy shares.”
3
Permitted entities generally may open an account and purchase Class NAV shares by contacting any broker-dealer or other financial service firm authorized to sell Class NAV shares of the fund. There are no minimum initial or subsequent investment requirements for Class NAV shares.
Transaction policies

Valuation of shares
The net asset value (NAV) for each class of shares of the fund is normally determined once daily as of the close of regular trading on the New York Stock Exchange (NYSE) (typically 4:00 p.m., Eastern time, on each business day that the NYSE is open). In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the advisor’s Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the fund’s NAV is not calculated. Consequently, the fund’s portfolio securities may trade and the NAV of the fund’s shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.
Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class
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by the number of fund shares outstanding for that class. The current NAV of the fund is available on our website at jhinvestments.com.
Valuation of securities
The Board has designated the funds' advisor as the valuation designee to perform fair value functions for each fund in accordance with the advisor's valuation policies and procedures. As valuation designee, the advisor will determine the fair value, in good faith, of securities and other assets held by each fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply and test fair value methodologies, and oversee and evaluate pricing services and other valuation agents used in valuing a  fund's investments. The advisor is subject to Board oversight and reports to the Board information regarding the fair valuation process and related material matters. The advisor carries out its responsibilities as valuation designee through its Pricing Committee.
Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the advisor’s Pricing Committee in certain instances pursuant to procedures established by the advisor and adopted by the Board of Trustees. Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is typically valued at the price on the exchange where the security was acquired or most likely will be sold. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Equity securities traded principally in foreign markets are typically valued using the last sale price or official closing price in the relevant exchange or market, as adjusted by an independent pricing vendor to reflect fair value. On any day a foreign market is closed and the NYSE is open, any foreign securities will typically be valued using the last price or official closing price obtained from the relevant exchange on the prior business day adjusted based on information provided by an independent pricing vendor to reflect fair value. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of the close of the NYSE, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Shares of other open-end investment companies that are not exchange-traded funds (underlying funds) are valued based on the NAVs of such underlying funds.
Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, broker-dealer quotations, credit quality information, general market conditions, news, and other factors and assumptions. The fund may receive different prices when it sells odd-lot positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes.
The Pricing Committee engages in oversight activities with respect to pricing vendors, which includes, among other things, monitoring significant or unusual price fluctuations above predetermined tolerance levels from the prior day, back-testing of pricing vendor prices against actual trades, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these vendors. Nevertheless, market quotations, official closing prices, or information furnished by a pricing vendor could be inaccurate, which could lead to a security being valued incorrectly.
If market quotations, official closing prices, or information furnished by a pricing vendor are not readily available or are otherwise deemed unreliable or not representative of the fair value of such security because of market- or issuer-specific events, a security will be valued at its fair value as determined in good faith by the Board’s valuation designee, the advisor. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.
Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.
The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that
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would have been used had a readily available market price for the investment existed and these differences could be material.
Regarding the fund’s investment in an underlying fund that is not an ETF, which (as noted above) is valued at such underlying fund’s NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.
Buy and sell prices
When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.
Execution of requests
The fund is open for business when the NYSE is open, typically 9:30 a.m. to 4:00 p.m. Eastern time, Monday through Friday. A purchase or redemption order received in good order by the fund prior to the close of regular trading on the NYSE, on a day the fund is open for business, will be effected at that day’s NAV. An order received in good order after the fund close will generally be effected at the NAV determined on the next business day. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the time until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. This may result in the fund closing for business prior to the time at which the fund’s NAV is determined. In this case, orders submitted after the fund closing may receive the NAV determined on the next business day.
The fund typically expects to mail or wire redemption proceeds between 1 and 3 business days following the receipt of the shareholder’s redemption request. Processing time is not dependent on the chosen delivery method. In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.
Under normal market conditions, the fund typically expects to meet redemption requests through holdings of cash or cash equivalents or through sales of portfolio securities, and may access other available liquidity facilities. In unusual or stressed market conditions, such as, for example, during a period of time in which a foreign securities exchange is closed, in addition to the methods used in normal market conditions, the fund may meet redemption requests through the use of its line of credit, interfund lending facility, redemptions in kind, or such other liquidity means or facilities as the fund may have in place from time to time.
Excessive trading
The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.
Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject, or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may, in its discretion, restrict, reject, or cancel a purchase or exchange order even if the transaction is not subject to a specific limitation on exchange activity, as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio, or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.
Exchange limitation policies
The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.
Limitation on exchange activity
The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege, or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.
Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations, or U.S. Department of Labor regulations. Certain automated or preestablished exchange, asset allocation, and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined
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purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.
These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control, or influence.
Limitation on the ability to detect and curtail excessive trading practices
Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial advisor, broker, retirement plan administrator, or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisors, brokers, retirement plan administrators, or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.
Excessive trading risk
To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit, and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.
While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:
•
A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of securities” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
•
A fund that invests a material portion of its assets in securities of foreign issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
•
A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of securities” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
Any frequent trading strategies may interfere with efficient management of a fund’s portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers, or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.
Dividends and account policies

Account statements
In general, you will receive account statements from your plan’s recordkeeper. Every year you should also receive, if applicable, a Form 1099 tax information statement mailed by February 15 by your plan’s recordkeeper.
Dividends
Each fund typically declares and pays income dividends, if any, at least annually, except for Fundamental Equity Income and Global Shareholder
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Yield Fund, which typically declare and pay income dividends quarterly. Capital gain distributions, if any, are paid annually.
Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.
Taxability of dividends
For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund’s short-term capital gains are taxable as ordinary income. Dividends from a fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on a fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.
The Form 1099 that is mailed to you every February, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.
Returns of capital
If a fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.
Taxability of transactions
Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
Additional investor services

Disclosure of fund holdings
The following information for each fund is posted on the website, jhinvestments.com, generally on the fifth business day after month end: top 10 holdings; top 10 sector analysis; total return/yield; top 10 countries; average quality/maturity; beta/alpha; and top 10 portfolio composition. All of the holdings of each fund will be posted to the website no earlier than 15 days after each calendar month end, and will remain posted on the website for six months. All of the funds' holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. All of the funds' holdings as of the end of the second and fourth fiscal quarters will be disclosed on Form N-CSR within 70 days of the end of such fiscal quarters. A description of each fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.
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For more information

The following documents are available that offer further information on the fund:
Annual/semiannual reports to shareholders
Additional information about a fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In a fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.
As of January 1, 2021, paper copies of the funds' shareholder reports are no longer sent by mail. Instead, the reports are made available on jhinvestments.com, and you will be notified and provided with a link each time a report is posted to the website. You may request to receive paper reports from a fund or from your financial intermediary, free of charge, at any time. You may also request to receive documents through eDelivery.
Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of a fund and includes a summary of a fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.
To obtain a free copy of these documents or request other information
There are several ways you can get a current annual/semiannual report, prospectus, or SAI from John Hancock, request other information, or make inquiries:
Online:  jhinvestments.com
By mail:
John Hancock Funds
200 Berkeley Street
Boston, MA 02116

By phone: 800-344-1029
You can also view or obtain copies of these documents through the SEC:
Online:  sec.gov
By email (duplicating fee required):  publicinfo@sec.gov

© 2023 John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street Boston, MA 02116
800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

SEC file number: 811-21777
JH0331NPN 8/1/23

Statement of Additional Information
John Hancock Current Interest
John Hancock Funds III
John Hancock Investment Trust
August 1, 2023
	A	C	I	R2	R4	R5	R6	NAV	1
John Hancock Current Interest
John Hancock Money Market Fund	JHMXX	JMCXX	N/A	N/A	N/A	N/A	N/A	N/A	N/A
John Hancock Funds III
John Hancock Disciplined Value Fund	JVLAX	JVLCX	JVLIX	JDVPX	JDVFX	JDVVX	JDVWX	JDVNX	N/A
John Hancock Disciplined Value Mid Cap Fund	JVMAX	JVMCX	JVMIX	JVMSX	JVMTX	N/A	JVMRX	—	N/A
John Hancock Global Shareholder Yield Fund	JGYAX	JGYCX	JGYIX	JGSRX	N/A	N/A	JGRSX	—	N/A
John Hancock International Growth Fund	GOIGX	GONCX	GOGIX	JHIGX	JIGIX	N/A	JIGTX	JIGHX	GOIOX
John Hancock U.S. Growth Fund	JSGAX	JSGCX	JSGIX	JSGRX	JHSGX	N/A	JSGTX	—	N/A
John Hancock Investment Trust
John Hancock Diversified Real Assets Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	—	N/A
John Hancock Fundamental Equity Income Fund	—	—	JHFEX	N/A	N/A	N/A	—	—	N/A
John Hancock Mid Cap Growth Fund	JACJX	JACLX	JACBX	N/A	N/A	N/A	JACEX	JACFX	N/A
This Statement of Additional Information (“SAI”) provides information about each fund listed above (each a “fund” and collectively, the “funds”). Each fund is a series of the Trust indicated above. The information in this SAI is in addition to the information that is contained in each fund’s prospectus dated August 1, 2023, as amended and supplemented from time to time (collectively, the “Prospectus”). The funds may offer other share classes that are described in separate prospectuses and SAIs.
This SAI is not a prospectus. It should be read in conjunction with the Prospectus. This SAI incorporates by reference the financial statements of each fund for the period ended March 31, 2023, as well as the related opinion of the fund’s independent registered public accounting firm, as included in the fund’s most recent annual report to shareholders (each an “Annual Report”). The financial statements of each fund for the fiscal period ended March 31, 2023 are available through the link(s) in the following table:
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
JH0331SAI

Form N-CSR filed May 12, 2023 for: John Hancock Money Market Fund	https://www.sec.gov/Archives/edgar/data/26262/000168386323004736/f25574d1.htm
Form N-CSR filed May 12, 2023 for:
John Hancock Disciplined Value Fund
John Hancock Disciplined Value Mid Cap Fund
John Hancock Global Shareholder Yield Fund
John Hancock International Growth Fund
John Hancock U.S. Growth Fund
https://www.sec.gov/Archives/edgar/data/1329954/000168386323004738/ f25573d1.htm
Form N-CSR filed May 12, 2023 for: John Hancock Diversified Real Assets Fund John Hancock Fundamental Equity Income Fund John Hancock Mid Cap Growth Fund	https://www.sec.gov/Archives/edgar/data/22370/000168386323004737/f25575d1.htm
A copy of a Prospectus or an Annual Report can be obtained free of charge by contacting:
John Hancock Signature Services, Inc.
P.O. Box 219909
Kansas City, MO 64121-9909
800-225-5291
jhinvestments.com

Glossary

Term	Definition
“1933 Act”	the Securities Act of 1933, as amended
“1940 Act”	the Investment Company Act of 1940, as amended
“Advisers Act”	the Investment Advisers Act of 1940, as amended
“Advisor”	John Hancock Investment Management LLC (formerly, John Hancock Advisers, LLC), 200 Berkeley Street, Boston, Massachusetts 02116
“Advisory Agreement”	an investment advisory agreement or investment management contract between the Trust and the Advisor
“Affiliated Subadvisors”	Manulife Investment Management (North America) Limited and Manulife Investment Management (US) LLC, as applicable
“affiliated underlying funds”	underlying funds that are advised by John Hancock’s investment advisor or its affiliates
“BDCs”	business development companies
“Board”	Board of Trustees of the Trust
“Bond Connect”	Mutual Bond Market Access between Mainland China and Hong Kong
“Brown Brothers Harriman”	Brown Brothers Harriman & Co.
“CATS”	Certificates of Accrual on Treasury Securities
“CBOs”	Collateralized Bond Obligations
“CCO”	Chief Compliance Officer
“CDSC”	Contingent Deferred Sales Charge
“CEA”	the Commodity Exchange Act, as amended
“China A-Shares”	Chinese stock exchanges
“CIBM”	China interbank bond market
“CLOs”	Collateralized Loan Obligations
“CMOs”	Collateralized Mortgage Obligations
“Code”	the Internal Revenue Code of 1986, as amended
“COFI floaters”	Cost of Funds Index
“CPI”	Consumer Price Index
“CPI-U”	Consumer Price Index for Urban Consumers
“CPO”	Commodity Pool Operator
“CFTC”	Commodity Futures Trading Commission
“Citibank”	Citibank, N.A., 388 Greenwich Street, New York, NY 10013
“Distributor”	John Hancock Investment Management Distributors LLC (formerly, John Hancock Funds, LLC), 200 Berkeley Street, Boston, Massachusetts 02116
“EMU”	Economic and Monetary Union
“ETFs”	Exchange-Traded Funds
“ETNs”	Exchange-Traded Notes
“EU”	European Union
“Fannie Mae”	Federal National Mortgage Association
“Fed”	U.S. Federal Reserve
“FHFA”	Federal Housing Finance Agency
“FHLBs”	Federal Home Loan Banks
“FICBs”	Federal Intermediate Credit Banks
“Fitch”	Fitch Ratings
“Freddie Mac”	Federal Home Loan Mortgage Corporation
“funds” or “series”	The John Hancock funds within this SAI as noted on the front cover and as the context may require
“funds of funds”	funds that seek to achieve their investment objectives by investing in underlying funds, as permitted by Section 12(d) of the 1940 Act and the rules thereunder
“GNMA”	Government National Mortgage Association
“HKSCC”	Hong Kong Securities Clearing Company
“IOs”	Interest-Only

Term	Definition
“IRA”	Individual Retirement Account
“IRS”	Internal Revenue Service
“JHCT”	John Hancock Collateral Trust
“JH Distributors”	John Hancock Distributors, LLC
“JHLICO New York”	John Hancock Life Insurance Company of New York
“JHLICO U.S.A.”	John Hancock Life Insurance Company (U.S.A.)
“LOI”	Letter of Intention
“LIBOR”	London Interbank Offered Rate
“MAAP”	Monthly Automatic Accumulation Program
“Manulife Financial” or “MFC”	Manulife Financial, a publicly traded company based in Toronto, Canada
“Manulife IM (NA)”	Manulife Investment Management (North America) Limited (formerly, John Hancock Asset Management a Division of Manulife Asset Management (North America) Limited)
“Manulife IM (US)”	Manulife Investment Management (US) LLC (formerly, John Hancock Asset Management a Division of Manulife Asset Management (US) LLC)
“MiFID II”	Markets in Financial Instruments Directive
“Moody's”	Moody’s Investors Service, Inc
“NAV”	Net Asset Value
“NRSRO”	Nationally Recognized Statistical Rating Organization
“NYSE”	New York Stock Exchange
“OID”	Original Issue Discount
“OTC”	Over-The-Counter
“PAC”	Planned Amortization Class
“PFS”	Personal Financial Services
“POs”	Principal-Only
“PRC”	People's Republic of China
“REITs”	Real Estate Investment Trusts
“RIC”	Regulated Investment Company
“RPS”	John Hancock Retirement Plan Services
“SARSEP”	Salary Reduction Simplified Employee Pension Plan
“SEC”	Securities and Exchange Commission
“SEP”	Simplified Employee Pension
“SIMPLE”	Savings Incentive Match Plan for Employees
“S&P”	S&P Global Ratings
“SLMA”	Student Loan Marketing Association
“SPACs”	Special Purpose Acquisition Companies
“State Street”	State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, MA 02114
“Stock Connect”	Hong Kong Stock Connect Program
“subadvisor”	Any subadvisors employed by John Hancock within this SAI as noted in Appendix B and as the context may require
“TAC”	Target Amortization Class
“TIGRs”	Treasury Receipts, Treasury Investors Growth Receipts

Term	Definition
“Trust”
John Hancock Bond Trust
John Hancock California Tax-Free Income Fund
John Hancock Capital Series
John Hancock Current Interest
John Hancock Exchange-Traded Fund Trust
John Hancock Funds II
John Hancock Funds III
John Hancock Investment Trust
John Hancock Investment Trust II
John Hancock Municipal Securities Trust
John Hancock Sovereign Bond Fund
John Hancock Strategic Series
John Hancock Variable Insurance Trust

“TSA”	Tax-Sheltered Annuity
“unaffiliated underlying funds”	underlying funds that are advised by an entity other than John Hancock’s investment advisor or its affiliates
“underlying funds”	funds in which the funds of funds invest
“UK”	United Kingdom

Organization of the TRUSTS

Each Trust is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts and is an open-end management investment company registered under the 1940 Act. U.S. Growth Fund is a non-diversified series of its respective Trust and each other fund is a diversified series of its respective Trust, as those terms are used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. The following table sets forth the date each Trust was organized:
Trust	Date of Organization
John Hancock Current Interest	October 8, 1991
John Hancock Funds III	June 10, 2005
John Hancock Investment Trust	December 21, 1984
The Advisor is a Delaware limited liability company whose principal offices are located at 200 Berkeley Street, Boston, Massachusetts 02116. The Advisor is registered as an investment advisor under the Advisers Act. The Advisor is an indirect principally owned subsidiary of JHLICO U.S.A. JHLICO U.S.A. and its subsidiaries today offer a broad range of financial products, including life insurance, annuities, 401(k) plans, long-term care insurance, college savings, and other forms of business insurance. Additional information about John Hancock may be found on the Internet at johnhancock.com. The ultimate controlling parent of the Advisor is MFC, a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.
The Advisor has retained for each fund a subadvisor that is responsible for providing investment advice to the fund subject to the review of the Board and the overall supervision of the Advisor.
Manulife Financial is a leading international financial services group with principal operations in Asia, Canada, and the United States. Operating primarily as John Hancock in the United States and Manulife elsewhere, it provides financial protection products and advice, insurance, as well as wealth and asset management services through its extensive network of solutions for individuals, groups, and institutions. Its global headquarters are in Toronto, Canada, and it trades as ‘MFC’ on the Toronto Stock Exchange, NYSE, and the Philippine Stock Exchange, and under '945' in Hong Kong. Manulife Financial can be found on the Internet at manulife.com.
The following table sets forth each fund's inception date:
Fund	Commencement of Operations
Disciplined Value Fund	January 2, 1997 (predecessor fund inception date; became a series of the Trust on December 19, 2008)
Disciplined Value Mid Cap Fund	June 2, 1997 (predecessor fund inception date; became a series of the Trust on July 12, 2010)
Diversified Real Assets Fund	February 26, 2018
Fundamental Equity Income Fund	June 28, 2022
Global Shareholder Yield Fund	March 1, 2007
International Growth Fund	June 12, 2006
Mid Cap Growth Fund	October 17, 2005 (predecessor fund inception date; became a series of the Trust on October 18, 2021)
Money Market Fund	December 22, 1994
U.S. Growth Fund	December 20, 2011
If a fund or share class has been in operation for a period that is shorter than the three-year fiscal period covered in this SAI, information is provided for the period the fund or share class, as applicable, was in operation.
Additional Investment Policies and Other Instruments

The principal strategies and risks of investing in each fund are described in the applicable Prospectus. Unless otherwise stated in the applicable Prospectus or this SAI, the investment objective and policies of the funds may be changed without shareholder approval. Each fund may invest in the instruments below, and such instruments and investment policies apply to each fund, but only if and to the extent that such policies are consistent with and permitted by a fund's investment objective and policies. Each fund may also have indirect exposure to the instruments described below through derivative contracts, if applicable. By owning shares of the underlying funds, each fund of funds indirectly invests in the securities and instruments held by the underlying funds and bears the same risks of such underlying funds.
As described more fully in its Prospectus, Money Market Fund operates as a “government money market fund” in accordance with Rule 2a-7 under the 1940 Act and, under normal market conditions, invests at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash. As a fundamental policy, Money Market Fund may not invest more than 25% of its total assets in obligations issued by: (i) foreign banks; and (ii) foreign branches of U.S. banks where the subadvisor has determined that the U.S. bank is not unconditionally responsible for the payment obligations of the foreign branch. This investment limitation is fundamental and may only be changed with shareholder approval.

Asset-Backed Securities
The securitization techniques used to develop mortgage securities also are being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.
Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than that of mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund’s ability to maintain an investment including high-yielding asset-backed securities will be affected adversely to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in its Prospectus, a fund will only invest in asset-backed securities rated, at the time of purchase, “AA” or better by S&P or Fitch or “Aa” or better by Moody’s.
As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see “Types of Credit Support” below. When a fund invests in asset-backed securities, it will not limit its investments in asset-backed securities to those with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under the sub-section “Illiquid Securities” in this section below.
Types of Credit Support.  To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:
•
liquidity protection; and
•
default protection.
Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides protection against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Some examples of credit support include:
•
“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);
•
creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and
•
“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).
The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.
The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.
Collateralized Debt Obligations.  CBOs, CLOs, other collateralized debt obligations, and other similarly structured securities (collectively, “CDOs”) are types of asset-backed securities. A CBO is a trust that is often backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many different types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CDOs may charge management fees and administrative expenses.
In a CDO structure, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. In the case of all CDO tranches, the market prices of and yields on tranches with longer terms to maturity tend to be more volatile than those of tranches with shorter terms to maturity due to the greater volatility and uncertainty of cash flows.
Borrowing
Unless otherwise prohibited, a fund may borrow money in an amount that does not exceed 33% of its total assets. Borrowing by a fund involves leverage, which may exaggerate any increase or decrease in a fund’s investment performance and in that respect may be considered a speculative practice. The interest that a fund must pay on any borrowed money, additional fees to maintain a line of credit or any minimum average balances required to be maintained are additional costs that will reduce or eliminate any potential investment income and may offset any capital gains. Unless the appreciation and income, if any, on the asset acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of a fund.
Brady Bonds
Brady Bonds are debt securities issued under the framework of the “Brady Plan,” an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, involves the exchange of external commercial bank debt for newly issued bonds (“Brady Bonds”). Brady Bonds also may be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds issued to date generally have maturities between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, investments in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan are available.
Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included:
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the exchange of outstanding commercial bank debt for bonds issued at 100% of face value that carry a below-market stated rate of interest (generally known as par bonds);
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bonds issued at a discount from face value (generally known as discount bonds);
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bonds bearing an interest rate which increases over time; and
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bonds issued in exchange for the advancement of new money by existing lenders.
Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semiannually at a rate equal to 13/16th of one percent above current six-month LIBOR. Regardless of the stated face amount and interest rate of the various types of Brady Bonds, when investing in Brady Bonds, a fund will purchase Brady Bonds in secondary markets in which the price and yield to the investor reflect market conditions at the time of purchase.
Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (the “IMF”), the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.
A fund may purchase Brady Bonds with no or limited collateralization, and must rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.
Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which a fund invests are likely to be acquired at a discount.
Canadian and Provincial Government and Crown Agency Obligations
Canadian Government Obligations.  Canadian government obligations are debt securities issued or guaranteed as to principal or interest by the government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable government of Canada loans.
Canadian Crown Obligations.  Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency (“Crown Agencies”) pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown Agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the government of Canada. These obligations include, but are not limited to, those issued or guaranteed by the:

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Export Development Corporation;
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Farm Credit Corporation;
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Federal Business Development Bank; and
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Canada Post Corporation.
In addition, certain Crown Agencies that are not, by law, agents of Her Majesty may issue obligations that, by statute, the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the government of Canada. Other Crown Agencies that are not, by law, agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the government of Canada. No assurance can be given that the government of Canada will support the obligations of Crown Agencies that are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.
Provincial Government Obligations.  Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. These securities include treasury bills, notes, bonds and debentures.
Provincial Crown Agency Obligations.  Provincial Crown Agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency (“Provincial Crown Agencies”) pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain Provincial Crown Agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other Provincial Crown Agencies that are not, by law, agents of Her Majesty in right of a particular province of Canada may issue obligations that, by statute, the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other Provincial Crown Agencies that are not, by law, agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of Provincial Crown Agencies that are not agents of Her Majesty and that it has not guaranteed, as it is not obligated to do so by law. Provincial Crown Agency obligations described above include, but are not limited to, those issued or guaranteed by a:
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provincial railway corporation;
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provincial hydroelectric or power commission or authority;
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provincial municipal financing corporation or agency; and
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provincial telephone commission or authority.
Certificates of Deposit, Time Deposits, and Bankers’ Acceptances
Certificates of Deposit.  Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.
Time Deposits.  Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.
Bankers’ Acceptances.  Bankers’ acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are “accepted” when a bank guarantees their payment at maturity.
These obligations are not insured by the Federal Deposit Insurance Corporation.
Commercial Paper and Short-Term Notes
Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
Variable Amount Master Demand Notes.  Commercial paper obligations may include variable amount master demand notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., “lending”) fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.
A subadvisor will only invest in variable amount master demand notes issued by companies that, at the date of investment, have an outstanding debt issue rated “Aaa” or “Aa” by Moody’s or “AAA” or “AA” by S&P or Fitch, and that the subadvisor has determined present minimal risk of loss. A subadvisor will look generally at the financial strength of the issuing company as “backing” for the note and not to any security interest or supplemental source, such as a bank letter of credit. A variable amount master demand note will be valued on each day a NAV is determined. The NAV generally will be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.

Conversion of Debt Securities
In the event debt securities held by a fund are converted to or exchanged for equity securities, the fund may continue to hold such equity securities, but only if and to the extent consistent with and permitted by its investment objective and policies.
Convertible Securities
Convertible securities may include corporate notes or preferred securities. Investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.
Corporate Obligations
Corporate obligations are bonds and notes issued by corporations to finance long-term credit needs.
Custodial Receipts
A fund may acquire custodial receipts for U.S. government securities. Custodial receipts evidence ownership of future interest payments, principal payments or both, and include TIGRs, and CATS. For certain securities law purposes, custodial receipts are not considered U.S. government securities.
Depositary Receipts
Securities of foreign issuers may include American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, International Depositary Receipts, and Non-Voting Depositary Receipts (“ADRs,” “EDRs,” “GDRs,” “IDRs,” and “NVDRs,” respectively, and collectively, “Depositary Receipts”). Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.
ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security and will reflect any changes in exchange rates. An investment in ADRs involves risks associated with investing in foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the United States, and, therefore, there may not be a correlation between that information and the market value of an unsponsored ADR.
EDRs, GDRs, IDRs, and NVDRs are receipts evidencing an arrangement with a foreign bank or exchange affiliate similar to that for ADRs and are designed for use in foreign securities markets. EDRs, GDRs, IDRs, and NVDRs are not necessarily quoted in the same currency as the underlying security. NVDRs do not have voting rights.
Exchange-Traded Notes
ETNs are senior, unsecured, unsubordinated debt securities the returns of which are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the NYSE) during normal trading hours; however, investors also can hold ETNs until they mature. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. A decision by a fund to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.
ETNs also are subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how a fund characterizes and treats ETNs for tax purposes.
An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. The market value of ETNs may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.
Fixed-Income Securities
Investment grade bonds are rated at the time of purchase in the four highest rating categories by a NRSRO, such as those rated “Aaa,” “Aa,” “A” and “Baa” by Moody’s, or “AAA,” “AA,” “A” and “BBB” by S&P or Fitch. Obligations rated in the lowest of the top four rating categories (such as “Baa” by Moody’s or

“BBB” by S&P or Fitch) may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments, including a greater possibility of default or bankruptcy of the issuer, than is the case with higher grade bonds. Subsequent to its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. In addition, it is possible that Moody’s, S&P, Fitch and other NRSROs might not timely change their ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by a fund, although a subadvisor will consider these events in determining whether it should continue to hold the securities.
In general, the ratings of Moody’s, S&P, and Fitch represent the opinions of these agencies as to the quality of the securities that they rate. It should be emphasized however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by a fund as initial criteria for the selection of portfolio securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A contains further information concerning the ratings of Moody’s, S&P, and Fitch and their significance.
Foreign Government Securities
Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of foreign government securities have different kinds of government support. For example, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries and the possible inability of a fund to enforce its rights against the foreign government issuer. As with other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments. Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities.
High Yield (High Risk) Domestic Corporate Debt Securities
High yield corporate debt securities (also known as “junk bonds”) include bonds, debentures, notes, bank loans, credit-linked notes and commercial paper. Most of these debt securities will bear interest at fixed rates, except bank loans, which usually have floating rates. Bonds also may have variable rates of interest, and debt securities may involve equity features, such as equity warrants or convertible outright and participation features (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture). Today, much high yield debt is used for general corporate purposes, such as financing capital needs or consolidating and paying down bank lines of credit.
The secondary market for high yield U.S. corporate debt securities is concentrated in relatively few market makers and is dominated by institutional investors, including funds, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher-rated securities. In addition, market trading volume for high yield U.S. corporate debt securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. The lack of sufficient market liquidity may cause a fund to incur losses because it will be required to effect sales at a disadvantageous time and then only at a substantial drop in price. These factors may have an adverse effect on the market price and a fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for a fund to obtain precise valuations of the high yield securities in its portfolio.
A fund is not obligated to dispose of securities whose issuers subsequently are in default or that are downgraded below the rating requirements that the fund imposes at the time of purchase.
Hybrid Instruments
Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument.
Characteristics of Hybrid Instruments.  Generally, a hybrid instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to the following:
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prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”); or
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an objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “benchmarks”).
Hybrid instruments may take a variety of forms, including, but not limited to:
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debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time;
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preferred stock with dividend rates determined by reference to the value of a currency; or
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convertible securities with the conversion terms related to a particular commodity.

Uses of Hybrid Instruments.  Hybrid instruments provide an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.
One approach is to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the investing fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.
The purpose of this type of arrangement, known as a structured security with an embedded put option, is to give a fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that such a strategy will be successful and the value of a fund may decline if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.
Structured Notes.  Structured notes include investments in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.
Illiquid Securities
A fund may not invest more than 15% of its net assets in securities that cannot be sold or disposed of in seven calendar days or less without the sale or disposition significantly changing the market value of the investment (“illiquid securities”). Money Market Fund will not invest more than 5% of its total assets in illiquid securities. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, a fund can expect to be exposed to greater liquidity risk.
Illiquid securities may include, but are not limited to: (a) securities (except for Section 4(a)(2) Commercial Paper, discussed below) that are not eligible for resale pursuant to Rule 144A under the 1933 Act; (b) repurchase agreements maturing in more than seven days (except for those that can be terminated after a notice period of seven days or less); (c) IOs and POs of non-governmental issuers; (d) time deposits maturing in more than seven days; (e) federal fund loans maturing in more than seven days; (f) bank loan participation interests; (g) foreign government loan participations; (h) municipal leases and participations therein; and (i) any other securities or other investments for which a liquid secondary market does not exist.
Each Trust has implemented a written liquidity risk management program (the “LRM Program”) and related procedures to manage the liquidity risk of a fund in accordance with Rule 22e-4 under the 1940 Act (“Rule 22e-4”). Rule 22e-4 defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Board has designated the Advisor to serve as the administrator of the LRM Program and the related procedures. As a part of the LRM Program, the Advisor is responsible to identify illiquid investments and categorize the relative liquidity of a fund’s investments in accordance with Rule 22e-4. Under the LRM Program, the Advisor assesses, manages, and periodically reviews a fund’s liquidity risk, and is responsible to make periodic reports to the Board and the SEC regarding the liquidity of a fund’s investments, and to notify the Board and the SEC of certain liquidity events specified in Rule 22e-4. The liquidity of a fund’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the LRM Program.
Commercial paper issued in reliance on Section 4(a)(2) of the 1933 Act (“Section 4(a)(2) Commercial Paper”) is restricted as to its disposition under federal securities law, and generally is sold to institutional investors, such as the funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be made in an exempt transaction. Section 4(a)(2) Commercial Paper normally is resold to other institutional investors, like the funds, through or with the assistance of the issuer or investment dealers who make a market in Section 4(a)(2) Commercial Paper, thus providing liquidity.
If the Advisor determines, pursuant to the LRM Program and related procedures, that specific Section 4(a)(2) Commercial Paper or securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A under the 1933 Act or other exemptions from the registration requirements of the 1933 Act are liquid, they will not be subject to a fund’s limitation on investments in illiquid securities. Investing in Section 4(a)(2) Commercial Paper could have the effect of increasing the level of illiquidity in a fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.
Indexed Securities
Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities also may have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and also may be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities also are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price.
Index-Related Securities (“Equity Equivalents”)
A fund may invest in certain types of securities that enable investors to purchase or sell shares in a basket of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others DIAMONDS (interests in a basket of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or S&P Depositary Receipts (an exchange-traded fund that tracks the S&P 500 Index). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.
Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for portfolio management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying a fund’s assets across a broad range of securities.
To the extent a fund invests in securities of other investment companies, including Equity Equivalents, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operations. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, if a fund invests in Equity Equivalents, shareholders may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, a fund’s investments in such investment companies are subject to limitations under the 1940 Act and market availability.
The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting Equity Equivalents could adversely affect the liquidity and value of the shares of a fund.
Inflation-Indexed Bonds
Inflation-indexed bonds are debt instruments whose principal and/or interest value are adjusted periodically according to a rate of inflation (usually a CPI). Two structures are most common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.
U.S. Treasury Inflation Protected Securities (“TIPS”) currently are issued with maturities of five, ten, or thirty years, although it is possible that securities with other maturities will be issued in the future. The principal amount of TIPS adjusts for inflation, although the inflation-adjusted principal is not paid until maturity. Semiannual coupon payments are determined as a fixed percentage of the inflation-adjusted principal at the time the payment is made.
If the rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or at the par amount at original issue. If an inflation-indexed bond does not provide a guarantee of principal at maturity, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. For example, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would likely decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates would likely rise, leading to a decrease in value of inflation-indexed bonds.

While these securities, if held to maturity, are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If nominal interest rates rise due to reasons other than inflation (for example, due to an expansion of non-inflationary economic activity), investors in these securities may not be protected to the extent that the increase in rates is not reflected in the bond’s inflation measure.
The inflation adjustment of TIPS is tied to the CPI-U, which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of price changes in the cost of living, made up of components such as housing, food, transportation, and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.
Interfund Lending
Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by the Advisor or any other investment advisor under common control with the Advisor, subject to the fundamental restrictions on borrowing and lending applicable to the fund. Each fund is authorized to participate fully in this program.
A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and a fund will lend through the program only when the returns are higher than those available from an investment in overnight repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day’s notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund or from a borrowing fund could result in a lost investment opportunity or additional borrowing costs.
Investment in Other Investment Companies
A fund may invest in other investment companies (including closed-end investment companies, unit investment trusts, open-end investment companies, investment companies exempted from registration under the 1940 Act pursuant to the rules thereunder and other pooled vehicles) to the extent permitted by federal securities laws, including Section 12 of the 1940 Act, and the rules, regulations and interpretations thereunder. A fund may invest in other investment companies beyond the statutory limits set forth in Section 12 of the 1940 Act (“statutory limits”) to the extent permitted by an exemptive rule adopted by the SEC or pursuant to an exemptive order obtained from the SEC.
Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities when traded OTC or at discounts to their NAVs. Others are continuously offered at NAV, but also may be traded in the secondary market.
Investments in Creditors’ Claims
Creditors’ claims in bankruptcy (“Creditors’ Claims”) are rights to payment from a debtor under the U.S. bankruptcy laws. Creditors’ Claims may be secured or unsecured. A secured claim generally receives priority in payment over unsecured claims.
Sellers of Creditors’ Claims can either be: (i) creditors that have extended unsecured credit to the debtor company (most commonly trade suppliers of materials or services); or (ii) secured creditors (most commonly financial institutions) that have obtained collateral to secure an advance of credit to the debtor. Selling a Creditors’ Claim offers the creditor an opportunity to turn a claim that otherwise might not be satisfied for many years into liquid assets.
A Creditors’ Claim may be purchased directly from a creditor although most are purchased through brokers. A Creditors’ Claim can be sold as a single claim or as part of a package of claims from several different bankruptcy filings. Purchasers of Creditors’ Claims may take an active role in the reorganization process of the bankrupt company and, in certain situations in which a Creditors’ Claim is not paid in full, the claim may be converted into stock of the reorganized debtor.
Although Creditors’ Claims can be sold to other investors, the market for Creditors’ Claims is not liquid and, as a result, a purchaser of a Creditors’ Claim may be unable to sell the claim or may have to sell it at a drastically reduced price. There is no guarantee that any payment will be received from a Creditors’ Claim, especially in the case of unsecured claims.
Lending of Securities
A fund may lend its securities so long as such loans do not represent more than 33 1∕3% of its total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral will consist of cash (including U.S. dollars and foreign currency), cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. If the market value of the loaned securities declines, the borrower may request that some collateral be returned.
During the existence of the loan, a fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. If the fund receives a payment in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not be eligible for the dividends-received deduction (the “DRD”) for corporate shareholders or for treatment as qualified dividend income for individual shareholders. The DRD and qualified dividend income are discussed more fully in this SAI under “Additional Information Concerning Taxes.”

Because Class 1 shares of the funds are held directly by insurance companies affiliated with the Advisor, such insurance companies, rather than individuals who select the funds as investment options under variable insurance contracts, would receive the benefit of any DRD. As a result, a decision by the Advisor or an affiliated subadvisor for a particular fund to refrain from securities lending could benefit the affiliated insurance companies (which would receive the DRD) to the detriment of contract holders who have selected that fund (as they would not receive the benefit of securities lending income, including substitute payments). However, the Advisor and the affiliated subadvisors have a fiduciary duty to independently assess whether engaging in securities lending is in the best interests of a fund, which should act to limit this conflict of interest.
As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The collateral is managed by an affiliate of the Advisor, which may incentivize the Advisor to lend fund securities to benefit this affiliate. The Advisor maintains robust oversight of securities lending activity and seeks to ensure that all lending activity undertaken by a fund is in the fund's best interests. A fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower. In addition, a fund may lose its right to vote its shares of the loaned securities at a shareholder meeting if the subadvisor does not recall or does not timely recall the loaned securities, or if the borrower fails to return the recalled securities in advance of the record date for the meeting.
The Trust, on behalf of certain of its funds, has entered into an agency agreement for securities lending transactions (“Securities Lending Agreement”) with Citibank and, separately, with Brown Brothers Harriman (each, a “Securities Lending Agent”). Pursuant to each Securities Lending Agreement, Citibank or Brown Brothers Harriman acts as securities lending agent for the funds and administers each fund’s securities lending program. During the fiscal year, each Securities Lending Agent performed various services for the funds, including the following: (i) lending portfolio securities, previously identified by the fund as available for loan, and held by the fund’s custodian (“Custodian”) on behalf of the fund, to borrowers identified by the fund in the Securities Lending Agreement; (ii) instructing the Custodian to receive and deliver securities, as applicable, to effect such loans; (iii) locating borrowers; (iv) monitoring daily the market value of loaned securities; (v) ensuring daily movement of collateral associated with loan transactions; (vi) marking to market loaned securities and non-cash collateral; (vii) monitoring dividend activity with respect to loaned securities; (viii) negotiating loan terms with the borrowers; (ix) recordkeeping and account servicing related to securities lending activities; and (x) arranging for the return of loaned securities at the termination of the loan. Under each Securities Lending Agreement, Citibank or Brown Brothers Harriman, as applicable, generally will bear the risk that a borrower may default on its obligation to return loaned securities.
Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when the fund’s loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers to which the fund may lend securities and the fund may lend securities to only one or a small group of borrowers. In addition, under each Securities Lending Agreement, loans may be made to affiliates of Citibank or Brown Brothers Harriman , as applicable, as identified in the applicable Securities Lending Agreement.
Cash collateral may be invested by a fund in JHCT, a privately offered 1940 Act registered institutional money market fund. Investment of cash collateral offers the opportunity for a fund to profit from income earned by this collateral pool, but also the risk of loss, should the value of the fund’s shares in the collateral pool decrease below the NAV at which such shares were purchased.
For each fund that engaged in securities lending activities during the fiscal period ended March 31, 2023, the following tables detail the amounts of income and fees/compensation related to such activities during the period. Any fund not listed below did not engage in securities lending activities during the fiscal period ended March 31, 2023.
Fund Name	Disciplined Value Fund	Disciplined Value Mid Cap Fund	Diversified Real Assets Fund	Global Shareholder Yield Fund
Gross Income from securities lending activities ($)	608,083	498,363	1,427,168	405,755
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split ($)	8,747	8,304	77,051	25,467
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split ($)	13,144	9,466	32,972	10,886
Administrative fees not included in revenue split	—	—	—	—
Indemnification fee not included in revenue split	—	—	—	—
Rebate (paid to borrower) ($)	512,833	383,962	781,217	140,055
Other fees not included in revenue split (specify)
Aggregate fees/compensation for securities lending activities ($)	534,724	401,732	891,240	176,408
Net Income from securities lending activities ($)	73,359	96,631	535,928	229,347

Fund Name	International Growth Fund	Mid Cap Growth Fund	U.S. Growth Fund
Gross Income from securities lending activities ($)	1,621,783	675,325	2,078
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split ($)	82,062	21,458	9
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split ($)	62,837	18,588	34
Administrative fees not included in revenue split	—	—	—
Indemnification fee not included in revenue split	—	—	—
Rebate (paid to borrower) ($)	748,724	492,393	1,950
Other fees not included in revenue split (specify)
Aggregate fees/compensation for securities lending activities ($)	893,623	532,439	1,993
Net Income from securities lending activities ($)	728,160	142,886	85
Loan Participations and Assignments; Term Loans
Loan participations are loans or other direct debt instruments that are interests in amounts owned by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the term of the loan agreement relating to loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
When a fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligation acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. It is anticipated that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.
A term loan is typically a loan in a fixed amount that borrowers repay in a scheduled series of repayments or a lump-sum payment at maturity. A delayed draw loan is a special feature in a term loan that permits the borrower to withdraw predetermined portions of the total amount borrowed at certain times. If a fund enters into a commitment with a borrower regarding a delayed draw term loan or bridge loan, the fund will be obligated on one or more dates in the future to lend the borrower monies (up to an aggregate stated amount) if called upon to do so by the borrower. Once repaid, a term loan cannot be drawn upon again.
Investments in loans and loan participations will subject a fund to liquidity risk. Loans and loan participations may be transferable among financial institutions, but may not have the liquidity of conventional debt securities and are often subject to restrictions on resale, thereby making them potentially illiquid. For example, the purchase or sale of loans requires, in many cases, the consent of either a third party (such as the lead or agent bank for the loan) or of the borrower, and although such consent is, in practice, infrequently withheld, the consent requirement can delay a purchase or hinder a fund’s ability to dispose of its investments in loans in a timely fashion. In addition, in some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what a subadvisor believes to be a fair price.
Corporate loans that a fund may acquire or in which a fund may purchase a loan participation are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, leverage recapitalizations and other corporate activities. The highly leveraged capital structure of the borrowers in certain of these transactions may make such loans especially vulnerable to adverse changes in economic or market conditions and greater credit risk than other investments.
Certain of the loan participations or assignments acquired by a fund may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, a fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation. Such an obligation may have the effect of requiring a fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).
The borrower of a loan in which a fund holds an interest (including through a loan participation) may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among lenders, among other things. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a fund derives interest income will be reduced. The effect of prepayments on a fund’s performance may be mitigated by the receipt of prepayment fees, and the fund’s ability to reinvest prepayments in other loans that have similar or identical yields. However, there is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the prepaid loan.
A fund may invest in loans that pay interest at fixed rates and loans that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate, such as the Prime Rate (the interest rate that banks charge their most creditworthy customers), LIBOR, or another generally recognized base lending rate. Most floating rate loans are senior in rank in the event of bankruptcy to most other securities of the borrower such as common stock or public bonds. In addition, floating rate loans also are normally secured by specific collateral or assets of the borrower so that the holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer. While the seniority in rank and the security interest are helpful in reducing credit risk, such risk is not eliminated. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general, or if interest rates decline. While, because of this interest rate reset feature, loans with resetting interest rates provide a considerable degree of protection against rising interest rates, there is still potential for interest rates on such loans to lag changes in interest rates in general for some period of time. In addition, changes in interest rates will affect the amount of interest income paid to a fund as the floating rate instruments adjust to the new levels of interest rates. In a rising base rate environment, income generation generally will increase. Conversely, during periods when the base rate is declining, the income generating ability of the loan instruments will be adversely affected.
Investments in many loans have additional risks that result from the use of agents and other interposed financial institutions. Many loans are structured and administered by a financial institution (e.g., a commercial bank) that acts as the agent of the lending syndicate. The agent typically administers and enforces the loan on behalf of the other lenders in the lending syndicate. In addition, an institution, typically but not always the agent, holds the collateral, if any, on behalf of the lenders. A financial institution’s employment as an agent might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent would generally be appointed to replace the terminated agent, and assets held by the agent under the loan agreement would likely remain available to holders of such indebtedness. However, if assets held by the agent for the benefit of a fund were determined to be subject to the claims of the agent’s general creditors, the fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or government agency) similar risks may arise.
Loans and Other Direct Debt Instruments
Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. It is unclear whether these protections are available to investments in loans and other forms of direct indebtedness under certain circumstances, in which case such risks may be increased.
A fund may be in possession of material non-public information about a borrower as a result of owning a floating rate instrument issued by such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, a fund might be unable to enter into a transaction in a publicly traded security issued by that borrower when it would otherwise be advantageous to do so.
Market Capitalization Weighted Approach
A fund’s structure may involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting may be adjusted by a subadvisor, for a variety of reasons. A fund may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum portion of the assets of the fund. Additionally, a subadvisor may consider such factors as free float, momentum, trading strategies, size, relative price, liquidity, profitability, investment characteristics and other factors determined to be appropriate by a subadvisor given market conditions. In assessing relative price, a subadvisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, a subadvisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria a subadvisor uses for assessing relative price and profitability are subject to change from time to time. A subadvisor may exclude the eligible security of a company that meets applicable market capitalization criterion if it determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting. A further deviation may occur due to holdings in securities received in connection with corporate actions. A subadvisor may consider a small capitalization company’s investment characteristics with respect to other eligible companies when making investment decisions and may exclude a small capitalization company when the manager determines it to be appropriate. In assessing a company’s investment characteristics, a subadvisor may consider ratios such as recent changes in assets divided by total assets. Under normal circumstances, a fund will seek to limit such exclusion to no more than 5% of the eligible small capitalization company universe in each country that the fund invests. The criteria a subadvisor uses for assessing a company’s investment characteristics is subject to change from time to time.

Adjustment for free float modifies market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management); (ii) treasury shares; or (iii) shares subject to foreign ownership restrictions.
Furthermore, a subadvisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of a fund’s assets, may be invested in interest-bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to holdings in securities received in connection with corporate actions.
Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, would be purchased under a market capitalization weighted approach. Generally, changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price changes of such securities. On at least a semiannual basis, a subadvisor will identify companies whose stock is eligible for investment by the fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from a subadvisor’s then-current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a fund change in value sufficiently to be excluded from the requirement for eligible securities but not by a sufficient amount to warrant their sale.
Country weights may be based on the total market capitalization of companies within each country. The country weights may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, a subadvisor may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also vary due to general day-to-day trading patterns and price movements. The weighting of countries may vary from their weighting in published international indices.
Money Market Instruments
Money market instruments (and other securities as noted under each fund description) may be purchased for temporary defensive purposes or for short-term investment purposes. General overnight cash held in a fund's portfolio may also be invested in JHCT, a privately offered 1940 Act registered institutional money market fund subadvised by Manulife IM (US), an affiliate of the Advisor, that is part of the same group of investment companies as the fund and that is offered exclusively to funds in the same group of investment companies.
Mortgage Dollar Rolls
Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar securities (of the same type, coupon and maturity) on a specified future date. During the roll period, a fund forgoes principal and interest paid on the mortgage-backed securities. A fund is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. A fund also may be compensated by receipt of a commitment fee. A fund may only enter into “covered rolls.” Dollar roll transactions involve the risk that the market value of the securities sold by a fund may decline below the repurchase price of those securities. A mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share. As further outlined in the “Government Regulation of Derivatives” section, the SEC adopted Rule 18f-4 (the “Derivatives Rule”) on October 28, 2020, and in doing so announced it would rescind SEC releases, guidance and no-action letters related to funds’ coverage and asset segregation practices. Funds were required to comply with the Derivatives Rule requirements by August 19, 2022. Covered rolls will be entered into in accordance with the regulatory requirements described in “Government Regulation of Derivatives” section. For financial reporting and tax purposes, the funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.
Mortgage Securities
Prepayment of Mortgages.  Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, when a fund invests in mortgage securities, it receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.
In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.
Adjustable Rate Mortgage Securities.  Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that, unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or “margin” to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:
•
one-year, three-year and five-year constant maturity Treasury Bill rates;
•
three-month or six-month Treasury Bill rates;
•
11th District Federal Home Loan Bank Cost of Funds;
•
National Median Cost of Funds; or
•
one-month, three-month, six-month or one-year LIBOR and other market rates.
During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or “cap rates” for a particular mortgage. In this event, the value of the mortgage securities held by a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages that remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a fund’s NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.
Privately Issued Mortgage Securities.  Privately issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:
•
mortgage bankers;
•
commercial banks;
•
investment banks;
•
savings and loan associations; and
•
special purpose subsidiaries of the foregoing.
Since privately issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or Freddie Mac, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately issued mortgage securities, see “Types of Credit Support” below. To the extent that a fund invests in mortgage securities, it will not limit its investments in mortgage securities to those with credit enhancements.
Collateralized Mortgage Obligations.  CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.
The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so-called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher, which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.
CMOs purchased by a fund may be:
1
collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;
2
collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. government securities; or
3
securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

Separate Trading of Registered Interest and Principal of Securities.  Separately traded interest components of securities may be issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program. Under the Separate Trading of Registered Interest and Principal of Securities program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
Stripped Mortgage Securities.  Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which a fund invests. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed a fund’s limitation on investments in illiquid securities.
Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.
As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and this SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and this SAI, is expected to contribute to the relative stability of a fund’s NAV.
Similar securities such as Super Principal Only (“SPO”) and Levered Interest Only (“LIO”) are more volatile than POs and IOs. Risks associated with instruments such as SPOs are similar in nature to those risks related to investments in POs. Risks associated with LIOs and IOettes (a.k.a. “high coupon bonds”) are similar in nature to those associated with IOs. Other similar instruments may develop in the future.
Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to a fund.
Inverse Floaters.   Inverse floaters may be issued by agencies or instrumentalities of the U.S. government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which a fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters may be illiquid. Any illiquid inverse floaters, together with any other illiquid investments, will not exceed a fund’s limitation on investments in illiquid securities.
Inverse floaters are derivative mortgage securities that are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.
Types of Credit Support.  Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is included in “Asset-Backed Securities.”
Municipal Obligations
The two principal classifications of municipal obligations are general obligations and revenue obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or in some cases from the proceeds of a special excise or other tax. For example, industrial development and pollution control bonds are in most cases revenue obligations since payment of principal and interest is dependent solely on the ability of the user of the facilities financed or the guarantor to meet its financial obligations, and in certain cases, the pledge of real and personal property as security for payment.
Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or both, or imposing other constraints upon enforcement of such obligations. There also is the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.

Municipal Bonds.  Municipal bonds are issued to obtain funding for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased may be guaranteed by a letter of credit, note repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by a subadvisor in determining whether a municipal obligation meets investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.
The yields or returns of municipal bonds depend on a variety of factors, including general market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating (if any) of the issue. The ratings of S&P, Moody’s and Fitch represent their opinions as to the quality of various municipal bonds that they undertake to rate. It should be emphasized, however, that ratings are not absolute standards of quality. For example, depending on market conditions, municipal bonds with the same maturity and stated interest rate, but with different ratings, may nevertheless have the same yield. See Appendix A for a description of ratings. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such factors as changes in the overall demand or supply of various types of municipal bonds.
The costs associated with combating the coronavirus (COVID-19) pandemic and the negative impact on tax revenues has adversely affected the financial condition of many states and their political subdivisions. The effects of this pandemic could affect the ability of states and their political subdivisions to make payments on debt obligations when due and could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
Municipal Bonds Issued by the Commonwealth of Puerto Rico.  Municipal obligations issued by the Commonwealth of Puerto Rico and its agencies, or other U.S. territories, generally are tax-exempt.
Adverse economic, market, political, or other conditions within Puerto Rico may negatively affect the value of a fund’s holdings in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies. The spread of COVID-19 and the related governmental and public responses have had, and may continue to have an adverse effect on Puerto Rico’s economy.
Puerto Rico has faced and continues to face significant fiscal challenges, including persistent government budget deficits, underfunded public pension benefit obligations, underfunded government retirement systems, sizable debt service obligations and a high unemployment rate. In recent years, several rating organizations have downgraded a number of securities issued in Puerto Rico to below investment-grade or placed them on “negative watch.” Puerto Rico has previously missed payments on its general obligation debt. As a result of Puerto Rico's fiscal challenges, it entered into a process analogous to a bankruptcy proceeding in U.S. courts. Recently, Puerto Rico received court approval to be released from bankruptcy through a large restructuring of its U.S. municipal debt. The restructuring was recommended by an oversight board, an unelected body that shares power with elected officials, that is federally mandated to oversee Puerto Rico's finances. Pursuant to federal law, the oversight board will remain intact and can only disband after Puerto Rico experiences four consecutive years of balanced budgets. The coronavirus (COVID-19) pandemic, any future defaults, or actions by the oversight board, among other factors, could have a negative impact on the marketability, liquidity, or value of certain investments held by a fund and could reduce a fund’s performance.
Municipal Notes.  Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes, project notes and construction loan notes.
Tax-Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various tax revenues, such as income, sales, use and business taxes, and are specifically payable from these particular future tax revenues.
Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds for the repayment of the notes.
Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of specific types of revenue, other than taxes, such as federal revenues available under Federal Revenue Sharing Programs.
Project Notes. Project notes are backed by an agreement between a local issuing agency and the Federal Department of Housing and Urban Development (“HUD”) and carry a U.S. government guarantee. These notes provide financing for a wide range of financial assistance programs for housing, redevelopment and related needs (such as low-income housing programs and urban renewal programs). Although they are the primary obligations of the local public housing agencies or local urban renewal agencies, the HUD agreement provides for the additional security of the full faith and credit of the U.S. government. Payment by the United States pursuant to its full faith and credit obligation does not impair the tax-exempt character of the income from project notes.

Construction Loan Notes. Construction loan notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by GNMA to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by the commitments of banks to purchase the loan.
Municipal Commercial Paper.  Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks and other institutions.
High Yield (High Risk) Municipal Debt Obligations.  Municipal bonds rated “BBB” or “BB” by S&P or Fitch, or “Baa” or “Ba” by Moody’s, or lower (and their unrated equivalents) are considered to have some speculative characteristics and, to varying degrees, can pose special risks generally involving the ability of the issuer to make payment of principal and interest to a greater extent than higher rated securities.
A subadvisor may be authorized to purchase lower-rated municipal bonds when, based upon price, yield and its assessment of quality, investment in these bonds is determined to be consistent with a fund’s investment objectives. The subadvisor will evaluate and monitor the quality of all investments, including lower-rated bonds, and will dispose of these bonds as determined to be necessary to assure that the fund’s portfolio is constituted in a manner consistent with these objectives. To the extent that a fund’s investments in lower-rated municipal bonds emphasize obligations believed to be consistent with the goal of preserving capital, these obligations may not provide yields as high as those of other obligations having these ratings, and the differential in yields between these bonds and obligations with higher quality ratings may not be as significant as might otherwise be generally available. The Prospectus for certain funds includes additional information regarding a fund’s ability to invest in lower-rated debt obligations under “Principal investment strategies.”
Participation Interests
Participation interests, that may take the form of interests in, or assignments of certain loans, are acquired from banks that have made these loans or are members of a lending syndicate. The fund’s investments in participation interests are subject to its 15% limitation on investments in illiquid securities.
Preferred Stocks
Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.
Repurchase Agreements, Reverse Repurchase Agreements, and Sale-Buybacks
Repurchase agreements are arrangements involving the purchase of an obligation and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed-upon price. A repurchase agreement can be viewed as a loan made by a fund to the seller of the obligation with such obligation serving as collateral for the seller’s agreement to repay the amount borrowed with interest. Repurchase agreements provide the opportunity to earn a return on cash that is only temporarily available. Repurchase agreements may be entered with banks, brokers, or dealers. However, a repurchase agreement will only be entered with a broker or dealer if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased decrease below the resale price.
Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.
A subadvisor shall engage in a repurchase agreement transaction only with those banks or broker dealers who meet the subadvisor’s quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The Advisor also may engage in repurchase agreement transactions on behalf of the funds. The counterparties to a repurchase agreement transaction are limited to a:
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Federal Reserve System member bank;
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primary government securities dealer reporting to the Federal Reserve Bank of New York’s Market Reports Division; or
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broker dealer that reports U.S. government securities positions to the Federal Reserve Board.
A fund also may participate in repurchase agreement transactions utilizing the settlement services of clearing firms that meet the subadvisors' creditworthiness requirements.
The Advisor and the subadvisors will continuously monitor repurchase agreement transactions to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the obligation.

The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation’s market value. A fund also might incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.
Under a reverse repurchase agreement, a fund sells a debt security and agrees to repurchase it at an agreed-upon time and at an agreed-upon price. The fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed-upon future date, the fund repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the fund receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share.
A fund may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty that purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the fund's repurchase of the underlying security.
Subject to the requirements noted under “Government Regulation of Derivatives”, a fund will either treat reverse repurchase agreements and similar financings, including sale-buybacks, as derivatives subject to the Derivatives Rule limitations or not as derivatives and treat reverse repurchase agreements and similar financings transactions as senior securities equivalent to bank borrowings subject to asset coverage requirements of Section 18 of the 1940 Act. A fund will ensure that its repurchase agreement transactions are “fully collateralized” by maintaining in a custodial account cash, Treasury bills, other U.S. government securities, or certain other liquid assets having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.
Foreign Repurchase Agreements.  Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if it is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets, or relating to emerging markets, may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.
Restricted Securities
A fund may invest in “restricted securities,” which generally are securities that may be resold to the public only pursuant to an effective registration statement under the 1933 Act or an exemption from registration. Regulation S under the 1933 Act is an exemption from registration that permits, under certain circumstances, the resale of restricted securities in offshore transactions, subject to certain conditions, and Rule 144A under the 1933 Act is an exemption that permits the resale of certain restricted securities to qualified institutional buyers.
Since its adoption by the SEC in 1990, Rule 144A has facilitated trading of restricted securities among qualified institutional investors. To the extent restricted securities held by a fund qualify under Rule 144A and an institutional market develops for those securities, the fund expects that it will be able to dispose of the securities without registering the resale of such securities under the 1933 Act. However, to the extent that a robust market for such 144A securities does not develop, or a market develops but experiences periods of illiquidity, investments in Rule 144A securities could increase the level of a fund's illiquidity. A fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
There is a large institutional market for certain securities that are not registered under the 1933 Act, which may include markets for repurchase agreements, commercial paper, foreign securities, municipal securities, loans and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.
Short Sales
A fund may engage in short sales and short sales “against the box.” In a short sale against the box, a fund borrows securities from a broker-dealer and sells the borrowed securities, and at all times during the transaction, a fund either owns or has the right to acquire the same securities at no extra cost. If the price of the security has declined at the time a fund is required to deliver the security, a fund will benefit from the difference in the price. If the price of a security has increased, the funds will be required to pay the difference.
In addition, a fund may sell a security it does not own in anticipation of a decline in the market value of that security (a “short sale”). To complete such a transaction, a fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay the lender any dividends or interest which accrues during the period of the loan. To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale are typically retained by the broker to meet margin requirements until the short position is closed out. Until a fund replaces a borrowed security, the fund will adhere to requirements outlined in the “Government Regulation of Derivatives” section. The SEC adopted the Derivatives Rule on October 28, 2020, and in doing so announced it would rescind SEC releases, guidance and no-action letters related to funds’ coverage and asset segregation practices. Funds were required to comply with the Derivatives Rule requirements by August 19, 2022. Except for short sales against-the-box, the amount of a fund's net assets that may be committed to short sales is limited and the securities in which short sales are made must be listed on a national securities exchange.
A fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaced the borrowed security and theoretically the fund's loss could be unlimited. A fund will generally realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale. Short selling may amplify changes in a fund's NAV. Short selling also may produce higher than normal portfolio turnover, which may result in increased transaction costs to a fund.
Short-Term Trading
Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. If and to the extent consistent with and permitted by its investment objective and policies, a fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed-income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage transaction expenses and may make it more difficult for a fund to qualify as a RIC for federal income tax purposes (for additional information about qualification as a RIC under the Code, see “Additional Information Concerning Taxes” in this SAI). See specific fund details in the “Portfolio Turnover” section of this SAI.
Sovereign Debt Obligations
Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loan or loan participations. Typically, sovereign debt of developing countries may involve a high degree of risk and may be in default or present the risk of default, however, sovereign debt of developed countries also may involve a high degree of risk and may be in default or present the risk of default. Governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations, and governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due and may require renegotiation or rescheduling of debt payments. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results, changes in interest and exchange rates, changes in debt ratings, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Defaults in sovereign debt obligations, or the perceived risk of default, also may impair the market for other securities and debt instruments, including securities issued by banks and other entities holding such sovereign debt, and negatively impact the funds.
U.S. Government and Government Agency Obligations
U.S. Government Obligations.  U.S. government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds.
GNMA Obligations.  GNMA obligations are mortgage-backed securities guaranteed by the GNMA, which guarantee is supported by the full faith and credit of the U.S. government.
U.S. Agency Obligations.  U.S. government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. government pursuant to authority granted by Congress. U.S. government agency obligations include, but are not limited to:
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SLMA;
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FHLBs;
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FICBs; and
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Fannie Mae.
U.S. Instrumentality Obligations.  U.S. instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration.
Some obligations issued or guaranteed by U.S. government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by FICBs. Others, such as those issued by Fannie Mae, FHLBs and Freddie Mac, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. In addition, other obligations, such as those issued by the SLMA, are supported only by the credit of the agency or instrumentality. There also are separately traded interest components of securities issued or guaranteed by the U.S. Treasury.

No assurance can be given that the U.S. government will provide financial support for the obligations of such U.S. government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this SAI, “U.S. government securities” refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. government.
It is possible that the availability and the marketability (liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit. In 2008, FHFA, an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. The FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.
Variable and Floating Rate Obligations
Investments in floating or variable rate securities normally will involve industrial development or revenue bonds, which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of Treasury Bonds or Bills or the prime rate at a major commercial bank. In addition, a bondholder can demand payment of the obligations on behalf of the investing fund on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of: (i) the notice period required before a fund is entitled to receive payment of the obligation upon demand; or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed by the investor through the demand feature, the obligations mature on a specified date, which may range up to thirty years from the date of issuance.
Warrants
Warrants may trade independently of the underlying securities. Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.
When-Issued/Delayed Delivery/Forward Commitment Securities
When-issued, delayed-delivery or forward-commitment transactions involve a commitment to purchase or sell securities at a predetermined price or yield in which payment and delivery take place after the customary settlement for such securities (which is typically one month or more after trade date). When purchasing securities in one of these types of transactions, payment for the securities is not required until the delivery date, however, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be delivered. When a fund has sold securities pursuant to one of these transactions, it will not participate in further gains or losses with respect to that security. At the time of delivery, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.
Under normal circumstances, when a fund purchases securities on a when-issued or forward commitment basis, it will take delivery of the securities, but a fund may, if deemed advisable, sell the securities before the settlement date. Forward contracts may settle in cash between the counterparty and the fund or by physical settlement of the underlying securities, and a fund may renegotiate or roll over a forward commitment transaction. In general, a fund does not pay for the securities, or start earning interest on them, or deliver or take possession of securities until the obligations are scheduled to be settled. In such transactions, no cash changes hands on the trade date, however, if the transaction is collateralized, the exchange of margin may take place between the fund and the counterparty according to an agreed-upon schedule. A fund does, however, record the transaction and reflect the value each day of the securities in determining its NAV.
As further outlined in the “Government Regulation of Derivatives” section, the SEC adopted the Derivatives Rule on October 28, 2020, and in doing so announced it would rescind SEC releases, guidance and no-action letters related to funds’ coverage and asset segregation practices. Funds were required to comply with the Derivatives Rule requirements by August 19, 2022. When-issued or forward settling securities transactions physically settling within 35-days are deemed not to involve a senior security. When-issued or forward settling securities transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the Derivatives Rule as outlined in the “Government Regulation of Derivatives” section.
Yield Curve Notes
Inverse floating rate securities include, but are not limited to, an inverse floating rate class of a government agency-issued yield curve note. A yield curve note is a fixed-income security that bears interest at a floating rate that is reset periodically based on an interest rate benchmark. The interest rate resets on a yield curve note in the opposite direction from the interest rate benchmark.
Zero Coupon Securities, Deferred Interest Bonds and Pay-In-Kind Bonds
Zero coupon securities, deferred interest bonds and pay-in-kind bonds involve special risk considerations. Zero coupon securities and deferred interest bonds are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. When a zero coupon security or a deferred interest bond is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding these securities until maturity know at the time of their investment what the return on their investment will be. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.
Zero coupon securities, deferred interest bonds and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities and deferred interest bonds usually appreciates during periods of declining interest rates and usually depreciates during periods of rising interest rates.
Issuers of Zero Coupon Securities and Pay-In-Kind Bonds.  Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, these securities are widely traded by brokers and dealers and, to the extent they are widely traded, will not be considered illiquid for the purposes of the investment restriction under “Illiquid Securities.”
Tax Considerations.  Current federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a RIC under the Code and avoid liability for federal income and excise taxes, a fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.
Risk Factors

The risks of investing in certain types of securities are described below. Risks are only applicable to a fund if and to the extent that corresponding investments, or indirect exposures to such investments through derivative contracts, are consistent with and permitted by the fund’s investment objectives and policies. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. By owning shares of the underlying funds, each fund of funds indirectly invests in the securities and instruments held by the underlying funds and bears the same risks of such underlying funds.
Cash Holdings Risk
A fund may be subject to delays in making investments when significant purchases or redemptions of fund shares cause the fund to have an unusually large cash position. When the fund has a higher than normal cash position, it may incur “cash drag,” which is the opportunity cost of holding a significant cash position. This significant cash position might cause the fund to miss investment opportunities it otherwise would have benefited from if fully invested, or might cause the fund to pay more for investments in a rising market, potentially reducing fund performance.
Collateralized Debt Obligations
The risks of an investment in a CDO depend largely on the quality of the collateral securities and the class of the instrument in which a fund invests. Normally, CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid, however an active dealer market may exist for CDOs allowing them to qualify for treatment as liquid under Rule 144A transactions. In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry risks including, but are not limited to the possibility that: (i) distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a fund may invest in CDO classes that are subordinate to other classes of the CDO; and (iv) the complex structure of the CDO may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Equity Securities
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund’s investment in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the issuers of these securities declines or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations also may have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.
ESG Integration Risk
Certain subadvisors may integrate research on environmental, social and governance (“ESG”) factors into a fund’s investment process. Such subadvisors may consider ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing a fund. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by a subadvisor, carries the risk that a fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria. Integration of ESG factors into a fund’s investment process may result in a subadvisor making different investment decisions for a fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and a fund's investment performance may be affected. Integration of ESG factors into a fund’s investment process does not preclude a fund from including companies with low ESG characteristics or excluding companies with high ESG characteristics in a fund's investments.
The ESG characteristics utilized in a fund’s investment process may change over time, and different ESG characteristics may be relevant to different investments. Successful integration of ESG factors will depend on a subadvisor’s skill in researching, identifying, and applying these factors, as well as on the availability of relevant data. The method of evaluating ESG factors and subsequent impact on portfolio composition, performance, proxy voting decisions and other factors, is subject to the interpretation of a subadvisor in accordance with the fund’s investment objective and strategies. ESG factors may be evaluated differently by different subadvisors, and may not carry the same meaning to all investors and subadvisors. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require a fund to change its investment process with respect to ESG integration.
European Risk
Countries in Europe may be significantly affected by fiscal and monetary controls implemented by the EU and EMU, which require member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Decreasing imports or exports, changes in governmental or other regulations on trade, changes in the exchange rate or dissolution of the Euro, the default or threat of default by one or more EU member countries on its sovereign debt, and/or an economic recession in one or more EU member countries may have a significant adverse effect on other European economies and major trading partners outside Europe.
In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries. The European Central Bank and IMF have previously bailed-out several European countries. There is no guarantee that these institutions will continue to provide financial support, and markets may react adversely to any reduction in financial support. A default or debt restructuring by any European country can adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above, and can affect exposures to other EU countries and their financial companies as well.
Uncertainties surrounding the sovereign debt of a number of EU countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global securities markets likely will be significantly disrupted. On January 31, 2020, the UK left the EU, commonly referred to as “Brexit,” and the UK ceased to be a member of the EU. Following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK's future relationship with the EU, the EU and the UK Government signed an agreement regarding the economic relationship between the UK and the EU. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. The uncertainty resulting from the transition period may affect other countries in the EU and elsewhere, cause volatility within the EU, or trigger prolonged economic downturns in certain countries within the EU. It is also possible that various countries within the UK, such as Scotland or Northern Ireland, could seek to separate and remain a part of the EU. Other secessionist movements including countries seeking to abandon the Euro or withdraw from the EU may cause volatility and uncertainty in the EU.
The UK has one of the largest economies in Europe and is a major trading partner with the EU countries and the United States. Brexit might negatively affect The City of London’s economy, which is heavily dominated by financial services, as banks might be forced to move staff and comply with two separate sets of rules or lose business to banks in Continental Europe. In addition, Brexit may create additional and substantial economic stresses for the UK, including a contraction of the UK economy and price volatility in UK stocks, decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. Brexit may also adversely affect UK-based financial firms that have counterparties in the EU or participate in market infrastructure (trading venues, clearing houses, settlement facilities) based in the EU. Additionally, the spread of the coronavirus (COVID-19) pandemic is likely to continue to stretch the resources and deficits of many countries in the EU and throughout the world, increasing the possibility that countries may be unable to make payments on their sovereign debt. These events and the resulting market volatility may have an adverse effect on the performance of the fund.
Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Securities markets of Eastern European countries typically are less efficient and have lower trading volume, lower liquidity, and higher volatility than more developed markets. Eastern European economies also may be particularly susceptible to disruption in the international credit market due to their reliance on bank related inflows of capital.
To the extent that a fund invests in European securities, it may be exposed to these risks through its direct investments in such securities, including sovereign debt, or indirectly through investments in money market funds and financial institutions with significant investments in such securities. In addition, Russia’s increasing international assertiveness could negatively impact EU and Eastern European economic activity. Please see “Market Events” for additional information regarding risks related to sanctions imposed on Russia.
Fixed-Income Securities
Fixed-income securities are generally subject to two principal types of risk: (1) interest-rate risk; and (2) credit quality risk. Fixed-income securities are also subject to liquidity risk.

Interest Rate Risk.  Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. Recent and potential future changes in government monetary policy may affect interest rates. A sharp and unexpected rise in interest rates could impair Money Market Fund's ability to maintain a stable net asset value. A low interest rate environment may prevent Money Market Fund from providing a positive yield to shareholders or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.
The longer a fixed-income security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity, and call features, among other characteristics. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed-income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the price of a bond fund with an average duration of eight years would be expected to fall approximately 8% if interest rates rose by one percentage point. The maturity of a security, another commonly used measure of price sensitivity, measures only the time until final payment is due, whereas duration takes into account the pattern of all payments of interest and principal on a security over time, including how these payments are affected by prepayments and by changes in interest rates, as well as the time until an interest rate is reset (in the case of variable-rate securities).
Beginning in March 2022, the Fed began increasing interest rates and has signaled the potential for further increases. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise, and could cause the value of a fund’s investments, and the fund’s NAV, to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
The fixed-income securities market has been and may continue to be negatively affected by the coronavirus (COVID-19) pandemic. As with other serious economic disruptions, governmental authorities and regulators responded with significant fiscal and monetary policy changes, including considerably lowering interest rates, which, in some cases could result in negative interest rates. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the fund’s uninvested cash.
Credit Quality Risk.  Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities.
Liquidity Risk.  Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income funds may be higher than normal; the selling of fixed-income securities to satisfy shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund’s ability to sell such securities. The secondary market for certain tax-exempt securities tends to be less well-developed or liquid than many other securities markets, which may adversely affect a fund’s ability to sell such securities at attractive prices.
Floating Rate Loans Risk
Floating rate loans are generally rated below investment-grade, or if unrated, determined by the manager to be of comparable quality. They are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt instruments. Such investments may, under certain circumstances, be particularly susceptible to liquidity and valuation risks. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower’s obligation. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a serious credit event the value of the fund's investments in floating rate loans are more likely to decline. The secondary market for floating rate loans is limited and, therefore, the fund’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired. In addition, floating rate loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions to meet redemption requests or pursue other investment opportunities. In addition, certain floating rate loans may be “covenant-lite” loans that may contain fewer or less restrictive covenants on the borrower or may contain other borrower-friendly characteristics. The fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of certain covenant-lite loans and debt securities than its holdings of loans or securities with the usual covenants.

In certain circumstances, floating rate loans may not be deemed to be securities. As a result, the fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
Foreign Securities
Currency Fluctuations.  Investments in foreign securities may cause a fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, the fund may not always be successful in doing so, and it could still lose money.
Political and Economic Conditions.  Investments in foreign securities subject a fund to the political or economic conditions of the foreign country. These conditions could cause a fund’s investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay a fund from selling its investment and taking the money out of the country.
Removal of Proceeds of Investments from a Foreign Country.  Foreign countries, especially emerging market countries, often have currency controls or restrictions that may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period, or the exchange rate to convert the assets into U.S. dollars could worsen.
Nationalization of Assets.  Investments in foreign securities subject a fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company’s securities could decrease in value or even become worthless.
Settlement of Sales.  Foreign countries, especially emerging market countries, also may have problems associated with settlement of sales. Such problems could cause a fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.
Investor Protection Standards.  Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a fund, a subadvisor may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.
Securities of Emerging Market Issuers or Countries.  The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign countries. In addition, the securities markets of emerging countries may be subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations also has been extremely limited, and any such enforcement may be arbitrary and the results difficult to predict with any degree of certainty. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of some emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies in emerging markets also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets also may be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging market countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of debt instruments to make payments on their debt obligations, regardless of their financial condition.
Restrictions on Investments.  There may be unexpected restrictions on investments in companies located in certain foreign countries. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. government as “Communist Chinese military companies,” or in instruments that are derivative of, or are designed to provide investment exposure to, such securities. In addition, to the extent that a fund holds such a security, one or more fund intermediaries may decline to process customer orders with respect to such fund unless and until certain representations are made by the fund or the prohibited holdings are divested. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Gaming-Tribal Authority Investments
The value of a fund’s investments in securities issued by gaming companies, including gaming facilities operated by Indian (Native American) tribal authorities, is subject to legislative or regulatory changes, adverse market conditions, and/or increased competition affecting the gaming sector. Securities of gaming companies may be considered speculative, and generally exhibit greater volatility than the overall market. The market value of gaming company securities may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments, and the threat of increased government regulation.
Securities issued by Indian tribal authorities are subject to particular risks. Indian tribes enjoy sovereign immunity, which is the legal privilege by which the United States federal, state, and tribal governments cannot be sued without their consent. In order to sue an Indian tribe (or an agency or instrumentality thereof), the tribe must have effectively waived its sovereign immunity with respect to the matter in dispute. Certain Indian tribal authorities have agreed to waive their sovereign immunity in connection with their outstanding debt obligations. Generally, waivers of sovereign immunity have been held to be enforceable against Indian tribes. Nevertheless, if a waiver of sovereign immunity is held to be ineffective, claimants, including investors in Indian tribal authority securities (such as a fund), could be precluded from judicially enforcing their rights and remedies.
Further, in most commercial disputes with Indian tribes, it may be difficult or impossible to obtain federal court jurisdiction. A commercial dispute may not present a federal question, and an Indian tribe may not be considered a citizen of any state for purposes of establishing diversity jurisdiction. The U.S. Supreme Court has held that jurisdiction in a tribal court must be exhausted before any dispute can be heard in an appropriate federal court. In cases where the jurisdiction of the tribal forum is disputed, the tribal court first must rule as to the limits of its own jurisdiction. Such jurisdictional issues, as well as the general view that Indian tribes are not considered to be subject to ordinary bankruptcy proceedings, may be disadvantageous to holders of obligations issued by Indian tribal authorities, including a fund.
Greater China Region Risk
Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. Taiwan’s history of political contention with China has resulted in ongoing tensions between the two countries and, at times, threats of military conflict. Investments in Taiwan could be adversely affected by its political and economic relationship with China. In addition, the willingness of the government of the PRC to support the Mainland China and Hong Kong economies and markets is uncertain, and changes in government policy could significantly affect the markets in both Hong Kong and China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. The PRC also maintains strict currency controls and imposes repatriation restrictions in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The imposition of currency controls and repatriation restrictions may negatively impact the performance and liquidity of a fund as capital may become trapped in the PRC. Chinese yuan currency exchange rates can be very volatile and can change quickly and unpredictably. A small number of companies and industries may generally represent a relatively large portion of the Greater China market. Consequently, a fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. issuers. These companies and industries also may be subject to greater sensitivity to adverse political, economic or regulatory developments generally affecting the market (see “Risk Factors – Foreign Securities”).
To the extent a fund invests in securities of Chinese issuers, it may be subject to certain risks associated with variable interest entities (“VIEs”). VIEs are widely used by China-based companies where China restricts or prohibits foreign ownership in certain sectors, including telecommunications, technology, media, and education. In a typical VIE structure, a shell company is set up in an offshore jurisdiction and enters into contractual arrangements with a China-based operating company. The VIE lists on a U.S. exchange and investors then purchase the stock issued by the VIE. The VIE structure is designed to provide investors with economic exposure to the Chinese company that replicates equity ownership, without providing actual equity ownership.
VIE structures do not offer the same level of investor protections as direct ownership and investors may experience losses if VIE structures are altered, contractual disputes emerge, or the legal status of the VIE structure is prohibited under Chinese law. Additionally, significant portions of the Chinese securities markets may also become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.
The legal status of the VIE structure remains uncertain under Chinese law. There is risk that the Chinese government may cease to tolerate such VIE structures at any time or impose new restrictions on the structure, in each case either generally or with respect to specific issuers. If new laws, rules or regulations relating to VIE structures are adopted, investors, including a fund, could suffer substantial, detrimental, and possibly permanent losses with little or no recourse available.
In addition, VIEs may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. Delisting would significantly decrease the liquidity and value of the securities of these companies, decrease the ability of a fund to invest in such securities and may increase the expenses of a fund if it is required to seek alternative markets in which to invest in such securities.
High Yield (High Risk) Securities
General.  A fund may invest in high yield (high risk) securities, consistent with its investment objectives and policies. High yield (high risk) securities (also known as “junk bonds”) are those rated below investment grade and comparable unrated securities. These securities offer yields that fluctuate over time, but generally are superior to the yields offered by higher-rated securities. However, securities rated below investment grade also have greater risks than higher-rated securities as described below.
Interest Rate Risk.  To the extent that a fund invests in fixed-income securities, the NAV of the fund’s shares can be expected to change as general levels of interest rates fluctuate. However, the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors (such as developments relating to a specific issuer) when interest rates decline, the value of a fixed-income fund generally rise. Conversely, when interest rates rise, the value of a fixed-income fund will decline.
Liquidity.  The secondary markets for high yield corporate and sovereign debt securities are not as liquid as the secondary markets for investment grade securities. The secondary markets for high yield debt securities are concentrated in relatively few market makers and participants are mostly institutional investors. In addition, the trading volume for high yield debt securities is generally lower than for investment grade securities. Furthermore, the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer.
These factors may have an adverse effect on the ability of funds investing in high yield securities to dispose of particular portfolio investments. These factors also may limit funds that invest in high yield securities from obtaining accurate market quotations to value securities and calculate NAV. If a fund investing in high yield debt securities is not able to obtain precise or accurate market quotations for a particular security, it will be more difficult for the subadvisor to value the fund’s investments.
Less liquid secondary markets also may affect a fund’s ability to sell securities at their fair value. Each fund may invest in illiquid securities, subject to certain restrictions (see “Additional Investment Policies and Other Instruments”). These securities may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a fund’s assets invested in illiquid securities may increase.
Below-Investment Grade Corporate Debt Securities.  While the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of below-investment grade corporate debt securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.
In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.
Below-Investment Grade Foreign Sovereign Debt Securities.  Investing in below-investment grade foreign sovereign debt securities will expose a fund to the consequences of political, social or economic changes in the developing and emerging market countries that issue the securities. The ability and willingness of sovereign obligors in these countries to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Developing and emerging market countries have historically experienced (and may continue to experience) high inflation and interest rates, exchange rate trade difficulties, extreme poverty and unemployment. Many of these countries also are characterized by political uncertainty or instability.
The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by:
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the obligor’s balance of payments, including export performance;
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the obligor’s access to international credits and investments;
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fluctuations in interest rates; and
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the extent of the obligor’s foreign reserves.
Defaulted Securities.  The risk of loss due to default may be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other debt of the issuer. The purchase of defaulted debt securities involves risks such as the possibility of complete loss of the investment where the issuer does not restructure to enable it to resume principal and interest payments. If the issuer of a security in a fund’s portfolio defaults, the fund may have unrealized losses on the security, which may lower the fund’s NAV. Defaulted securities tend to lose much of their value before they default. Thus, a fund’s NAV may be adversely affected before an issuer defaults. In addition, a fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.
Defaulted debt securities may be illiquid and, as such, will be part of the percentage limits on investments in illiquid securities discussed under “Illiquid Securities.”
Obligor’s Balance of Payments.  A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.
Obligor’s Access to International Credits and Investments.  If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure in any of these efforts may result in the cancellation of these third parties’ lending commitments, thereby further impairing the obligor’s ability or willingness to service its debts on time.
Obligor’s Fluctuations in Interest Rates.  The cost of servicing external debt is generally adversely affected by rising international interest rates since many external debt obligations bear interest at rates that are adjusted based upon international interest rates.
Obligor’s Foreign Reserves.  The ability to service external debt also will depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

The Consequences of a Default.  As a result of the previously listed factors, a governmental obligor may default on its obligations. If a default occurs, a fund holding foreign sovereign debt securities may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of the foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.
Sovereign obligors in developing and emerging countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations. This difficulty has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things:
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reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds; and
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obtaining new credit to finance interest payments.
Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which a fund may invest will not be subject to similar restructuring arrangements or to requests for new credit that may adversely affect the fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.
Securities in the Lowest Rating Categories.  Certain debt securities in which a fund may invest may have (or be considered comparable to securities having) the lowest ratings for non-subordinated debt instruments (e.g., securities rated “Caa” or lower by Moody’s, “CCC” or lower by S&P or Fitch). These securities are considered to have the following characteristics:
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extremely poor prospects of ever attaining any real investment standing;
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current identifiable vulnerability to default;
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unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions;
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are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations; and/or
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are in default or not current in the payment of interest or principal.
Accordingly, it is possible that these types of characteristics could, in certain instances, reduce the value of securities held by a fund with a commensurate effect on the value of the fund’s shares.
Hong Kong Stock Connect Program and Bond Connect Program Risk
A fund may invest in eligible renminbi-denominated class A shares of equity securities that are listed and traded on certain Chinese stock exchanges (“China A-Shares”) through Stock Connect, a mutual market access program designed to, among others, enable foreign investment in the PRC; and in renminbi-denominated bonds issued in the PRC by Chinese credit, government and quasi-governmental issuers (“RMB Bonds”), which are available on the CIBM to eligible foreign investors through, among others, the “Mutual Bond Market Access between Mainland China and Hong Kong” (“Bond Connect”) program.
Trading in China A-Shares through Stock Connect and bonds through Bond Connect is subject to certain restrictions and risks A fund’s investment in China A-Shares may only be traded through Stock Connect and is not otherwise transferable. The list of securities eligible to be traded on either program may change from time to time. Securities listed on either program may lose purchase eligibility, which could adversely affect a fund's performance.
While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude a fund’s ability to invest in China A-Shares. For example, these quota limitations require that buy orders for China A-Shares be rejected once the remaining balance of the relevant quota drops to zero or the daily quota is exceeded (although a fund will be permitted to sell China A-Shares regardless of the quota balance). These limitations may restrict a fund from investing in China A-Shares on a timely basis, which could affect a fund’s ability to effectively pursue its investment strategy. Investment quotas are also subject to change. Bond Connect is not subject to investment quotas.
Chinese regulations prohibit over-selling of China A-Shares. If a fund intends to sell China A-shares it holds, it must transfer those securities to the accounts of a fund’s participant broker before the market opens. As a result, a fund may not be able to dispose of its holdings of China A-Shares in a timely manner.
Stock Connect also is generally available only on business days when both the exchange on which China A-Shares are offered and the Stock Exchange of Hong Kong are open and when banks in both markets are open on the corresponding settlement days. Therefore, an investment in China A-Shares through Stock Connect may subject a fund to a risk of price fluctuations on days where Chinese stock markets are open, but Stock Connect is not operating. Similarly, Bond Connect is only available on days when markets in both China and Hong Kong are open, which may limit a fund’s ability to trade when it would be otherwise attractive to do so.

Stock Connect launched in November 2014 and Bond Connect launched in July 2017. Therefore, trading through Stock Connect and Bond Connect is subject to trading, clearance, and settlement procedures that may continue to develop as the programs mature, which could pose risks to a fund. Bond Connect is relatively new and its effects on the CIBM are uncertain. In addition, the trading, settlement and information technology systems required for non-Chinese investors in Bond Connect are relatively new. In the event of systems malfunctions or extreme market conditions, trading via Bond Connect could be disrupted. In addition, the rules governing the operation of Stock Connect and Bond Connect may be subject to further interpretation and guidance. There can be no assurance as to the programs’ continued existence or whether future developments regarding the programs may restrict or adversely affect a fund’s investments or returns. Additionally, the withholding tax treatment of dividends, interest, and capital gains payable to overseas investors may be subject to change. Furthermore, there is currently no specific formal guidance by the PRC tax authorities on the treatment of income tax and other tax categories payable in respect of trading in CIBM by eligible foreign institutional investors via Bond Connect. Any changes in PRC tax law, future clarifications thereof, and/or subsequent retroactive enforcement by the PRC tax authorities of any tax may result in a material loss to a fund.
Stock Connect and Bond Connect regulations provide that investors, such as a fund, enjoy the rights and benefits of equities purchased through Stock Connect and bonds purchased through Bond Connect. However, the nominee structure under Stock Connect requires that China A-Shares be held through the HKSCC as nominee on behalf of investors. For investments via Bond Connect, the relevant filings, registration with People’s Bank of China, and account opening have to be carried out via an onshore settlement agent, offshore custody agent, registration agent, or other third parties (as the case may be). As such, a fund is subject to the risks of default or errors on the part of such third parties.
While a fund’s ownership of China A-Shares will be reflected on the books of the custodian’s records, a fund will only have beneficial rights in such A-Shares. The precise nature and rights of a fund as the beneficial owner of the equities through the HKSCC as nominee is not well defined under the law of the PRC. Although the China Securities Regulatory Commission has issued guidance indicating that participants in Stock Connect will be able to exercise rights of beneficial owners in the PRC, the exact nature and methods of enforcement of the rights and interests of a fund under PRC law is uncertain. In particular, the courts may consider that the nominee or custodian as registered holder of China A-Shares, has full ownership over the securities rather than a fund as the underlying beneficial owner. The HKSCC, as nominee holder, does not guarantee the title to China A-Shares held through it and is under no obligation to enforce title or other rights associated with ownership on behalf of beneficial owners. Consequently, title to these securities, or the rights associated with them, such as participation in corporate actions or shareholder meetings, cannot be assured.
While certain aspects of the Stock Connect trading process are subject to Hong Kong law, PRC rules applicable to share ownership will apply. In addition, transactions using Stock Connect are not subject to the Hong Kong investor compensation fund, which means that a fund will be unable to make monetary claims on the investor compensation fund that it might otherwise be entitled to with respect to investments in Hong Kong securities. Other risks associated with investments in PRC securities apply fully to China A-Shares purchased through Stock Connect.
Similarly, in China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of ultimate investors (such as a fund) in accounts maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). This recordkeeping system subjects a fund to various risks, including the risk that a fund may have a limited ability to enforce rights as a bondholder and the risks of settlement delays and counterparty default of the Hong Kong sub-custodian. In addition, enforcing the ownership rights of a beneficial holder of Bond Connect securities is untested and courts in China have limited experience in applying the concept of beneficial ownership.
China A-Shares traded via Stock Connect and bonds trading through Bond Connect are subject to various risks associated with the legal and technical framework of Stock Connect and Bond Connect, respectively. In the event that the relevant systems fail to function properly, trading through Stock Connect or Bond Connect could be disrupted. In the event of high trade volume or unexpected market conditions, Stock Connect and Bond Connect may be available only on a limited basis, if at all. Both the PRC and Hong Kong regulators are permitted, independently of each other, to suspend Stock Connect in response to certain market conditions. Similarly, in the event that the relevant Mainland Chinese authorities suspend account opening or trading on the CIBM via Bond Connect, a fund’s ability to invest in Chinese bonds will be adversely affected and limited. In such event, a fund’s ability to achieve its investment objective will be negatively affected and, after exhausting other trading alternatives, a fund may suffer substantial losses as a result.
Hybrid Instruments
The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures, swaps, and currencies. Therefore, an investment in a hybrid instrument may include significant risks not associated with a similar investment in a traditional debt instrument with a fixed principal amount, is denominated in U.S. dollars, or that bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. See “Hedging and Other Strategic Transactions” for a description of certain risks associated with investments in futures, options, and forward contracts. The principal risks of investing in hybrid instruments are as follows:
Volatility.  Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.
Leverage Risk.  Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates, but bear an increased risk of principal loss (or gain). For example, an increased risk of principal loss (or gain) may result if “leverage” is used to structure a hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss, as well as the potential for gain.
Liquidity Risk.  Hybrid instruments also may carry liquidity risk since the instruments are often “customized” to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an OTC market without the guarantee of a central clearing organization or in a transaction between a fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor, which the fund would have to consider and monitor.
Lack of U.S. Regulation.  Hybrid instruments may not be subject to regulation of the CFTC, which generally regulates the trading of swaps and commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.
Credit and Counterparty Risk.  The issuer or guarantor of a hybrid instrument may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in hybrid instruments are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.
The various risks discussed above with respect to hybrid instruments particularly the market risk of such instruments, may cause significant fluctuations in the NAV of a fund that invests in such instruments.
Industry or Sector Investing
When a fund invests a substantial portion of its assets in a particular industry or sector of the economy, the fund’s investments are not as varied as the investments of most funds and are far less varied than the broad securities markets. As a result, the fund’s performance tends to be more volatile than other funds, and the values of the fund’s investments tend to go up and down more rapidly. In addition, to the extent that a fund invests significantly in a particular industry or sector, it is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that industry or sector. The principal risks of investing in certain sectors are described below.
Communication.  Companies in the communication sector are subject to the additional risks of rapid obsolescence due to technological advancement or development, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the communication sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of communication companies in their primary markets.
Consumer Discretionary.  The consumer discretionary sector may be affected by fluctuations in supply and demand and may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.
For example, the coronavirus (COVID-19) pandemic led to materially reduced consumer demand in certain sectors, a disruption in supply chains and an increase in market closures and retail company bankruptcies. The coronavirus (COVID-19) pandemic may affect certain countries, industries, economic sectors, and companies more than others, may continue to exacerbate existing economic, political, or social tensions and may continue to increase the probability of an economic recession or depression. The impact on the consumer discretionary market may last for an extended period of time.
Consumer Staples.  Companies in the consumer staples sector may be affected by general economic conditions, commodity production and pricing, consumer confidence and spending, consumer preferences, interest rates, product cycles, marketing, competition, and government regulation. Other risks include changes in global economic, environmental and political events, and the depletion of resources. Companies in the consumer staples sector may also be negatively impacted by government regulations affecting their products. For example, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. Companies in the consumer staples sector may also be subject to risks relating to the supply of, demand for, and prices of raw materials. The prices of raw materials fluctuate in response to a number of factors, including, changes in exchange rates, import and export controls, changes in international agricultural and trading policies, and seasonal and weather conditions, among others. In addition, the success of food, beverage, household and personal product companies, in particular, may be strongly affected by unpredictable factors, such as, demographics, consumer spending, and product trends.

Energy.  Companies in the energy sector may be affected by energy prices, supply and demand fluctuations including in energy fuels, energy conservation, liabilities arising from government or civil actions, environmental and other government regulations, and geopolitical events including political instability and war. The market value of companies in the local energy sector is heavily impacted by the levels and stability of global energy prices, energy conservation efforts, the success of exploration projects, exchange rates, interest rates, economic conditions, tax and other government regulations, increased competition and technological advances, as well as other factors. Companies in this sector may be subject to extensive government regulation and contractual fixed pricing, which may increase the cost of doing business and limit these companies’ profits. A large part of the returns of these companies depends on few customers, including governmental entities and utilities. As a result, governmental budget constraints may have a significant negative effect on the stock prices of energy sector companies. Energy companies may also operate in, or engage in, transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. As a result, securities of companies in the energy field are subject to quick price and supply fluctuations caused by events relating to international politics. Other risks include liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife and natural disasters. Energy companies can also be heavily affected by the supply of, and demand for, their specific product or service and for energy products in general, and government subsidization. Energy companies may have high levels of debt and may be more likely to restructure their businesses if there are downturns in energy markets or the economy as a whole.
Companies in the energy sector were adversely affected by reduced demand for oil and other energy commodities as a result of the slowdown in economic activity resulting from the spread of the coronavirus (COVID-19) pandemic and by price competition among key oil producing countries. Global oil prices declined significantly at the beginning of the coronavirus (COVID-19) pandemic and have experienced significant price volatility, including a period where an oil-price futures contract fell into negative territory for the first time in history, as demand for oil slowed and oil storage facilities had reached their storage capacities. The impact on such commodities markets from varying levels of demand may continue to be volatile for an extended period of time.
Financial Services.  To the extent that a fund invests principally in securities of financial services companies, it is particularly vulnerable to events affecting that industry. Financial services companies may include, but are not limited to, commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies. The types of companies that compose the financial services sector may change over time. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital, prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this sector. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities. In addition, all financial services companies face shrinking profit margins due to new competitors, the cost of new technology, and the pressure to compete globally.
Banking. Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.
Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies also may be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.
Health Sciences.  Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.
Industrials.  Companies in the industrials sector may be affected by general economic conditions, commodity production and pricing, supply and demand fluctuations, environmental and other government regulations, geopolitical events, interest rates, insurance costs, technological developments, liabilities arising from governmental or civil actions, labor relations, import controls and government spending. The value of securities issued by companies in the industrials sector may also be adversely affected by supply and demand related to their specific products or services and industrials sector products in general, as well as liability for environmental damage and product liability claims and government regulations. For example, the products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Certain companies within this sector, particularly aerospace and defense companies, may be heavily affected by government spending policies because companies involved in this industry rely, to a significant extent, on government demand for their products and services, and, therefore, the financial condition of, and investor interest in, these companies are significantly influenced by governmental defense spending policies, which are typically under pressure from efforts to control the U.S. (and other) government budgets. In addition, securities of industrials companies in transportation may be cyclical and have occasional sharp price movements which may result from economic changes, fuel prices, labor relations and insurance costs, and transportation companies in certain countries may also be subject to significant government regulation and oversight, which may adversely affect their businesses.
Internet-Related Investments.  The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to: (a) rapidly changing technology; (b) extensive government regulation; and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings which they may not be able to maintain over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many Internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. A fund that invests a significant portion of its assets in Internet-related companies should be considered extremely risky even as compared to other funds that invest primarily in small company securities.
Materials.  Companies in the materials sector may be affected by general economic conditions, commodity production and prices, consumer preferences, interest rates, exchange rates, product cycles, marketing, competition, resource depletion, and environmental, import/export and other government regulations. Other risks may include liabilities for environmental damage and general civil liabilities, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technological progress, and labor relations. At times, worldwide production of industrial materials has been greater than demand as a result of over-building or economic downturns, leading to poor investment returns or losses. These risks are heightened for companies in the materials sector located in foreign markets.
Natural Resources.  A fund’s investments in natural resources companies are especially affected by variations in the commodities markets (which may be due to market events, regulatory developments or other factors that such fund cannot control) and such companies may lack the resources and the broad business lines to weather hard times. Natural resources companies can be significantly affected by events relating to domestic or international political and economic developments, energy conservation efforts, the success of exploration projects, reduced availability of transporting, processing, storing or delivering natural resources, extreme weather or other natural disasters, and threats of attack by terrorists on energy assets. Additionally, natural resource companies are subject to substantial government regulation, including environmental regulation and liability for environmental damage, and changes in the regulatory environment for energy companies may adversely impact their profitability. At times, the performance of these investments may lag the performance of other sectors or the market as a whole.
Investments in certain commodity-linked instruments, such as crude oil and crude oil products, can be susceptible to negative prices due to a surplus in production caused by global events, including restrictions or reductions in global travel. Exposure to such commodity-linked instruments may adversely affect an issuer’s returns or the performance of the fund.
The natural resources sector was adversely impacted by the reduced demand for oil and other natural resources as a result of the slowdown in economic activity resulting from the spread of the coronavirus (COVID-19) pandemic. Global oil prices are susceptible to and have experienced significant volatility, including a period where an oil-price futures contract fell into negative territory for the first time in history during the beginning of the coronavirus (COVID-19) pandemic, as demand for oil slowed and oil storage facilities reached their storage capacities. The impact on the natural resources sector from varying levels of demand may continue to be volatile for an extended period of time.
Technology.  Technology companies rely heavily on technological advances and face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Shortening of product cycle and manufacturing capacity increases may subject technology companies to aggressive pricing. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies may not successfully introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products.
Stocks of technology companies, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Companies in the technology sector are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect the profitability of these companies. Technology companies engaged in manufacturing, such as semiconductor companies, often operate internationally which could expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, competition from subsidized foreign competitors with lower production costs and other risks inherent to international business.
Utilities.  Companies in the utilities sector may be affected by general economic conditions, supply and demand, financing and operating costs, rate caps, interest rates, liabilities arising from governmental or civil actions, consumer confidence and spending, competition, technological progress, energy prices, resource conservation and depletion, man-made or natural disasters, geopolitical events, and environmental and other government regulations. The value of securities issued by companies in the utilities sector may be negatively impacted by variations in exchange rates, domestic and international competition, energy conservation and governmental limitations on rates charged to customers. Although rate changes of a regulated utility usually vary in approximate correlation with financing costs, due to political and regulatory factors rate changes usually happen only after a delay after the changes in financing costs. Deregulation may subject utility companies to increased competition and can negatively affect their profitability as it permits utility companies to diversify outside of their original geographic regions and customary lines of business, causing them to engage in more uncertain ventures. Deregulation can also eliminate restrictions on the profits of certain utility companies, but can simultaneously expose these companies to an increased risk of loss. Although opportunities may permit certain utility companies to earn more than their traditional regulated rates of return, companies in the utilities industry may have difficulty obtaining an adequate return on invested capital, raising capital, or financing large construction projects during periods of inflation or unsettled capital markets. Utility companies may also be subject to increased costs because of the effects of man-made or natural disasters. Current and future regulations or legislation can make it more difficult for utility companies to operate profitably. Government regulators monitor and control utility revenues and costs, and thus may restrict utility profits. There is no assurance that regulatory authorities will grant rate increases in the future, or that those increases will be adequate to permit the payment of dividends on stocks issued by a utility company. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.
Initial Public Offerings (“IPOs”)
IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investment, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.
Investment Companies
The funds may invest in shares of other investment companies, including both open- and closed-end investment companies (including single country funds, ETFs, and BDCs). When making such an investment, a fund will be indirectly exposed to all the risks of such investment companies. In general, the investing funds will bear a pro rata portion of the other investment company’s fees and expenses, which will reduce the total return in the investing funds. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange and may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities when traded OTC or at discounts to their NAVs. Others are continuously offered at NAV, but also may be traded in the secondary market.
In addition, the funds may invest in private investment funds, vehicles, or structures. A fund also may invest in debt-equity conversion funds, which are funds established to exchange foreign bank debt of countries whose principal repayments are in arrears into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.
Exchange-Traded Funds.  A fund may invest in ETFs, which are a type of security bought and sold on a securities exchange. A fund could purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning shares of an ETF include the risks of directly owning the underlying securities and other instruments the ETF holds. A lack of liquidity in an ETF (e.g., absence of an active trading market) could result in the ETF being more volatile than its underlying securities. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in the ETF’s shares trading at a significant premium or discount to its NAV. An ETF has its own fees and expenses, which are indirectly borne by the fund. A fund may also incur brokerage and other related costs when it purchases and sells ETFs. Also, in the case of passively-managed ETFs, there is a risk that an ETF may fail to closely track the index or market segment that it is designed to track due to delays in the ETF’s implementation of changes to the composition of the index or other factors.
Business Development Companies.  A BDC is a less-common type of closed-end investment company that more closely resembles an operating company than a typical investment company. BDCs typically invest in and lend to small- and medium-sized private and certain public companies that may not have access to public equity markets to raise capital. BDCs invest in such diverse industries as health care, chemical and manufacturing, technology and service companies. BDCs generally invest in less mature private companies, which involve greater risk than well-established, publicly traded companies. BDCs are unique in that at least 70% of their investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments issued by such portfolio companies, there is a risk that the issuer may default on its payments or declare bankruptcy.
Investment Grade Fixed-Income Securities in the Lowest Rating Category
Investment grade fixed-income securities in the lowest rating category (i.e., rated “Baa” by Moody’s and “BBB” by S&P or Fitch, and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.
LIBOR Discontinuation Risk
Certain debt securities, derivatives and other financial instruments may utilize LIBOR as the reference or benchmark rate for interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, in July 2017 the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it would cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. The ICE Benchmark

Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate (“SOFR”), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. Further, uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition to replacement rates may be exacerbated if an orderly transition to an alternative reference rate is not completed in a timely manner.
As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate, including securities and other financial instruments held by the fund. Further, the utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace LIBOR or another interbank offered rate (“IBOR”) with a new reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes. The IRS has issued final regulations regarding the tax consequences of the transition from IBOR to a new reference rate in debt instruments and non-debt contracts. Under the final regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the final regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. The IRS may provide additional guidance, with potential retroactive effect.
Lower Rated Fixed-Income Securities
Lower rated fixed-income securities are defined as securities rated below-investment grade (e.g., rated “Ba” and below by Moody’s, or “BB” and below by S&P or Fitch). The principal risks of investing in these securities are as follows:
Risk to Principal and Income.  Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
Price Volatility.  The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market’s perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
Liquidity.  The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
Dependence on Subadvisor’s Own Credit Analysis.  While a subadvisor to a fund may rely on ratings by established credit rating agencies, it also will supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on a subadvisor’s evaluation than the assessment of the credit risk of higher rated securities.
Additional Risks Regarding Lower Rated Corporate Fixed-Income Securities.  Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities.
Issuers of lower rated corporate debt securities also may be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed-Income Securities.  Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described under “Risk Factors—Foreign Securities.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate fluctuations that adversely affect trade and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.
Market Events
Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; dramatic changes in energy prices and currency exchange rates; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the Fed or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.
Beginning in March 2022, the Fed began increasing interest rates and has signaled the potential for further increases. As a result, risks associated with rising interest rates are currently heightened. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s NAV, to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
In addition, as the Fed increases the target Fed funds rate, any such rate increases, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. These events and the possible resulting market volatility may have an adverse effect on a fund.
Political turmoil within the United States and abroad may also impact a fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of a fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.
Uncertainties surrounding the sovereign debt of a number of EU countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global securities markets likely will be significantly disrupted. On January 31, 2020, the UK left the EU, commonly referred to as “Brexit,” and the UK ceased to be a member of the EU. Following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK’s future relationship with the EU, the EU and the UK Government signed an agreement regarding the economic relationship between the UK and the EU. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. This uncertainty may affect other countries in the EU and elsewhere, and may cause volatility within the EU, triggering prolonged economic downturns in certain countries within the EU. Despite the influence of the lockdowns, and the economic bounce back, Brexit has had a material impact on the UK's economy. Additionally, trade between the UK and the EU did not benefit from the global rebound in trade in 2021, and remained at the very low levels experienced at the start of the coronavirus (COVID-19) pandemic in 2020, highlighting Brexit's potential long-term effects on the UK economy.
In addition, Brexit may create additional and substantial economic stresses for the UK, including a contraction of the UK economy and price volatility in UK stocks, decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. Brexit may also adversely affect UK-based financial firms that have counterparties in the EU or participate in market infrastructure (trading venues, clearing houses, settlement facilities) based in the EU. Additionally, the spread of the coronavirus (COVID-19) pandemic is likely to continue to stretch the resources and deficits of many countries in the EU and throughout the world, increasing the possibility that countries may be unable to make timely payments on their sovereign debt. These events and the resulting market volatility may have an adverse effect on the performance of the fund.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For example, the coronavirus (COVID-19) pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
The United States responded to the coronavirus (COVID-19) pandemic and resulting economic distress with fiscal and monetary stimulus packages. In late March 2020, the government passed the Coronavirus Aid, Relief, and Economic Security Act, a stimulus package providing for over $2.2 trillion in resources to small businesses, state and local governments, and individuals adversely impacted by the coronavirus (COVID-19) pandemic. In late December 2020, the government also passed a spending bill that included $900 billion in stimulus relief for the coronavirus (COVID-19) pandemic. Further, in March 2021, the government passed the American Rescue Plan Act of 2021, a $1.9 trillion stimulus bill to accelerate the United States’ recovery from the economic and health effects of the coronavirus (COVID-19) pandemic. In addition, in mid-March 2020 the Fed cut interest rates to historically low levels and promised unlimited and open-ended quantitative easing, including purchases of corporate and municipal government bonds. The Fed also enacted various programs to support liquidity operations and funding in the financial markets, including expanding its reverse repurchase agreement operations, adding $1.5 trillion of liquidity to the banking system, establishing swap lines with other major central banks to provide dollar funding, establishing a program to support money market funds, easing various bank capital buffers, providing funding backstops for businesses to provide bridging loans for up to four years, and providing funding to help credit flow in asset-backed securities markets. The Fed also extended credit to small- and medium-sized businesses.
Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia's economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia’s invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.
In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a fund’s investments may be affected, which may reduce a fund's performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on a fund's performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.
Master Limited Partnership (MLP) Risk
Investing in MLPs involves certain risks related to investing in the underlying assets of MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest-rate risk and the risk of default on payment obligations by debt securities. In addition, investments in the debt and securities of MLPs involve certain other risks, including risks related to limited control and limited rights to vote on matters affecting MLPs, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. A fund’s investments in MLPs may be subject to legal and other restrictions on resale or may be less liquid than publicly traded securities. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the fund to effect sales at an advantageous time or without a substantial drop in price. If a fund is one of the largest investors in an MLP, it may be more difficult for the fund to buy and sell significant amounts of such investments without an unfavorable impact on prevailing market prices. Larger purchases or sales of MLP investments by a fund in a short period of time may cause abnormal movements in the market price of these investments. As a result, these investments may be difficult to dispose of at an advantageous price when a fund desires to do so. During periods of interest rate volatility, these investments may not provide attractive returns, which may adversely impact the overall performance of a fund. MLPs in which a fund may invest operate oil, natural gas, petroleum, or other facilities within the energy sector. As a result, a fund will be susceptible to adverse economic, environmental, or regulatory occurrences impacting the energy sector.
Reduced demand for oil and other energy commodities as a result of the slowdown in economic activity resulting from the spread of the coronavirus (COVID-19) pandemic adversely impacted MLPs. Global oil prices declined significantly at the beginning of the coronavirus (COVID-19) pandemic and have experienced significant price volatility, including a period where an oil-price futures contract fell into negative territory for the first time in history, as demand for oil slowed and oil storage facilities reached their storage capacities. Varying levels of demand and production and continued oil price volatility may continue to adversely impact MLPs and energy infrastructure companies.
To the extent a distribution received by a fund from an MLP is treated as a return of capital, the fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. After a fund’s tax basis in an MLP has been reduced to zero, subsequent distributions from the MLP will be treated as ordinary income. Changes in the tax character of MLP distributions, as well as late or corrected tax reporting by MLPs, may result in a fund issuing corrected 1099s to its shareholders.
Mortgage-Backed and Asset-Backed Securities
Mortgage-Backed Securities.  Mortgage-backed securities represent participating interests in pools of residential mortgage loans that are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a fund and not the purchase of shares of the fund.
Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments that are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.
When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on a fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed-income securities when interest rates fall.
When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.
The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if a fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the fund.
Prepayments tend to increase during periods of falling interest rates and decline during periods of rising interest rates. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.
The mortgage-backed securities market has been and may continue to be negatively affected by the coronavirus (COVID-19) pandemic. The U.S. government, its agencies or its instrumentalities may implement initiatives in response to the economic impacts of the coronavirus (COVID-19) pandemic applicable to federally backed mortgage loans. These initiatives could involve forbearance of mortgage payments or suspension or restrictions of foreclosures and evictions. The fund cannot predict with certainty the extent to which such initiatives or the economic effects of the pandemic generally may affect rates of prepayment or default or adversely impact the value of the fund’s investments in securities in the mortgage industry as a whole.

Collateralized Mortgage Obligations.  CMOs are mortgage-backed securities issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.
Asset-Backed Securities.  Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.
Multinational Companies Risk
To the extent that a fund invests in the securities of companies with foreign business operations, it may be riskier than funds that focus on companies with primarily U.S. operations. Multinational companies may face certain political and economic risks, such as foreign controls over currency exchange; restrictions on monetary repatriation; possible seizure, nationalization or expropriation of assets; and political, economic or social instability. These risks are greater for companies with significant operations in developing countries.
Natural Disasters, Adverse Weather Conditions, and Climate Change
Certain areas of the world may be exposed to adverse weather conditions, such as major natural disasters and other extreme weather events, including hurricanes, earthquakes, typhoons, floods, tidal waves, tsunamis, volcanic eruptions, wildfires, droughts, windstorms, coastal storm surges, heat waves, and rising sea levels, among others. Some countries and regions may not have the infrastructure or resources to respond to natural disasters, making them more economically sensitive to environmental events. Such disasters, and the resulting damage, could have a severe and negative impact on a fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which a fund invests to conduct their businesses in the manner normally conducted. Adverse weather conditions also may have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.
Climate change, which is the result of a change in global or regional climate patterns, may increase the frequency and intensity of such adverse weather conditions, resulting in increased economic impact, and may pose long-term risks to a fund’s investments. The future impact of climate change is difficult to predict but may include changes in demand for certain goods and services, supply chain disruption, changes in production costs, increased legislation, regulation, international accords and compliance-related costs, changes in property and security values, availability of natural resources and displacement of peoples.
Legal, technological, political and scientific developments regarding climate change may create new opportunities or risks for issuers in which a fund invests. These developments may create demand for new products or services, including, but not limited to, increased demand for goods that result in lower emissions, increased demand for generation and transmission of energy from alternative energy sources and increased competition to develop innovative new products and technologies. These developments may also decrease demand for existing products or services, including, but not limited to, decreased demand for goods that produce significant greenhouse gas emissions and decreased demand for services related to carbon based energy sources, such as drilling services or equipment maintenance services.
Negative Interest Rates
Certain countries have recently experienced negative interest rates on deposits and debt instruments have traded at negative yields. A negative interest rate policy is an unconventional central bank monetary policy tool where nominal target interest rates are set with a negative value (i.e., below zero percent) intended to help create self-sustaining growth in the local economy. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the U.S. For example, if a bank charges negative interest, instead of receiving interest on deposits, a depositor must pay the bank fees to keep money with the bank.
These market conditions may increase a fund’s exposures to interest rate risk. To the extent a fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the fund would generate a negative return on that investment. While negative yields can be expected to reduce demand for fixed-income investments trading at a negative interest rate, investors may be willing to continue to purchase such investments for a number of reasons including, but not limited to, price insensitivity, arbitrage opportunities across fixed-income markets or rules-based investment strategies. If negative interest rates become more prevalent in the market, it is expected that investors will seek to reallocate assets to other income-producing assets such as investment grade and high-yield debt instruments, or equity investments that pay a dividend. This increased demand for higher yielding assets may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time.
Non-Diversification
A fund that is non-diversified is not limited as to the percentage of its assets that may be invested in any one issuer, or as to the percentage of the outstanding voting securities of such issuer that may be owned, except by the fund’s own investment restrictions. In contrast, a diversified fund, as to at least 75% of the value of its total assets, generally may not, except with respect to government securities and securities of other investment companies, invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer. In determining the issuer of a municipal security, each state, each political subdivision, agency, and instrumentality of each state and each multi-state agency of which such state is a member is considered a separate issuer. In the event that securities are backed only by assets and revenues of a particular instrumentality, facility or subdivision, such entity is considered the issuer.
A fund that is non-diversified may invest a high percentage of its assets in the securities of a small number of issuers, may invest more of its assets in the securities of a single issuer, and may be affected more than a diversified fund by a change in the financial condition of any of these issuers or by the financial markets’ assessment of any of these issuers.
Operational and Cybersecurity Risk
With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, a fund's service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or fund service provider to suffer data corruption or lose operational functionality. Intentional cybersecurity incidents include: unauthorized access to systems, networks, or devices (such as through “hacking” activity or “phishing”); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cyberattacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers' systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information.
A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a fund. For example, in a denial of service, fund shareholders could lose access to their electronic accounts indefinitely, and employees of the Advisor, each subadvisor, or the funds' other service providers may not be able to access electronic systems to perform critical duties for the funds, such as trading, NAV calculation, shareholder accounting, or fulfillment of fund share purchases and redemptions. Cybersecurity incidents could cause a fund, the Advisor, each subadvisor, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a fund invests, thereby causing the fund’s investments to lose value.
Cyber-events have the potential to affect materially the funds and the advisor’s relationships with accounts, shareholders, clients, customers, employees, products, and service providers. The funds have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. There is no guarantee that the funds will be able to prevent or mitigate the impact of any or all cyber-events.
The funds are exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the funds’ service providers, counterparties, or other third parties, failed or inadequate processes, and technology or system failures.
The Advisor, each subadvisor, and their affiliates have established risk management systems that seek to reduce cybersecurity and operational risks, and business continuity plans in the event of a cybersecurity breach or operational failure. However, there are inherent limitations in such plans, including that certain risks have not been identified, and there is no guarantee that such efforts will succeed, especially since none of the Advisor, each subadvisor, or their affiliates controls the cybersecurity or operations systems of the funds' third-party service providers (including the funds' custodian), or those of the issuers of securities in which the funds invest.
In addition, other disruptive events, including (but not limited to) natural disasters and public health crises (such as the coronavirus (COVID-19) pandemic), may adversely affect the fund’s ability to conduct business, in particular if the fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
Preferred and Convertible Securities Risk
Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Also, preferred stock may be subject to optional or mandatory redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. The value of convertible preferred stock can depend heavily upon the value of the security into which such convertible preferred stock is converted, depending on whether the market price of the underlying security exceeds the conversion price.
Privately Held and Newly Public Companies
Investments in the stocks of privately held companies and newly public companies involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. Investments in such companies are less liquid and may be difficult to value. There may be significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria used to evaluate their investment prospects. The extent (if at all) to which securities of privately held companies or newly public companies may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Funds that invest in securities of privately held companies tend to have a greater exposure to liquidity risk than funds that do not invest in securities of privately held companies.
Rebalancing Risks Involving Funds of Funds
The funds of funds seek to achieve their investment objectives by investing in, among other things, other John Hancock funds, as permitted by Section 12 of the 1940 Act (affiliated underlying funds). In addition, a fund that is not a fund of funds may serve as an affiliated underlying fund for one or more funds of funds. The funds of funds will reallocate or rebalance assets among the affiliated underlying funds (collectively, “Rebalancings”) on a daily basis. The following discussion provides information on the risks related to Rebalancings, which risks are applicable to the affiliated underlying funds undergoing Rebalancings, as well as to those funds of funds that hold affiliated underlying funds undergoing Rebalancings.
From time to time, one or more of the affiliated underlying funds may experience relatively large redemptions or investments due to Rebalancings, as effected by the funds of funds' Affiliated Subadvisor. Shareholders should note that Rebalancings may adversely affect the affiliated underlying funds. The affiliated underlying funds subject to redemptions by a fund of funds may find it necessary to sell securities, and the affiliated underlying funds that receive additional cash from a fund of funds will find it necessary to invest the cash. The impact of Rebalancings is likely to be greater when a fund of funds owns, redeems, or invests in, a substantial portion of an affiliated underlying fund. Rebalancings could adversely affect the performance of one or more affiliated underlying funds and, therefore, the performance of one or more funds of funds.
Possible adverse effects of Rebalancings on the affiliated underlying funds include:
1
The affiliated underlying funds could be required to sell securities or to invest cash, at times when they may not otherwise desire to do so.
2
Rebalancings may increase brokerage and/or other transaction costs of the affiliated underlying funds.
3
When a fund of funds owns a substantial portion of an affiliated underlying fund, a large redemption by the fund of funds could cause that affiliated underlying fund’s expenses to increase and could result in its portfolio becoming too small to be economically viable.
4
Rebalancings could accelerate the realization of taxable capital gains in affiliated underlying funds subject to large redemptions if sales of securities results in capital gains.
The Advisor, which serves as the investment advisor to both the funds of funds and the affiliated underlying funds, has delegated the day-to-day portfolio management of the funds of funds and many of the affiliated underlying funds to the Affiliated Subadvisors, affiliates of the Advisor. The Advisor monitors both the funds and the affiliated underlying funds. The Affiliated Subadvisors manage the assets of both the funds and many of the affiliated underlying funds (the “Affiliated Subadvised Funds”). The Affiliated Subadvisors may allocate up to all of a funds of funds' assets to Affiliated Subadvised Funds and accordingly have an incentive to allocate more fund of funds assets to such Affiliated Subadvised Funds. The Advisor and the Affiliated Subadvisors monitor the impact of Rebalancings on the affiliated underlying funds and attempt to minimize any adverse effect of the Rebalancings on the underlying funds, consistent with pursuing the investment objective of the relevant affiliated underlying funds. Moreover, an Affiliated Subadvisor has a duty to allocate assets to an Affiliated Subadvised Fund only when such Subadvisor believes it is in the best interests of fund of funds shareholders. Minimizing any adverse effect of the Rebalancings on the underlying funds may impact the redemption schedule in connection with a Rebalancing. As part of its oversight of the funds and the subadvisors, the Advisor will monitor to ensure that allocations are conducted in accordance with these principles. This conflict of interest is also considered by the Independent Trustees when approving or replacing affiliated subadvisors and in periodically reviewing allocations to Affiliated Subadvised Funds.
As discussed above, the funds of funds periodically reallocate their investments among underlying investments. In an effort to be fully invested at all times and also to avoid temporary periods of under-investment, an affiliated underlying fund may buy securities and other instruments in anticipation of or with knowledge of future purchases of affiliated underlying fund shares resulting from a reallocation of assets by the funds of funds to the affiliated underlying fund. Until such purchases of affiliated underlying fund shares by a fund of funds settle (normally between one and three days), the affiliated underlying fund may have investment exposure in excess of its net assets. Shareholders who transact with the affiliated underlying fund during the period beginning when the affiliated underlying fund first starts buying securities in anticipation of a purchase order from a fund until such purchase order settles may incur more loss or realize more gain than they otherwise might have in the absence of the excess investment exposure. The funds of funds may purchase and redeem shares of underlying funds each business day through the use of an algorithm that operates pursuant to standing instructions to allocate purchase and redemption orders among underlying funds. Each day, pursuant to the algorithm, a fund of funds will purchase or redeem shares of an underlying fund at the NAV for the underlying fund calculated that day. This algorithm is used solely for rebalancing a fund of funds’ investments in an effort to maintain previously determined allocation percentages.
Russian Securities Risk
Throughout the past decade, the United States, the EU, and other nations have imposed a series of economic sanctions on the Russian Federation. In addition to imposing new import and export controls on Russia and blocking financial transactions with certain Russian elites, oligarchs, and political and national security leaders, the United States, the EU, and other nations have imposed sanctions on companies in certain sectors of the Russian economy, including the financial services, energy, metals and mining, engineering, technology, and defense and defense-related materials sectors. These sanctions could impair a fund’s ability to continue to price, buy, sell, receive, or deliver securities of certain Russian issuers. For example, a fund may be prohibited from investing in securities issued by companies subject to such sanctions. A fund could determine at any time that certain of the most affected securities have little or no value.

The extent and duration of Russia’s military actions and the global response to such actions are impossible to predict. More Russian companies could be sanctioned in the future, and the threat of additional sanctions could itself result in further declines in the value and liquidity of certain securities. Widespread divestment of interests in Russia or certain Russian businesses could result in additional declines in the value of Russian securities. Additionally, market disruptions could have a substantial negative impact on other economics and securities markets both regionally and globally, as well as global supply chains and inflation.
The Russian government may respond to these sanctions and others by freezing Russian assets held by a fund, thereby prohibiting the fund from selling or otherwise transacting in these investments. In such circumstances, a fund might be forced to liquidate non-restricted assets in order to satisfy shareholder redemptions. Such liquidation of fund assets might also result in a fund receiving substantially lower prices for its portfolio securities.
Securities Linked to the Real Estate Market
Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include, but are not limited to:
•
declines in the value of real estate;
•
risks related to general and local economic conditions;
•
possible lack of availability of mortgage portfolios;
•
overbuilding;
•
extended vacancies of properties;
•
increased competition;
•
increases in property taxes and operating expenses;
•
change in zoning laws;
•
losses due to costs resulting from the clean-up of environmental problems;
•
liability to third parties for damages resulting from environmental problems;
•
casualty or condemnation losses;
•
limitations on rents;
•
changes in neighborhood values and the appeal of properties to tenants; and
•
changes in interest rates.
Therefore, if a fund invests a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.
Securities of companies in the real estate industry have been and may continue to be negatively affected by the coronavirus (COVID-19) pandemic. Potential impacts on the real estate market may include lower occupancy rates, decreased lease payments, defaults and foreclosures, among other consequences. These impacts could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. It is not known how long such impacts, or any future impacts of other significant events, will last.
Securities of companies in the real estate industry include REITs, including equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs also are subject to heavy cash flow dependency, defaults by borrowers or lessees, and self-liquidations. In addition, equity, mortgage, and hybrid REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors also may adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Small and Medium Size and Unseasoned Companies” for a discussion of the risks associated with investments in these companies.
Small and Medium Size and Unseasoned Companies
Survival of Small or Unseasoned Companies.  Companies that are small or unseasoned (i.e., less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources and a small management group.
Changes in Earnings and Business Prospects.  Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

Liquidity.  The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund’s investments to decrease if it needs to sell such securities when there are few interested buyers.
Impact of Buying or Selling Shares.  Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.
Publicly Available Information.  There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadvisor may not be aware of problems associated with the company issuing the security.
Medium Size Companies.  Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.
Special Purpose Acquisition Companies
A fund may invest in stock , warrants, and other securities of SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. SPACs are collective investment structures that allow public stock market investors to invest in private equity type transactions (“PIPE”). Until an acquisition is completed, a SPAC generally invests its assets in US government securities, money market securities and cash. A fund may enter into a contingent commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition.
Because SPACs and similar entities do not have an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC's management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. An investment in a SPAC is subject to a variety of risks, including that (i) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; (ii) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (iii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of shareholders; (iv) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (v) the warrants or other rights with respect to the SPAC held by a fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) a fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (vii) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (viii) no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving a fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the fund believes is the SPAC interest's intrinsic value; and (ix) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.
Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger. The securities issued by a SPAC, which are typically traded either in the over-the-counter market or on an exchange, may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.
Stripped Securities
Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
U.S. Government Securities
U.S. government securities include securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by GNMA. Securities that are only supported by the credit of the issuing agency or instrumentality include those issued by Fannie Mae, the FHLBs and Freddie Mac.
Regulation of Commodity Interests

The CFTC has adopted regulations that subject registered investment companies and/or their investment advisors to regulation by the CFTC if the registered investment company invests more than a prescribed level of its NAV in commodity futures, options on commodities or commodity futures, swaps, or other financial instruments regulated under the CEA (“commodity interests”), or if the registered investment company markets itself as providing investment exposure to such commodity interests. The Advisor is registered as a CPO under the CEA and is a National Futures Association member firm; however, the Advisor does not act in the capacity of a registered CPO with respect to the funds.
Although the Advisor is a registered CPO and is a National Futures Association member firm, the Advisor has claimed an exemption from CPO registration pursuant to CFTC Rule 4.5 with respect to the funds. To remain eligible for this exemption, each fund must comply with certain limitations, including limits on trading in commodity interests, and restrictions on the manner in which the fund markets its commodity interests trading activities. These limitations may restrict a fund’s ability to pursue its investment strategy, increase the costs of implementing its strategy, increase its expenses and/or adversely affect its total return.

Please see “Government Regulation of Derivatives” for more information regarding governmental regulations of derivatives and similar transactions.
Hedging and Other Strategic Transactions

Hedging refers to protecting against possible changes in the market value of securities or other assets that a fund already owns or plans to buy or protecting unrealized gains in the fund. These strategies also may be used to gain exposure to a particular market. The hedging and other strategic transactions that may be used by a fund, but only if and to the extent that such transactions are consistent with its investment objective and policies, are described below:
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exchange-listed and OTC put and call options on securities, equity indices, volatility indices, financial futures contracts, currencies, fixed-income indices and other financial instruments;
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financial futures contracts (including stock index futures);
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interest rate transactions;*
•
currency transactions;**
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warrants and rights (including non-standard warrants and participatory risks);
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swaps (including interest rate, index, dividend, inflation, variance, equity, and volatility swaps, credit default swaps, swap options and currency swaps); and
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structured notes, including hybrid or “index” securities.
*
A fund’s interest rate transactions may take the form of swaps, caps, floors and collars.
**
A fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.
Hedging and other strategic transactions may be used for the following purposes:
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to attempt to protect against possible changes in the market value of securities held or to be purchased by a fund resulting from securities markets or currency exchange rate fluctuations;
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to protect a fund’s unrealized gains in the value of its securities;
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to facilitate the sale of a fund’s securities for investment purposes;
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to manage the effective maturity or duration of a fund’s securities;
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to establish a position in the derivatives markets as a method of gaining exposure to a particular geographic region, market, industry, issuer, or security; or
•
to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
To the extent that a fund uses hedging or another strategic transaction to gain, shift or manage exposure to a particular geographic region, market, industry, issuer, security, currency, or other asset, the fund will be exposed to the risks of investing in that asset as well as the risks inherent in the specific hedging or other strategic transaction used to gain such exposure.
For purposes of determining compliance with a fund’s investment policies, strategies and restrictions, the fund will generally consider the market value of derivative instruments, unless the nature of the derivative instrument warrants the use of the instrument’s notional value to more accurately reflect the economic exposure represented by the derivative position.
Because of the uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments and certain other instruments would constitute “qualifying income” to a RIC, no fund is permitted to invest in such instruments unless a subadvisor obtains prior written approval from the Trusts' CCO. The CCO, as a member of the Advisor’s Complex Securities Committee, evaluates with the committee the appropriateness of the investment.
General Characteristics of Options
Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Many hedging and other strategic transactions involving options are subject to the requirements outlined in the “Government Regulation of Derivatives” section.
Put Options.  A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. A fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving a fund the right to sell the instrument at the option exercise price. A fund will not sell put options if, as a result, more than 50% of the fund’s assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.
If, and to the extent authorized to do so, a fund may, for various purposes, purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts.

Risk of Selling Put Options.  In selling put options, a fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.
Call Options.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A fund’s purchase of a call option on an underlying instrument might be intended to protect a fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. If and to the extent authorized to do so, a fund may purchase and sell call options on securities (whether or not it holds the securities).
Partial Hedge or Income to a Fund.  If a fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by a fund or will increase a fund’s income. Similarly, the sale of put options also can provide fund gains.
Covering of Options.  All call options sold by a fund are subject to the requirements outlined in the “Government Regulation of Derivatives” section.
Risk of Selling Call Options.  Even though a fund will receive the option premium to help protect it against loss, a call option sold by a fund will expose it during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.
Exchange-listed Options.  Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (the “OCC”), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but also is applicable to other similar financial intermediaries.
OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under “Eurodollar Instruments”) are cash settled for the net amount, if any, by which the option is “in-the-money” at the time the option is exercised. “In-the-money” means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
A fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:
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insufficient trading interest in certain options;
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restrictions on transactions imposed by an exchange;
•
trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits;
•
interruption of the normal operations of the OCC or an exchange;
•
inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or
•
a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.
The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.
OTC Options.  OTC options are purchased from or sold to counterparties such as securities dealers or financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that a fund authorized to use OTC options generally will only enter into OTC options that have cash settlement provisions, although it will not be required to do so.
Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, a subadvisor must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met. A fund will enter into OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers,” or broker dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by a subadvisor. In the absence of a change in the current position of the SEC’s staff, OTC options purchased by a fund and the amount of the fund’s obligation pursuant to an OTC option sold by the fund (the cost of the sell-back plus the in-the-money amount, if any) will be deemed illiquid.

Types of Options That May Be Purchased.  A fund may purchase and sell call options on securities indices, currencies, and futures contracts, as well as on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.
General Characteristics of Futures Contracts and Options on Futures Contracts
A fund may trade financial futures contracts (including stock index futures contracts, which are described below) or purchase or sell put and call options on those contracts for the following purposes:
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as a hedge against anticipated interest rate, currency or market changes;
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for duration management;
•
for risk management purposes; and
•
to gain exposure to a securities market.
Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.
A fund will only engage in transactions in futures contracts and related options subject to complying with the Derivatives Rule. The Derivatives Rule requirements are outlined in the “Government Regulation of Derivatives” section. A fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code in order to maintain its qualification as a RIC for federal income tax purposes.
Margin.  Maintaining a futures contract or selling an option on a futures contract will typically require a fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (“initial margin”) that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (“variation margin”) may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.
Settlement.  Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.
Stock Index Futures
Definition.  A stock index futures contract (an “Index Future”) is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.
Uses of Index Futures.  Below are some examples of how a fund may use Index Futures:
•
In connection with a fund’s investment in equity securities, a fund may invest in Index Futures while a subadvisor seeks favorable terms from brokers to effect transactions in equity securities selected for purchase.
•
A fund also may invest in Index Futures when a subadvisor believes that there are not enough attractive equity securities available to maintain the standards of diversity and liquidity set for the fund’s pending investment in such equity securities when they do become available.
•
Through the use of Index Futures, a fund may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs that may be associated with investment in multiple issuers. This may permit a fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) that may result from increases or decreases in positions already held by a fund.
•
A fund also may invest in Index Futures in order to hedge its equity positions.
Hedging and other strategic transactions involving futures contracts , options on futures contracts and swaps will be purchased , sold or entered into primarily for bona fide hedging, risk management (including duration management) or appropriate portfolio management purposes, including gaining exposure to a particular securities market.
Options on Securities Indices and Other Financial Indices
A fund may purchase and sell call and put options on securities indices and other financial indices (“Options on Financial Indices”). In so doing, a fund may achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.
Description of Options on Financial Indices.  Options on Financial Indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement. By purchasing or selling Options on Financial Indices, a fund may achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.
Yield Curve Options
A fund also may enter into options on the “spread,” or yield differential, between two fixed-income securities, in transactions referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.
Yield curve options may be used for the same purposes as other options on securities. Specifically, a fund may purchase or write such options for hedging purposes. For example, a fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. A fund also may purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of a subadvisor, the fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by a fund will be “covered.” A call (or put) option is covered if a fund holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the fund’s net liability under the two options. Therefore, a fund’s liability for such a covered option is generally limited to the difference between the amounts of the fund’s liability under the option written by the fund less the value of the option held by it. Yield curve options also may be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations and are subject to the requirements outlined in the “Government Regulation of Derivatives” section. Yield curve options are traded OTC.
Currency Transactions
A fund may be authorized to engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain exposure to a currency without purchasing securities denominated in that currency, to facilitate the settlement of equity trades or to exchange one currency for another. If a fund enters into a currency hedging transaction, the fund will comply with the regulatory limitations outlined in the “Government Regulation of Derivatives” section. Currency transactions may include:
•
forward currency contracts;
•
exchange-listed currency futures contracts and options thereon;
•
exchange-listed and OTC options on currencies;
•
currency swaps; and
•
spot transactions (i.e., transactions on a cash basis based on prevailing market rates).
A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described under “Swap Agreements and Options on Swap Agreements.” A fund may enter into currency transactions only with counterparties that are deemed creditworthy by a subadvisor. Nevertheless, engaging in currency transactions will expose a fund to counterparty risk.
A fund’s dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps may be used for hedging and similar purposes, possibly including transaction hedging, position hedging, cross hedging and proxy hedging. A fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency, to shift exposure to foreign currency fluctuation from one country to another or to facilitate the settlement of equity trades. A fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by a subadvisor.
A fund also may engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed-upon foreign exchange rate on an agreed-upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed-upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed-upon forward exchange rate and the actual exchange rate when the transaction is completed.
Since a fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation to pay under the agreement. If the counterparty defaults, the fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the fund will succeed in pursuing contractual remedies. The fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.
In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, a fund could sustain losses on the non-deliverable forward transaction. A fund’s investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.
Transaction Hedging.  Transaction hedging involves entering into a currency transaction with respect to specific assets or liabilities of a fund, which generally will arise in connection with the purchase or sale of the portfolio securities or the receipt of income from them.
Position Hedging.  Position hedging involves entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency.
Cross Hedging.  A fund may be authorized to cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the fund has or in which the fund expects to have exposure.
Proxy Hedging.  To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a fund also may be authorized to engage in proxy hedging. Proxy hedging is often used when the currency to which a fund’s holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a fund’s securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the fund’s securities denominated in linked currencies.
Combined Transactions
A fund may be authorized to enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction usually will contain elements of risk that are present in each of its component transactions. Although a fund normally will enter into combined transactions to reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the fund’s investment objective.
Swap Agreements and Options on Swap Agreements
Among the hedging and other strategic transactions into which a fund may be authorized to enter are swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, currency exchange rates, and credit and event-linked swaps. To the extent that a fund may invest in foreign currency-denominated securities, it also may invest in currency exchange rate swap agreements.
A fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.
OTC swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to one or more years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a fund's investment objectives and general investment policies, a fund may be authorized to invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a fund may be required to pay a higher fee at each swap reset date.

A fund may be authorized to enter into options on swap agreements (“Swap Options”). A Swap Option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A fund also may be authorized to write (sell) and purchase put and call Swap Options.
Depending on the terms of the particular agreement, a fund generally will incur a greater degree of risk when it writes a Swap Option than it will incur when it purchases a Swap Option. When a fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a Swap Option, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. Most other types of swap agreements entered into by a fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the fund). A fund's use of swap agreements or Swap Options are subject to the regulatory limitations outlined in the “Government Regulation of Derivatives” section.
Whether a fund’s use of swap agreements or Swap Options will be successful in furthering its investment objective will depend on a subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because OTC swaps are two-party contracts and because they may have terms of greater than seven days, they may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on a fund by the Code may limit its ability to use swap agreements. Current regulatory initiatives, described below, and potential future regulation could adversely affect a fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A fund will not enter into a swap agreement with any single party if the net amount owed to the fund under existing contracts with that party would exceed 5% of the fund’s total assets.
Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, a swap transaction may be subject to a fund’s limitation on investments in illiquid securities.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that a subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for it. If a subadvisor attempts to use a swap as a hedge against, or as a substitute for, an investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the investment. This could cause substantial losses for the fund. While hedging strategies involving swap instruments can reduce the risk of loss, they also can reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments.
The swaps market was largely unregulated prior to the enactment of federal legislation known as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). Among other things, the Dodd-Frank Act sets forth a new regulatory framework for certain OTC derivatives, such as swaps, in which the funds may be authorized to invest. The Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants are now regulated as swap dealers and are, or will be, subject to certain minimum capital and margin requirements and business conduct standards. The statutory requirements of the Dodd-Frank Act are being implemented primarily through rules and regulations adopted by the SEC and/or the CFTC. There is a prescribed phase-in period during which most of the mandated rulemaking and regulations are being implemented, and temporary exemptions from certain rules and regulations have been granted so that current trading practices will not be unduly disrupted during the transition period.
As of the date of this SAI, central clearing is required only for certain market participants trading certain instruments, although central clearing for additional instruments is expected to be implemented by the CFTC until the majority of the swaps market is ultimately subject to central clearing. In addition, as described below, uncleared OTC swaps may be subject to regulatory collateral requirements that could adversely affect a fund’s ability to enter into swaps in the OTC market. These developments could cause a fund to terminate new or existing swap agreements, realize amounts to be received under such instruments at an inopportune time, or increase the costs associated with trading derivatives. Until the mandated rulemaking and regulations are implemented completely, it will not be possible to determine the complete impact of the Dodd-Frank Act and related regulations on the funds. Swap dealers, major market participants, and swap counterparties may also experience other new and/or additional regulations, requirements, compliance burdens, and associated costs. The Dodd-Frank Act and rules promulgated thereunder may exert a negative effect on a fund’s ability to meet its investment objective. The swap market could be disrupted or limited as a result of the legislation, and the new requirements may increase the cost of a fund’s investments and of doing business, which could adversely affect the fund’s ability to buy or sell OTC derivatives. Prudential regulators issued final rules that will require banks subject to their supervision to exchange variation and initial margin in respect of their obligations arising under uncleared swap agreements. The CFTC adopted similar rules that apply to CFTC-registered swap dealers that are not banks. Such rules generally require the funds to segregate additional assets in order to meet the new variation and initial margin requirements when they enter into uncleared swap agreements. The variation margin requirements are now effective and the initial margin requirements are being phased-in through 2022 based on average daily aggregate notional amount of covered swaps between swap dealers, and swap entities.
In addition, regulations adopted by prudential regulators require certain banks to include in a range of financial contracts, including derivative and short-term funding transactions terms delaying or restricting a counterparty’s default, termination and other rights in the event that the bank and/or its affiliates become subject to certain types of resolution or insolvency proceedings. The regulations could limit a fund’s ability to exercise a range of cross-default rights if its counterparty, or an affiliate of the counterparty, is subject to bankruptcy or similar proceedings. Such regulations could further negatively impact the funds’ use of derivatives.
Additional information about certain swap agreements that the funds may utilize is provided below.
Credit default swap agreements (“CDS”).  CDS may have as reference obligations one or more securities that are not currently held by a fund. The protection “buyer” in a CDS is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the CDS provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the CDS in exchange for an equal face amount of deliverable obligations of the reference entity described in the CDS, or the seller may be required to deliver the related net cash amount, if the CDS is cash settled. A fund may be either the buyer or seller in the transaction. If a fund is a buyer and no credit event occurs, the fund may recover nothing if the CDS is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the CDS in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a fund generally receives an upfront payment or a fixed rate of income throughout the term of the CDS, provided that there is no credit event. As the seller, a fund would effectively add leverage to the fund because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the CDS. If a fund enters into a CDS, the fund may be required to report the CDS as a “listed transaction” for tax shelter reporting purposes on the fund’s federal income tax return. If the IRS were to determine that the CDS is a tax shelter, a fund could be subject to penalties under the Code.
Credit default swap indices are indices that reflect the performance of a basket of credit default swaps and are subject to the same risks as CDS. The fund's return from investment in a credit default swap index may not match the return of the referenced index. Further, investment in a credit default swap index could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of the credit default swap index. If a referenced index has a dramatic intraday move that causes a material decline in the fund's net assets, the terms of the fund's credit default swap index may permit the counterparty to immediately close out the transaction. In that event, the fund may be unable to enter into another credit default swap index or otherwise achieve desired exposure, even if the referenced index reverses all or a portion of its intraday move.
A fund also may be authorized to enter into credit default swaps on index tranches. CDS on index tranches give the fund, as a seller of credit protection, the opportunity to take on exposures to specific segments of the CDS index default loss distribution. Each tranche has a different sensitivity to credit risk correlations among entities in the index. One of the main benefits of index tranches is higher liquidity. This has been achieved mainly through standardization, yet it is also due to the liquidity in the single-name CDS and CDS index markets. In contrast, possibly owing to the limited liquidity in the corporate bond market, securities referencing corporate bond indexes have not been traded actively.
CDS involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, CDS are subject to illiquidity risk, counterparty risk and credit risk. A fund will enter into CDS only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the CDS is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund’s obligations under a CDS will be accrued daily (offset against any amounts owing to the fund). A fund's ability to be a “buyer” or “seller” of CDS is subject to the regulatory limitations outlined in the “Government Regulation of Derivatives” section.
Dividend swap agreements.  A dividend swap agreement is a financial instrument where two parties contract to exchange a set of future cash flows at set dates in the future. One party agrees to pay the other the future dividend flow on a stock or basket of stocks in an index, in return for which the other party gives the first call options. Dividend swaps generally are traded OTC rather than on an exchange.
Inflation swap agreements.  An inflation swap agreement is a contract in which one party agrees to pay the cumulative percentage increase in a price index (e.g., the CPI with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used to protect a fund’s NAV against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if unexpected inflation increases.
Interest rate swap agreements.  An interest rate swap agreement involves the exchange of cash flows based on interest rate specifications and a specified principal amount, often a fixed payment for a floating payment that is linked to an interest rate. An interest rate lock specifies a future interest rate to be paid. In an interest rate cap, one party receives payments at the end of each period in which a specified interest rate on a specified principal amount exceeds an agreed-upon rate; conversely, in an interest rate floor, one party may receive payments if a specified interest rate on a specified principal amount falls below an agreed-upon rate. Caps and floors have an effect similar to buying or writing options. Interest rate collars involve selling a cap and purchasing a floor, or vice versa, to protect a fund against interest rate movements exceeding given minimum or maximum levels.
Total return swap agreements.  A total return swap agreement is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, by investing in total return commodity swaps, a fund will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.
Variance swap agreements.  Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount paid by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would receive a payment when the realized price variance of the underlying asset is greater than the strike price and would make a payment when that variance is less than the strike price. A payer of the realized price variance would make a payment when the realized price variance of the underlying asset is greater than the strike price and would receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.
Eurodollar Instruments
A fund may be authorized to invest in Eurodollar instruments which typically are dollar-denominated futures contracts or options on those contracts that are linked to LIBOR. In addition, foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.
Warrants and Rights
Warrants and rights generally give the holder the right to receive, upon exercise and prior to the expiration date, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of options on securities, as described in “General Characteristics of Options” above and elsewhere in this SAI. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit a fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the fund would otherwise wish.
Non-Standard Warrants and Participatory Notes.  From time to time, a fund may use non-standard warrants, including low exercise price warrants or low exercise price options (“LEPOs”), and participatory notes (“P-Notes”) to gain exposure to issuers in certain countries. LEPOs are different from standard warrants in that they do not give their holders the right to receive a security of the issuer upon exercise. Rather, LEPOs pay the holder the difference in price of the underlying security between the date the LEPO was purchased and the date it is sold. P-Notes are a type of equity-linked derivative that generally are traded OTC and constitute general unsecured contractual obligations of the banks, broker dealers or other financial institutions that issue them. Generally, banks and broker dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes that are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. The return on a P-Note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, and P-Notes present similar risks to investing directly in the underlying security. Additionally, LEPOs and P-Notes entail the same risks as other over-the-counter derivatives. These include the risk that the counterparty or issuer of the LEPO or P-Note may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Principal risks—Credit and Counterparty risk” in the Prospectus, as applicable, and “Risk of Hedging and Other Strategic Transactions” below. Additionally, while LEPOs or P-Notes may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a LEPO or P-Note will be willing to repurchase such instrument when a fund wishes to sell it.
Risk of Hedging and Other Strategic Transactions
Hedging and other strategic transactions are subject to special risks, including:
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possible default by the counterparty to the transaction;
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markets for the securities used in these transactions could be illiquid; and
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to the extent a subadvisor’s assessment of market movements is incorrect, the risk that the use of the hedging and other strategic transactions could result in losses to the fund.
Losses resulting from the use of hedging and other strategic transactions will reduce a fund’s NAV, and possibly income. Losses can be greater than if hedging and other strategic transactions had not been used.
Options and Futures Transactions.  Options transactions are subject to the following additional risks:
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option transactions could force the sale or purchase of portfolio securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause a fund to hold a security it might otherwise sell (in the case of a call option);
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calls written on securities that a fund does not own are riskier than calls written on securities owned by the fund because there is no underlying security held by the fund that can act as a partial hedge, and there also is a risk, especially with less liquid securities, that the securities may not be available for purchase; and
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options markets could become illiquid in some circumstances and certain OTC options could have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.
Futures transactions are subject to the following additional risks:
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the degree of correlation between price movements of futures contracts and price movements in the related securities position of a fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the fund’s position.
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futures markets could become illiquid. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.
Although a fund’s use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, it will tend to limit the potential gain that might result from an increase in value.
Currency Hedging.  In addition to the general risks of hedging and other strategic transactions described above, currency hedging transactions have the following risks:
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currency hedging can result in losses to a fund if the currency being hedged fluctuates in value to a degree or direction that is not anticipated;
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proxy hedging involves determining the correlation between various currencies. If a subadvisor’s determination of this correlation is incorrect, a fund’s losses could be greater than if the proxy hedging were not used; and
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foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.
Currency Futures Contracts and Options on Currency Futures Contracts.  Currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. In addition, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.
Risk Associated with Specific Types of Derivative Debt Securities.  Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage passthrough securities and sequential pay CMOs are subject to all of these risks, but typically are not leveraged. Thus, the magnitude of exposure may be less than for more leveraged mortgage-backed securities.
The risk of early prepayments is the primary risk associated with IOs, super floaters, other leveraged floating rate instruments and mortgage-backed securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.
Derivative debt securities include floating rate securities based on the COFI floaters, other “lagging rate” floating rate securities, capped floaters, mortgage-backed securities purchased at a discount, leveraged inverse floating rate securities, POs, certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not mortgage-backed securities, but are subject to extension risk resulting from the issuer’s failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the mortgage-backed securities described above and present an especially intense combination of prepayment, extension and interest rate risks.
PAC and TAC CMO bonds involve less exposure to prepayment, extension and interest rate risk than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or “collars.” To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risk associated with the underlying mortgage assets.
Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.
Risk of Hedging and Other Strategic Transactions Outside the United States
When conducted outside the United States, hedging and other strategic transactions will not only be subject to the risks described above, but also could be adversely affected by:
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foreign governmental actions affecting foreign securities, currencies or other instruments;
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less stringent regulation of these transactions in many countries as compared to the United States;
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the lack of clearing mechanisms and related guarantees in some countries for these transactions;
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more limited availability of data on which to make trading decisions than in the United States;

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delays in a fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States;
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the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and
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lower trading volume and liquidity.
Government Regulation of Derivatives
The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, effective August 19, 2022 (the “Compliance Date”), Rule 18f-4 under the 1940 Act (the “Derivatives Rule”) replaced the asset segregation regime of Investment Company Act Release No. 10666 (“Release 10666”) with a new framework for the use of derivatives by registered funds. As of the Compliance Date, the SEC rescinded Release 10666 and withdrew no-action letters and similar guidance addressing a fund’s use of derivatives and began requiring funds to satisfy the requirements of the Derivatives Rule. As a result, on or after the Compliance Date, the funds will no longer engage in “segregation” or “coverage” techniques with respect to derivatives transactions and will instead comply with the applicable requirements of the Derivatives Rule.
The Derivatives Rule mandates that a fund adopt and/or implement: (i) value-at-risk limitations (“VaR”); (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. In the event that a fund’s derivative exposure is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, it can elect to be classified as a limited derivatives user (“Limited Derivatives User”) under the Derivatives Rule, in which case the fund is not subject to the full requirements of the Derivatives Rule. Limited Derivatives Users are excepted from VaR testing, implementing a derivatives risk management program, and certain Board oversight and reporting requirements mandated by the Derivatives Rule. However, a Limited Derivatives User is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks.
The Derivatives Rule also provides special treatment for reverse repurchase agreements, similar financing transactions and unfunded commitment agreements. Specifically, a fund may elect whether to treat reverse repurchase agreements and similar financing transactions as “derivatives transactions” subject to the requirements of the Derivatives Rule or as senior securities equivalent to bank borrowings for purposes of Section 18 of the 1940 Act. Repurchase agreements are not subject to the Derivatives Rule, but are still subject to other provisions of the 1940 Act. In addition, when-issued or forward settling securities transactions that physically settle within 35-days are deemed not to involve a senior security.
Furthermore, it is possible that additional government regulation of various types of derivative instruments may limit or prevent a fund from using such instruments as part of its investment strategy in the future, which could negatively impact the fund. New position limits imposed on a fund or its counterparty may also impact the fund’s ability to invest in futures, options, and swaps in a manner that efficiently meets its investment objective.
Use of extensive hedging and other strategic transactions by a fund will require, among other things, that the fund post collateral with counterparties or clearinghouses, and/or are subject to the Derivatives Rule regulatory limitations as outlined above.
Futures Contracts and Options on Futures Contracts.  In the case of a futures contract, or an option on a futures contract, a fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.
Other Limitations
Subject to the limitations outlined in the “Government Regulation of Derivatives,” a fund will not maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions.
For purposes of this limitation, to the extent that a fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.
Investment Restrictions

A fund's investment restrictions are subject to, and may be impacted and limited by, the federal securities laws, rules and regulations, including the 1940 Act and Rule 18f-4 thereunder.
Disciplined Value Fund, Disciplined Value Mid Cap Fund, Global Shareholder Yield Fund, International Growth Fund, and U.S. Growth Fund
Fundamental Investment Restrictions
The following investment restrictions will not be changed with respect to any fund without the approval of a majority of the fund’s outstanding voting securities which, as used in the Prospectus and the SAI, means the approval by the lesser of: (1) the holders of 67% or more of such fund’s shares represented at a meeting if more than 50% of such fund’s outstanding shares are present in person or by proxy at that meeting; or (2) more than 50% of such fund’s outstanding shares. Unless otherwise noted, each investment restriction applies to each fund.

(1)
The fund may not borrow money except under the following circumstances: (i) the fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) the fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; and (iii) the fund may enter into transactions that are technically borrowings under the 1940 Act, because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that the fund’s custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions.
Under current pronouncements of the staff of the SEC, the above types of transactions are not treated as involving senior securities so long as and to the extent that the fund’s custodian earmarks and maintains liquid assets, such as cash, U.S. government securities or other appropriate assets equal in value to its obligations in respect of these transactions.
(2)
The fund may not engage in the business of underwriting securities issued by others, except to the extent that a fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.
(3)
The fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund’s ownership of securities.
(4)
The fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(5)
The fund may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(6)
The fund may not purchase or sell commodities or commodity contracts, except that the fund may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and the fund may purchase and sell futures contracts on foreign currencies and options on such futures contracts. The fund may also without limitation purchase and sell futures contracts, options on futures contracts, and options linked to commodities of all types, including physical commodities, and may enter into swap contracts and any other commodity-linked derivative instruments including those linked to physical commodities. Additionally, the fund may indirectly invest in commodities, including physical commodities, by investing in other investment companies and/or other investment vehicles that invest entirely or substantially in commodities and/or commodity-linked investments.
(7)
The fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(8)
Each of Disciplined Value Fund, Disciplined Value Mid Cap Fund, Global Shareholder Yield Fund, and International Growth Fund has elected to be treated as a diversified investment company, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
Non-Fundamental Investment Restrictions
The following restrictions are designated as non-fundamental and may be changed by the Board without shareholder approval.
JHF III will not take any of the following actions with respect to any fund or as indicated:
(1)
Buy or sell oil, gas, or other mineral leases, rights or royalty contracts.
(2)
Invest for the purpose of exercising control over or management of any company.
(3)
Invest more than 15% of net assets in illiquid securities. For this purpose, “illiquid securities” may include certain restricted securities under the federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements, and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for resales of securities acquired under Section 4(2) private placements) under the 1933 Act, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.
Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.
For so long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, each fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Board.
(4)
Pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 33 1/3% of the fund’s total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)

Diversified Real Assets Fund, Fundamental Equity Income Fund, Mid Cap Growth Fund, and Money Market Fund
There are two classes of investment restrictions to which a fund is subject in implementing its investment policies: (a) fundamental; and (b) non-fundamental. Fundamental restrictions may be changed only by a vote of the lesser of: (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares. Non-fundamental restrictions are subject to change by the Board without shareholder approval.
When submitting an investment restriction change to the holders of a fund’s outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to the fund if a majority of the outstanding voting securities of the fund votes for the approval of the matter, notwithstanding: (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by the matter; and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Trust as a whole.
Diversified Real Assets Fund
Fundamental Investment Restrictions
(1)
Concentration. The fund will not concentrate its investments in a particular industry or group of industries, as used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, except that it will be concentrated in the securities and other obligations of Real Asset Companies (as defined in the prospectus).
(2)
Borrowing. The fund will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(3)
Underwriting. The fund will not engage in the business of underwriting securities issued by others, except to the extent that the fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.
(4)
Real Estate. The fund will not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund’s ownership of securities.
(5)
Commodities. The fund will not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(6)
Loans. The fund will not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(7)
Senior Securities. The fund will not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
For purposes of fundamental restriction No. 7, purchasing securities on a when-issued, forward commitment or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.
(8)
Diversification. The fund has elected to be treated as a diversified investment company, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
Non-Fundamental Investment Restrictions
The fund will not:
(9)
Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, which are not readily marketable.
(10)
Make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the fund’s net assets would be: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) allocated to segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin. Short sales “against-the-box” are not subject to this limitation.
(11)
Pledge, hypothecate, mortgage or transfer (except as provided in restriction (7)) as security for indebtedness any securities held by the fund, except in an amount of not more than 10% of the value of the fund’s total assets and then only to secure borrowings permitted by restrictions (2) and (9). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.
For purposes of restriction (11), “other strategic transactions” can include short sales and derivative transactions intended for non-hedging purposes.
For purposes of Diversified Real Assets Fund’s fundamental investment restriction on concentration, the fund considers investment in the securities and other obligations of Real Asset Companies to be investment in a related group of industries.
Fundamental Equity Income Fund and Mid Cap Growth Fund
Fundamental Investment Restrictions
(1)
Concentration. The fund may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(2)
Diversification. The fund has elected to be treated as a diversified investment company, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(3)
Borrowing. The fund may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(4)
Underwriting. The fund may not engage in the business of underwriting securities issued by others, except to the extent that the fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.
(5)
Real Estate. The fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund’s ownership of securities.
(6)
Commodities. The fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(7)
Loans. A fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(8)
Senior Securities. A fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
For purposes of Fundamental Restriction No. 8, purchasing securities on a when-issued, forward commitment or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.
Non-Fundamental Investment Restrictions
The fund may not:
(9)
Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, which are not readily marketable.
(10)
Make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the fund's net assets would be: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) allocated to segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin. Short sales “against-the-box” are not subject to this limitation.
(11)
Pledge, hypothecate, mortgage or transfer (except as provided in restriction (8)) as security for indebtedness any securities held by the fund, except in an amount of not more than 33¹/3%* of the value of the fund’s total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.
For purposes of restriction (11), “other strategic transactions” can include short sales and derivative transactions intended for non-hedging purposes.
Money Market Fund
Fundamental Investment Restrictions
(1)
The fund may not borrow money in an amount in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes (except that it may enter into a reverse repurchase agreement within the limits described in the Prospectus or this SAI), or pledge, mortgage or hypothecate an amount of its assets (taken at market value) in excess of 15% of its total assets, in each case taken at the lower of cost or market value. For the purpose of this restriction, collateral arrangements with respect to options, futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margins are not considered a pledge of assets.
(2)
The fund may not engage in the business of underwriting securities issued by others, except to the extent that the fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.
(3)
The fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund’s ownership of securities.
(4)
The fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(5)
The fund has elected to be treated as a diversified investment company, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(6)
The fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(7)
The fund may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. For the elimination of doubt, this limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities and instruments issued by U.S. banks, including foreign branches of U.S. banks if the Advisor has determined that the U.S. bank unconditionally responsible for the payment obligations of the foreign branch.

(8)
The fund may not purchase or retain mineral leases, commodities or commodity contracts (except contracts for the future delivery of fixed income securities, stock index and currency futures and options on such futures) in the ordinary course of its business. The fund reserves the freedom of action to hold and to sell mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities.
Non-Fundamental Investment Restriction
The fund, in implementing its fundamental policy on diversification, will not consider a guarantee of a security to be a security of the guarantor, provided that the value of all securities issued or guaranteed by that guarantor, and owned by the fund, does not exceed 10% of the fund’s total assets. In determining the issuer of a security, each state and each political subdivision, agency, and instrumentality of each state and each multi state agency of which such state is a member is a separate issuer. Where securities are backed only by assets and revenues of a particular instrumentality, facility or subdivision, such entity is considered the issuer.
Additional Information Regarding Fundamental Restrictions
Concentration.  While the 1940 Act does not define what constitutes “concentration” in an industry, the staff of the SEC takes the position that any fund that invests more than 25% of its total assets in a particular industry (excluding the U.S. government, its agencies or instrumentalities) is deemed to be “concentrated” in that industry. With respect to a fund’s investment in loan participations, if any, the fund treats both the borrower and the financial intermediary under a loan participation as issuers for purposes of determining whether the fund has concentrated in a particular industry. For purposes of each fund's fundamental restriction regarding concentration, the fund will take into account the concentration policies of the underlying funds in which the fund invests.
Diversification. A diversified fund, as to at least 75% of the value of its total assets, generally may not, except with respect to government securities and securities of other investment companies, invest more than 5% of its total assets in the securities, or own more than 10% of the outstanding voting securities, of any one issuer. In determining the issuer of a municipal security, each state, each political subdivision, agency, and instrumentality of each state and each multi-state agency of which such state is a member is considered a separate issuer. In the event that securities are backed only by assets and revenues of a particular instrumentality, facility or subdivision, such entity is considered the issuer.
Borrowing.  The 1940 Act permits a fund to borrow money in amounts of up to one-third of its total assets, at the time of borrowing, from banks for any purpose (a fund’s total assets include the amounts being borrowed). To limit the risks attendant to borrowing, the 1940 Act requires a fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings, not including borrowings for temporary purposes in an amount not exceeding 5% of the value of its total assets. “Asset coverage” means the ratio that the value of a fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.
Commodities.  Under the federal securities and commodities laws, certain financial instruments such as futures contracts and options thereon, including currency futures, stock index futures or interest rate futures , and certain swaps, including currency swaps, interest rate swaps, swaps on broad-based securities indices, and certain credit default swaps, may, under certain circumstances, also be considered to be commodities. Nevertheless, the 1940 Act does not prohibit investments in physical commodities or contracts related to physical commodities. Funds typically invest in futures contracts and related options on these and other types of commodity contracts for hedging purposes, to implement tax or cash management strategies, or to enhance returns.
Loans.  Although the 1940 Act does not prohibit a fund from making loans, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.
Senior Securities.  “Senior securities” are defined as fund obligations that have a priority over a fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits a fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that a fund is permitted to borrow from a bank so long as, immediately after such borrowings, there is an asset coverage of at least 300% for all borrowings of the fund (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the fund’s total assets). In the event that such asset coverage falls below this percentage, a fund must reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%. The fundamental investment restriction regarding senior securities will be interpreted so as to permit collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin. The Derivatives Rule provides an exemption to enter into certain transactions deemed to be senior securities subject to compliance with the limitations outlined in “Government Regulation of Derivatives.”
Except with respect to the fundamental investment restriction on borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment’s percentage of the value of a fund’s total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the subadvisor’s assessment of the security), or change in the percentage of fund assets invested in certain securities or other instruments, or change in the average duration of a fund’s investment portfolio, resulting from market fluctuations or other changes in the fund’s total assets will not require the fund to dispose of an investment until the subadvisor determines that it is practicable to sell or close out the investment without undue market or tax consequences to the fund. In the event that rating services assign different ratings to the same security, the subadvisor will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the highest of the several assigned ratings.

Additional Investment Policies for Money Market Fund
Money Market Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less (unlike the fund’s dollar-weighted average maturity, the fund’s dollar-weighted average life is calculated without reference to the re-set dates of variable rate debt obligations held by the fund).
Money Market Fund intends to hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of the fund’s obligations under Section 22(e) of the 1940 Act and any commitments the fund has made to shareholders. Money Market Fund will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An “illiquid security” is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund. In addition, Money Market Fund will hold sufficiently liquid securities to meet the following daily and weekly standards: (a) the fund will not acquire any security other than cash, U.S. government securities, or securities convertible to cash within one business day (“Daily Liquid Assets”) if, immediately after the acquisition, the fund would have invested less than 10% of its total assets in Daily Liquid Assets; and (b) the fund will not acquire any security other than cash, U.S. government securities, securities convertible to cash within five business days, or government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by Congress that: (a) are issued at a discount to the principal amount to be repaid at maturity; and (b) have a remaining maturity date of 60 days or less (“Weekly Liquid Assets”) if, immediately after the acquisition, the fund would have invested less than 30% of its total assets in Weekly Liquid Assets.
Investment Policies that May Be Changed Only on 60 Days’ Notice to Shareholders
In order to comply with Rule 35d-1 under the 1940 Act, the 80% investment policy for each of Disciplined Value Mid Cap Fund, Diversified Real Assets Fund, Fundamental Equity Income Fund, International Growth Fund, Mid Cap Growth Fund, and U.S. Growth Fund is subject to change only upon at least 60 days’ prior written notice to shareholders. Refer to the applicable Prospectus for each fund’s “Principal investment strategies.”
Portfolio Turnover

The annual rate of portfolio turnover will normally differ for each fund and may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the fund. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal period by the monthly average of the value of the fund’s portfolio securities. (Excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less). No portfolio turnover rate can be calculated for Money Market Fund due to the short maturities of the instruments purchased. Portfolio turnover rates can change from year to year due to various factors, including among others, portfolio adjustments made in response to market conditions.
The portfolio turnover rates for the funds (other than Money Market Fund) for the fiscal periods ended March 31, 2023 and March 31, 2022 were as follows:
Fund	2023 (%)	2022 (%)
Disciplined Value Fund	43	38
Disciplined Value Mid Cap Fund	41	26
Diversified Real Assets Fund	60	49
Fundamental Equity Income Fund[1]	26	-
Global Shareholder Yield Fund	28	24
International Growth Fund	77	78
Mid Cap Growth Fund	102	69[2]
U.S. Growth Fund	103	91
1
The fund commenced operations on June 28, 2022.
2
Fiscal period from September 1, 2021 to March 31, 2022. The fund commenced operations on October 18, 2021. The fiscal period ended March 31, 2022 includes the historical operating results of the predecessor fund for the period ended September 1 through October 15, 2021.
Those Responsible for Management

The business of the Trusts, each an open-end management investment company, is managed by the Board, including certain Trustees who are not “interested persons” (as defined in the 1940 Act) of the funds or the Trusts (the “Independent Trustees”). The Trustees elect officers who are responsible for the day-to-day operations of the funds or the Trusts and who execute policies formulated by the Trustees. Several of the Trustees and officers of the Trusts also are officers or directors of the Advisor or the Distributor. Each Trustee oversees all of the funds and other funds in the John Hancock Fund Complex (as defined below).
The tables below present certain information regarding the Trustees and officers of the Trusts, including their principal occupations which, unless specific dates are shown, are of at least five years’ duration. In addition, the tables include information concerning other directorships held by each

Trustee in other registered investment companies or publicly traded companies. Information is listed separately for each Trustee who is an “interested person” (as defined in the 1940 Act) of the Trusts (each a “Non-Independent Trustee”) and the Independent Trustees. As of March 31, 2023, the “John Hancock Fund Complex” consisted of 186 funds (including separate series of series mutual funds). Each Trustee has been elected to serve on the Board. Each of William H. Cunningham, Grace K. Fey, Deborah C. Jackson, Hassell H. McClellan, Steven R. Pruchansky, and Gregory A. Russo was most recently elected to serve on the Board at a shareholder meeting held on November 15, 2012. Each of Andrew G. Arnott, James R. Boyle, Noni L. Ellison, Dean C. Garfield, Patricia Lizarraga, Paul Lorentz, and Frances G. Rathke was most recently elected to serve on the Board at a shareholder meeting held on September 9, 2022. The address of each Trustee and officer of the Trusts is 200 Berkeley Street, Boston, Massachusetts 02116.
Name (Birth Year)	Current Position(s) with the Trusts[1]	Principal Occupation(s) and Other Directorships During the Past 5 Years	Number of Funds in John Hancock Fund Complex Overseen by Trustee
Non-Independent Trustees
Andrew G. Arnott[2] (1971)	Trustee, each Trust (since 2017)
Global Head of Retail for Manulife (since 2022); Head of Wealth and
Asset Management, United States and Europe, for John Hancock and
Manulife (2018-2023); Director and Chairman, John Hancock
Investment Management LLC (since 2005, including prior positions);
Director and Chairman, John Hancock Variable Trust Advisers LLC
(since 2006, including prior positions); Director and Chairman, John
Hancock Investment Management Distributors LLC (since 2004,
including prior positions); President of various trusts within the John
Hancock Fund Complex (2007-2023, including prior positions).
Trustee of various trusts within the John Hancock Fund Complex (since
2017).
			184
Paul Lorentz[2] (1968)	Trustee, each Trust (since 2022)	Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).	183
1
Because each  Trust is not required to and does not hold regular annual shareholder meetings, each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified or until he or she dies, retires, resigns, is removed or becomes disqualified. Trustees may be removed from the Trust (provided the aggregate number of Trustees after such removal shall not be less than one) with cause or without cause, by the action of two-thirds of the remaining Trustees or by action of two-thirds of the outstanding shares of the Trust.
2
The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain of its affiliates.
Name (Birth Year)	Current Position(s) with the Trusts[1]	Principal Occupation(s) and Other Directorships During the Past 5 Years	Number of Funds in John Hancock Fund Complex Overseen by Trustee
Independent Trustees
James R. Boyle (1959)	Trustee, each Trust (2005–2010, 2012–2014, and since 2015)	Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).	183
William H. Cunningham (1944)	Trustee, Current Interest and Investment Trust (since 1986); Trustee, John Hancock Funds III (since 2006)	Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).	184

Name (Birth Year)	Current Position(s) with the Trusts[1]	Principal Occupation(s) and Other Directorships During the Past 5 Years	Number of Funds in John Hancock Fund Complex Overseen by Trustee
Independent Trustees
Noni L. Ellison (1971)	Trustee, each Trust (since 2022)
Senior Vice President, General Counsel & Corporate Secretary,
Tractor Supply Company (rural lifestyle retailer) (since 2021);
General Counsel, Chief Compliance Officer & Corporate
Secretary, Carestream Dental, L.L.C. (2017–2021); Associate
General Counsel & Assistant Corporate Secretary, W.W. Grainger,
Inc. (global industrial supplier) (2015–2017); Board Member,
Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021);
Board Member, Howard University School of Law Board of Visitors
(since 2021); Board Member, University of Chicago Law School
Board of Visitors (since 2016); Board member, Children’s
Healthcare of Atlanta Foundation Board (2021–present).
Trustee of various trusts within the John Hancock Fund Complex
(since 2022).
			183
Grace K. Fey (1946)	Trustee, each Trust (since 2012)	Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).	186
Dean C. Garfield (1968)	Trustee, each Trust (since 2022)	Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017). Trustee of various trusts within the John Hancock Fund Complex (since 2022).	183
Deborah C. Jackson (1952)	Trustee, each Trust (since 2008)
President, Cambridge College, Cambridge, Massachusetts (since
2011); Board of Directors, Amwell Corporation (since 2020);
Board of Directors, Massachusetts Women’s Forum
(2018–2020); Board of Directors, National Association of
Corporate Directors/New England (2015–2020); Chief Executive
Officer, American Red Cross of Massachusetts Bay (2002–2011);
Board of Directors of Eastern Bank Corporation (since 2001);
Board of Directors of Eastern Bank Charitable Foundation (since
2001);   Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare
(health benefits company) (2007–2011).
Trustee of various trusts within the John Hancock Fund Complex
(since 2008).
			185
Patricia Lizarraga (1966)	Trustee, each Trust (since 2022)	Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2022).	183

Name (Birth Year)	Current Position(s) with the Trusts[1]	Principal Occupation(s) and Other Directorships During the Past 5 Years	Number of Funds in John Hancock Fund Complex Overseen by Trustee
Independent Trustees
Hassell H. McClellan (1945)	Trustee, Current Interest and Investment Trust (since 2012), Trustee, John Hancock Funds III (2005–2006 and since 2012); Chairperson of the Board, each Trust (since 2017)	Director/Trustee, Virtus Funds (2008–2020); Director, The Barnes Group (2010–2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.	186
Steven R. Pruchansky (1944)	Trustee, Current Interest and Investment Trust (since 1994); Trustee, John Hancock Funds III (since 2006); Vice Chairperson of the Board, each Trust (since 2012)
Managing Director, Pru Realty (since 2017); Chairman and Chief
Executive Officer, Greenscapes of Southwest Florida, Inc.
(2014–2020); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Member, Board of Advisors,
First American Bank (until 2010); Managing Director, Jon James,
LLC (real estate) (since 2000); Partner, Right Funding, LLC
(2014–2017); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).
Trustee (since 1992), Chairperson of the Board (2011–2012),
and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
			183
Frances G. Rathke (1960)	Trustee, each Trust (since 2020)	Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003–retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).	183
Gregory A. Russo (1949)	Trustee, Current Interest and Investment Trust (since 2009); Trustee, John Hancock Funds III (since 2008)	Director and Audit Committee Chairman (2012–2020), and Member, Audit Committee and Finance Committee (2011–2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012–2018), and Finance Committee Chairman (2014–2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).	183
1
Because each  Trust is not required to and does not hold regular annual shareholder meetings, each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified or until he or she dies, retires, resigns, is removed or becomes disqualified. Trustees may be removed from the Trust (provided the aggregate number of Trustees after such removal shall not be less than one) with cause or without cause, by the action of two-thirds of the remaining Trustees or by action of two-thirds of the outstanding shares of the Trust.
Principal Officers who are not Trustees
The following table presents information regarding the current principal officers of the Trusts who are not Trustees, including their principal occupations which, unless specific dates are shown, are of at least five years’ duration. Each of the officers is an affiliated person of the Advisor. All of the officers listed are officers or employees of the Advisor or its affiliates. All of the officers also are officers of all of the other funds for which the Advisor serves as investment advisor.

Name (Birth Year)	Current Position(s) with the Trusts[1]	Principal Occupation(s) During the Past 5 Years
Kristie M. Feinberg (1975)	President (since 2023)
Head of Wealth & Asset Management, U.S. and Europe, for John Hancock and Manulife
(since 2023); CFO and Global Head of Strategy, Manulife Investment Management
(2021–2023, including prior positions); CFO Americas & Global Head of Treasury, Invesco,
Ltd., Invesco US (2019–2020, including prior positions); Senior Vice President, Corporate
Treasurer and Business Controller, OppenheimerFunds (2001–2019, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2023).

Charles A. Rizzo (1957)	Chief Financial Officer (since 2007)
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John
Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since
2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex
(since 2007).

Salvatore Schiavone (1965)	Treasurer (since 2010)
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President,
John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC
(since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since
2007, including prior positions).

Christopher (Kit) Sechler (1973)	Secretary and Chief Legal Officer (since 2018)
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since
2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock
Investment Management; Assistant Secretary of John Hancock Investment Management
LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and
Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).

Trevor Swanberg (1979)	Chief Compliance Officer (since 2020)
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock
Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock
Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020);
Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John
Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global
Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock
Fund Complex (since 2016, including prior positions).

1
Each officer holds office for an indefinite term until his or her successor is duly elected and qualified or until he or she dies, retires, resigns, is removed or becomes disqualified.
Additional Information about the Trustees
In addition to the description of each Trustee’s Principal Occupation(s) and Other Directorships set forth above, the following provides further information about each Trustee’s specific experience, qualifications, attributes or skills with respect to each Trust. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.
The Board believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills and expertise. Each Trustee has experience as a Trustee of the Trusts as well as experience as a Trustee of other John Hancock funds. It is the Trustees’ belief that this allows the Board, as a whole, to oversee the business of the funds and the other funds in the John Hancock Fund Complex in a manner consistent with the best interests of the funds' shareholders. When considering potential nominees to fill vacancies on the Board, and as part of its annual self-evaluation, the Board reviews the mix of skills and other relevant experiences of the Trustees.
Independent Trustees
James R. Boyle –  Mr. Boyle has high-level executive, financial, operational, governance, regulatory and leadership experience in the financial services industry, including in the development and management of registered investment companies, variable annuities, retirement and insurance products. Mr. Boyle is the former President and CEO of a large international fraternal life insurance company and is the former President and CEO of multi-line life insurance and financial services companies. Mr. Boyle began his career as a Certified Public Accountant with Coopers & Lybrand.
William H. Cunningham –  Mr. Cunningham has management and operational oversight experience as a former Chancellor and President of a major university. Mr. Cunningham regularly teaches a graduate course in corporate governance at the law school and at the Red McCombs School of Business at The University of Texas at Austin. He also has oversight and corporate governance experience as a current and former director of a number of operating companies, including an insurance company.
Noni L. Ellison –  As a senior vice president, general counsel, and corporate secretary with over 25 years of executive leadership experience, Ms. Ellison has extensive management and business expertise in legal, regulatory, compliance, operational, quality assurance, international, finance and governance matters.

Grace K. Fey –  Ms. Fey has significant governance, financial services, and asset management industry expertise based on her extensive non-profit board experience, as well as her experience as a consultant to non-profit and corporate boards, and as a former director and executive of an investment management firm.
Dean C. Garfield –  As a former president and chief executive officer of a leading industry organization and current vice-president of a leading international company, Mr. Garfield has significant global executive operational, governance, regulatory, and leadership experience. He also has experience as a leader overseeing and implementing global public policy matters including strategic initiatives.
Deborah C. Jackson –  Ms. Jackson has leadership, governance, management, and operational oversight experience as the lead director of a large bank, president of a college, and as the former chief executive officer of a major charitable organization. She also has expertise in financial services matters and oversight and corporate governance experience as a current and former director of various other corporate organizations, including an insurance company, a regional stock exchange, a telemedicine company, and non-profit entities.
Patricia Lizarraga –  Through her current positions as an independent board director, audit committee chair, and chief executive officer of an investment advisory firm, Ms. Lizarraga has expertise in financial services and investment matters, and operational and risk oversight. As former governance committee chair, Ms. Lizarraga has a strong understanding of corporate governance and the regulatory frameworks of the investment management industry.
Hassell H. McClellan –  As a former professor of finance and policy in the graduate management department of a major university, a director of a public company, and as a former director of several privately held companies, Mr. McClellan has experience in corporate and financial matters. He also has experience as a director of other investment companies not affiliated with the Trusts.
Steven R. Pruchansky –  Mr. Pruchansky has entrepreneurial, executive and financial experience as a senior officer and chief executive of business in the retail, service and distribution companies and a current and former director of real estate and banking companies.
Frances G. Rathke –  Through her former positions in senior financial roles, as a former Certified Public Accountant, and as a consultant on strategic and financial matters, Ms. Rathke has experience as a leader overseeing, conceiving, implementing, and analyzing strategic and financial growth plans, and financial statements. Ms. Rathke also has experience in the auditing of financial statements and related materials. In addition, she has experience as a director of various organizations, including a publicly traded company and a non-profit entity.
Gregory A. Russo –  As a retired Certified Public Accountant, Mr. Russo served as a partner and Global Vice Chairman in a major independent registered public accounting firm, as well as a member of its geographic boards of directors and International Executive Team. As a result of Mr. Russo’s diverse global responsibilities, he possesses accounting, finance and executive operating experience.
Non-Independent Trustees
Andrew G. Arnott –  Through his positions as Global Head of Retail for Manulife; Director and Chairman of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC; Director and Chairman of John Hancock Investment Management Distributors LLC; and Trustee of the John Hancock Fund Complex, Mr. Arnott has experience in the management of investments, registered investment companies, variable annuities and retirement products, enabling him to provide management input to the Board.
Paul Lorentz –  Through his position as the Global Head of Manulife Wealth and Asset Management, Mr. Lorentz has experience with retirement, retail and asset management solutions offered by Manulife worldwide, enabling him to provide management input to the Board.
Duties of Trustees; Committee Structure
Each Trust is organized as a Massachusetts business trust. Under each Declaration of Trust, the Trustees are responsible for managing the affairs of the Trust, including the appointment of advisors and subadvisors. Each Trustee has the experience, skills, attributes or qualifications described above (see “Principal Occupation(s) and Other Directorships” and “Additional Information about the Trustees” above). The Board appoints officers who assist in managing the day-to-day affairs of the Trusts. The Board met five times during the fiscal year ended March 31, 2023.
The Board has appointed an Independent Trustee as Chairperson. The Chairperson presides at meetings of the Trustees and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairperson participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also acts as a liaison with the funds' management, officers, attorneys, and other Trustees generally between meetings. The Chairperson may perform such other functions as may be requested by the Board from time to time. The Board also has designated a Vice Chairperson to serve in the absence of the Chairperson. Except for any duties specified in this SAI or pursuant to a Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of a Trustee as Chairperson or Vice Chairperson does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairperson. The Board also may designate working groups or ad hoc committees as it deems appropriate.
The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board considers leadership by an Independent Trustee as Chairperson to be integral to promoting effective independent oversight of the funds' operations and meaningful representation of the shareholders’ interests, given the specific characteristics and circumstances of the funds. The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the funds' shareholders. Nevertheless, the Board also believes that having interested persons serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, helpful elements in its decision-making process. In addition, the Board believes that Messrs. Arnott, Boyle, and Lorentz as current or former senior executives of the Advisor and the Distributor (or of their parent company, MFC), and of other affiliates of the Advisor and the Distributor, provide the Board with the perspective of the Advisor and the Distributor in managing and sponsoring all of each Trust’s series. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of a Trust.
Board Committees
The Board has established an Audit Committee; Compliance Committee; Contracts, Legal & Risk Committee; Nominating and Governance Committee; and Investment Committee. The current membership of each committee is set forth below.
Audit Committee.  The Board has a standing Audit Committee composed solely of Independent Trustees (Mr. Cunningham and Mses. Lizarraga and Rathke). Ms. Rathke serves as Chairperson of this Committee. This Committee reviews the internal and external accounting and auditing procedures of the Trusts and, among other things, considers the selection of an independent registered public accounting firm for each Trust, approves all significant services proposed to be performed by its independent registered public accounting firm and considers the possible effect of such services on its independence. Ms. Rathke has been designated by the Board as an “audit committee financial expert,” as defined in SEC rules. This Committee met four times during the fiscal year ended March 31, 2023.
Compliance Committee.  The Board also has a standing Compliance Committee (Ms. Fey, Mr. Garfield and Ms. Jackson). Ms. Fey serves as Chairperson of this Committee. This Committee reviews and makes recommendations to the full Board regarding certain compliance matters relating to the Trusts. This Committee met four times during the fiscal year ended March 31, 2023.
Contracts, Legal & Risk Committee.  The Board also has a standing Contracts, Legal & Risk Committee (Mr. Boyle, Ms. Ellison, and Messrs. Pruchansky and Russo). Mr. Russo serves as Chairperson of this Committee. This Committee oversees the initiation, operation, and renewal of the various contracts between the Trust and other entities. These contracts include advisory and subadvisory agreements, custodial and transfer agency agreements and arrangements with other service providers. The Committee also reviews the significant legal affairs of the funds, as well as any significant regulatory and legislative actions or proposals affecting or relating to the funds or their service providers. The Committee also assists the Board in its oversight role with respect to the processes pursuant to which the Advisor and the subadvisors identify, manage and report the various risks that affect or could affect the funds. This Committee met four times during the fiscal year ended March 31, 2023.
Nominating and Governance Committee.  The Board also has a Nominating and Governance Committee composed of all of the Independent Trustees. This Committee will consider nominees recommended by Trust shareholders. Nominations should be forwarded to the attention of the Secretary of the Trust at 200 Berkeley Street, Boston, Massachusetts 02116. Any shareholder nomination must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), in order to be considered by this Committee. This Committee met five times during the fiscal year ended March 31, 2023.
Investment Committee.  The Board also has an Investment Committee composed of all of the Trustees. The Investment Committee has four subcommittees with the Trustees divided among the four subcommittees (each an “Investment Sub-Committee”). Ms. Jackson and Messrs. Boyle, Cunningham, and Pruchansky serve as Chairpersons of the Investment Sub-Committees. Each Investment Sub-Committee reviews investment matters relating to a particular group of funds in the John Hancock Fund Complex and coordinates with the full Board regarding investment matters. The Investment Committee met five times during the fiscal year ended March 31, 2023.
Annually, the Board evaluates its performance and that of its Committees, including the effectiveness of the Board’s Committee structure.
Risk Oversight
As registered investment companies, the funds are subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. As a part of its overall activities, the Board oversees the funds' risk management activities that are implemented by the Advisor, the funds' CCO and other service providers to the funds. The Advisor has primary responsibility for the funds' risk management on a day-to-day basis as a part of its overall responsibilities. Each fund's subadvisor, subject to oversight of the Advisor, is primarily responsible for managing investment and financial risks as a part of its day-to-day investment responsibilities, as well as operational and compliance risks at its firm. The Advisor and the CCO also assist the Board in overseeing compliance with investment policies of the funds and regulatory requirements and monitor the implementation of the various compliance policies and procedures approved by the Board as a part of its oversight responsibilities.
The Advisor identifies to the Board the risks that it believes may affect the funds and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various Committees as described below. Each Committee meets at least quarterly and presents reports to the Board, which may prompt further discussion of issues concerning the oversight of the funds' risk management. The Board as a whole also reviews written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the Committee process.
The Board has established an Investment Committee, which consists of four Investment Sub-Committees. Each Investment Sub-Committee assists the Board in overseeing the significant investment policies of the relevant funds and the performance of their subadvisors. The Advisor monitors these policies and subadvisor activities and may recommend changes in connection with the funds to each relevant Investment Sub-Committee in response to subadvisor requests or other circumstances. On at least a quarterly basis, each Investment Sub-Committee reviews reports from the Advisor regarding the relevant funds' investment performance, which include information about investment and financial risks and how they are managed, and from the CCO or his/her designee regarding subadvisor compliance matters. In addition, each Investment Sub-Committee meets periodically with the portfolio managers of the funds' subadvisors to receive reports regarding management of the funds, including with respect to risk management processes.
The Audit Committee assists the Board in reviewing with the independent auditors, at various times throughout the year, matters relating to the funds' financial reporting. In addition, this Committee oversees the process of each fund’s valuation of its portfolio securities, assisted by the Advisor's Pricing Committee (composed of officers of the Advisor), which calculates fair value determinations pursuant to procedures established by the Advisor and adopted by the Board.
The Compliance Committee assists the Board in overseeing the activities of the Trusts' CCO with respect to the compliance programs of the funds, the Advisor, the subadvisors, and certain of the funds' other service providers (the Distributor and transfer agent). This Committee and the Board receive and consider periodic reports from the CCO throughout the year, including the CCO’s annual written report, which, among other things, summarizes material compliance issues that arose during the previous year and any remedial action taken to address these issues, as well as any material changes to the compliance programs.
The Contracts, Legal & Risk Committee assists the Board in its oversight role with respect to the processes pursuant to which the Advisor and the subadvisors identify, assess, manage and report the various risks that affect or could affect the funds. This Committee reviews reports from the funds' Advisor on a periodic basis regarding the risks facing the funds, and makes recommendations to the Board concerning risks and risk oversight matters as the Committee deems appropriate. This Committee also coordinates with the other Board Committees regarding risks relevant to the other Committees, as appropriate.
In addressing issues regarding the funds' risk management between meetings, appropriate representatives of the Advisor communicate with the Chairperson of the Board, the relevant Committee Chair, or the Trusts' CCO, who is directly accountable to the Board. As appropriate, the Chairperson of the Board, the Committee Chairs and the Trustees confer among themselves, with the Trusts' CCO, the Advisor, other service providers, external fund counsel, and counsel to the Independent Trustees, to identify and review risk management issues that may be placed on the full Board’s agenda and/or that of an appropriate Committee for review and discussion.
In addition, in its annual review of the funds' advisory, subadvisory and distribution agreements, the Board reviews information provided by the Advisor, the subadvisors and the Distributor relating to their operational capabilities, financial condition, risk management processes and resources.
The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.
The Advisor also has its own, independent interest in risk management. In this regard, the Advisor has appointed a Risk and Investment Operations Committee, consisting of senior personnel from each of the Advisor’s functional departments. This Committee reports periodically to the Board and the Contracts, Legal & Risk Committee on risk management matters. The Advisor’s risk management program is part of the overall risk management program of John Hancock, the Advisor’s parent company. John Hancock’s Chief Risk Officer supports the Advisor’s risk management program, and at the Board’s request will report on risk management matters.
Compensation of Trustees
Trustees are reimbursed for travel and other out-of-pocket expenses. Each Independent Trustee receives in the aggregate from the Trusts and the other open-end funds in the John Hancock Fund Complex an annual retainer of $285,000, a fee of $22,000 for each regular meeting of the Trustees (in person or via videoconference or teleconference) and a fee of $5,000 for each special meeting of the Trustees (in person or via videoconference or teleconference). The Chairperson of the Board receives an additional retainer of $205,000. The Vice Chairperson of the Board receives an additional retainer of $20,000. The Chairperson of each of the Audit Committee, Compliance Committee, and Contracts, Legal & Risk Committee receives an additional $40,000 retainer. The Chairperson of each Investment Sub-Committee receives an additional $20,000 retainer.
The following table provides information regarding the compensation paid by each Trust and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services during the fiscal year ended March 31, 2023.
Compensation Table1
Name of Trustee	Total Compensation from JHF III ($)	Total Compensation from Current Interest ($)	Total Compensation from Investment Trust ($)	Total Compensation from the Trusts and the John Hancock Fund Complex ($)[2]
Independent Trustees
James R. Boyle	72,624	2,081	34,995	460,000
Peter S. Burgess[3]	38,906	1,072	18,590	245,500
William H. Cunningham	72,624	2,081	34,995	572,500
Noni L. Ellison[4]	60,128	1,711	29,151	386,000
Grace K. Fey	76,105	2,183	36,675	658,750

Name of Trustee	Total Compensation from JHF III ($)	Total Compensation from Current Interest ($)	Total Compensation from Investment Trust ($)	Total Compensation from the Trusts and the John Hancock Fund Complex ($)[2]
Dean C. Garfield[4]	60,128	1,711	29,151	386,000
Deborah C. Jackson	72,624	2,081	34,995	526,250
Patricia Lizarraga[4]	60,128	1,711	29,151	386,000
Hassell H. McClellan	98,828	2,859	47,640	827,250
Steven R. Pruchansky	70,908	2,031	34,166	450,000
Frances G. Rathke	72,624	2,080	34,993	460,000
Gregory A. Russo	74,390	2,133	35,846	470,000
Non-Independent Trustees
Andrew G. Arnott	0	0	0	0
Marianne Harrison[5]	0	0	0	0
Paul Lorentz[4]	0	0	0	0
1
The Trust does not have a pension or retirement plan for any of its Trustees or officers.
2
There were approximately 186 series in the John Hancock Fund Complex as of March 31, 2023.
3
Mr. Burgess retired as Trustee effective as of December 31, 2022.
4
Elected to serve as Trustee effective as of September 9, 2022.
5
Ms. Harrison retired as Trustee as of May 1, 2023.
Trustee Ownership of Shares of the Funds
The table below sets forth the dollar range of the value of the shares of each fund, and the dollar range of the aggregate value of the shares of all funds in the John Hancock Fund Complex overseen by a Trustee, owned beneficially by the Trustees as of December 31, 2022. For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Trustees may own shares beneficially through group annuity contracts. Exact dollar amounts of securities held are not listed in the table. Rather, dollar ranges are identified.
Trust/Funds	Disciplined Value Fund	Disciplined Value Mid Cap Fund	Fundamental Equity Income[1]	Diversified Real Assets Fund	Global Shareholder Yield Fund
Independent Trustees
James R. Boyle	None	None	None	None	None
William H. Cunningham	None	None	None	None	None
Noni L. Ellison[2]	None	None	None	None	None
Grace K. Fey	None	None	None	None	None
Dean C. Garfield[2]	None	None	None	None	None
Deborah C. Jackson	$10,001 - $50,000	None	None	None	None
Patricia Lizarraga[2]	None	None	None	None	None
Hassell H. McClellan	None	None	None	None	None
Steven R. Pruchansky	$10,001 - $50,000	None	None	None	None
Frances G. Rathke	None	None	None	None	None
Gregory A. Russo	$50,001 - $100,000	$50,001 - $100,000	None	None	None
Non-Independent Trustees
Andrew G. Arnott	Over $100,000	None	None	None	None
Paul Lorentz[2]	None	None	None	None	None

Trust/Funds	International Growth Fund	Mid Cap Growth Fund	Money Market Fund	U.S. Growth Fund	Total – John Hancock Fund Complex
Independent Trustees
James R. Boyle	None	None	None	None	Over $100,000

Trust/Funds	International Growth Fund	Mid Cap Growth Fund	Money Market Fund	U.S. Growth Fund	Total – John Hancock Fund Complex
William H. Cunningham	None	None	None	None	Over $100,000
Noni L. Ellison[2]	None	None	None	None	None
Grace K. Fey	None	None	None	None	Over $100,000
Dean C. Garfield[2]	None	None	None	None	None
Deborah C. Jackson	None	None	None	$10,001 - $50,000	Over $100,000
Patricia Lizarraga[2]	None	None	None	None	None
Hassell H. McClellan	None	None	None	None	Over $100,000
Steven R. Pruchansky	$10,001 - $50,000	None	None	$50,001 - $100,000	Over $100,000
Frances G. Rathke	None	None	None	None	Over $100,000
Gregory A. Russo	None	None	None	None	Over $100,000
Non-Independent Trustees
Andrew G. Arnott	None	None	None	None	Over $100,000
Paul Lorentz[2]	None	None	None	None	None
1
The fund commenced operations on June 28, 2022.
2
Elected to serve as Trustee effective as of September 9, 2022.
Shareholders of The FUNDS

As of July 3, 2023, all the Class 1 shares of International Growth Fund were held by JHLICO U.S.A. and JHLICO New York on behalf of certain of their separate accounts that are used to fund group annuity contracts issued to qualified retirement plans and that are not registered under the 1940 Act in reliance on the exception provided by Section 3(c)(11) of that Act.
JHLICO U.S.A. is a stock life insurance company originally organized under the laws of Pennsylvania and redomesticated under the laws of Michigan. Its principal address is 201 Townsend Street, Suite 900, Lansing, Michigan 48933. JHLICO New York is a stock life insurance company organized under the laws of New York. Its principal address is 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. Each of JHLICO U.S.A. and JHLICO New York is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company, a Canadian stock life insurance company. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries. The principal offices of MFC are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.
To the best knowledge of the Trusts, as of July 3, 2023, the Trustees and officers of each Trust, in the aggregate, beneficially owned less than 1% of the outstanding shares of each class of shares of each fund.
To the best knowledge of the Trusts, as of July 3, 2023, the following shareholders (principal holders) owned beneficially or of record 5% or more of the outstanding shares of the funds and classes stated below. A shareholder who owns beneficially more than 25% of a fund or any class of a fund is deemed to be a control person of that fund or that class of the fund, as applicable, and therefore could determine the outcome of a shareholder meeting with respect to a proposal directly affecting that fund or that share class, as applicable.
Fund Name	Share Class	Name and Address	Percentage Owned	Type of Ownership
DISCIPLINED VALUE FUND	A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS MO 63131-3710	48.67%	Record
DISCIPLINED VALUE FUND	A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484	6.79%	Record
DISCIPLINED VALUE FUND	A	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	6.46%	Record

Fund Name	Share Class	Name and Address	Percentage Owned	Type of Ownership
DISCIPLINED VALUE FUND	A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENE OF CUST ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	5.69%	Record
DISCIPLINED VALUE FUND	C	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	14.76%	Record
DISCIPLINED VALUE FUND	C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN: MUTUAL FUND TRADING 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	12.51%	Record
DISCIPLINED VALUE FUND	C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	8.43%	Record
DISCIPLINED VALUE FUND	C	MORGAN STANLEY SMITH BARNEY LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 1 NEW YORK PLAZA FL. 12 NEW YORK NY 10004-1965	8.31%	Record
DISCIPLINED VALUE FUND	C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-240	8.24%	Record
DISCIPLINED VALUE FUND	C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	8.12%	Record
DISCIPLINED VALUE FUND	C	WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	7.45%	Record
DISCIPLINED VALUE FUND	C	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	5.98%	Record
DISCIPLINED VALUE FUND	C	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS MO 63131-3710	5.11%	Record
DISCIPLINED VALUE FUND	C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484	5.00%	Record
DISCIPLINED VALUE FUND	I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	29.96%	Record

Fund Name	Share Class	Name and Address	Percentage Owned	Type of Ownership
DISCIPLINED VALUE FUND	I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484	17.83%	Record
DISCIPLINED VALUE FUND	I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN: MUTUAL FUND TRADING 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	13.58%	Record
DISCIPLINED VALUE FUND	I	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	8.68%	Record
DISCIPLINED VALUE FUND	I	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	7.11%	Record
DISCIPLINED VALUE FUND	R2	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484	15.82%	Record
DISCIPLINED VALUE FUND	R2	JOHN HANCOCK TRUST COMPANY 200 BERKELEY ST STE 7 BOSTON MA 02116-5038	15.57%	Record
DISCIPLINED VALUE FUND	R2	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	10.12%	Record
DISCIPLINED VALUE FUND	R2	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	8.78%	Record
DISCIPLINED VALUE FUND	R2	SAMMONS FINANCIAL NETWORK LLC 8300 MILLS CIVIC PKWY WDM IA 50266-3833	6.47%	Record
DISCIPLINED VALUE FUND	R2	MATRIX TRUST COMPANY AS AGENT FOR NEWPORT TRUST COMPANY MISSISSIPPI METHODIST HOSPITAL & REHAB CENTER RETIREMENT PLAN 35 IRON POINT CIR FOLSOM CA 95630-8587	5.79%	Beneficial
DISCIPLINED VALUE FUND	R4	TIAA FSB CUST/TTEE FBO RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN TRUST OPERATIONS 211 N BROADWAY STE 1000 SAINT LOUIS MO 63102-2748	33.86%	Record
DISCIPLINED VALUE FUND	R4	ING NATIONAL TRUST GORDON ELROD 1 ORANGE WAY WINDSOR CT 06095-4773	28.51%	Beneficial

Fund Name	Share Class	Name and Address	Percentage Owned	Type of Ownership
DISCIPLINED VALUE FUND	R4	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	10.71%	Record
DISCIPLINED VALUE FUND	R5	MINNESOTA LIFE INSURANCE COMPANY 400 ROBERT ST N STE A SAINT PAUL MN 55101-2099	33.73%	Record
DISCIPLINED VALUE FUND	R5	TIAA FSB CUST/TTEE FBO RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN TRUST OPERATIONS 211 N BROADWAY STE 1000 SAINT LOUIS MO 63102-2748	21.95%	Record
DISCIPLINED VALUE FUND	R5	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	16.59%	Record
DISCIPLINED VALUE FUND	R5	CHARLES SCHWAB & CO INC MUTUAL FUNDS DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	13.21%	Record
DISCIPLINED VALUE FUND	R6	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	24.37%	Record
DISCIPLINED VALUE FUND	R6	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS MO 63131-3710	18.67%	Record
DISCIPLINED VALUE FUND	R6	JOHN HANCOCK LIFE INSURANCE COMPANY (USA) ATTN: JHRPS TRADING OPS ST6 200 BERKELEY ST BOSTON MA 02116-5022	13.26%	Record
DISCIPLINED VALUE FUND	R6	TIAA FSB CUST/TTEE FBO RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN TRUST OPERATIONS 211 N BROADWAY STE 1000 SAINT LOUIS MO 63102-2748	12.19%	Record
DISCIPLINED VALUE FUND	NAV	JHF II MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO 200 BERKLEY STREET BOSTON MA 02116-5030	30.13%	Beneficial
DISCIPLINED VALUE FUND	NAV	JHF II MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO 200 BERKLEY STREET BOSTON MA 02116-5030	18.09%	Beneficial
DISCIPLINED VALUE FUND	NAV	JHF II MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO 200 BERKLEY STREET BOSTON MA 02116-5030	12.87%	Beneficial

Fund Name	Share Class	Name and Address	Percentage Owned	Type of Ownership
DISCIPLINED VALUE MID CAP FUND	A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS MO 63131-3710	31.05%	Record
DISCIPLINED VALUE MID CAP FUND	A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484	10.89%	Record
DISCIPLINED VALUE MID CAP FUND	A	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	10.34%	Record
DISCIPLINED VALUE MID CAP FUND	A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENE OF CUST ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	10.27%	Record
DISCIPLINED VALUE MID CAP FUND	C	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	13.29%	Record
DISCIPLINED VALUE MID CAP FUND	C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	11.21%	Record
DISCIPLINED VALUE MID CAP FUND	C	WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	11.09%	Record
DISCIPLINED VALUE MID CAP FUND	C	MORGAN STANLEY SMITH BARNEY LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 1 NEW YORK PLAZA FL. 12 NEW YORK NY 10004-1965	10.67%	Record
DISCIPLINED VALUE MID CAP FUND	C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN: MUTUAL FUND TRADING 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	9.68%	Record
DISCIPLINED VALUE MID CAP FUND	C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	9.62%	Record
DISCIPLINED VALUE MID CAP FUND	C	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	6.72%	Record
DISCIPLINED VALUE MID CAP FUND	C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	6.36%	Record

Fund Name	Share Class	Name and Address	Percentage Owned	Type of Ownership
DISCIPLINED VALUE MID CAP FUND	C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484	5.40%	Record
DISCIPLINED VALUE MID CAP FUND	I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN: MUTUAL FUND TRADING 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	27.51%	Record
DISCIPLINED VALUE MID CAP FUND	I	WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	15.02%	Record
DISCIPLINED VALUE MID CAP FUND	I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	14.75%	Record
DISCIPLINED VALUE MID CAP FUND	I	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	11.83%	Record
DISCIPLINED VALUE MID CAP FUND	R2	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL 008 UMMS VOLUNTARY 403(B) PLAN 920 ELKRIDGE LANDING ROAD 1ST FLOOR LINTHICUM MD 21090-2917	15.02%	Beneficial
DISCIPLINED VALUE MID CAP FUND	R2	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL 010 UNIV OF MARYLAND MEDICAL SYSTEM ATTN: HR/RETIREMENT BENEFITS DEPT 920 ELKRIDGE LANDING RD, 1ST FLOOR LINTHICUM MD 21090-2917	11.30%	Beneficial
DISCIPLINED VALUE MID CAP FUND	R2	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484	9.03%	Record
DISCIPLINED VALUE MID CAP FUND	R2	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL 008 UMMS 401(A) DEFINED 920 ELKRIDGE LANDING ROAD 1ST FLOOR LINTHICUM MD 21090-2917	8.92%	Beneficial
DISCIPLINED VALUE MID CAP FUND	R2	EMPOWER TRUST FBO RECORDKEEPING FOR LARGE BENEFIT PL 8525 E ORCHARD RD GREENWOOD VLG CO 80111-5002	5.42%	Record
DISCIPLINED VALUE MID CAP FUND	R2	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5.14%	Record

Fund Name	Share Class	Name and Address	Percentage Owned	Type of Ownership
DISCIPLINED VALUE MID CAP FUND	R4	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	14.19%	Record
DISCIPLINED VALUE MID CAP FUND	R4	LINCOLN RETIREMENT SERVICES COMPANY FBO PRINCE WILLIAM 403B PO BOX 7876 FORT WAYNE IN 46801-7876	8.34%	Beneficial
DISCIPLINED VALUE MID CAP FUND	R6	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	21.66%	Record
DISCIPLINED VALUE MID CAP FUND	R6	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS MO 63131-3710	19.04%	Record
DISCIPLINED VALUE MID CAP FUND	R6	MLPF&S INC FOR THE BENEFIT OF OUR CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6486	13.12%	Record
DISCIPLINED VALUE MID CAP FUND	R6	CHARLES SCHWAB & CO INC MUTUAL FUNDS DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	5.69%	Record
DIVERSIFIED REAL ASSETS	NAV	JHF II MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO 200 BERKLEY STREET BOSTON MA 02116-5030	32.95%	Beneficial
DIVERSIFIED REAL ASSETS	NAV	JHF II MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO 200 BERKLEY STREET BOSTON MA 02116-5030	22.63%	Beneficial
DIVERSIFIED REAL ASSETS	NAV	JHF II MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO 200 BERKLEY STREET BOSTON MA 02116-5030	14.70%	Beneficial
DIVERSIFIED REAL ASSETS	NAV	JHF II MULTIMANAGER 2025 LIFETIME PORTFOLIO 200 BERKLEY STREET BOSTON MA 02116-5030	6.34%	Beneficial
DIVERSIFIED REAL ASSETS	NAV	JHF II MULTIMANAGER 2030 LIFETIME PORTFOLIO 200 BERKLEY STREET BOSTON MA 02116-5030	6.21%	Beneficial
FUNDAMENTAL EQUITY INCOME FUND	I	MANULIFE REINSURANCE (BERMUDA) LTD 200 BERKELEY ST BOSTON MA 02116-5022	81.29%	Beneficial
FUNDAMENTAL EQUITY INCOME FUND	I	MANULIFE ASSET MANAGEMENT (US) LLC 2022 MANULIFE INVESTMENT MANAGEMENT BUCK PLAN 197 CLARENDON ST BOSTON MA 02116-5010	18.71%	Record

Fund Name	Share Class	Name and Address	Percentage Owned	Type of Ownership
GLOBAL SHAREHOLDER YIELD FUND	A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS MO 63131-3710	71.79%	Record
GLOBAL SHAREHOLDER YIELD FUND	C	WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	22.92%	Record
GLOBAL SHAREHOLDER YIELD FUND	C	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	13.04%	Record
GLOBAL SHAREHOLDER YIELD FUND	C	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS MO 63131-3710	12.83%	Record
GLOBAL SHAREHOLDER YIELD FUND	C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	9.81%	Record
GLOBAL SHAREHOLDER YIELD FUND	C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	8.31%	Record
GLOBAL SHAREHOLDER YIELD FUND	C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN: MUTUAL FUND TRADING 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	6.84%	Record
GLOBAL SHAREHOLDER YIELD FUND	I	WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	45.00%	Record
GLOBAL SHAREHOLDER YIELD FUND	I	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	41.21%	Record
GLOBAL SHAREHOLDER YIELD FUND	R2	MID ATLANTIC TRUST COMPANY FBO WILKINSON MANUFACTURING INC 401(K) PROFIT SHARING PLAN & TRUST 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228	13.33%	Beneficial
GLOBAL SHAREHOLDER YIELD FUND	R2	MATRIX TRUST COMPANY CUST FBO MULVANE SCHOOL DIST USD 263 403(B) 717 17TH ST STE 1300 DENVER CO 80202-3304	5.97%	Beneficial
GLOBAL SHAREHOLDER YIELD FUND	R2	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5.74%	Record

Fund Name	Share Class	Name and Address	Percentage Owned	Type of Ownership
GLOBAL SHAREHOLDER YIELD FUND	R2	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST INC PLYMOUTH-CANTON COMM SCHOOLS 403(B) 717 17TH ST STE 1300 DENVER CO 80202-3304	5.01%	Beneficial
GLOBAL SHAREHOLDER YIELD FUND	R6	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS MO 63131-3710	95.65%	Record
GLOBAL SHAREHOLDER YIELD FUND	NAV	JHF II MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO 200 BERKLEY STREET BOSTON MA 02116-5030	51.80%	Beneficial
GLOBAL SHAREHOLDER YIELD FUND	NAV	JHF II MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO 200 BERKLEY STREET BOSTON MA 02116-5030	22.74%	Beneficial
GLOBAL SHAREHOLDER YIELD FUND	NAV	JHF II MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO 200 BERKLEY STREET BOSTON MA 02116-5030	15.48%	Beneficial
GLOBAL SHAREHOLDER YIELD FUND	NAV	JHF II MULTIMANAGER 2020 LIFETIME PORTFOLIO 200 BERKLEY STREET BOSTON MA 02116-5030	5.36%	Beneficial
INTERNATIONAL GROWTH FUND	A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS MO 63131-3710	51.68%	Record
INTERNATIONAL GROWTH FUND	A	CHARLES SCHWAB & CO INC MUTUAL FUNDS DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	8.06%	Record
INTERNATIONAL GROWTH FUND	A	MORGAN STANLEY SMITH BARNEY LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 1 NEW YORK PLAZA FL. 12 NEW YORK NY 10004-1965	7.34%	Record
INTERNATIONAL GROWTH FUND	A	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	6.06%	Record
INTERNATIONAL GROWTH FUND	C	MORGAN STANLEY SMITH BARNEY LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 1 NEW YORK PLAZA FL. 12 NEW YORK NY 10004-1965	17.95%	Record
INTERNATIONAL GROWTH FUND	C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	15.55%	Record

Fund Name	Share Class	Name and Address	Percentage Owned	Type of Ownership
INTERNATIONAL GROWTH FUND	C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	11.46%	Record
INTERNATIONAL GROWTH FUND	C	WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	11.38%	Record
INTERNATIONAL GROWTH FUND	C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN: MUTUAL FUND TRADING 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	7.89%	Record
INTERNATIONAL GROWTH FUND	C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	6.62%	Record
INTERNATIONAL GROWTH FUND	C	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	6.33%	Record
INTERNATIONAL GROWTH FUND	C	SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS OF UBS FINANCIAL SERVICES INC 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	5.08%	Record
INTERNATIONAL GROWTH FUND	I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	20.26%	Record
INTERNATIONAL GROWTH FUND	I	MORGAN STANLEY SMITH BARNEY LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 1 NEW YORK PLAZA FL. 12 NEW YORK NY 10004-1965	13.51%	Record
INTERNATIONAL GROWTH FUND	I	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	10.89%	Record
INTERNATIONAL GROWTH FUND	I	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	8.98%	Record
INTERNATIONAL GROWTH FUND	I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN: MUTUAL FUND TRADING 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	8.15%	Record
INTERNATIONAL GROWTH FUND	I	CHARLES SCHWAB & CO INC MUTUAL FUNDS DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	5.33%	Record

Fund Name	Share Class	Name and Address	Percentage Owned	Type of Ownership
INTERNATIONAL GROWTH FUND	I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484	5.28%	Record
INTERNATIONAL GROWTH FUND	R2	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS ATTN NPIO TRADE DESK OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	41.25%	Record
INTERNATIONAL GROWTH FUND	R2	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484	18.08%	Record
INTERNATIONAL GROWTH FUND	R2	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	13.73%	Record
INTERNATIONAL GROWTH FUND	R2	STATE STREET BANK AND TRUST AS TRUSTEE AND OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	8.27%	Record
INTERNATIONAL GROWTH FUND	R2	MATRIX TRUST COMPANY CUST FBO MIAMI VALLEY EMERGENCY SPECIAL 717 17TH ST STE 1300 DENVER CO 80202-3304	8.14%	Beneficial
INTERNATIONAL GROWTH FUND	R4	RELIANCE TRUST CO TTEE ADP ACCESS LARGE MARKET 401K 201 17TH ST NW STE 1000 ATLANTA GA 30363-1195	24.59%	Beneficial
INTERNATIONAL GROWTH FUND	R4	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS ATTN NPIO TRADE DESK OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	22.70%	Record
INTERNATIONAL GROWTH FUND	R4	JOHN HANCOCK TRUST COMPANY LLC 200 BERKELEY ST STE 7 BOSTON MA 02116-5038	19.67%	Record
INTERNATIONAL GROWTH FUND	R4	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	19.62%	Record
INTERNATIONAL GROWTH FUND	R6	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS MO 63131-3710	63.89%	Record
INTERNATIONAL GROWTH FUND	R6	MATRIX TRUST COMPANY AS AGENT FOR NEWPORT TRUST COMPANY WEA TAX SHELTERED ANNUITY TRUST 35 IRON POINT CIR STE 300 FOLSOM CA 95630-8589	5.59%	Beneficial

Fund Name	Share Class	Name and Address	Percentage Owned	Type of Ownership
INTERNATIONAL GROWTH FUND	NAV	T ROWE PRICE SERVICES INC ALASKA COLLEGE SAVINGS TRUST PORTFOLIO 2029-2032 100 E PRATT ST FL 7 BALTIMORE MD 21202-1013	26.14%	Record
INTERNATIONAL GROWTH FUND	NAV	T ROWE PRICE SERVICES INC ALASKA COLLEGE SAVINGS TRUST PORTFOLIO 2025-2028 100 E PRATT ST FL 7 BALTIMORE MD 21202-1013	25.16%	Record
INTERNATIONAL GROWTH FUND	NAV	JHF II MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO 200 BERKLEY STREET BOSTON MA 02116-5030	23.08%	Beneficial
INTERNATIONAL GROWTH FUND	NAV	JHF II MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO 200 BERKLEY STREET BOSTON MA 02116-5030	18.04%	Beneficial
INTERNATIONAL GROWTH FUND	NAV	JHF II MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO 200 BERKLEY STREET BOSTON MA 02116-5030	11.50%	Beneficial
INTERNATIONAL GROWTH FUND	NAV	JHF II MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO 200 BERKLEY STREET BOSTON MA 02116-5030	6.11%	Beneficial
INTERNATIONAL GROWTH FUND	1	JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) 201 TOWNSEND STREET, SUITE 900 LANSING MI 48933	94.53%	Beneficial
INTERNATIONAL GROWTH FUND	1	JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK 100 SUMMIT LAKE DRIVE, SECOND FLOOR VALHALLA NY 10595	5.47%	Beneficial
MID CAP GROWTH FUND	A	JOHN HANCOCK LIFE & HEALTH INS CO CUSTODIAN FOR THE IRA OF JAMES P DEAN 221 COLES HILL RD WELLS ME 04090-5712	7.69%	Beneficial
MID CAP GROWTH FUND	C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN: MUTUAL FUND TRADING 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	44.37%	Record
MID CAP GROWTH FUND	C	MANULIFE REINSURANCE (BERMUDA) LTD 200 BERKELEY ST BOSTON MA 02116-5022	28.49%	Beneficial
MID CAP GROWTH FUND	C	JOHN HANCOCK LIFE & HEALTH INS CO ACCLIMATE TECHNOLOGIES INC SIM IRA FBO CHRISTIAN PRINCE 7991 OLD WOODS CT SPRINGBORO OH 45066-9811	13.94%	Beneficial

Fund Name	Share Class	Name and Address	Percentage Owned	Type of Ownership
MID CAP GROWTH FUND	C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	7.97%	Record
MID CAP GROWTH FUND	I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	71.71%	Record
MID CAP GROWTH FUND	I	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	19.21%	Record
MID CAP GROWTH FUND	I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN: MUTUAL FUND TRADING 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	8.50%	Record
MID CAP GROWTH FUND	R6	JOHN HANCOCK LIFE INSURANCE COMPANY (USA) ATTN: JHRPS TRADING OPS ST6 200 BERKELEY ST BOSTON MA 02116-5022	93.16%	Record
MID CAP GROWTH FUND	R6	JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ATTN: JHRPS TRADING OPS ST 6 200 BERKELEY ST BOSTON MA 02116-5022	6.37%	Record
MID CAP GROWTH FUND	NAV	JHF II MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO 200 BERKLEY STREET BOSTON MA 02116-5030	33.89%	Beneficial
MID CAP GROWTH FUND	NAV	JHF II MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO 200 BERKLEY STREET BOSTON MA 02116-5030	21.43%	Beneficial
MID CAP GROWTH FUND	NAV	JHF II MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO 200 BERKLEY STREET BOSTON MA 02116-5030	15.26%	Beneficial
MONEY MARKET FUND	A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS MO 63131-3710	19.83%	Record
MONEY MARKET FUND	C	ASCENSUS TRUST COMPANY FBO FRANCIS JAYAKUMAR PO BOX 10758 FARGO ND 58106-0758	8.54%	Beneficial
MONEY MARKET FUND	C	JOHN HANCOCK LIFE & HEALTH INS CO CUSTODIAN FOR THE IRA OF CHRISTOPHER S DARBY 14101 DICKENS ST APT 6 SHERMAN OAKS CA 91423-4258	7.81%	Beneficial

Fund Name	Share Class	Name and Address	Percentage Owned	Type of Ownership
MONEY MARKET FUND	C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	7.56%	Record
MONEY MARKET FUND	C	WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.98%	Record
MONEY MARKET FUND	C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.36%	Record
MONEY MARKET FUND	C	ASCENSUS TRUST COMPANY FBO CORE RETIREMENT PLAN PO BOX 10758 FARGO ND 58106-0758	5.06%	Beneficial
U.S. GROWTH FUND	A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS MO 63131-3710	12.36%	Record
U.S. GROWTH FUND	A	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	6.63%	Record
U.S. GROWTH FUND	C	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	18.51%	Record
U.S. GROWTH FUND	C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	14.14%	Record
U.S. GROWTH FUND	C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	11.44%	Record
U.S. GROWTH FUND	C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	11.42%	Record
U.S. GROWTH FUND	C	WELLS FARGO CLEARING SERVICES, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.16%	Record
U.S. GROWTH FUND	I	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	26.84%	Record

Fund Name	Share Class	Name and Address	Percentage Owned	Type of Ownership
U.S. GROWTH FUND	I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1015	20.68%	Record
U.S. GROWTH FUND	I	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	16.71%	Record
U.S. GROWTH FUND	I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN: MUTUAL FUND TRADING 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	16.25%	Record
U.S. GROWTH FUND	I	CHARLES SCHWAB & CO INC MUTUAL FUNDS DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	5.57%	Record
U.S. GROWTH FUND	R2	ASCENSUS TRUST COMPANY FBO INLAND PAPER COMPANY 401 K PLAN PO BOX 10758 FARGO ND 58106-0758	19.43%	Beneficial
U.S. GROWTH FUND	R2	ASCENSUS TRUST COMPANY FBO ILGENFRITZ CONSULTING LLC RETIREMENT PO BOX 10758 FARGO ND 58106-0758	13.43%	Beneficial
U.S. GROWTH FUND	R2	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN: MUTUAL FUND TRADING 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	12.50%	Record
U.S. GROWTH FUND	R2	ASCENSUS TRUST COMPANY FBO MURPHY CONSULTING RETIREMENT PLAN PO BOX 10758 FARGO ND 58106-0758	11.17%	Beneficial
U.S. GROWTH FUND	R2	MG TRUST COMPANY CUST FBO BRONSON COMMUNITY SCHOOLS 403 B 717 17TH ST STE 1300 DENVER CO 80202-3304	6.78%	Beneficial
U.S. GROWTH FUND	R2	ASCENSUS TRUST COMPANY FBO CAREY LOHRENZ PORTRAITURE INC PO BOX 10758 FARGO ND 58106-0758	5.59%	Beneficial
U.S. GROWTH FUND	R2	ASCENSUS TRUST COMPANY FBO MAB BUSINESS SERVICES RETIREMENT PL PO BOX 10758 FARGO ND 58106-0758	5.27%	Beneficial
U.S. GROWTH FUND	R2	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484	5.15%	Record

Fund Name	Share Class	Name and Address	Percentage Owned	Type of Ownership
U.S. GROWTH FUND	R4	JOHN HANCOCK INVESTMENT MANAGEMENT LLC 200 BERKELEY ST BOSTON MA 02116-5035	71.95%	Beneficial
U.S. GROWTH FUND	R4	MG TRUST COMPANY CUST FBO NORTON COMM SCH USD #211 403 B 717 17TH ST STE 1300 DENVER CO 80202-3304	28.05%	Beneficial
U.S. GROWTH FUND	R6	JOHN HANCOCK LIFE INSURANCE COMPANY (USA) ATTN: JHRPS TRADING OPS ST6 200 BERKELEY ST BOSTON MA 02116-5022	55.05%	Record
U.S. GROWTH FUND	R6	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS MO 63131-3710	34.92%	Record
U.S. GROWTH FUND	NAV	JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) 201 TOWNSEND STREET, SUITE 900 LANSING MI 48933	100.00%	Beneficial
Investment Management Arrangements and Other Services

Advisory Agreement
The Advisor serves as investment advisor to the funds and is responsible for the supervision of the subadvisor services to the funds pursuant to the Advisory Agreement. Pursuant to the Advisory Agreement and subject to general oversight by the Board, the Advisor manages and supervises the investment operations and business affairs of the funds. The Advisor provides the funds with all necessary office facilities and equipment and any personnel necessary for the oversight and/or conduct of the investment operations of the funds. The Advisor also coordinates and oversees the services provided to the funds under other agreements, including custodial, administrative and transfer agency services. Additionally, the Advisor provides certain administrative and other non-advisory services to the funds pursuant to a separate Service Agreement, as discussed below.
The Advisor is responsible for overseeing and implementing a fund’s investment program and provides a variety of advisory oversight and investment research services, including: (i) monitoring fund portfolio compositions and risk profiles and (ii) evaluating fund investment characteristics, such as investment strategies, and recommending to the Board potential enhancements to such characteristics. The Advisor provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or subadvisor changes).
The Advisor has the responsibility to oversee the subadvisors and recommend to the Board: (i) the hiring, termination, and replacement of a subadvisor; and (ii) the allocation and reallocation of a fund’s assets among multiple subadvisors, when appropriate. In this capacity, the Advisor negotiates with potential subadvisors and, once retained, among other things: (i) monitors the compliance of the subadvisor with the investment objectives and related policies of the funds; (ii) reviews the performance of the subadvisor; and (iii) reports periodically on such performance to the Board. The Advisor utilizes the expertise of a team of investment professionals in manager research and oversight who provide these research and monitoring services.
The Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Agreement.
Under the Advisory Agreement, a fund may use the name “John Hancock” or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Advisor. In addition, the Advisor or JHLICO U.S.A., a subsidiary of Manulife Financial, may grant the nonexclusive right to use the name “John Hancock” or any similar name to any other corporation or entity, including but not limited to any investment company of which the JHLICO U.S.A. or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment advisor.
The continuation of the Advisory Agreement and the Distribution Agreement (discussed below) were each approved by all Trustees. The Advisory Agreement and the Distribution Agreement will continue in effect from year to year, provided that each Agreement’s continuance is approved annually both: (i) by the holders of a majority of the outstanding voting securities of the Trusts or by the Trustees; and (ii) by a majority of the Trustees who are not parties to the Agreement, or “interested persons” of any such parties. Each of these Agreements may be terminated on 60 days’ written notice by any party or by a vote of a majority of the outstanding voting securities of the funds and will terminate automatically if assigned.
Each Trust bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a fund’s plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the funds (including an allocable portion of the cost of the Advisor’s employees rendering such services to the funds); the compensation and expenses of officers and Trustees (other than persons serving as President or Trustee who are otherwise affiliated with the funds the Advisor or any of their affiliates); expenses of Trustees’ and shareholders’ meetings; trade association memberships; insurance premiums; and any extraordinary expenses.
Securities held by a fund also may be held by other funds or investment advisory clients for which the Advisor, the subadvisor or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Advisor or subadvisor for a fund or for other funds or clients for which the Advisor or subadvisor renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective fund, funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Advisor or subadvisor or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.
Advisor Compensation.  As compensation for its advisory services under the Advisory Agreement, the Advisor receives a fee from the funds, computed separately for each fund. The fee for each fund is stated as an annual percentage of the current value of the “aggregate net assets” of the fund. “Aggregate net assets” of a fund include the net assets of the fund and, in many cases, the net assets of one or more other funds (or portions thereof) advised by the Advisor, but in each case only for the period during which the Advisor also serves as the advisor to the other fund(s) (or portions thereof). The fee for each fund is based on the applicable annual rate that, for each day, is equal to: (i) the sum of the amounts determined by applying the annual percentage rates for the fund to the applicable portions of aggregate net assets divided by: (ii) aggregate net assets (totaling the “Applicable Annual Fee Rate”). The fee for each fund accrues and is paid daily to the Advisor for each calendar day. The daily fee accruals are computed by multiplying the fraction of one over the number of calendar days in the year by the Applicable Annual Fee Rate, and multiplying this product by the net assets of the fund. The management fees that each fund currently is obligated to pay the Advisor are as set forth in its Prospectus.
From time to time, the Advisor may reduce its fee or make other arrangements to limit a fund’s expenses to a specified percentage of average daily net assets. The Advisor retains the right to re-impose a fee and recover any other payments to the extent that, during the fiscal year in which such expense limitation is in place, a fund’s annual expenses fall below this limit.
The following table shows the advisory fees that each fund incurred and paid to the Advisor for the fiscal periods ended March 31, 2023, March 31, 2022, and March 31, 2021.
	Advisory Fee Paid in Fiscal Year Ended March 31,
Funds	2023 ($)	2022 ($)[1]	2021 ($)[2]
Disciplined Value Fund
Gross Fees	75,209,999	81,241,268	79,338,621
Waivers	(907,119)	(1,162,104)	(893,888)
Net Fees	74,302,880	80,079,164	78,444,733
Disciplined Value Mid Cap Fund
Gross Fees	138,636,676	138,729,469	91,467,137
Waivers	(1,446,210)	(1,781,451)	(970,317)
Net Fees	137,190,466	136,948,018	90,496,820
Diversified Real Assets Fund
Gross Fees	8,844,369	9,890,539	6,976,898
Waivers	(597,020)	(687,526)	(471,922)
Net Fees	8,247,349	9,203,013	6,504,976
Fundamental Equity Income[3]
Gross Fees	23,890	–	–
Waivers	(23,890)	–	–
Net Fees	0	–	–
Global Shareholder Yield Fund
Gross Fees	8,381,939	9,043,478	12,747,474

	Advisory Fee Paid in Fiscal Year Ended March 31,
Funds	2023 ($)	2022 ($)[1]	2021 ($)[2]
Waivers	(1,695,437)	(1,746,969)	(2,437,572)
Net Fees	6,686,502	7,296,509	10,309,902
International Growth Fund
Gross Fees	69,927,965	107,485,680	85,920,852
Waivers	(640,937)	(1,213,051)	(803,497)
Net Fees	69,287,028	106,272,629	85,117,355
Mid Cap Growth
Gross Fees	11,541,564	9,125,976	–
Waivers	(1,071,073)	(688,630)	–
Net Fees	10,470,491	8,437,346	–
Money Market Fund
Gross Fees	4,128,058	3,523,703	3,192,292
Waivers	(87,517)	(3,523,703)	(3,192,292)
Net Fees	4,040,541	0	0
U.S. Growth Fund
Gross Fees	5,662,601	7,531,999	7,069,141
Waivers	(74,968)	(124,022)	(95,219)
Net Fees	5,587,633	7,407,977	6,973,922
1
For Mid Cap Growth Fund, fiscal period from September 1, 2021 to March 31, 2022. The fund commenced operations on October 18, 2021. The fiscal period ended March 31, 2022 includes the historical operating results of the predecessor fund for the period ended September 1 through October 15, 2021.
2
For Mid Cap Growth Fund, predecessor fund information for its fiscal year ended August 31, 2021.
3
The fund commenced operations on June 28, 2022.
Consulting Services.  The Advisor has entered into an arrangement with Manulife IM (US) to provide consulting services to the Advisor in connection with Diversified Real Assets Fund’s strategic asset allocation among general investment categories. Neither the Advisor nor the fund pays any compensation to Manulife IM (US) for these services. Manulife IM (US) does not have discretionary authority over fund assets and cannot determine which securities the fund will purchase or sell.
Service Agreement
Pursuant to a Service Agreement, the Advisor is responsible for providing, at the expense of the applicable Trust or Trusts, certain financial, accounting and administrative services such as legal services, tax, accounting, valuation, financial reporting and performance, compliance and service provider oversight. Pursuant to the Service Agreement, the Advisor shall determine, subject to Board approval, the expenses to be reimbursed by each fund, including an overhead allocation. The payments under the Service Agreement are not intended to provide a profit to the Advisor. Instead, the Advisor provides the services under the Service Agreement because it also provides advisory services under the Advisory Agreement. The reimbursement shall be calculated and paid monthly in arrears.
The Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the matters to which the Service Agreement relates, except losses resulting from willful misfeasance, bad faith or negligence by the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations under the Agreement.
The Service Agreement had an initial term of two years, and continues thereafter so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Independent Trustees. The Trust, on behalf of any or all of the funds, or the Advisor may terminate the Agreement at any time without penalty on 60 days’ written notice to the other party. The Agreement may be amended by mutual written agreement of the parties, without obtaining shareholder approval.
The following table shows the fees that each fund incurred and paid to the Advisor for non-advisory services pursuant to the Service Agreement for the fiscal periods ended March 31, 2023, March 31, 2022, and March 31, 2021.
	Service Fee Paid in Fiscal Year Ended March 31,
Fund	2023 ($)	2022 ($)	2021 ($)
Disciplined Value Fund	1,911,053	1,741,575	1,890,535
Disciplined Value Mid Cap Fund	3,095,183	2,682,665	2,054,900

	Service Fee Paid in Fiscal Year Ended March 31,
Fund	2023 ($)	2022 ($)	2021 ($)
Diversified Real Assets Fund	189,889	159,878	149,138
Fundamental Equity Income[1]	561	–	–
Global Shareholder Yield Fund	168,183	147,670	250,181
International Growth Fund	1,292,392	1,754,353	1,771,246
Mid Cap Growth	268,537	130,652[2]	289,215[3]
Money Market Fund	212,490	137,868	166,738
U.S. Growth Fund	156,331	180,494	196,082
1
The fund commenced operations on June 28, 2022.
2
Fiscal period from September 1, 2021 to March 31, 2022. The fund commenced operations on October 18, 2021. The fiscal period ended March 31, 2022 includes the historical operating results of the predecessor fund for the period ended September 1 through October 15, 2021.
3
Predecessor fund information for its fiscal year ended August 31, 2021.
Subadvisory Agreements
Duties of the Subadvisors.  Under the terms of each of the current subadvisory agreements, including a sub-subadvisory arrangement (each a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”), the subadvisors manage the investment and reinvestment of the assets of the funds, subject to the supervision of the Board and the Advisor. In addition, for a fund with a sub-subadvisory arrangement as indicated in its Prospectus, the activities of the sub-subadvisor are subject to the supervision of that fund’s subadvisor. Each subadvisor formulates a continuous investment program for each such fund consistent with its investment objectives and policies outlined in the Prospectus. Each subadvisor implements such programs by purchases and sales of securities and regularly reports to the Advisor and the Board with respect to the implementation of such programs. Each subadvisor, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned funds. Additional information about the funds' portfolio managers, including other accounts managed, ownership of fund shares, and compensation structure, can be found at Appendix B to this SAI.
The Advisor has delegated to the subadvisors the responsibility to vote all proxies relating to the securities held by the funds. See “Other Services—Proxy Voting” below, for additional information.
Subadvisory Fees.  As compensation for its services, each subadvisor receives fees from the Advisor computed separately for each fund.  In respect of a sub-subadvisory agreement, the fees are paid by the subadvisor to the entity providing the sub-subadvisory services described below.
Affiliated Subadvisors.  The Advisor and the Affiliated Subadvisors are controlled by Manulife Financial.
Advisory arrangements involving Affiliated Subadvisors and investment in affiliated underlying funds present certain conflicts of interest.  For each fund subadvised by an Affiliated Subadvisor, the Affiliated Subadvisor will benefit from increased subadvisory fees. In addition, MFC will benefit, not only from the net advisory fee retained by the Advisor but also from the subadvisory fee paid by the Advisor to the Affiliated Subadvisor. Consequently, the Affiliated Subadvisors and MFC may be viewed as benefiting financially from: (i) the appointment of or continued service of Affiliated Subadvisors to manage the funds; and (ii) the allocation of the assets of the funds to the funds having Affiliated Subadvisors. Similarly, the Advisor may be viewed as having a conflict of interest in the allocation of the assets of the funds to affiliated underlying funds as opposed to unaffiliated underlying funds. However, both the Advisor, in recommending to the Board the appointment or continued service of Affiliated Subadvisors, and such Subadvisors, in allocating the assets of the funds, have a fiduciary duty to act in the best interests of the funds and their shareholders. The Advisor has a duty to recommend that Affiliated Subadvisors be selected, retained, or replaced only when the Advisor believes it is in the best interests of shareholders. In addition, under the Trusts' “Manager of Managers” exemptive order received from the SEC, each Trust is required to obtain shareholder approval of any subadvisory agreement appointing an Affiliated Subadvisor as the subadvisor except as otherwise permitted by applicable SEC No-Action Letter to a fund (in the case of a new fund, the initial sole shareholder of the fund, an affiliate of the Advisor and MFC, may provide this approval). Similarly, each Affiliated Subadvisor has a duty to allocate assets to Affiliated Subadvised funds, and affiliated underlying funds more broadly, only when it believes this is in shareholders’ best interests and without regard for the financial incentives inherent in making such allocations. The Independent Trustees are aware of and monitor these conflicts of interest.
Additional Information Applicable to Subadvisory Agreements
Term of each Subadvisory Agreement.  Each Subadvisory Agreement will initially continue in effect as to a fund for a period no more than two years from the date of its execution (or the execution of an amendment making the agreement applicable to that fund) and thereafter if such continuance is specifically approved at least annually either: (a) by the Trustees; or (b) by the vote of a majority of the outstanding voting securities of that fund. In either event, such continuance also shall be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Subadvisory Agreements.

Any required shareholder approval of any continuance of any Subadvisory Agreement shall be effective with respect to any fund if a majority of the outstanding voting securities of that fund votes to approve such continuance, even if such continuance may not have been approved by a majority of the outstanding voting securities of: (a) any other series of the applicable Trust affected by the Subadvisory Agreement; or (b) all of the series of the applicable Trust.
Failure of Shareholders to Approve Continuance of any Subadvisory Agreement.  If the outstanding voting securities of any fund fail to approve any continuance of any Subadvisory Agreement, the party may continue to act as investment subadvisor with respect to such fund pending the required approval of the continuance of the Subadvisory Agreement or a new agreement with either that party or a different subadvisor, or other definitive action.
Termination of a Subadvisory Agreement.  A Subadvisory Agreement may be terminated at any time without the payment of any penalty on 60 days’ written notice to the other party or parties to the Agreement, and also to the relevant fund. The following parties may terminate a Subadvisory Agreement:
•
the Board;
•
with respect to any fund, a majority of the outstanding voting securities of such fund;
•
the Advisor; and
•
the applicable subadvisor.
A Subadvisory Agreement will automatically terminate in the event of its assignment or upon termination of the Advisory Agreement.
Amendments to the Subadvisory Agreements.  A Subadvisory Agreement may be amended by the parties to the agreement, provided that the amendment is approved by the vote of a majority of the outstanding voting securities of the relevant fund (except as noted below) and by the vote of a majority of the Independent Trustees. The required shareholder approval of any amendment to a Subadvisory Agreement shall be effective with respect to any fund if a majority of the outstanding voting securities of that fund votes to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of: (a) any other series of the applicable Trust affected by the amendment; or (b) all the series of the applicable Trust.
As noted under “Who’s who—Investment advisor” in the Prospectus, an SEC order permits the Advisor, subject to approval by the Board and a majority of the Independent Trustees, to appoint a subadvisor (other than an Affiliated Subadvisor), or change a subadvisory fee or otherwise amend a subadvisory agreement (other than with an Affiliated Subadvisor) pursuant to an agreement that is not approved by shareholders.
Other Services
Proxy Voting.  Based on the terms of the current Subadvisory Agreements, each Trust’s proxy voting policies and procedures (the “Trust Procedures”) delegate to the subadvisors of each of its funds the responsibility to vote all proxies relating to securities held by that fund in accordance with the subadvisor’s proxy voting policies and procedures. A subadvisor has a duty to vote or not vote such proxies in the best interests of the fund it subadvises and its shareholders, and to avoid the influence of conflicts of interest. In the event that the Advisor assumes day-to-day management responsibilities for the fund, each Trust's Procedures delegate proxy voting responsibilities to the Advisor. Complete descriptions of the Trust Procedures and the proxy voting procedures of the Advisor and the subadvisors are set forth in Appendix C to this SAI.
It is possible that conflicts of interest could arise for a subadvisor when voting proxies. Such conflicts could arise, for example, when a subadvisor or its affiliate has an existing business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest also could arise when a fund, its Advisor or principal underwriter or any of their affiliates has an interest in the vote.
In the event a subadvisor becomes aware of a material conflict of interest, the Trust Procedures generally require the subadvisor to follow any conflicts procedures that may be included in the subadvisor’s proxy voting procedures. Although conflicts procedures will vary among subadvisors, they generally include one or more of the following:
(a)
voting pursuant to the recommendation of a third party voting service;
(b)
voting pursuant to pre-determined voting guidelines; or
(c)
referring voting to a special compliance or oversight committee.
The specific conflicts procedures of each subadvisor are set forth in its proxy voting procedures included in Appendix C. While these conflicts procedures may reduce the influence of conflicts of interest on proxy voting, such influence will not necessarily be eliminated.
Although a subadvisor may have a duty to vote all proxies on behalf of the fund that it subadvises, it is possible that the subadvisor may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits a subadvisor from trading the shares in the marketplace for a period of time, the subadvisor may determine that it is not in the best interests of the fund to vote the proxies. In addition, consistent with its duty to vote proxies in the best interests of a fund’s shareholders, a subadvisor may refrain from voting one or more of the fund’s proxies if the subadvisor believes that the costs of voting such proxies may outweigh the potential benefits. For example, the subadvisor may choose not to recall securities where the subadvisor believes the costs of voting may outweigh the potential benefit of voting. A subadvisor also may choose not to recall securities that have been loaned in order to vote proxies for shares of the security since the fund would lose security lending income if the securities were recalled.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available: (1) without charge, on www.jhinvestments.com and (2) on the SEC’s website at sec.gov.
Distribution Agreements

Each Trust has a Distribution Agreement with John Hancock Investment Management Distributors LLC, an affiliate of the Advisor, located at 200 Berkeley Street, Boston, Massachusetts 02116. Under the Distribution Agreement, the Distributor is obligated to use its best efforts to sell shares of each class of the funds. Shares of the funds also are sold by selected broker-dealers, banks and registered investment advisors (“Selling Firms”) that have entered into selling agreements with the Distributor. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the funds. The Distributor accepts orders for the purchase of the shares of the funds that are continually offered at the NAV next determined, plus any applicable sales charge. Class A shares of Money Market Fund and Class I, Class NAV, Class R2, Class R4, Class R5, Class R6, and Class 1 shares of the funds are offered without a front-end sales load or CDSC. In connection with the sale of Class A shares (for funds other than Money Market Fund), the Distributor and Selling Firms typically receive compensation from a sales charge imposed at the time of sale. In the case of both Class A shares and Class C shares where a CDSC is applicable, the Selling Firms receive compensation immediately, but the Distributor is compensated on a deferred basis. Neither the Distributor nor Selling Firms receive any compensation with respect to the sale of Class R6 shares of the funds.
With respect to share classes other than Class R6, the Distributor may make, either from Rule 12b-1 distribution fees, if applicable, or out of its own resources, additional payments to financial intermediaries (firms), such as broker-dealers, banks, registered investment advisors, independent financial planners, and retirement plan administrators. These payments are sometimes referred to as “revenue sharing.” No such payments are made with respect to the funds' Class R6 shares.
The funds do not issue share certificates. Shares are electronically recorded. The Board reserves the right to change or waive a fund’s minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when, in the judgment of the Advisor or the relevant subadvisor, such rejection is in the fund’s best interest.
Underwriting Commissions.  The following table shows the underwriting commissions that the Distributor charged and retained with respect to transactions in Class A and Class C shares of the applicable funds for the fiscal periods ended March 31, 2023, March 31, 2022, and March 31, 2021.
		Fiscal Period Ended March 31,
Fund	Share Class	2023 ($)		2022 ($)		2021 ($)
		Amount Charged	Amount Retained	Amount Charged	Amount Retained	Amount Charged	Amount Retained
Disciplined Value Fund	Class A	764,632	127,497	1,167,952	191,907	535,292	81,584
	Class C	0	0	0	0	0	0
Disciplined Value Mid Cap Fund	Class A	742,108	120,329	1,228,595	186,791	719,014	112,581
	Class C	0	0	0	0	0	0
Fundamental Equity Income[1]	Class A	–	–	–	–	–	–
	Class C	–	–	–	–	–	–
Global Shareholder Yield Fund	Class A	147,382	25,759	206,418	34,701	196,534	33,879
	Class C	0	0	0	0	0	0
International Growth Fund	Class A	176,630	29,952	541,614	89,738	396,878	67,373
	Class C	0	0	0	0	0	0
Mid Cap Growth Fund	Class A	506	85	0[2]	0[2]	0[3]	0[3]
	Class C	0	0	0	0	0	0
U.S. Growth Fund	Class A	174,409	28,743	254,436	41,250	312,967	50,754
	Class C	0	0	0	0	0	0
1
The fund commenced operations on June 28, 2022.

2
Fiscal period from September 1, 2021 to March 31, 2022. The fund commenced operations on October 18, 2021. The fiscal period ended March 31, 2022 includes the historical operating results of the predecessor fund for the period ended September 1 through October 15, 2021.
3
Predecessor fund information for its fiscal year ended August 31, 2021.
Distribution Plans. The Board has adopted distribution plans with respect to Class A , Class C, Class R2, Class R4, Class R5, and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plans”). Under the Rule 12b-1 Plans, a fund may pay distribution and service fees based on average daily net assets attributable to those classes, at the maximum aggregate annual rates shown in the following table. However, the service portion of the Rule 12b-1 fees borne by a class of shares of a fund will not exceed 0.25% of average daily net assets attributable to such class of shares.
Share Class	Rule 12b-1 Fee (%)
Class A (Global Shareholder Yield Fund and International Growth Fund)	0.30
Class A1,2 (Disciplined Value Fund, Disciplined Value Mid Cap Fund, Fundamental Equity Income Fund, Mid Cap Growth Fund, Money Market Fund, and U.S. Growth Fund)	0.25
Class C2	1.00
Class R2	0.25
Class R4[3]	0.25
Class R5	0.00
Class 1	0.05
1
Although Class A shares of Disciplined Value Fund and Disciplined Value Mid Cap Fund currently pay distribution and service fees at an aggregate annual rate of up to 0.25%, the Board has approved the payment by these funds’ Class A shares of distribution and service fees of up to 0.30%, or some lesser amount as the Board shall approve from time to time.
2
The Distributor has contractually agreed to limit the Rule 12b-1 distribution and service fees for Class A and Class C shares of Money Market Fund to 0.00% until July 31, 2024.
3
The Distributor has contractually agreed to limit the Rule 12b-1 distribution and service fees for Class R4 shares of Disciplined Value Fund, Disciplined Value Mid Cap Fund, International Growth Fund, and U.S. Growth Fund to 0.15% until July 31, 2024.
There are two types of Rule 12b-1 Plans: “reimbursement” and “compensation” plans. While a reimbursement plan provides for reimbursement of certain distribution and shareholder service expenses of a fund, a compensation plan provides for direct payment of distribution and shareholder service fees to the Distributor. Except as noted below, the funds' Rule 12b-1 Plans are compensation Rule 12b-1 Plans. Under a compensation Rule 12b-1 Plan, the Distributor will retain the entire amount of the payments made to it, even if such amount exceeds the Distributor’s actual distribution-related expenses for the applicable fiscal year.
The fees charged under the Rule 12b-1 Plans will be paid to the Distributor either in reimbursement of distribution and shareholder service expenses incurred by the Distributor on the funds' behalf, or as direct compensation to the Distributor in contemplation of such expenses, as noted above.  The distribution portion of the fees payable pursuant to the Rule 12b-1 Plans may be spent on any activities or expenses primarily intended to result in the sale of shares of the particular class, including but not limited to: (i) compensation to Selling Firms and others (including affiliates of the Distributor) that are engaged in or support the sale of fund shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of fund shares. The service portion of the fees payable pursuant to the Rule 12b-1 Plans may be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders. The fees paid under the Class 1 shares’ Rule 12b-1 Plans also may be used for certain shareholder and administrative services.
The Class C Rule 12b-1 Plan for Money Market Fund operates as a reimbursement Rule 12b-1 Plan. Under a reimbursement Rule 12b-1 Plan, if the aggregate payments received by the Distributor for the fund in any fiscal year exceed the expenditures made by the Distributor in that year pursuant to that Rule 12b-1 Plan, the Distributor will reimburse the fund for the amount of the excess. If, however, the expenditures made by the Distributor on the fund’s behalf during any fiscal year exceed the payments received under the Class C reimbursement Rule 12b-1 Plan, the Distributor is entitled to carry over such unreimbursed expenses with interest to be paid in subsequent fiscal years from available Rule 12b-1 amounts. The fund does not treat unreimbursed expenses under the Class C Rule 12b-1 Plan as a liability of the fund, because the Trustees can terminate this Plan at any time with no additional liability to the shareholders and the fund for these expenses.
The Rule 12b-1 Plans and all amendments were approved by the Board, including a majority of the Independent Trustees, by votes cast in person at meetings called for the purpose of voting on the Rule 12b-1 Plans. Pursuant to the Rule 12b-1 Plans, at least quarterly, the Distributor provides the Board with a written report of the amounts expended under the Rule 12b-1 Plans and the purpose for which these expenditures were made. The Board reviews these reports on a quarterly basis to determine the continued appropriateness of such expenditures.
Each Rule 12b-1 Plan provides that it will continue in effect only so long as its continuance is approved at least annually by a majority of both the Board and the Independent Trustees. Each Rule 12b-1 Plan provides that it may be terminated without penalty: (a) by a vote of a majority of the Independent Trustees; and (b) by a vote of a majority of the fund’s outstanding shares of the applicable class, in each case upon 60 days’ written notice to the Distributor. Each Rule 12b-1 Plan further provides that it may not be amended to increase materially the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of a fund that has voting rights with respect to the Rule 12b-1 Plan. The Rule 12b-1 Plans provide that no material amendment to the Rule 12b-1 Plans will be effective unless it is approved by a majority vote of the

Board and the Independent Trustees of the relevant Trust. The holders of Class A , Class C, Class R2, Class R4, Class R5, and Class 1 shares have exclusive voting rights with respect to the Rule 12b-1 Plans applicable to their class of shares. In adopting the Rule 12b-1 Plans, the Board, including the Independent Trustees, concluded that, in their judgment, there is a reasonable likelihood that the Rule 12b-1 Plans will benefit the holders of the applicable classes of shares of each fund.
Class I, Class NAV, and Class R6 shares of the funds are not subject to any Rule 12b-1 Plan. Expenses associated with the obligation of the Distributor to use its best efforts to sell Class I, Class NAV, and Class R6 shares will be paid by the Advisor or by the Distributor and will not be paid from the fees paid under the Rule 12b-1 Plan for any other class of shares. In addition, expenses associated with the obligation of the Distributor to use its best efforts to sell Class R5 shares will be paid by the Advisor or by the Distributor and will not be paid by the funds.
Amounts paid to the Distributor by any class of shares of a fund will not be used to pay the expenses incurred with respect to any other class of shares of that fund; provided, however, that expenses attributable to the fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, a fund may participate in joint distribution activities with other funds and the costs of those activities will be borne by the fund in proportion to the relative NAVs of the fund and the other funds.
Each Rule 12b-1 Plan (other than the Class C Rule 12b-1 Plan for Money Market Fund) recognizes that the Advisor may use its management fee revenue under the Advisory Agreement with a fund as well as its past profits or other resources from any source to make payments with respect to expenses incurred in connection with the distribution of shares of the fund. To the extent that the payment of management fees by a fund to the Advisor should be deemed to be the indirect financing of any activity primarily intended to result in the sale of shares of a class within the meaning of Rule 12b-1, such payments are deemed to be authorized by the Rule 12b-1 Plan.
During the fiscal period ended March 31, 2023, the following amounts were paid to the Distributor pursuant to each fund’s Rule 12b-1 Plans.
Portfolio	Share Class	Rule 12b-1 Service Fee Payments ($)	Rule 12b-1 Distribution Fee Payments ($)
Disciplined Value Fund	Class A	2,924,500	0
	Class C	237,352	712,056
	Class R2	126,159	0
	Class R4	130,807	0
Disciplined Value Mid Cap Fund	Class A	3,434,740	0
	Class C	138,114	414,340
	Class R2	226,433	0
	Class R4	318,281	0
Fundamental Equity Income Fund[1]	Class A	0	0
	Class C	0	0
Global Shareholder Yield Fund	Class A	755,774	151,155
	Class C	38,295	114,884
	Class R2	1,339	0
International Growth Fund	Class A	1,308,571	261,714
	Class C	302,675	908,024
	Class 1	29,246	0
	Class R2	85,071	0
	Class R4	26,446	0
Mid Cap Growth Fund	Class A	22,907	0
	Class C	210	631
U.S. Growth Fund	Class A	1,381,441	0
	Class C	57,050	171,151
	Class R2	3,152	0
	Class R4	22	0
1
The fund commenced operations on June 28, 2022.
During the fiscal period ended March 31, 2023, the following unreimbursed expense amounts were incurred under the Class C reimbursement Rule 12b-1 Plan for Money Market Fund:

Fund	Share Class	Unreimbursed Expenses ($)	Unreimbursed Expenses as a Percent of the Share Class Net Assets (%)
Money Market Fund	Class C	3,874,224	30
Class R Service Plans.  Each Trust has adopted a separate service plan with respect to Class R2, Class R4, and Class R5 shares of the applicable funds (the “Class R Service Plans”). The Class R Service Plans authorize a fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to retirement plans, or plan participants holding shares of the fund a service fee of up to a specified percentage of the fund’s average daily net assets attributable to the applicable class of shares held by such plan participants. The percentages are 0.25% for Class R2 shares, 0.10% for Class R4 shares, and 0.05% for Class R5 shares. The services may include (a) acting, directly or through an agent, as the shareholder and nominee for all plan participants; (b) maintaining account records for each plan participant that beneficially owns the applicable class of shares; (c) processing orders to purchase, redeem and exchange the applicable class of shares on behalf of plan participants, and handling the transmission of funds representing the purchase price or redemption proceeds; (d) addressing plan participant questions regarding their accounts and the funds; and (e) other services related to servicing such retirement plans.
Sales Compensation

As part of their business strategy, the funds, along with the Distributor, pay compensation to Selling Firms that sell the shares of the funds. These firms typically pass along a portion of this compensation to the shareholder’s broker or financial professional.
The primary sources of Selling Firm compensation payments for sales of shares of the funds are: (1) the Rule 12b-1 fees that are applicable to the class of shares being sold and that are paid out of a fund’s assets; and (2) in the case of Class A and Class C shares of funds other than Money Market Fund, sales charges paid by investors. The sales charges and Rule 12b-1 fees are detailed in the relevant Prospectus and under “Distribution Agreements,” “Sales Charges on Class A and Class C Shares,” and “Deferred Sales Charge on Class A and Class C Shares” in this SAI. For Class I shares, the Distributor may make a one-time payment at the time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of the funds. This payment may not exceed 0.15% of the amount invested.
The Advisor and its affiliates have voluntarily agreed to waive a portion of their fees (including, but not limited to, distribution and service (Rule 12b-1) fees) and/or to reimburse certain expenses to the extent necessary to assist Money Market Fund in attempting to avoid a negative yield. There is no guarantee that the fund will achieve a positive yield or avoid a negative yield. These expense waivers and/or reimbursements may be amended or terminated at any time by the Advisor. These voluntary waivers are in addition to existing contractual limitations.
Initial Compensation.  Whenever an investor purchases Class A shares of funds other than Money Market Fund or Class C shares of a fund, the Selling Firm receives a reallowance/payment/commission as described in the section “First Year Broker or Other Selling Firm Compensation.”
Annual Compensation.  Except as provided below, for Class A share purchases of a fund, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 fee of 0.25% of its average daily net assets invested in the fund. This Rule 12b-1 fee is paid monthly in arrears.
For Class A investments of $1 million or more in most funds, investments by certain retirement plans where a finder's fee has been paid, and investments made in Class C shares of a fund, beginning in the second year after an investment is made, the Selling Firm receives an annual Rule 12b-1 service fee of up to 0.25% of its average daily net (eligible) assets invested in the fund. The term “(eligible) assets” used in this context refers to shares held for more than one year. In addition, beginning in the second year after an investment is made in Class C shares of a fund, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (eligible) assets invested in the fund. These service and distribution fees are paid monthly in arrears.
For Class R2 and Class R4 shares of a fund, beginning in the first year after an investment is made, the Selling Firm receives an annual Rule 12b-1 service fee of 0.25% of its average daily net (eligible) assets, except that the annual Rule 12b-1 distribution and service fee payable to Selling Firms for Class R4 shares of certain funds is limited to 0.15% of the average daily net assets of Class R4 shares for each such fund until July 31, 2024, as described in each such fund’s Class R4 Prospectus.
For more information, see the table below under the column captioned “Selling Firm receives Rule 12b-1 service fee.” These service and distribution fees are paid monthly in arrears.
The Distributor may pay all or part of the Rule 12b-1 fees applicable to Class 1 shares of a fund to one or more affiliated and unaffiliated insurance companies that have issued group annuity contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services contemplated by the Class 1 Rule 12b-1 Plan. In addition, as further compensation for providing these services, the Advisor, but not any of the funds, pays each Affiliated Insurance Company an administrative fee equal to 0.25% of the total average daily net assets of the funds attributable to variable contracts issued by the Affiliated Insurance Company.
Additional Payments to Financial Intermediaries.  Shares of the funds are primarily sold through financial intermediaries (firms), such as broker-dealers, banks, registered investment advisors, independent financial planners, and retirement plan administrators. In addition to sales charges, which are payable by shareholders, and Rule 12b-1 distribution fees, which are paid by the funds, the Advisor, the Distributor or another affiliate makes additional payments to firms out of its own resources. These payments are sometimes referred to as “revenue sharing.” Many firms involved in the sale of fund shares receive one or more types of these cash payments. The categories of payments that the Advisor, the Distributor or another affiliate provides to firms are described below. These categories are not mutually exclusive and the Advisor, the Distributor or another affiliate may make additional types of revenue sharing payments in the future. Some firms receive payments under more than one or all categories. These payments assist in the efforts of the Advisor, the Distributor or another affiliate to promote the sale of the funds' shares. The Advisor, the Distributor or another affiliate agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm and are an important factor in a firm’s willingness to support the sale of the funds through its distribution system. To the extent firms receiving such payments purchase shares of the funds on behalf of their clients, the Advisor and/or the Distributor benefit from increased management and other fees with respect to those assets. The Advisor, the Distributor or another affiliate determines which firms to make payments to and the extent of the payments it is willing to make. The Advisor, the Distributor or another affiliate generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the promotional efforts of the Advisor, the Distributor or another affiliate. The Advisor, the Distributor or another affiliate does not make an independent assessment of the cost of providing such services.
The provision of these additional payments, the varying fee structures and the basis on which a firm compensates its registered representatives or salespersons creates an incentive for a particular firm, registered representative, or salesperson to highlight, feature or recommend funds, including the funds, or other investments based, at least in part, on the level of compensation paid. Additionally, if greater payments are made with respect to one mutual fund complex than another, a firm has an incentive to recommend one fund complex over another. Similarly, if a firm receives greater compensation for one share class versus another, that firm has an incentive to recommend the share class with the greater compensation. Shareholders should consider whether such incentives exist when evaluating any recommendations from a firm to purchase or sell shares of the funds and when considering which share class is most appropriate. Shareholders should ask their salesperson or visit their firm’s website for more information about the additional payments they receive and any potential conflicts of interest, as well as for information regarding any fees and/or commissions the firm charges. Firms may categorize and disclose these arrangements differently than the Distributor and its affiliates.
As of March 31, 2023, the following member firms of the Financial Industry Regulatory Authority, Inc. (“FINRA”) have arrangements in effect with the Advisor, the Distributor or another affiliate pursuant to which the firm is entitled to a revenue sharing payment at an annual rate of up to 0.25% of the value of the fund shares sold or serviced by the firm:

Business Partner Firms
Advisor Group-American Portfolios Financial Services, Inc.
Advisor Group-FSC Securities Corporation
Advisor Group-Infinex Investments, Inc.
Advisor Group-Royal Alliance Associates, Inc.
Advisor Group-Sagepoint Financial, Inc.
Advisor Group-Woodbury Financial Services
Advisor Group-Securities America, Inc.
Advisor Group-Triad Advisors, LLC.
Ameriprise Financial Services, Inc.
Avantax Wealth Management
Banc of America/Merrill Lynch
BOK Financial Securities, Inc.
Centaurus Financial, Inc.
Cetera - Advisor Network LLC
Cetera - Advisors LLC
Cetera - Financial Institutions
Cetera - Financial Specialists, Inc.
Charles Schwab
Commonwealth Financial Network
Concourse Financial Group Securities
Crown Capital Securities L.P.
DA Davidson & Co Inc.
Edward D. Jones & Co. LP
Fidelity - Fidelity Brokerage Services LLC
Fidelity - Fidelity Investments Institutional Operations Company, Inc.
Fidelity - National Financial Services LLC
Business Partner Firms
Fifth Third Securities, Inc.
First Command Financial Planning
First Horizon Advisors
Geneos Wealth Management
GWFS Equities, Inc.
Independent Financial Group
J.P. Morgan Securities LLC
Key Investment Services
LPL Financial LLC
MML Investor Services, Inc.
Money Concepts Capital Corp.
Morgan Stanley Wealth Management, LLC
Northwestern Mutual Investment Services, LLC
Principal Securities, Inc.
Raymond James and Associates, Inc.
Raymond James Financial Services, Inc.
RBC Capital Markets Corporation
Robert W. Baird & Co.
Stifel, Nicolaus, & Co, Inc.
TD Ameritrade
The Investment Center, Inc.
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Unionbanc Investment Services
Wells Fargo Advisors

The Advisor, the Distributor or another affiliate also has arrangements with intermediaries that are not members of FINRA.
The Advisor, the Distributor or another affiliate may revise the terms of any existing revenue sharing arrangement, and may enter into additional revenue sharing arrangements with other firms in the future.
Sales and Asset Based Payments.  The Advisor, the Distributor or another affiliate makes revenue sharing payments as incentives to certain firms to promote and sell shares of the funds. The Advisor, the Distributor or another affiliate hopes to benefit from revenue sharing by increasing the funds’ net assets, which, as well as benefiting the funds, would result in additional management and other fees for the Advisor and its affiliates. In consideration for revenue sharing compensation, some firms will feature certain funds in their sales systems or give the Advisor, the Distributor or another affiliate additional access to members of their sales forces or management. In addition, some firms agree to participate in the marketing efforts of the Advisor, the Distributor or another affiliate by allowing the Advisor, the Distributor or another affiliate to participate in conferences, seminars or other programs attended by the firm’s sales force. Although certain firms seek revenue sharing payments to offset costs incurred by the firm in servicing the firm’s clients that have invested in the funds, such firms may still earn a profit on these payments. Revenue sharing payments provide a firm with an incentive to recommend the funds.
The payments to firms generally are negotiated based on a number of factors including, but not limited to, quality of service, reputation in the industry, ability to attract and retain assets, target markets, customer relationships, and relationship with the Advisor, the Distributor or another affiliate. No one factor is determinative of the type or amount of additional compensation to be provided. The amount of these payments, as determined from time to time by the Advisor, the Distributor or another affiliate in its sole discretion, may be different for different firms. For example, one way in which revenue sharing payments made by the Advisor, the Distributor or another affiliate are calculated is on sales of shares of the funds (“Sales-Based Payments”). Such payments can also be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary or on another subset of assets of funds in the John Hancock Fund Complex (“Asset-Based Payments”). Sales-Based Payments primarily create incentives for firms to sell shares of the funds and Asset-Based Payments primarily create incentives for firms to retain previously sold shares of the funds in investor accounts. The Advisor, the Distributor or another affiliate pays firms either or both Sales-Based Payments and Asset-Based Payments. The compensation arrangements described in this section are not mutually exclusive, and a single firm may receive multiple types of compensation. Such payments may be calculated by reference to the gross or net sales by such person, the average net assets of shares held by the customers of such person, the number of accounts of the funds attributable to such person, on the basis of a flat fee or a negotiated lump sum payment for services provided, or otherwise.
Administrative, Technology, and Processing Support Payments.  The Advisor, the Distributor or another affiliate also pays certain firms that sell shares of the funds for certain administrative services, including recordkeeping and sub-accounting shareholder accounts, to the extent that the funds do not pay for these costs directly. The Advisor, the Distributor or another affiliate also makes payments to certain firms that sell shares of the funds in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that the Advisor, the Distributor or another affiliate makes under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm’s fund trading system. The Advisor, the Distributor or another affiliate also makes platform support payments to some firms for the purpose of supporting services provided by a financial firm’s servicing of shareholder accounts, including, but not limited to, platform education and communications, relationship management support, development to support new or changing products, eligibility for inclusion on sample fund line-ups, trading or order taking platforms and related infrastructure/technology and/or legal, risk management and regulatory compliance infrastructure in support of investment related products, programs and services. In addition, the Advisor, the Distributor or another affiliate may pay for certain services including technology, operations, tax, “due diligence,” or audit consulting services.
Retirement Plan Program Servicing Payments.  The Advisor, the Distributor or another affiliate may make payments to certain financial intermediaries who sell fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting or transaction processing, retirement plan program services may include: services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation; or other similar services.
Marketing Support Payments.  The Advisor, the Distributor or another affiliate makes payments to some firms for marketing support services, including: providing periodic and ongoing education and training and support of firm personnel regarding the funds; disseminating to firm personnel information and product marketing materials regarding the funds; explaining to firms’ clients the features and characteristics of the funds; conducting due diligence regarding the funds; granting access (in some cases on a preferential basis over other competitors) to sales meetings, sales representatives and management representatives of the firm; and providing business planning assistance, marketing support, advertising and other services.
Other Cash Payments.  From time to time, the Advisor, the Distributor or another affiliate provides, either from Rule 12b-1 distribution fees or out of its own resources, additional compensation to firms that sell or arrange for the sale of shares of the funds. Such compensation provided by the Advisor, the Distributor or another affiliate may take various forms, including payments for the receipt of analytical data in relation to sales of fund shares, financial assistance to firms that enable the Advisor, the Distributor or another affiliate to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. The Advisor, the Distributor or another affiliate makes payments for entertainment events it deems appropriate, subject to its guidelines and applicable law. These payments vary depending upon the nature of the event or the relationship.
In certain circumstances, the Advisor, the Distributor or another affiliate has other relationships with some firms relating to the provisions of services to the funds, such as providing omnibus account services or transaction processing services, or effecting portfolio transactions for the funds. If a firm provides these services, the Advisor or the funds may compensate the firm for these services. In addition, in certain circumstances, some firms have other compensated or uncompensated relationships with the Advisor or its affiliates that are not related to the funds.
First Year Broker or Other Selling Firm Compensation
	Investor Pays Sales Charge (% of Offering Price)[1]	Selling Firm Receives Commission (%)[2]	Selling Firm Receives Rule 12b-1 Service Fee (%)	Total Selling Firm Compensation (%)[3,4]
Class A investments (all funds except Money Market Fund)[5]
Up to $49,999	5.00	4.25	0.25	4.50
$50,000–$99,999	4.50	3.75	0.25	4.00
$100,000–$249,999	3.50	2.85	0.25	3.10
$250,000–$499,999	2.50	2.10	0.25	2.35
$500,000–$999,999	2.00	1.60	0.25	1.85
Class A investments (Money Market Fund)	—	0.00	0.00	0.00
All amounts
Class A investments of $1 million or more (all funds except Money Market Fund)[6]
First $1M–$4,999,999	—	0.75	0.25	1.00
Next $1–$5M above that	—	0.25	0.25	0.50
Next $1 or more above that	—	0.00	0.25	0.25
Class C investments (all funds except Money Market Fund)[7]
All amounts	—	0.75	0.25	1.00
Class C investments (Money Market Fund)[7]
All amounts	—	0.75	0.00	0.75
Class R2 investments[5]
All amounts	—	0.00	0.25	0.25
Class R4 investments[5]
All amounts	—	0.00	0.15	0.15
Class R5 investments
All amounts	—	0.00	0.00	0.00
Class R6 investments
All amounts	—	0.00	0.00	0.00
Class I investments[8]
All amounts	—	0.00	0.00	0.00
Class 1 investments
All amounts	—	0.00	0.05	0.05
Class NAV investments
All amounts	0.00	0.00	0.00	0.00
1
See “Sales Charges on Class A and Class C Shares” for discussion on how to qualify for a reduced sales charge. The Distributor may take recent redemptions into account in determining if an investment qualifies as a new investment.
2
For Class A investments under $1 million, a portion of the Selling Firm’s commission is paid out of the front-end sales charge.
3
Selling Firm commission, Rule 12b-1 service fee, and any underwriter fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages due to rounding, when combined using simple addition.
4
The Distributor retains the balance.
5
For purchases of Class A, Class R2, and Class R4 shares, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 service fee paid monthly in arrears. See “Distribution Agreements” for a description of Class A, Class R2, and Class R4 Rule 12b-1 Plan charges and payments.
6
Certain retirement platforms may invest in Class A shares without being subject to sales charges. Purchases via these platforms may pay a commission from the first dollar invested. Additionally, commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. In both cases, the Selling Firm receives Rule 12b-1 fees in the first year as a percentage of the amount invested. After the first year, the Selling Firm receives Rule 12b-1 fees as a percentage of average daily net eligible assets paid monthly in arrears.
7
For Class C shares, the Selling Firm receives Rule 12b-1 fees in the first year as a percentage of the amount invested. After the first year, the Selling Firm receives Rule 12b-1 fees as a percentage of average daily net eligible assets paid monthly in arrears.
8
The Distributor may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of the funds. This payment may be up to 0.15% of the amount invested.
CDSC revenues collected by the Distributor may be used to pay Selling Firm commissions when there is no initial sales charge.
Net Asset Value

The NAV for each class of shares of each fund is normally determined once daily as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern time, on each business day that the NYSE is open). Each class of shares of each fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class. The current NAV of a fund is available on our website at jhinvestments.com.
For All Funds Except Money Market Fund
In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the SEC and applicable regulations. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the fund’s NAV is not calculated. Consequently, the fund’s portfolio securities may trade and the NAV of the fund’s shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.
The Board has designated the funds' advisor as the valuation designee to perform fair value functions for each fund in accordance with the advisor's valuation policies and procedures. As valuation designee, the advisor will determine the fair value, in good faith, of securities and other assets held by each fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply and test fair value methodologies, and oversee and evaluate pricing services and other valuation agents used in valuing a fund's investments. The advisor is subject to Board oversight and reports to the Board information regarding the fair valuation process and related material matters. The advisor carries out its responsibilities as valuation designee through its Pricing Committee.
Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the Advisor's Pricing Committee in certain instances pursuant to procedures established by the Advisor and adopted by the Board. Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is typically valued at the price on the exchange where the security was acquired or most likely will be sold. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Equity securities traded principally in foreign markets are typically valued using the last sale price or official closing price in the relevant exchange or market, as adjusted by an independent pricing vendor to reflect fair value. On any day a foreign market is closed and the NYSE is open, any foreign securities will typically be valued using the last price or official closing price obtained from the relevant exchange on the prior business day adjusted based on information provided by an independent pricing vendor to reflect fair value. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of the close of the NYSE, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Shares of other open-end investment companies that are not ETFs (underlying funds) are valued based on the NAVs of such underlying funds.
Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, broker-dealer quotations, credit quality information, general market conditions, news, and other factors and assumptions. The fund may receive different prices when it sells odd-lot positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes.
The Pricing Committee engages in oversight activities with respect to pricing vendors, which includes, among other things, monitoring significant or unusual price fluctuations above predetermined tolerance levels from the prior day, back-testing of pricing vendor prices against actual trades, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these vendors.

Nevertheless, market quotations, official closing prices, or information furnished by a pricing vendor could be inaccurate, which could lead to a security being valued incorrectly.
If market quotations, official closing prices, or information furnished by a pricing vendor are not readily available or are otherwise deemed unreliable or not representative of the fair value of such security because of market- or issuer-specific events, a security will be valued at its fair value as determined in good faith by the Board's valuation designee, the Advisor. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.
Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.
The use of fair value pricing has the effect of valuing a security based upon the price a fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.
Regarding a fund’s investment in an underlying fund that is not an ETF, which (as noted above) is valued at such underlying fund’s NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.
For Money Market Fund
Money Market Fund operates as a government money market fund, as defined in Rule 2a-7 under the 1940 Act, and, accordingly, uses the amortized cost valuation method, which approximates market value, to value its portfolio securities. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund.
The Board has established procedures designed to stabilize, to the extent reasonably possible, the fund’s price per share as computed for the purpose of sales and redemptions at $1.00. The procedures direct the Advisor to establish procedures that will allow for the monitoring of the propriety of the continued use of amortized cost valuation to maintain a constant NAV of $1.00 for the fund. The procedures also direct the Advisor to determine NAV based upon available market quotations (“Shadow Pricing”), pursuant to which daily market values for securities held by the fund will be obtained and compared to such securities’ amortized cost values to ensure that the amortized cost values are representative of fair market value pursuant to the funds’ procedures. The fund shall value daily: (a) all portfolio instruments for which market quotations are readily available at market; and (b) all portfolio instruments for which market quotations are not readily available or are not obtainable from a pricing service, at their fair value as determined in good faith by the Board (the actual calculations, however, may be made by persons acting pursuant to the direction of the Board.) If the fair value of a security needs to be determined, the Pricing Committee will provide determinations, in accordance with procedures and methods established by the Advisor and adopted by the Board, of the fair value of securities held by the fund.
In determining market quotations that the fund may use for purposes of Shadow Pricing, pricing vendors may use matrix pricing or models that utilize certain inputs and assumptions to derive market quotations, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions. Special Shadow Pricing considerations may apply with respect to the fund's “odd-lot” positions, as the fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. Pricing vendors generally determine market quotations for securities assuming orderly transactions of institutional round lot sizes, but the fund may transact in such securities in smaller, odd lot sizes.
The Pricing Committee engages in oversight activities with respect to the fund's pricing vendors, which includes, among other things, monitoring significant or unusual price fluctuations above predetermined tolerance levels from the prior day, back-testing of pricing vendor prices against actual trades, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these vendors. Nevertheless, market quotations, official closing prices, or information furnished by a pricing vendor could be inaccurate, which could lead to a security being valued incorrectly.
In the event that the deviation from the amortized cost exceeds 0.30% of $1, or $0.003, per share in NAV, the Advisor shall promptly call a special meeting of the Board to determine what, if any, action should be initiated. Where the Trustees believe the extent of any deviation from the fund’s amortized cost NAV may result in material dilution or other unfair results to investors or existing shareholders, they shall take the action they deem appropriate to eliminate or reduce to the extent reasonably practical such dilution or unfair results. The actions that may be taken by the Board include, but are not limited to:
•
redeeming shares in kind;
•
selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the fund;
•
withholding or reducing dividends;

•
utilizing a NAV based on available market quotations; or
•
investing all cash in instruments with a maturity on the next business day.
In certain extraordinary circumstances, the fund may, with Board approval, reduce the number of shares outstanding by redeeming proportionately from shareholders, such number of full and fractional shares as is necessary to maintain the NAV at $1.00 for the fund. Such reduction in the number of outstanding fund shares would not reduce the value of a shareholder’s holdings in the fund, and as a result, no monetary compensation would be paid for the redemption.
Since a dividend is declared to shareholders each time net asset value is determined, the NAV per share of each class of the fund will normally remain constant at $1.00. There is no assurance that the fund can maintain the $1.00 NAV. Monthly, any increase in the value of a shareholder’s investment in either class from dividends is reflected as an increase in the number of shares of such class in the shareholder’s account or is distributed as cash if a shareholder has so elected.
It is expected that the fund’s net income will be positive each time it is determined. However, if because of a sudden rise in interest rates or for any other reason the net income of the fund determined at any time is a negative amount, the fund will offset the negative amount against income accrued during the month for each shareholder account. If at the time of payment of a distribution such negative amount exceeds a shareholder’s portion of accrued income, the fund may reduce the number of its outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full or fractional shares which represents the amount of excess. By investing in any class of shares of the fund, shareholders are deemed to have agreed to make such a contribution. This procedure permits the fund to maintain its NAV at $1.00.
If, in the view of the Trustees, it is inadvisable to continue the practice of maintaining the fund’s NAV at $1.00, the Trustees reserve the right to alter the procedures for determining NAV. The fund will notify shareholders of any such alteration.
Policy Regarding Disclosure of Portfolio Holdings

The Board has adopted a Policy Regarding Disclosure of Portfolio Holdings, to protect the interests of the shareholders of the funds and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Advisor, or the interests of the funds' subadvisors, principal underwriter or affiliated persons of the Advisor, subadvisors or principal underwriter. The Trusts' general policy with respect to the release of a fund’s portfolio holdings to unaffiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a “need to know” basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Each Trust applies its policy uniformly to all potential recipients of such information, including individual and institutional investors, intermediaries, affiliated persons of a fund, and all third party service providers and rating agencies.
Each Trust posts to its website at jhinvestments.com complete portfolio holdings a number of days after each calendar month end as described in the Prospectus. Each fund (other than Money Market Fund) also discloses its complete portfolio holdings information as of the end of the third month of every fiscal quarter on Form N-PORT within 60 days of the end of the fiscal quarter and on Form N-CSR within 70 days after the second and fourth quarter ends of the Trust's fiscal year. The portfolio holdings information in Form N-PORT is not required to be delivered to shareholders, but is made public through the SEC electronic filings. Shareholders receive either complete portfolio holdings information or summaries of a fund’s portfolio holdings with their annual and semiannual reports.
For Money Market Fund, the following information is posted on the website no later than the fifth business day after month end: weighted average maturity; weighted average life; and complete portfolio holdings by investment category and other related information. The fund reports certain information to the SEC monthly on Form N-MFP, including the fund’s portfolio holdings and other pricing information, which are made public immediately upon the report’s filing with the SEC. If certain material events occur regarding Money Market Fund’s portfolio holdings or its pricing, including actions the Board may take to address these events, the fund will be required to file a report with the SEC concerning these events and post this information on the fund’s website.
Firms that provide administrative, custody, financial, accounting, legal or other services to a fund may receive nonpublic information about a fund's portfolio holdings for purposes relating to their services. Additionally, portfolio holdings information for a fund that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. A fund’s material nonpublic holdings information may be provided to the following unaffiliated persons as part of the investment activities of the fund: entities that, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Moody’s, S&P, Fitch, Morningstar and Lipper, Vestek (Thomson Financial) or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including bankruptcy courts) or regulators with jurisdiction over the relevant Trust and its affiliates; and institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can be approved only by the Trusts' CCO or the CCO’s duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.
As of March 31, 2023, the entities that may receive information described in the preceding paragraph, and the purpose for which such information is disclosed, are as presented in the table below. Portfolio holdings information is provided as frequently as daily with a one-day lag.

Entity Receiving Portfolio Information	Disclosure Purpose
Abel Noser (f.k.a. Trade Informatics), (f.k.a. SJ Levinson)	Trade Execution Analysis
Acadia	Messaging application to be used for margins
Accenture	Operational Functions
Bloomberg L.P.	Portfolio Analysis, Order Management, Pricing, Reporting Agency
Broadridge Financial Solutions	Proxy Voting, Software Vendor
Brown Brothers Harriman & Co.	Reconciliation, Corporate Actions, Operational Functions, Securities Lending
Capital Institutional Services (CAPIS)	Broker Dealer, Commission Recapture, Transition Services
Charles River	Trading
Citibank	Securities Lending
Confluence Technologies	Consulting
DataLend	Securities Lending Analytics
DG3	Financial Reporting, Type Setting
Donnelley Financial Solutions	Financial Reporting
DUCO	Reconciliation services
Electra Information Systems	Reconciliation
Ernst & Young	Tax Reporting
ETF Global	Holdings Analytics
FactSet	Risk Management, Attribution, Portfolio Analysis tool, Performance
Foley Hoag	Foreign Currency Trade Review
FX Transparency	FX Trade Execution Analysis, Transactions
Gainskeeper	Wash Sales / REIT Data
Glass Lewis	Proxy Voting
Goldman Sachs (GSAL)	Securities Lending
Institutional Shareholder Services (ISS)	Class Actions, Proxy Voting
Interactive Data	Pricing
KPMG	Citi Fund Accounting SOC1 Auditor
Law Firm of Davis and Harman	Development of Revenue Ruling
Lipper	Ratings, Surveys
Markit	Service Provider-Electronic Data Management, Operational Functions
Milestone	Service Provider-Valuation Oversight
Morningstar, Inc.	Ratings, Surveys
MSCI Inc.	Liquidity Risk Management, Performance, Analytics
National Financial Services	Securities Lending
Northern Trust Co.	Back Office Service Provider
OSTTRA TriResolve	Portfolio reconciliation and exception management
PricewaterhouseCoopers LLP	Audit Services
RSM US LLP	Consulting
Russell Implementation Services	Transition Services
SS&C Advent	Reconciliation
SS&C Sylvan	Performance
Star Compliance	Code of Ethics Monitoring
State Street	Derivative Broker, Service Provider-IBOR, Operational Functions
SunGard	Securities Lending Analytics
SWIFT	Accounting, Custody Messaging
Virtu Analytics, LLC	Trade Execution Analysis
Wolters Kluwer	Audit Services, Tax Reporting
The CCO is required to pre-approve the disclosure of nonpublic information regarding a fund’s portfolio holdings to any affiliated persons of the relevant Trust. The CCO will use the following three considerations before approving disclosure of a fund’s nonpublic information to affiliated persons: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.

The CCO shall report to the Board whenever additional disclosures of a fund’s portfolio holdings are approved. The CCO’s report shall be presented at the Board meeting following such approval.
When the CCO believes that the disclosure of a fund’s nonpublic information to an unaffiliated person presents a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of the relevant Trust, the CCO shall refer the potential conflict to the Board. The Board shall then permit such disclosure of a fund’s nonpublic information only if in its reasonable business judgment it concludes that such disclosure will be in the best interests of the relevant Trust’s shareholders.
The receipt of compensation by a fund, the Advisor, a subadvisor or an affiliate as consideration for disclosing a fund’s nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.
Registered investment companies and separate accounts that are advised or subadvised by the funds' subadvisors may have investment objectives and strategies and, therefore, portfolio holdings, that potentially are similar to those of a fund. Neither such registered investment companies and separate accounts nor the funds' subadvisors are subject to the Trusts' Policy Regarding Disclosure of Portfolio Holdings, and may be subject to different portfolio holdings disclosure policies. The funds' subadvisors may not, and the Trusts' Board cannot, exercise control over policies applicable to separate subadvised funds and accounts.
In addition, the Advisor or the funds' subadvisors may receive compensation for furnishing to separate account clients (including sponsors of wrap accounts) model portfolios, the composition of which may be similar to those of a particular fund. Such clients have access to their portfolio holdings and are not subject to the Trusts' Policy Regarding Disclosure of Portfolio Holdings. In general, the provision of portfolio management services and/or model portfolio information to wrap program sponsors is subject to contractual confidentiality provisions that the sponsor will only use such information in connection with the program, although there can be no assurance that this would be the case in an agreement between any particular fund subadvisor that is not affiliated with the Advisor and a wrap account sponsor. Finally, the Advisor or the funds' subadvisors may distribute to investment advisory clients analytical information concerning a model portfolio, which information may correspond substantially to the characteristics of a particular fund’s portfolio, provided that the applicable fund is not identified in any manner as being the model portfolio.
The potential provision of information in the various ways discussed in the preceding paragraph is not subject to the Trusts' Policy Regarding Disclosure of Portfolio Holdings, as discussed above, and is not deemed to be the disclosure of a fund’s nonpublic portfolio holdings information. As a result of the funds' inability to control the disclosure of information as noted above, there can be no guarantee that this information would not be used in a way that adversely impacts a fund. Nonetheless, each fund has oversight processes in place to attempt to minimize this risk.
Sales Charges On Class A and Class C Shares

Class A shares of Money Market Fund are available with no front-end sales charge. For all other funds, Class A shares are offered at a price equal to their NAV plus a sales charge imposed at the time of purchase (the “initial sales charge”). Class C shares of the applicable funds are offered at a price equal to their NAV plus a sales charge imposed on a contingent deferred basis (the “contingent deferred sales charge” or “CDSC”).
The Trustees reserve the right to change or waive a fund’s minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Advisor such rejection is in the fund’s best interest.
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the funds or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the Prospectus, “Intermediary sales charge waivers,” which includes information about specific sales charge waivers applicable to the intermediaries identified therein).
The sales charges applicable to purchases of Class A shares of a fund are described in the Prospectus. Please note, these waivers are distinct from those described in Appendix 1 to the Prospectus, “Intermediary sales charge waivers,” and are not intended to describe the sales load cost structure of, or be exclusive to, any particular intermediary. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of a fund, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class C, Class I, Class R6, or all Class R shares of the John Hancock funds owned by the investor (see “Combination and Accumulation Privileges” below).
In order to receive the reduced sales charge, the investor must notify his or her financial professional and/or the financial professional must notify the funds' transfer agent, John Hancock Signature Services, Inc. (“Signature Services”) at the time of purchase of the Class A shares, about any other John Hancock funds owned by the investor, the investor’s spouse and their children under the age of 21 (see “Combination and Accumulation Privileges” below). This includes investments held in an IRA, including those held at a broker or financial professional other than the one handling the investor’s current purchase. Additionally, individual purchases by a trustee(s) or other fiduciary(ies) also may be aggregated if the investments are for a single trust estate or for a group retirement plan. Assets held within a group retirement plan may not be combined with any assets held by those same participants outside of the plan.
John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether an investor qualifies for a reduced sales charge on the current purchase. Signature Services will automatically link certain accounts registered in the same client name, with the same taxpayer identification number, for the purpose of qualifying an investor for lower initial sales charge rates. An investor must notify Signature

Services and his or her broker-dealer (financial professional) at the time of purchase of any eligible accounts held by the investor’s spouse or children under 21 in order to ensure these assets are linked to the investor’s accounts. Also, see Appendix 1 to the Prospectus, “Intermediary sales charge waivers,” for more information regarding the availability of sales charge waivers through particular intermediaries.
Without Sales Charges.  Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:
•
A Trustee or officer of the Trust; a director or officer of the Advisor and its affiliates, subadvisors or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or directors of any of the foregoing; a member of the immediate family (spouse, child, grandparent, grandchild, parent, sibling, mother-in-law, father-in-law, daughter-in-law, son-in-law, brother-in-law, sister-in-law, niece, nephew and same sex domestic partner; “Immediate Family”) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.
•
A broker, dealer, financial planner, consultant or registered investment advisor that uses fund shares in certain eligible retirement platforms, fee-based investment products or services made available to their clients.
•
Financial intermediaries who offer shares to self-directed investment brokerage accounts that may or may not be charged a transaction fee. Also, see Appendix 1 to the Prospectus, “Intermediary sales charge waivers,” for more information regarding the availability of sales charge waivers through particular intermediaries.
•
Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA.
•
Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to a Roth IRA.
•
Individuals recharacterizing assets from an IRA, Roth IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted.
•
Terminating participants in a pension, profit sharing or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code, (i) that is funded by certain John Hancock group annuity contracts, (ii) for which John Hancock Trust Company serves as trustee or custodian, or (iii) the trustee or custodian of which has retained RPS as a service provider, rolling over assets (directly or within 60 days after distribution) from such a plan (or from a John Hancock Managed IRA or John Hancock Annuities IRA into which such assets have already been rolled over) to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, or the subsequent establishment of or any rollover into a new John Hancock fund account by such terminating participants and/or their Immediate Family (as defined above), including subsequent investments into such accounts and which are held directly at John Hancock funds or at the PFS Financial Center.
•
Participants in a terminating pension, profit sharing or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code (the assets of which, immediately prior to such plan’s termination, were (a) held in certain John Hancock group annuity contracts, (b) in trust or custody by John Hancock Trust Company, or (c) by a trustee or custodian which has retained John Hancock RPS as a service provider, but have been transferred from such contracts or trust funds and are held either: (i) in trust by a distribution processing organization; or (ii) in a custodial IRA or custodial Roth IRA sponsored by an authorized third party trust company and made available through John Hancock), rolling over assets (directly or within 60 days after distribution) from such a plan to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, or the subsequent establishment of or any rollover into a new John Hancock fund account by such participants and/or their Immediate Family (as defined above), including subsequent investments into such accounts and which are held directly at John Hancock funds or at the PFS Financial Center.
•
Participants actively enrolled in a John Hancock RPS plan account rolling over or transferring assets into a new John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds through John Hancock PFS (to the extent such assets are otherwise prohibited from rolling over or transferring into the John Hancock RPS plan account), including subsequent investments into such accounts and which are held directly at John Hancock funds or at the John Hancock PFS Financial Center.
•
Individuals rolling over assets held in a John Hancock custodial 403(b)(7) account into a John Hancock custodial IRA account.
•
Individuals exchanging shares held in an eligible fee-based program for Class A Shares, provided however, subsequent purchases in Class A Shares will be subject to applicable sales charges.
•
Former employees/associates of John Hancock, its affiliates or agencies rolling over (directly or indirectly within 60 days after distribution) to a new John Hancock custodial IRA or John Hancock custodial Roth IRA from the John Hancock Employee Investment-Incentive Plan (TIP), John Hancock Savings Investment Plan (SIP) or the John Hancock Pension Plan and such participants and their Immediate Family (as defined above) subsequently establishing or rolling over assets into a new John Hancock account through John Hancock PFS, including subsequent investments into such accounts and which are held directly at John Hancock funds or at the John Hancock PFS Financial Center.
•
Participants in group retirement plans that are eligible and permitted to purchase Class A shares. This waiver is contingent upon the group retirement plan being in a recordkeeping arrangement and does not apply to group retirement plans transacting business with a fund through a brokerage relationship in which sales charges are customarily imposed. In addition, this waiver does not apply to a group retirement plan that leaves its current recordkeeping arrangement and subsequently transacts business with the fund through a brokerage relationship in which sales charges are customarily imposed. Whether a sales charge waiver is available to your group retirement plan through its record keeper depends upon the policies and procedures of your intermediary. Please consult your financial professional for further information.
Investors who acquired their Class A shares as a result of the reorganization of FMA Small Company Portfolio, Rainier Large Cap Growth Equity Portfolio, or Robeco Boston Partners Large Cap Value Fund, as applicable, may make additional purchases without a sales charge to their accounts that have continuously held fund shares since the date of the applicable reorganization. An investor purchasing fund shares through a financial institution may no longer be eligible to purchase fund shares at NAV if the nature of the investor’s relationship with and/or the services it receives from the financial institution changes. In such cases, such investors may be required to hold their fund shares directly through Signature Services, the fund’s transfer agent, in order to maintain the privilege with respect to future purchases. An investor should consult with his or her financial professional for further details.
NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan, and any other qualified plans as described in Code Sections 401(a), 403(b), or 457 and not specified above as waiver-eligible, will be subject to applicable sales charges.
•
A member of a class action lawsuit against insurance companies who is investing settlement proceeds.
In-Kind Re-Registrations.  A shareholder who has previously paid a sales charge, withdraws funds via a tax-reportable transaction from one John Hancock fund account and reregisters those assets directly to another John Hancock fund account, without the assets ever leaving the John Hancock Fund Complex, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in-kind.
NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan, and any other qualified plans as described in Sections 401(a), 403(b), or 457 of the Code are not eligible for this provision, and will be subject to applicable sales charges.
Class A shares also may be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.
Reducing Class A Sales Charges
Combination and Accumulation Privileges.  In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by an individual, his or her spouse, and their children under the age of 21 when purchasing securities in the following:
•
his or her own individual or their joint account;
•
his or her trust account of which one of the above persons is the grantor or the beneficial owner;
•
a Uniform Gift/Transfer to Minor Account or Coverdell Education Savings Account (“ESA”) in which one of the above persons is the custodian or beneficiary;
•
a single participant retirement/benefit plan account, as long as it is established solely for the benefit of the individual account owner;
•
an IRA, including traditional IRAs, Roth IRAs, and SEP IRAs; and
•
his or her sole proprietorship.
Group Retirement Plans, including 403(b)(7), Money Purchase Pension Plans, Profit-Sharing Plans, SARSEPs, and Simple IRAs with multiple participants may combine Class A share purchases to reduce their sales charge.
Individual qualified and non-qualified investments can be combined to take advantage of this privilege; however, assets held within a group retirement plan may not be combined with any assets held by those same participants outside of the plan.
Class A investors also may reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class C, Class I, Class R6, and all Class R shares of all funds in the John Hancock Fund Complex already held by such persons. However, Class A shares of John Hancock Money Market Fund, a series of John Hancock Current Interest (the “Money Market Fund”), will be eligible for the accumulation privilege only if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his or her financial professional or Signature Services at the time of the purchase about any other John Hancock funds held by that investor, his or her spouse, and their children under the age of 21. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm’s representative.
Group Investment Program.  Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group that: (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the funds in its mailings to its members at a reduced or no cost to the Distributor.
Letter of Intention.  Reduced Class A sales charges are applicable to investments made pursuant to an LOI, which should be read carefully prior to its execution by an investor. All investors have the option of making their investments over a specified period of thirteen (13) months. An individual’s non-retirement and qualified retirement plan investments can be combined to satisfy an LOI. The retirement accounts eligible for combination include traditional IRAs, Roth IRAs, Coverdell ESAs, SEPs, SARSEPs, and SIMPLE IRAs. Since some assets are held in omnibus accounts, an investor wishing to count those eligible assets towards a Class A purchase must notify Signature Services and his or her financial professional of these holdings. The aggregate amount of such an investment must be equal to or greater than a fund’s first breakpoint level (generally $50,000 or $100,000 depending on the specific fund) over a period of 13 months from the date of the LOI. Any shares for which no sales charge was paid will not be credited as purchases made under the LOI.

The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge that would have been paid had the LOI not been in effect is due from the investor. In such cases, the sales charge applicable will be assessed based on the amount actually invested. However, for the purchases actually made within the specified period of 13 months, the applicable sales charge will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested. The asset inclusion criteria stated under the Combination and Accumulation Privilege applies to accounts eligible under the LOI. If such assets exceed the LOI amount at the conclusion of the LOI period, the LOI will be considered to have been met.
The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the 13-month period. At that time, the escrowed shares will be released. If the total investment specified in the LOI is not completed, the shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his or her attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. An LOI does not constitute a binding commitment by an investor to purchase, or by a fund to sell, any additional Class A shares, and may be terminated at any time.
Deferred Sales Charge on Class A and Class C Shares
Class A shares of Money Market Fund are available with no front-end sales charge. For all other funds,  Class A shares are available with no front-end sales charge on investments of $1 million or more. Class C shares are purchased at NAV without the imposition of an initial sales charge. In each of these cases, the funds will receive the full amount of the purchase payment. Also, see Appendix 1 to the Prospectus “Intermediary sales charge waivers,” for more information regarding the availability of sales charge waivers through particular intermediaries.
Contingent Deferred Sales Charge.  There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase. Class C shares that are redeemed within one year of purchase will be subject to a CDSC at the rates set forth in the applicable Prospectus as a percentage of the dollar amount subject to the CDSC. The CDSC will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class A or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices or on shares derived from reinvestment of dividends or capital gains distributions.
In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that a shareholder’s redemption comes first from shares the shareholder has held beyond the one-year CDSC redemption period for Class A or Class C shares, or those the shareholder acquired through dividend and capital gain reinvestment. For this purpose, the amount of any increase in a share’s value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.
When requesting a redemption for a specific dollar amount, a shareholder should state if proceeds to equal the dollar amount requested are required. If not stated, only the specified dollar amount will be redeemed from the shareholder’s account and the proceeds will be less any applicable CDSC.
With respect to a CDSC imposed on a redemption of Class A shares, proceeds from the imposition of a CDSC are paid to the Distributor and are used in whole or in part by the Distributor to defray its expenses related to paying a commission or finder’s fee in connection with the purchase at NAV of Class A shares with a value of $1 million or more.
With respect to a CDSC imposed on a redemption of Class C shares, proceeds from the imposition of a CDSC are paid to the Distributor and are used in whole or in part by the Distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of Class C shares, such as the payment of compensation to select Selling Firms for selling Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell Class C shares without a sales charge being deducted at the time of the purchase.
Waiver of Contingent Deferred Sales Charge.  The CDSC will be waived on redemptions of Class A and Class C shares, unless stated otherwise, in the circumstances defined below:
For all account types:
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Redemptions of Class A shares by a group retirement plan that continues to offer the same or another John Hancock mutual fund as an investment to its participants.
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Redemptions made pursuant to a fund’s right to liquidate an account if the investor owns shares worth less than the stated account minimum in the section “Small accounts” in the Prospectus.
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Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.
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Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)
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Redemptions made under the Reinstatement Privilege, as described in “Sales Charge Reductions and Waivers” in the Prospectus.
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Redemption of Class C shares made under a systematic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as the shareholder’s annual redemptions do not exceed 12% of the account value, including reinvested dividends, at the time the systematic withdrawal plan was established and 12% of the value of subsequent investments (less redemptions) in that account at the time Signature Services is notified. (Please note that this waiver does not apply to systematic withdrawal plan redemptions of Class A shares that are subject to a CDSC).
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Rollovers, contract exchanges or transfers of John Hancock custodial 403(b)(7) account assets required by Signature Services as a result of its decision to discontinue maintaining and administering 403(b)(7) accounts.
For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Code) unless otherwise noted.
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Redemptions made to effect mandatory or life expectancy distributions under the Code. (Waiver based on required minimum distribution calculations for John Hancock mutual fund IRA assets only.)
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Returns of excess contributions made to these plans.
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Redemptions made to effect certain distributions, as outlined in the following table, to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing Plan/401(k) Plans), 403(b), 457 and 408 (SEPs and SIMPLE IRAs) of the Code.
Please see the following table for some examples.
Type of Distribution	401(a) Plan (401(k), MPP, PSP) & 457	403(b)	Roth IRA & Coverdell ESA	IRA, SEP IRA & Simple IRA	Non-Retirement
Death or Disability	Waived	Waived	Waived	Waived	Waived
Over 70 1∕2 (or 72, in the case of individuals for whom the minimum distribution requirements begin at age 72)	Waived	Waived	Waived[1]	Waived[1]	12% of account value annually in periodic payments
Between 59 1∕2 and 70 1∕2 (or 72, in the case of individuals for whom the minimum distribution requirements begin at age 72)	Waived	Waived	12% of account value annually in periodic payments	Waived for Life Expectancy or 12% of account value annually in periodic payments	12% of account value annually in periodic payments
Under 59 1∕2 (Class C only)	Waived for annuity payments (72t2) or 12% of account value annually in periodic payments	Waived for annuity payments (72t) or 12% of account value annually in periodic payments	12% of account value annually in periodic payments	Waived for annuity payments (72t) or 12% of account value annually in periodic payments	12% of account value annually in periodic payments
Termination of Plan	Not Waived	Waived	N/A	N/A	N/A
Hardships	Waived	Waived	N/A	N/A	N/A
Qualified Domestic Relations Orders	Waived	Waived	N/A	N/A	N/A
Termination of Employment Before Normal Retirement Age	Waived	Waived	N/A	N/A	N/A
Return of Excess	Waived	Waived	Waived	Waived	N/A
1
External direct rollovers and transfer of assets are excluded.
2
Refers to withdrawals from retirement accounts under Section 72(t) of the Code.
If a shareholder qualifies for a CDSC waiver under one of these situations, Signature Services must be notified at the time of redemption. The waiver will be granted once Signature Services has confirmed that the shareholder is entitled to the waiver.
Special Redemptions

Although it would not normally do so, each fund has the right to pay the redemption price of its shares in whole or in part in portfolio securities as prescribed by the Trustees. When a shareholder sells any securities received in a redemption of fund shares, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of fulfilling such a redemption request in the same manner as they are in computing the fund’s NAV. Diversified Real Assets Fund, Fundamental Equity Income Fund, Mid Cap Growth Fund, and Money Market Fund have, however, elected to be governed by Rule 18f-1 under the 1940 Act. Under that rule, a fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the fund’s NAV at the beginning of such period.

Each Trust has adopted Procedures Regarding Redemptions in Kind by Affiliates (the “Procedures”) to facilitate the efficient and cost effective movement of assets of a fund and other funds managed by the Advisor or its affiliates (“affiliated funds”) in connection with certain investment and marketing strategies. It is the position of the SEC that the 1940 Act prohibits an investment company, such as each fund, from satisfying a redemption request from a shareholder that is affiliated with the investment company by means of an in-kind distribution of portfolio securities. However, under a no-action letter issued by the SEC staff, a redemption in kind to an affiliated shareholder is permissible provided certain conditions are met. The Procedures, which are intended to conform to the requirements of this no-action letter, allow for in-kind redemptions by fund and affiliated fund shareholders subject to specified conditions, including that:
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the distribution is effected through a pro rata distribution of securities of the distributing fund or affiliated fund;
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the distributed securities are valued in the same manner as they are in computing the fund’s or affiliated fund’s NAV;
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neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in kind may select or influence the selection of the distributed securities; and
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the Board, including a majority of the Independent Trustees, must determine on a quarterly basis that any redemptions in kind to affiliated shareholders made during the prior quarter were effected in accordance with the Procedures, did not favor the affiliated shareholder to the detriment of any other shareholder and were in the best interests of the fund and the affiliated fund.
Potential Adverse Effects of Large Shareholder Transactions
A fund may from time to time sell to one or more investors, including other funds advised by the Advisor or third parties, a substantial amount of its shares, and may thereafter be required to satisfy redemption requests by such shareholders. The Advisor and/or the subadvisor, as seed investors, may have significant ownership in certain funds. The Advisor and subadvisor, as applicable, face conflicts of interest when considering the effect of redemptions on any such funds and on other shareholders in deciding whether and when to redeem its respective shares. Such sales and redemptions may be very substantial relative to the size of such fund. While it is not possible to predict the overall effect of such sales and redemptions over time, such transactions may adversely affect such fund’s performance to the extent that the fund is required to invest cash received in connection with a sale or to sell portfolio securities to facilitate a redemption at, in either case, a time when the fund otherwise would not invest or sell. As a result, the fund may have greater or lesser market exposure than would otherwise be the case. Such transactions also may accelerate the realization of capital gains or increase a fund’s transaction costs, which would detract from fund performance.
A large redemption could significantly reduce the assets of a fund, causing decreased liquidity and, depending on any applicable expense caps and/or waivers, a higher expense ratio. If a fund is forced to sell portfolio securities that have appreciated in value, such sales may accelerate the realization of taxable income to shareholders if such sales of investments result in gains. If a fund has difficulty selling portfolio securities in a timely manner to meet a large redemption request, the fund may have to borrow money to do so. In such an instance, the fund’s remaining shareholders would bear the costs of such borrowings, and such costs could reduce the fund’s returns. In addition, a large redemption could result in a fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio and possibly resulting in the fund’s becoming too small to be economically viable.
Non-U.S. market closures and redemptions.  Market closures during regular holidays in an applicable non-U.S. market that are not holidays observed in the U.S. market may prevent the fund from executing securities transactions within the normal settlement period. Unforeseeable closures of applicable non-U.S. markets may have a similar impact. During such closures, the fund may be required to rely on other methods to satisfy shareholder redemption requests, including the use of its line of credit, interfund lending facility, redemptions in kind, or such other liquidity means or facilities as the fund may have in place from time to time, or the delivery of redemption proceeds may be extended beyond the normal settlement cycle.
Additional Services and Programs

Exchange Privilege.  Each Trust permits exchanges of shares of any class of a fund for shares of the same class of any other fund within the John Hancock Fund Complex offering that same class at the time of the exchange. Class I, Class R2, Class R4, Class R5, or Class R6 shareholders also may exchange their shares for Class A shares of Money Market Fund. If a shareholder exchanges into Class A shares of the Money Market Fund, any future exchanges out of Money Market Fund Class A shares must be to the same share class from which they were originally exchanged.
The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.
Exchanges between funds are based on their respective NAVs. No sales charge is imposed, except on exchanges of Class A shares from Money Market Fund to another John Hancock fund, if a sales charge has not previously been paid on those shares. Shares acquired in an exchange will be subject to the CDSC rate and holding schedule of the fund in which such shares were originally purchased if and when such shares are redeemed. For Class C shares, this will have no impact on shareholders because the CDSC rates and holding schedules are the same for all Class C shares across the John Hancock Fund Complex. For Class A shares, certain funds within the John Hancock Fund Complex have different CDSC rates and holding schedules and shareholders should review the Prospectus for funds with Class A shares before considering an exchange. For purposes of determining the holding period for calculating the CDSC, shares will continue to age from their original purchase date.
If a group retirement plan, whose financial advisor has received finder’s fee compensation on the plan’s investments, exchanges all its Class A assets out of a John Hancock fund to a non-John Hancock investment, a CDSC may apply.

Each fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the fund for 90 days before a shareholder is permitted a new exchange.
An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for federal income tax purposes. An exchange may result in a taxable gain or loss. See “Additional Information Concerning Taxes.”
Conversion Privilege.  Provided a fund’s eligibility requirements are met, and to the extent the referenced share class is offered by the fund, an investor in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms, as determined by the fund, may be afforded an opportunity to make a conversion of (i) Class A and/or Class C shares (not subject to a CDSC) also owned by the investor in the same fund to Class I shares or Class R6 shares of the fund; or (ii) Class I shares also owned by the investor in the same fund to Class R6 shares of the same fund. Investors that no longer participate in a fee-based, wrap, or other investment platform program of certain firms may be afforded an opportunity to make a conversion to Class A shares of the same fund. Class C shares may be converted to Class A at the request of the applicable financial intermediary after the expiration of the CDSC period, provided that the financial intermediary through which a shareholder purchased or holds Class C shares has records verifying that the Class C share CDSC period has expired and the position is held in an omnibus or dealer-controlled account. The fund may in its sole discretion permit a conversion of one share class to another share class of the same fund in certain circumstances other than those described above.
In addition, Trustees, employees of the Advisor or its affiliates, employees of the subadvisor, members of the fund's portfolio management team and the spouses and children (under age 21) of the aforementioned, may make a conversion of Class A or Class I shares also owned by the investor in the same fund to Class R6 shares. If Class R6 shares are unavailable, such investors may make a conversion of Class A shares in the same fund to Class I shares.
The conversion of one share class to another share class of the same fund in the particular circumstances described above, should not cause the investor to realize taxable gain or loss. For further details, see “Additional Information Concerning Taxes” for information regarding the tax treatment of such conversions.
Systematic Withdrawal Plan.  Each Trust permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of fund shares. Since the redemption price of fund shares may be more or less than the shareholder’s cost, depending upon the market value of the securities owned by a fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of a fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares, if applicable, and the CDSC imposed on redemptions of Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time that a Systematic Withdrawal Plan is in effect. Each fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days’ prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.
Monthly Automatic Accumulation Program (“MAAP”).  This program is explained in a Prospectus that describes Class A or Class C shares. The program, as it relates to automatic investment checks, is subject to the following conditions:
•
The investments will be drawn on or about the day of the month indicated;
•
The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder’s bank. The bank shall be under no obligation to notify the shareholder as to the nonpayment of any checks; and
•
The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services that is received at least five (5) business days prior to the due date of any investment.
Reinstatement or Reinvestment Privilege.  If Signature Services and the financial professional are notified prior to reinvestment, a shareholder who has redeemed fund shares may, within 120 days after the date of redemption, reinvest, without payment of a sales charge any part of the redemption proceeds in shares back into the same share class of the same John Hancock fund and account from which it was removed, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares of a fund may be reinvested at NAV without paying a sales charge for Class A shares of the fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at NAV in additional shares of the same class, fund, and account from which the redemption was made. The shareholder’s account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.
Redemption proceeds that are otherwise prohibited from being reinvested in the same account or the same fund may be invested in another account for the same shareholder in the same share class of the same fund (or different John Hancock fund if the original fund is no longer available) without paying a sales charge. Any such reinvestment is subject to the minimum investment limit.
A fund may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.
A redemption or exchange of fund shares is a taxable transaction for federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of fund shares will be treated for tax purposes as described under the caption “Additional Information Concerning Taxes.”
Section 403(b)(7) Accounts.  Section 403(b)(7) of the Code permits public school employers and employers of certain types of tax-exempt organizations to establish for their eligible employees custodial accounts for the purpose of providing for retirement income for such employees.

Treasury regulations impose certain conditions on exchanges between one custodial account intended to qualify under Section 403(b)(7) (the “exchanged account”) and another contract or custodial account intended to qualify under Section 403(b) (the “replacing account”) under the same employer plan (a “Section 403(b) Plan”). Specifically, the replacing account agreement must include distribution restrictions that are no less stringent than those imposed under the exchanged account agreement, and the employer must enter into an agreement with the custodian (or other issuer) of the replacing account under which the employer and the custodian (or other issuer) of the replacing account will from time to time in the future provide each other with certain information.
Due to Treasury regulations:
1
The funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts intended to qualify as a Section 403(b) Plan.
2
The funds do not accept requests for exchanges or transfers into John Hancock custodial 403(b)(7) accounts (i.e., where the investor holds the replacing account).
3
The funds require certain signed disclosure documentation in the event:
•
A shareholder established a John Hancock custodial 403(b)(7) account with a fund prior to September 24, 2007; and
•
A shareholder directs the fund to exchange or transfer some or all of the John Hancock custodial 403(b)(7) account assets to another custodial 403(b) contract or account (i.e., where the exchanged account is with the fund).
4
The funds do not accept salary deferrals into custodial 403(b)(7) accounts.
In the event that a fund does not receive the required documentation, and the fund is nonetheless directed to proceed with the transfer, the transfer may be treated as a taxable transaction.
Purchases and Redemptions Through Third Parties

Shares of the funds may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. A fund will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm’s authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders to the fund for execution at the NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with a fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying fund shares. This fee is paid by the Advisor, the fund and/or the Distributor.
Certain accounts held on a fund’s books, known as omnibus accounts, contain the investments of multiple underlying clients that are invested in shares of the funds. These underlying client accounts are maintained by entities such as financial intermediaries. Indirect investments in a John Hancock fund through a financial intermediary such as, but not limited to: a broker-dealer, a bank (including a bank trust department), an investment advisor, a record keeper or trustee of a retirement plan or qualified tuition plan or a sponsor of a fee-based program that maintains an omnibus account with a fund for trading on behalf of its customers, may be subject to guidelines, conditions, services and restrictions that are different from those discussed in a fund’s Prospectus. These differences may include, but are not limited to: (i) eligibility standards to purchase, exchange, and sell shares depending on that intermediary’s policies; (ii) availability of sales charge waivers and fees; (iii) minimum and maximum initial and subsequent purchase amounts; and (iv) unavailability of LOI privileges. With respect to the availability of sales charge waivers and fees, and LOI privileges, see Appendix 1 to the Prospectus, “Intermediary sales charge waivers.” Additional conditions may apply to an investment in a fund, and the investment professional or intermediary may charge a transaction-based, administrative or other fee for its services. These conditions and fees are in addition to those imposed by a fund and its affiliates.
Description of Fund Shares

The Trustees are responsible for the management and supervision of each Trust. Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each fund or other series of the Trust without par value. Under each Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of 22 series of the Trusts. Additional series may be added in the future. The Trustees also have authorized the issuance of nine classes of shares of the funds, designated as Class A, Class C, Class I, Class NAV, Class R2, Class R4, Class R5, Class R6, and Class 1. Additional classes of shares may be authorized in the future.
Each share of each class of a fund represents an equal proportionate interest in the aggregate net assets attributable to that class of the fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plan, if any. The different classes of a fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.
Dividends paid by a fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the fact that: (i) the distribution and service fees, if any, relating to each class of shares will be borne exclusively by that class, and (ii) each class of shares will bear any class expenses properly allocable to that class of shares. Similarly, the NAV per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of a fund that are available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.
Unless otherwise required by the 1940 Act or the Declaration of Trust, each Trust has no intention of holding annual meetings of shareholders. Trust shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the relevant Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with a request for a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.
Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of such trust or a series thereof. However, each Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the relevant Trust. Each Declaration of Trust also provides for indemnification out of the Trust’s assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. Each Declaration of Trust also provides that no series of the relevant Trust shall be liable for the liabilities of any other series. Furthermore, no series of a Trust shall be liable for the liabilities of any other fund within the John Hancock Fund Complex. Liability is therefore limited to circumstances in which a fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.
Each fund reserves the right to reject any application that conflicts with the fund’s internal policies or the policies of any regulatory authority. The Distributor does not accept starter, credit card, or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the funds to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder’s account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security, or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also, for shareholders’ protection, telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can be mailed only to the address of record.
Except as otherwise provided, shares of a fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates. For purposes of this policy, U.S. citizens and U.S. residents must reside in the U.S. and U.S. domestic corporations, partnerships, trusts, and estates must have a U.S. address of record.
The Declaration of Trust of each Trust also provides that the Board may approve the merger of a relevant fund with an affiliated fund without shareholder approval, in accordance with the 1940 Act. This provision will permit the merger of affiliated funds without shareholder approval in certain circumstances to avoid incurring the expense of soliciting proxies when a combination does not raise significant issues for shareholders. For example, this provision would permit the combination of two small funds having the same portfolio managers, the same investment objectives, and the same fee structure in order to achieve economies of scale and thereby reduce fund expenses borne by shareholders. Such a merger will still require the Board (including a majority of the Independent Trustees) to determine that the merger is in the best interests of the combining funds and will not dilute the interest of existing shareholders. The Trustees would evaluate any and all information reasonably necessary to make their determination and consider and give appropriate weight to all pertinent factors in fulfilling their duty of care to shareholders.
Shareholders of an acquired fund will still be required to approve a combination that would result in a change in a fundamental investment policy, a material change to the terms of an advisory agreement, the institution of or an increase in Rule 12b-1 fees, or when the board of the surviving fund does not have a majority of Independent Trustees who were elected by its shareholders. Under Massachusetts law, shareholder approval is not required for fund mergers, consolidation, or sales of assets. Shareholder approval nevertheless will be obtained for combinations of affiliated funds when required by the 1940 Act. Shareholder approval also will be obtained for combinations with unaffiliated funds when deemed appropriate by the Trustees.
Each Trust's amended and restated Declaration of Trust: (i) sets forth certain duties, responsibilities, and powers of the Trustees; (ii) clarifies that, other than as provided under federal securities laws, the shareholders may only bring actions involving a fund derivatively; (iii) provides that any action brought by a shareholder related to a fund will be brought in Massachusetts state or federal court, and that, if a claim is brought in a different jurisdiction and subsequently changed to a Massachusetts venue, the shareholder will be required to reimburse the fund for such expenses; and (iv) clarifies that shareholders are not intended to be third-party beneficiaries of fund contracts. The foregoing description of the Declaration of Trust is qualified in its entirety by the full text of the Declaration of Trust, effective as of January 22, 2016, which is available by writing to the Secretary of the Trust at 200 Berkeley Street, Boston, Massachusetts 02116, and also on the SEC’s and Secretary of the Commonwealth of Massachusetts’ websites.
Sample Calculation of Maximum Offering Price

For Money Market Fund
Class A and Class C shares of Money Market Fund are sold at an offering price of $1.00 per share without any initial sales charges.

For All Funds Except Money Market Fund
Class A shares are sold with a maximum initial sales charge of 5.00%. Class C shares are sold at NAV without any initial sales charges and with a 1.00% CDSC on shares redeemed within 12 months of purchase. Class I, Class NAV, Class R2, Class R4, Class R5, Class R6, and Class 1 shares of each fund, as applicable, are sold at NAV without any initial sales charges or CDSCs. The following tables show the maximum offering price per share of each class of each fund using the fund's relevant NAV as of March 31, 2023.
Fund	NAV and redemption price per Class A Share ($)	Maximum sales charge (5.00% of offering price) ($)	Maximum offering price to public ($)
Disciplined Value Fund	21.72	1.14	22.86
Disciplined Value Mid Cap Fund	23.54	1.24	24.78
Diversified Real Assets	N/A	N/A	N/A
Fundamental Equity Income Fund[1]	N/A	N/A	N/A
Global Shareholder Yield Fund	10.36	0.55	10.91
International Growth Fund	23.88	1.26	25.14
Mid Cap Growth Fund	13.31	0.70	14.01
Money Market Fund	1.00	N/A	N/A
U.S. Growth Fund	18.30	0.96	19.26
1
The fund commenced operations on June 28, 2022.
Net Asset Value, Offering Price, and Redemption Price per Share ($)
Fund	Class C
Disciplined Value Fund	19.92
Disciplined Value Mid Cap Fund	23.45
Diversified Real Assets	N/A
Fundamental Equity Income Fund[1]	N/A
Global Shareholder Yield Fund	10.40
International Growth Fund	22.73
Mid Cap Growth Fund	13.16
Money Market Fund	1.00
U.S. Growth Fund	17.13
1
The fund commenced operations on June 28, 2022.
	Net Asset Value, Offering Price, and Redemption Price per Share
Fund	Class I ($)	Class R2 ($)	Class R4 ($)	Class R5 ($)	Class R6 ($)	Class NAV ($)	Class 1 ($)
Disciplined Value Fund	20.80	20.76	20.80	20.85	20.85	20.86	N/A
Disciplined Value Mid Cap Fund	24.76	24.64	24.73	N/A	24.75	N/A	N/A
Diversified Real Assets	N/A	N/A	N/A	N/A	N/A	11.19	N/A
Fundamental Equity Income Fund[1]	10.77	N/A	N/A	N/A	N/A	N/A	N/A
Global Shareholder Yield Fund	10.41	10.44	N/A	N/A	10.39	10.40	N/A
International Growth Fund	24.05	23.87	24.00	N/A	24.11	24.07	24.06
Mid Cap Growth Fund	13.36	N/A	N/A	N/A	13.38	13.38	N/A
Money Market Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A
U.S. Growth Fund	18.66	18.42	18.65	N/A	18.78	18.77	N/A
1
The fund commenced operations on June 28, 2022.
Additional Information Concerning Taxes

The following discussion is a general and abbreviated summary of certain tax considerations affecting the funds and their shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to federal, state, local or foreign taxes.
Each fund is treated as a separate entity for accounting and tax purposes and intends to qualify as a RIC under Subchapter M of the Code for each taxable year. In order to qualify for the special tax treatment accorded RICs and their shareholders, a fund must, among other things:

(a)
derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from interests in qualified publicly traded partnerships (as defined below);
(b)
distribute with respect to each taxable year at least the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid-generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and 90% of net tax-exempt interest income, for such year; and
(c)
diversify its holdings so that, at the end of each quarter of the fund’s taxable year: (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of the fund’s total assets is invested (x) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers that the fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below).
With respect to gains from the sale or other disposition of foreign currencies, the Treasury Department can, by regulation, exclude from qualifying income foreign currency gains which are not directly related to a RIC’s principal business of investing in stock (or options or futures with respect to stock or securities), but no regulations have been proposed or adopted pursuant to this grant of regulatory authority.
In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” will be treated as qualifying income. A “qualified publicly traded partnership” is a publicly traded partnership that satisfies certain requirements with respect to the type of income it produces. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. If a fund invests in publicly traded partnerships, it might be required to recognize in its taxable year income in excess of its cash distributions from such publicly traded partnerships during that year. Such income, even if not reported to a fund by the publicly traded partnerships until after the end of that year, would nevertheless be subject to the RIC income distribution requirements and would be taken into account for purposes of the 4% excise tax described below.
Each fund may use “equalization payments” in determining the portion of its net investment income and net realized capital gains that have been distributed. A fund that elects to use equalization payments will allocate a portion of its investment income and capital gains to the amounts paid in redemption of fund shares, and such income and gains will be deemed to have been distributed by the fund for purposes of the distribution requirements described above. This may have the effect of reducing the amount of income and gains that the fund is required to distribute to shareholders in order for the fund to avoid federal income tax and excise tax and also may defer the recognition of taxable income by shareholders. This process does not affect the tax treatment of redeeming shareholders and, since the amount of any undistributed income and/or gains will be reflected in the value of the fund's shares, the total return on a shareholder's investment will not be reduced as a result of the fund's distribution policy. The IRS has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the IRS determines that a fund is using an improper method of allocation and has under-distributed its net investment income or net realized capital gains for any taxable year, such fund may be liable for additional federal income or excise tax or may jeopardize its treatment as a RIC.
A fund may invest in certain commodity investments including commodity-based ETFs. Under an IRS revenue ruling effective after September 30, 2006, income from certain commodities-linked derivatives in which certain funds invest is not considered qualifying income for purposes of the 90% qualifying income test. This ruling limits the extent to which a fund may receive income from such commodity-linked derivatives to a maximum of 10% of its annual gross income.
As a result of qualifying as a RIC, a fund will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least the sum of 90% of its investment company taxable income and 90% of its net exempt interest income for such taxable year.
A fund will be subject to a non-deductible 4% excise tax to the extent that the fund does not distribute by the end of each calendar year: (a) at least 98% of its ordinary income for the calendar year; (b) at least 98.2% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any). For this purpose, any income or gain retained by a fund that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each fund intends to make sufficient distributions to avoid the application of both federal income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company’s variable annuity and life insurance contracts.
If a fund fails to meet the annual gross income test or asset diversification test or fails to satisfy the 90% distribution requirement as described above, for any taxable year, the fund would incur income tax as a regular corporation on its taxable income and net capital gains for that year, it would lose its deduction for dividends paid to shareholders, and it would be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the fund to its shareholders would be treated as dividend income, although distributions to individual shareholders generally would constitute qualified dividend income subject to reduced federal income tax rates if the shareholder satisfies certain holding period requirements with respect to its shares in the fund and distributions to corporate shareholders generally should be eligible for the DRD. Compliance with the RIC 90% qualifying income test and with the asset diversification requirements is carefully monitored by the Advisor and the subadvisors and it is intended that each fund will comply with the requirements for qualification as a RIC.
If a fund fails to meet the annual gross income test described above, the fund will nevertheless be considered to have satisfied the test if (i) (a) such failure is due to reasonable cause and not due to willful neglect and (b) the fund reports the failure, and (ii) the fund pays an excise tax equal to the excess non-qualifying income. If a fund fails to meet the asset diversification test described above with respect to any quarter, the fund will nevertheless be considered to have satisfied the requirements for such quarter if the fund cures such failure within six months and either: (i) such failure is de minimis; or (ii) (a) such failure is due to reasonable cause and not due to willful neglect; and (b) the fund reports the failure and pays an excise tax.
A fund may make investments that produce income that is not matched by a corresponding cash distribution to the fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having OID (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has OID) over its basis immediately after it was acquired) if the fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by the fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to the fund, the fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed of.
Investments in debt obligations that are at risk of or are in default present special tax issues for a fund. Tax rules are not entirely clear about issues such as when a fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a fund that holds such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a RIC and seek to avoid becoming subject to federal income or excise tax.
A fund may make investments in convertible securities and exchange traded notes. Convertible debt ordinarily is treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue OID in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt, such as an exchange traded note issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, currency or commodity, is often treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under OID principles.
Certain funds may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see “Hedging and Other Strategic Transactions”). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a fund and defer recognition of certain of the fund’s losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. The futures that are traded on a regulated exchange, such as NYSE or NASDAQ, will be treated as Code Section 1256 contracts, and the capital gain/loss will be reflected as 40% short-term capital gain/loss and 60% long-term capital gain/loss. Any futures that are not traded on a regulated exchange will follow the 365 day rule of short-term capital or long-term capital treatment. In addition, these provisions: (1) will require a fund to “mark-to-market” certain types of positions in its portfolio (that is, treat them as if they were closed out); and (2) may cause a fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.
Foreign exchange gains and losses realized by a fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed a fund’s investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the fund or its shareholders in future years. Under such circumstances, distributions paid by the fund could be deemed return of capital.

Certain funds may be required to account for their transactions in forward rolls or swaps, caps, floors and collars in a manner that, under certain circumstances, may limit the extent of their participation in such transactions. Additionally, a fund may be required to recognize gain, but not loss, if a swap or other transaction is treated as a constructive sale of an appreciated financial position in a fund’s portfolio. Additionally, some countries restrict repatriation which may make it difficult or impossible for a fund to obtain cash corresponding to its earnings or assets in those countries. However, a fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a RIC and avoid liability for any federal income or excise tax. Therefore, a fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.
A fund’s investments in REITs are subject to special tax considerations. To avoid income taxation as a corporation, REITs are generally required to distribute their net income each year to their shareholders. REITs will be taxed at regular corporate rates on any undistributed real estate investment trust taxable income, including undistributed net capital gains.
A REIT must distribute to its stockholders for each taxable year ordinary income dividends in an amount equal to at least (a) 90% of the sum of (i) its “real estate investment trust taxable income” (before deduction of dividends paid and excluding any net capital gains) and (ii) the excess of net income from foreclosure property over the tax on such income, minus (b) certain excess non-cash income. Real estate investment trust taxable income generally is the taxable income of a REIT computed as if it were an ordinary corporation, with certain adjustments. Distributions must be made in the taxable year to which they relate or, if declared before the timely filing of the REIT's tax return for such year and paid not later than the first regular dividend payment after such declaration, in the following taxable year.
Distributions made by a REIT to a fund generally will be taxed as ordinary income. Amounts that are properly designated as capital gain dividends by the REIT generally will be taxed as long-term capital gain, without regard to the period for which the fund has held its REIT shares, to the extent that they do not exceed the REIT's actual net capital gain for the taxable year. Such ordinary income and capital gain are not eligible for the dividends received deduction allowed to corporations. In addition, a REIT may elect to retain and pay income tax on its long-term capital gains. If a REIT so elects, each stockholder will take into income the stockholder's share of the retained capital gain as long-term capital gain and will receive a credit or refund for that stockholder's share of the tax paid by the REIT. The stockholder will increase the basis of such stockholder's share by an amount equal to the excess of the retained capital gain included in the stockholder's income over the tax deemed paid by such stockholder. Distributions in excess of a REIT's current or accumulated earnings and profits will be considered first a tax-free return of capital for federal income tax purposes, reducing the tax basis of the fund in the REIT shares, and then, to the extent the distribution exceeds such basis, a gain realized from the sale of shares. REITs notify their stockholders as to the portions of each distribution constitute ordinary income, capital gain or return of capital for federal income tax purposes. Any distribution that is (i) declared by a REIT in October, November or December of any calendar year and payable to stockholders of record on a specified date in such months and (ii) actually paid by the REIT in January of the following year, shall be deemed to have been received by each stockholder on December 31 of such calendar year and, as a result, will be includable in gross income of the stockholder for the taxable year which includes such December 31.
A fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”). Under U.S. Treasury regulations that are authorized by the Code but have not yet been issued (but may apply retroactively), some of a REIT’s income attributable to such an interest (an “excess inclusion”) generally will be allocated to the REIT’s shareholders in proportion to the dividends they receive; those regulations are expected to treat a RIC’s excess inclusion income similarly. Excess inclusion income so allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts and public charities) would constitute unrelated business taxable income to them. In addition, if a “disqualified organization” (which term includes a governmental unit and a tax-exempt entity) is a record holder of a RIC’s shares at any time during a taxable year, the RIC will be subject to tax equal to the portion of its excess inclusion income for the year that is allocable to the disqualified organization multiplied by the highest federal income tax rate imposed on corporations. A fund will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests.
Certain funds may invest in REITs and/or MLPs. Effective for taxable years beginning after December 31, 2017 and before January 1, 2026, the Code generally allows individuals and certain non-corporate entities a deduction for 20% of “qualified publicly traded partnership income,” such as income from MLPs, and a deduction for 20% of qualified REIT dividends. Treasury regulations allow a RIC to pass the character of its qualified REIT dividends through to its shareholders provided certain holding period requirements are met. A similar pass-through by RICs of qualified publicly traded partnership income is not currently available. As a result, an investor who invests directly in MLPs will be able to receive the benefit of such deductions, while a shareholder in a fund that invests in MLPs currently will not.
If a fund invests in stock (including an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income (“passive foreign investment companies” or “PFICs”), the fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the fund is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax.
If a fund were to invest in a PFIC and elected to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the fund. Alternatively, a fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.
A fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Some tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Such foreign taxes will reduce the amount a fund has available to distribute to shareholders. Rather than deducting these foreign taxes, if a fund invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year, the fund may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.
If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified after the close of the fund’s taxable year whether the foreign taxes paid by the fund will “pass-through” for that taxable year.
For United States federal income tax purposes, distributions paid out of a fund’s current or accumulated earnings and profits will, except in the case of distributions of qualified dividend income and capital gain dividends described below, be taxable as ordinary dividend income. Certain income distributions paid by a fund (whether paid in cash or reinvested in additional fund shares) to individual taxpayers are taxed at rates applicable to net long-term capital gains (currently 20%, 15%, or 0%, depending on an individual’s level of income). This tax treatment applies only if the shareholder owns fund shares for at least 61 days during the 121-day period beginning 60 days before the fund's ex-dividend date (or 91 days during the 181-day period beginning 90 days before the fund's ex-dividend date in the case of certain preferred stock dividends paid by the fund), certain other requirements are satisfied by the shareholder, and the dividends are attributable to qualified dividend income received by the fund itself. For this purpose, “qualified dividend income” means dividends received by a fund from United States corporations and “qualified foreign corporations,” as well as certain dividends from underlying funds that are reported as qualified dividend income, provided that the fund satisfies certain holding period and other requirements in respect of the stock of such corporations and underlying funds. There can be no assurance as to what portion of a fund’s dividend distributions will qualify as qualified dividend income. Dividends paid by funds that primarily invest in bonds and other debt securities generally will not qualify for the reduced tax rate applicable to qualified dividend income and will not qualify for the corporate dividends-received deduction. Distributions from a PFIC are not eligible for the reduced rate of tax on “qualified dividend income.”
If a fund should have dividend income that qualifies for the reduced tax rate applicable to qualified dividend income, the maximum amount allowable will be reported by the fund. This amount will be reflected on Form 1099-DIV for the applicable calendar year.
For purposes of the dividends received deduction available to corporations, dividends received by a fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the fund, for U.S. federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each such dividend and distributed and reported by the fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of a fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. Additionally, any corporate shareholder should consult its tax advisor regarding the possibility that its tax basis in its shares may be reduced, for federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares and, to the extent such basis would be reduced below zero, that current recognition of income would be required.
Certain distributions reported by a fund as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that a fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the fund’s business interest income over the sum of the fund’s (i) business interest expense and (ii) other deductions properly allocable to the fund’s business interest income.
Because Money Market Fund’s dividends and capital gain distributions are derived from interest paying securities rather than dividends paid from stocks, they will not qualify for the corporate dividends received deduction or for the reduced tax rate applicable to qualified dividend income.
Shareholders receiving any distribution from a fund in the form of additional shares pursuant to a dividend reinvestment plan will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

For federal income tax purposes, a fund is permitted to carry forward a net capital loss incurred in any year to offset net capital gains, if any, in any subsequent year until such loss carryforwards have been fully used. Capital losses carried forward will retain their character as either short-term or long-term capital losses. A fund’s ability to utilize capital loss carryforwards in a given year or in total may be limited. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to a fund and would not be distributed as such to shareholders.
Below are the capital loss carryforwards available to the funds as of March 31, 2023 to the extent provided by regulations, to offset future net realized capital gains:
Fund	Short-term Losses ($)	Long-term Losses ($)	Total ($)
Disciplined Value Fund	-	-	-
Disciplined Value Mid Cap Fund	-	-	-
Diversified Real Assets Fund	-	-	-
Fundamental Equity Income Fund	-	-	-
Global Shareholder Yield Fund	-	-	-
International Growth Fund	1,309,954,769	103,827,856	1,413,782,625
Mid Cap Growth Fund	198,009,209	111,171,173	309,180,382
Money Market Fund	-	-	-
U.S. Growth Fund	-	-	-
A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the fund’s distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The funds will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although a fund may in its sole discretion provide relevant information to shareholders.
Distributions of net capital gain, if any, reported as capital gains dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held fund shares. A distribution of an amount in excess of a fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Distributions of gains from the sale of investments that a fund owned for one year or less will be taxable as ordinary income.
In determining its net capital gain, including in connection with determining the amount available to support a capital gain dividend, its taxable income and its earnings and profits, a fund generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss, if any, attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.
A fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will: (i) be required to report his pro rata share of such gain on his tax return as long-term capital gain; (ii) receive a refundable tax credit for his pro rata share of tax paid by the fund on the gain; and (iii) increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.
Selling shareholders generally will recognize gain or loss in an amount equal to the difference between the shareholder’s adjusted tax basis in the shares sold and the sale proceeds. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term or short-term, depending upon the shareholder’s tax holding period for the shares and subject to the special rules described below. The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is generally 20% for gains recognized on the sale of capital assets held for more than one year (as well as certain capital gain distributions) (15% or 0% for individuals at certain income levels).
A Money Market Fund shareholder ordinarily will not realize a taxable gain or loss if the fund always successfully maintains a constant NAV per share, although a loss may still arise if a CDSC is paid. If Money Market Fund is not successful in maintaining a constant NAV per share, a redemption may produce a taxable gain or loss.
A shareholder exchanging shares of one fund for shares of another fund will be treated for tax purposes as having sold the shares of the first fund, realizing tax gain or loss on such exchange. A shareholder exercising a right to convert one class of fund shares to a different class of shares of the same fund should not realize taxable gain or loss.

Any loss realized upon the sale or exchange of fund shares with a holding period of six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received (or amounts designated as undistributed capital gains) with respect to such shares. In addition, all or a portion of a loss realized on a sale or other disposition of fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquires other shares of the same fund (whether through the reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the shares. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.
Sales charges paid upon a purchase of shares cannot be taken into account for purposes of determining gain or loss on a sale of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of a fund, during the period beginning on the date of such sale and ending on January 31 of the calendar year following the calendar year in which such sale was made, pursuant to a reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.
The benefits of the reduced tax rates applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders.
Certain net investment income received by an individual having adjusted gross income in excess of $200,000 (or $250,000 for married individuals filing jointly) will be subject to a tax of 3.8%. Undistributed net investment income of trusts and estates in excess of a specified amount also will be subject to this tax. Dividends and capital gains distributed by a fund, and gain realized on redemption of fund shares, will constitute investment income of the type subject to this tax.
Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of a fund as an investment through such plans.
Dividends and distributions on a fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a fund’s NAV reflects gains that are either unrealized or realized but not distributed. Such realized gains may be required to be distributed even when a fund’s NAV also reflects unrealized losses. Such gains could be substantial, and the taxes incurred by a shareholder with respect to such distributions could have a material impact on the value of the shareholder’s investment.
Certain distributions declared in October, November or December to shareholders of record of such month and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared. In addition, certain other distributions made after the close of a taxable year of a fund may be “spilled back” and treated as paid by the fund (except for purposes of the non-deductible 4% federal excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distributions were actually made.
A fund will inform its shareholders of the source and tax status of all distributions promptly after the close of each calendar year.
Each fund (other than Money Market Fund) (or its administrative agent) must report to the IRS and furnish to shareholders the cost basis information and holding period for such fund’s shares purchased on or after January 1, 2012, and repurchased by the fund on or after that date. A fund will permit shareholders to elect from among several permitted cost basis methods. In the absence of an election, each fund will use an average cost as its default cost basis method. The cost basis method that a shareholder elects may not be changed with respect to a repurchase of shares after the settlement date of the repurchase. Shareholders should consult with their tax advisors to determine the best permitted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.
A fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder (including foreign individuals) who fails to furnish the fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 24%. Distributions will not be subject to backup withholding to the extent they are subject to the withholding tax on foreign persons described in the next paragraph. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner’s federal income tax return.
Non-U.S. investors not engaged in a U.S. trade or business with which their investment in a fund is effectively connected will be subject to U.S. federal income tax treatment that is different from that described above. Such non-U.S. investors may be subject to withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a fund. Capital gain distributions, if any, are not subject to the 30% withholding tax. Unless an effective IRS Form W-8BEN or other authorized withholding certificate is on file, backup withholding will apply to certain other payments from a fund. Non-U.S. investors should consult their tax advisors regarding such treatment and the application of foreign taxes to an investment in a fund.
Properly-reported dividends generally are exempt from U.S. federal withholding tax where they are (i) “interest-related dividends” paid in respect of a fund’s “qualified net interest income” (generally, a fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) “short-term capital gain dividends” paid in respect of a fund’s “qualified short-term gains” (generally, the excess of a fund’s net short-term capital gain over the fund’s long-term capital loss for such taxable year). Depending on its circumstances, a fund may report all, some or none of its potentially eligible dividends as such interest-related dividends or as short-term capital gain dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.
Under FATCA, a 30% U.S. withholding tax may apply to any U.S.-source “withholdable payments” made to a non-U.S. entity unless the non-U.S. entity enters into an agreement with either the IRS or a governmental authority in its own country, as applicable, to collect and provide substantial information regarding the entity’s owners, including “specified United States persons” and “United States owned foreign entities,” or otherwise demonstrates compliance with or exemption from FATCA. The term “withholdable payment” includes any payment of interest (even if the interest is otherwise exempt from the withholding rules described above) or dividends, in each case with respect to any U.S. investment. The IRS has issued proposed regulations, which have immediate effect, while pending, to eliminate the withholding tax that was scheduled to begin in 2019 with respect to U.S.-source investment sale proceeds. A specified United States person is essentially any U.S. person, other than publicly traded corporations, their affiliates, tax-exempt organizations, governments, banks, real estate investment trusts, RICs, and common trust funds. A United States owned foreign entity is a foreign entity with one or more “substantial United States owners,” generally defined as United States person owning a greater than 10% interest. Non-U.S. investors should consult their own tax advisers regarding the impact of this legislation on their investment in a fund.
If a shareholder realizes a loss on disposition of a fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.
No fund is subject to Massachusetts corporate excise or franchise taxes. Each fund anticipates that, provided it qualifies as a RIC under the Code, it also will not be required to pay any Massachusetts income tax. The foregoing discussion generally relates to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies, and financial institutions.
Dividends, capital gain distributions (if any), and ownership of or gains realized (if any) on the redemption (including an exchange) of fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisors as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a fund in its particular circumstances.
The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Treasury Regulations are subject to change, possibly with retroactive effect.
Portfolio Brokerage

Pursuant to the Subadvisory Agreements, the subadvisors are responsible for placing all orders for the purchase and sale of portfolio securities of the funds. The subadvisors have no formula for the distribution of the funds' brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the applicable fund. The cost of securities transactions for each fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed-income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.
Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the subadvisors will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.
Selection of Brokers or Dealers to Effect Trades.  In selecting brokers or dealers to implement transactions, the subadvisors will give consideration to a number of factors, including:
•
price, dealer spread or commission, if any;
•
the reliability, integrity and financial condition of the broker dealer;
•
size of the transaction;
•
difficulty of execution;
•
brokerage and research services provided (unless prohibited by applicable law); and
•
confidentiality and anonymity.
Consideration of these factors by a subadvisor, either in terms of a particular transaction or the subadvisor’s overall responsibilities with respect to the fund and any other accounts managed by the subadvisor, could result in the applicable fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker dealer might have charged for executing the same transaction.

Securities of Regular Broker Dealers.  The table below presents information regarding the securities of the funds' regular broker dealers (or parents of the regular broker dealers) that were held by the funds as of March 31, 2023. A “Regular Broker Dealer” of a fund is defined by the SEC as one of the 10 brokers or dealers that during the fund's most recent fiscal year: (a) received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the fund's portfolio transactions; (b) engaged as principal in the largest dollar amount of portfolio transactions of the fund; or (c) sold the largest dollar amount of securities of the fund.
Fund	Regular Broker Dealer	Holdings ($000s)
Disciplined Value Fund	Bank of America Corp.	137,682
	JPMorgan Chase & Co.	437,388
	State Street Corp.	345,611
	The Goldman Sachs Group, Inc.	153,616
Disciplined Value Mid Cap Fund	State Street Corp.	618,407
Diversified Real Assets Fund	Bank of America Corp.	1,800
	The Goldman Sachs Group, Inc.	8,100
Fundamental Equity Income Fund[1]	Bank of America Corp.	125
	Citigroup, Inc.	211
	JPMorgan Chase & Co.	85
	Morgan Stanley & Company, Inc.	158
	State Street Corp.	152
	The Goldman Sachs Group, Inc.	122
	Wells Fargo & Company	77
Global Shareholder Yield Fund	Bank of America Corp.	6,765
	JPMorgan Chase & Co.	13,227
	Royal Bank of Canada	8,626
International Growth Fund	Bank of America Corp.	55,900
	Societe Generale SA	63,100
Mid Cap Growth Fund	State Street Corp.	41,361
Money Market Fund	Barclays Bank PLC	17,500
	State Street Corp.	227,334
	The Goldman Sachs Group, Inc.	69,500
U.S. Growth Fund	Morgan Stanley & Company, Inc.	9,956
	State Street Corp.	408
1
The fund commenced operations on June 28, 2022.
Soft Dollar Considerations.  In selecting brokers and dealers, the subadvisors will give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the subadvisor. In placing a purchase or sale order, unless prohibited by applicable law, the subadvisor may use a broker whose commission in effecting the transaction is higher than that of some other broker if the subadvisor determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the subadvisor’s overall responsibilities with respect to a fund and any other accounts managed by the subadvisor. In addition to statistical, quotation, brokerage or valuation services, a subadvisor may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the subadvisor will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through portfolio brokerage. The portion not attributable to research will be paid by the subadvisor. Research products and services may be acquired or received either directly from executing brokers or indirectly through other brokers in step-out transactions. A “step-out” is an arrangement by which a subadvisor executes a trade through one broker dealer but instructs that entity to step-out all or a portion of the trade to another broker dealer. This second broker dealer will clear and settle, and receive commissions for, the stepped-out portion. The second broker dealer may or may not have a trading desk of its own.
Under MiFID II, EU investment managers, including certain subadvisors to funds in the John Hancock Fund Complex, may only pay for research from brokers and dealers directly out of their own resources or by establishing “research payment accounts” for each client, rather than through client commissions. MiFID II limits the use of soft dollars by subadvisors located in the EU, if applicable, and in certain circumstances may result in other subadvisors reducing the use of soft dollars as to certain groups of clients or as to all clients.
The subadvisors also may receive research or research credits from brokers that are generated from underwriting commissions when purchasing new issues of fixed-income securities or other assets for a fund. These services, which in some cases also may be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the subadvisor in advising several of its clients (including the funds), although not all of these services are necessarily useful and of value in managing the funds. The management fee paid by a fund is not reduced because a subadvisor and its affiliates receive such services.
As noted above, a subadvisor may purchase new issues of securities for a fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the subadvisor with research in addition to selling the securities (at the fixed public offering price) to the funds or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker dealer in this situation provides knowledge that may benefit the fund, other subadvisor clients, and the subadvisor without incurring additional costs. These arrangements may not fall within the safe harbor in Section 28(e) of the Exchange Act, because the broker dealer is considered to be acting in a principal capacity in underwritten transactions. However, FINRA has adopted rules expressly permitting broker dealers to provide bona fide research to advisors in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.
Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:
•
the value of securities;
•
the advisability of purchasing or selling securities;
•
the availability of securities or purchasers or sellers of securities; and
•
analyses and reports concerning: (a) issuers; (b) industries; (c) securities; (d) economic, political and legal factors and trends; and (e) portfolio strategy.
Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the subadvisor by or through a broker.
To the extent research services are used by the subadvisors, such services would tend to reduce such party’s expenses. However, the subadvisors do not believe that an exact dollar value can be assigned to these services. Research services received by the subadvisors from brokers or dealers executing transactions for series of the Trusts, which may not be used in connection with a fund, also will be available for the benefit of other funds managed by the subadvisors.
Allocation of Trades by the Subadvisors.  The subadvisors manage a number of accounts other than the funds. Although investment determinations for the funds will be made by a subadvisor independently from the investment determinations it makes for any other account, investments deemed appropriate for the funds by a subadvisor also may be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the funds and other accounts. In such circumstances, a subadvisor may determine that orders for the purchase or sale of the same security for the funds and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the subadvisor to be equitable and in the best interests of the funds and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, each fund believes that its participation in such transactions on balance will produce better overall results for the fund.
For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each participating account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size (a small account’s allocation may be increased to provide it with a meaningful position), and the account’s other holdings. In addition, an account’s allocation may be increased if that account’s portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed-income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to receive a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the funds or the size of the position obtainable for it. On the other hand, to the extent permitted by law, a subadvisor may aggregate securities to be sold or purchased for the funds with those to be sold or purchased for other clients that it manages in order to obtain best execution.
Affiliated Underwriting Transactions by a Subadvisor.  Each Trust has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the subadvisors participates. These procedures prohibit a fund from directly or indirectly benefiting a subadvisor affiliate in connection with such underwritings. In addition, for underwritings where a subadvisor affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase.
Brokerage Commissions Paid.  For the last three fiscal periods, the funds paid brokerage commissions in connection with portfolio transactions. Any material differences from year to year reflect an increase or decrease in trading activity by the applicable fund. The total brokerage commissions paid by the funds for the fiscal periods ended March 31, 2023, March 31, 2022, and March 31, 2021 are set forth in the table below:

	Total Commissions Paid in Fiscal Period Ended March 31,
Fund	2023 ($)	2022 ($)	2021 ($)
Disciplined Value	3,691,603	4,084,492	6,516,833
Disciplined Value Mid Cap	6,843,258	4,874,940	5,444,032
Diversified Real Assets Fund	725,930	699,593	841,263
Fundamental Equity Income Fund[1]	3,230	–	–
Global Shareholder Yield Fund	457,659	305,609	421,341
International Growth Fund	8,362,103	9,557,841	8,671,784
Mid Cap Growth Fund	560,928	473,406[2]	897,443[3]
Money Market Fund	0	0	0
U.S. Growth Fund	494,015	424,554	368,065
1
The fund commenced operations on June 28, 2022.
2
Fiscal period from September 1, 2021 to March 31, 2022. The fund commenced operations on October 18, 2021. The fiscal period ended March 31, 2022 includes the historical operating results of the predecessor fund for the period ended September 1 through October 15, 2021.
3
Predecessor fund information for its fiscal year ended August 31, 2021.
Affiliated Brokerage.  Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, a fund may execute portfolio transactions with or through brokers affiliated with the Advisor or subadvisor (“Affiliated Brokers”). Affiliated Brokers may act as broker for the funds on exchange transactions, subject, however, to the general policy set forth above and the procedures adopted by the Trustees pursuant to the 1940 Act. Commissions paid to an Affiliated Broker must be at least as favorable as those that the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the fund would have to pay a commission rate less favorable than the Affiliated Broker’s contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the fund, as determined by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the fund, the Advisor, the subadvisor or the Affiliated Broker. Because the Advisor or subadvisor that is affiliated with the Affiliated Broker has, as an investment advisor to the funds, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.
The Advisor’s indirect parent, Manulife Financial, is the parent of a broker dealer, JH Distributors. JH Distributors is considered an Affiliated Broker.
Brokerage Commissions Paid to Affiliated Brokers.  For the fiscal periods ended March 31, 2023, March 31, 2022, and March 31, 2021, no commissions were paid by any of the funds to brokers affiliated with the subadvisors. The predecessor fund to Mid Cap Growth Fund paid no commissions to brokers affiliated with Wellington Management Company LLP for the fiscal period ended August 31, 2021.
Commission Recapture Program.  The Board has approved each fund’s participation in a commission recapture program. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to a fund. It provides a way to gain control over the commission expenses incurred by a subadvisor, which can be significant over time and thereby reduces expenses, improves cash flow and conserves assets. A fund can derive commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. From time to time, the Board reviews whether participation in the recapture program is in the best interests of the funds.
Transfer Agent Services

John Hancock Signature Services, Inc., P.O. Box 219909, Kansas City, MO 64121-9909, a wholly-owned indirect subsidiary of MFC, is the transfer and dividend paying agent for the Class A, Class C, Class I, Class R2, Class R4, Class R5, and Class R6 shares of the funds, as applicable.
The fees paid to Signature Services are determined based on the cost to Signature Services of providing services to the fund and to all other John Hancock affiliated funds for which Signature Services serves as transfer agent (“Signature Services Cost”). Signature Services Cost includes: (i) an allocable portion of John Hancock corporate overhead; and (ii) out-of-pocket expenses, including payments made by Signature Services to intermediaries and other third-parties (“Subtransfer Agency Fees”) whose clients and/or customers invest in one or more funds for sub-transfer agency and administrative services provided to those clients/customers. Signature Services Cost is calculated monthly and allocated by Signature Services among four different categories as described below based generally on the Signature Services Cost associated with providing services to each category in the aggregate. Within each category, Signature Services Cost is allocated across all of the John Hancock affiliated funds and/or classes for which Signature Services provides transfer agent services, on the basis of relative average net assets.
Retail Share and Institutional Classes of Non-Municipal Bond Funds.  An amount equal to the total Signature Services Cost associated with providing services to Class A, Class C, and Class I shares of all non-municipal series of the Trust and of all other John Hancock affiliated funds for which it serves as transfer agent is allocated pro-rata based upon assets of all Class A, Class C, and Class I shares in the aggregate, without regard to fund or class.

Class R6 Shares.  An amount equal to the total Signature Services Cost associated with providing services to Class R6 shares of the Trusts and all other John Hancock affiliated funds for which it serves as transfer agent, is allocated pro-rata based upon assets of all such shares in the aggregate, without regard to fund.
Retirement Share Classes.  An amount equal to the total Signature Services Cost associated with providing services to Class R2, Class R4, and Class R5 shares of the Trusts and all other John Hancock affiliated funds for which it serves as transfer agent is allocated pro-rata based upon assets of all such shares in the aggregate, without regard to fund or class. In addition, payments made to intermediaries and/or record keepers under Class R Service plans will be made by each relevant fund on a fund- and class- specific basis pursuant to the applicable plan.
Municipal Bond Funds.  An amount equal to the total Signature Services Cost associated with providing services to Class A, Class C, and Class I shares of all John Hancock affiliated municipal bond funds for which it serves as transfer agent is allocated pro-rata based upon assets of all such shares in the aggregate, without regard to fund or class. John Hancock municipal bond funds currently only offer Class A, Class C, Class I, and Class R6 shares. The allocation of Signature Services Costs for Class R6 shares of the municipal bond funds is described above. The Trusts currently do not offer any municipal bond funds.
In applying the foregoing methodology, Signature Services seeks to operate its aggregate transfer agency operations on an “at cost” or “break even” basis. The allocation of aggregate transfer agency costs to categories of funds and/or classes assets seeks to ensure that shareholders of each class within each category will pay the same or a very similar level of transfer agency fees for the delivery of similar services. Under this methodology, the actual costs associated with providing particular services to a particular fund and/or share classes during a period of time, including payments to intermediaries for sub-transfer agency services to clients or customers whose assets are invested in a particular fund or share class, are not charged to and borne by that particular fund or share classes during that period. Instead, they are included in Signature Services Cost, which is then allocated to the applicable aggregate asset category described above and then allocated to all assets in that category based on relative net assets. Applying this methodology could result in some funds and/or classes having higher or lower transfer agency fees than they would have had if they bore only fund- or class-specific costs directly or indirectly attributable to them.
Legal and Regulatory Matters

There are no legal proceedings to which the Trusts, the Advisor, or the Distributor is a party that are likely to have a material adverse effect on the funds or the ability of either the Advisor or the Distributor to perform its contract with the funds.
Independent Registered Public Accounting Firm

The financial statements of each fund for the fiscal period ended March 31, 2023, including the related financial highlights that appear in the Prospectus, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, as stated in their report with respect thereto, and are incorporated herein by reference in reliance upon said report given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP has offices at 101 Seaport Boulevard, Suite 500, Boston, Massachusetts 02210.
Financial Statements

The financial statements of each fund for the fiscal period ended March 31, 2023, are incorporated herein by reference from each fund’s most recent Annual Report filed with the SEC on Form N-CSR pursuant to Rule 30b2-1 under the 1940 Act.
Custody of Portfolio Securities

Except as noted below, State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, Massachusetts 02114, currently acts as custodian and bookkeeping agent with respect to each fund's assets. Citibank, N.A., 388 Greenwich Street, New York, New York 10013, currently acts as custodian and bookkeeping agent with respect to the assets of Diversified Real Assets Fund, Global Shareholder Yield Fund, and International Growth Fund. State Street and Citibank have selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. Each fund also may use special purpose custodian banks from time to time for certain assets. State Street and Citibank are authorized to use the facilities of the Depository Trust Company, the Participants Trust Company, and the book-entry system of the Federal Reserve Banks.
Codes of Ethics

Each Trust, the Advisor, the Distributor and each subadvisor to the funds have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code of Ethics permits personnel subject to the Code of Ethics to invest in securities, including securities that may be purchased or held by a fund.

Appendix A – Description of Bond Ratings

Descriptions of Credit Rating Symbols and Definitions
The ratings of Moody’s Investors Service, Inc. (“Moody’s”), S&P  Global Ratings  and Fitch Ratings (“Fitch”) represent their respective opinions as of the date they are expressed and not statements of fact as to the quality of various long-term and short-term debt instruments they undertake to rate. It should be emphasized that ratings are general and are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.
Ratings do not constitute recommendations to buy, sell, or hold any security, nor do they comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of any payments of any security.
In General
Moody’s.  Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.
Note that the content of this Appendix A, to the extent that it relates to the ratings determined by Moody’s, is derived directly from Moody’s electronic publication of “Ratings Symbols and Definitions” which is available at: https://www.moodys.com/researchdocumentcontentpage.aspx?docid=PBC_79004.
S&P Global Ratings.  An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Issue ratings are an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy.
Note that the content of this Appendix A, to the extent that it relates to the ratings determined by S&P Global Ratings, is derived directly from S&P Global Ratings’ electronic publication of “S&P’s Global Ratings Definitions,” which is available at: https://www.standardandpoors.com/en_US/web/guest/article/-/view/sourceId/504352.
Fitch.  Fitch’s opinions are forward looking and include Fitch’s views of future performance. In many cases, these views on future performance may include forecasts, which may in turn (i) be informed by non-disclosable management projections, (ii) be based on a trend (sector or wider economic cycle) at a certain stage in the cycle, or (iii) be based on historical performance. As a result, while ratings may include cyclical considerations and attempt to assess the likelihood of repayment at “ultimate/final maturity,” material changes in economic conditions and expectations (for a particular issuer) may result in a rating change.
The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms investment grade and speculative grade are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative categories either signal a higher level of credit risk or that a default has already occurred. For the convenience of investors, Fitch may also include issues relating to a rated issuer that are not and have not been rated on its web page. Such issues are also denoted as ‘NR’.
Note that the content of this Appendix A, to the extent that it relates to the ratings determined by Fitch, is derived directly from Fitch’s electronic publication of “Definitions of Ratings and Other Forms of Opinion” which is available at: https://www.fitchratings.com/products/rating-definitions.

General Purpose Ratings
Long-Term Issue Ratings
Moody’s Global Long-Term Rating Scale
Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.
Aaa:  Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa:  Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:  Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:  Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba:  Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B:  Obligations rated B are considered speculative and are subject to high credit risk.
Caa:  Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca:  Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:  Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Addition of a Modifier 1, 2 or 3:  Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment.
Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
S&P Global Ratings Long-Term Issue Credit Ratings
Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.
AAA:  An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA:  An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A:  An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB:  An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
BB, B, CCC, CC and C:  Obligations rated ‘BB’, ‘B’, ‘CCC’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB:  An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B:  An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
CCC:  An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC:  An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C:  An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D:  An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
Note:  Addition of a Plus (+) or minus (-) sign: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
Dual Ratings –  Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U. S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).
Fitch Corporate Finance Obligations – Long-Term Rating Scales
Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bond ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.
AAA:  Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA:  Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A:  High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB:  Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB:  Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B:  Highly speculative. ‘B’ ratings indicate that material credit risk is present.
CCC:  Substantial credit risk. “CCC” ratings indicate that substantial credit risk is present.
CC:  Very high levels of credit risk. “CC” ratings indicate very high levels of credit risk.
C:  Exceptionally high levels of credit risk. “C” indicates exceptionally high levels of credit risk.
Corporate finance defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings but are instead rated in the ‘CCC’ to ‘C’ rating categories, depending on their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Note:  Addition of a Plus (+) or minus (-) sign: Within rating categories, Fitch may use modifiers. The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. For example, the rating category ‘AA’ has three notch-specific rating levels (‘AA+’; ‘AA’; ‘AA-’; each a rating level). Such suffixes are not added to ‘AAA’ ratings and ratings below the ‘CCC’ category. For the short-term rating category of ‘F1’, a ‘+’ may be appended. For Viability Ratings, the modifiers ‘+’ or ‘-’ may be appended to a rating to denote relative status within categories from ‘aa’ to ‘ccc’.
Corporate And Tax-Exempt Commercial Paper Ratings
Short-Term Issue Ratings
Moody’s Global Short-Term Rating Scale
Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1:  Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2:  Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3:  Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP:  Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
The following table indicates the long-term ratings consistent with different short-term ratings when such long-term ratings exist. (Note: Structured finance short-term ratings are usually based either on the short-term rating of a support provider or on an assessment of cash flows available to retire the financial obligation).

S&P Global Ratings' Short-Term Issue Credit Ratings
S&P Global Ratings’ short-term ratings are generally assigned to those obligations considered short-term in the relevant market.  Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium term notes are assigned long-term ratings. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:
A-1:  A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2:  A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3:  A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.
B:  A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
C:  A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D:  A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due,  unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Dual Ratings –  Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).
Fitch's Short-Term Issuer or Obligation Ratings
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
F1:  Highest short-term credit quality.
Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added (“+”) to denote any exceptionally strong credit feature.
F2:  Good short-term credit quality.
Good intrinsic capacity for timely payment of financial commitments.
F3:  Fair short-term credit quality.
The intrinsic capacity for timely payment of financial commitments is adequate.
B:  Speculative short-term credit quality.
Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C:  High short-term default risk.
Default is a real possibility.
RD:  Restricted default.
Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D:  Default.
Indicates a broad-based default event for an entity, or the default of a short-term obligation.
Tax-Exempt Note Ratings
Moody's U.S. Municipal Short-Term Debt Ratings
While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial A-8 paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scale discussed below).
The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to five years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.
MIG 1:  This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2:  This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3:  This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG:  This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Variable Municipal Investment Grade (VMIG) ratings of demand obligations with unconditional liquidity support are mapped from the short-term debt rating (or counterparty assessment) of the support provider, or the underlying obligor in the absence of third party liquidity support, with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime. For example, the VMIG rating for an industrial revenue bond with Company XYZ as the underlying obligor would normally have the same numerical modifier as Company XYZ’s prime rating. Transitions of VMIG ratings of demand obligations with conditional liquidity support, as shown in the diagram below, differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.
VMIG 1:  This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2:  This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3:  This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG:  This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
*
For VRDBs supported with conditional liquidity support, short-term ratings transition down at higher long-term ratings to reflect the risk of termination of liquidity support as a result of a downgrade below investment grade.
VMIG ratings of VRDBs with unconditional liquidity support reflect the short-term debt rating (or counterparty assessment) of the liquidity support provider with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime.
For more complete discussion of these rating transitions, please see Annex B of Moody’s Methodology titled Variable Rate Instruments Supported by Conditional Liquidity Facilities.
US Municipal Short-Term Versus Long-Term Ratings
NOTES	LONG-TERM RATING	DEMAND OBLIGATIONS WITH CONDITIONAL LIQUIDITY SUPPORT
MIG 1	Aaa Aa1 Aa2 Aa3 A1 A2	VMIG 1
MIG 2	A3	VMIG 2
MIG 3	Baa1 Baa2 Baa3	VMIG 3* SG
SG	Ba1, Ba2, Ba3 B1, B2, B3 Caa1, Caa2, Caa3 Ca, C
*
For SBPA-backed VRDBs, the rating transitions are higher to allow for distance to downgrade to below investment grade due to the presence of automatic termination events in the SBPAs.
S&P Global Ratings’ Municipal Short-Term Note Ratings
Municipal Short-Term Note Ratings
An S&P Global Ratings municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:
•
Amortization schedule – the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•
Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1:  Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2:  Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3:  Speculative capacity to pay principal and interest.
D:  'D' is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Fitch Public Finance Ratings
See FITCH SHORT-TERM ISSUER OR OBLIGATIONS RATINGS above.
Dbrs
R-1 (high):  Short-term debt rated R-1 (high) is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an R-1 (high) rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an R-1 (high), few entities are strong enough to achieve this rating.
R-1 (middle):  Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition DBRS has established for the R-1 (high) category, entities rated R-1 (middle) are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.
R-1 (low):  Short-term debt rated R-1 (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favourable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.
R-2 (high):  Short-term debt rated R-2 (high) is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt and profitability ratios is not as strong as credits rated in the R-1 (low) category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.
R-2 (middle):  Short-term debt rated R-2 (middle) is considered to be of adequate credit quality. Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.
R-2 (low):  Short-term debt rated R-2 (low) is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an R-2 (middle) credit. However, R-2 (low) ratings still display a level of credit strength that allows for a higher rating than the R-3 category, with this distinction often reflecting the issuer’s liquidity profile.
R-3:  Short-term debt rated R-3 is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer’s control. Entities in this area often have limited access to capital markets and also may have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.
R-4:  Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.
R-5:  Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short-term debt rated R-5 may have challenges that if not corrected, could lead to default.
D:  A security rated D implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

Appendix B – Portfolio Manager Information

Boston Partners Global Investors, Inc.
(“Boston Partners”)
Disciplined Value Fund
Disciplined Value Mid Cap Fund
Portfolio Managers and Other Accounts Managed
The following table shows the portfolio managers at the subadvisor who are jointly and primarily responsible for the day-to-day management of the stated funds’ portfolios.
Fund	Portfolio Managers
Disciplined Value Fund	David T. Cohen, CFA, Mark E. Donovan, CFA, David J. Pyle, CFA, and Joshua White, CFA
Disciplined Value Mid Cap Fund	Timothy P. Collard, Joseph F. Feeney, Jr. CFA[1] and Steven L. Pollack, CFA
1
Effective December 31, 2023, Joseph F. Feeney, Jr. will no longer serve as a portfolio manager of the fund.
The following table provides information regarding other accounts for which each portfolio manager listed above has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each portfolio manager’s investment in the fund he or she manages and any similarly managed accounts.
The following table provides information as of March 31, 2023:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
David T. Cohen	4	$12,607	1	$1,673	203	$14,752
Timothy P. Collard	5	$22,477	1	$684	45	$4,500
Mark E. Donovan	4	$12,607	1	$1,673	203	$14,752
Joseph F. Feeney, Jr.	7	$23,315	1	$684	45	$4,500
Steven L. Pollack	5	$22,477	1	$684	45	$4,500
David J. Pyle	4	$12,607	1	$1,673	203	$14,752
Joshua White	4	$12,607	1	$1,673	203	$14,752
Performance-Based Fees for Other Accounts Managed.  Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
David T. Cohen	0	$0	0	$0	4	$945
Timothy P. Collard	0	$0	0	$0	1	$29
Mark E. Donovan	0	$0	0	$0	4	$945
Joseph F. Feeney, Jr.	0	$0	0	$0	1	$29
Steven L. Pollack	0	$0	0	$0	1	$29
David J. Pyle	0	$0	0	$0	4	$945
Joshua White	0	$0	0	$0	4	$945
Ownership of the Funds and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the portfolio managers listed above as of March 31, 2023. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. The portfolio manager’s ownership of fund shares is stated in the footnote that follows the table.
Name	Dollar Range of Shares Owned
Disciplined Value Fund1
David T. Cohen	$100.001 - $500,000
Mark E. Donovan	Over $1,000,000
David J. Pyle	Over $1,000,000
Joshua White	$500,001 - $1,000,000
Disciplined Value Mid Cap Fund[2]
Timothy P. Collard	$100,001 - $500,000
Joseph F. Feeney, Jr	$100.001 - $500,000
Steven L. Pollack	$Over $1,000,000
1
As of March 31, 2023, David T. Cohen, Mark E. Donovan, David J. Pyle, and Joshua White beneficially owned $100,001 - $500,000, over $1 million, over $1 million, and $500,001 - $1,000,000 of shares of the Fund, respectively.
2
As of March 31, 2023, Timothy P. Collard, Joseph F. Feeney, Jr. and Stephen L. Pollack beneficially owned $100,001 - $500,000, $100,001 - $500,000, and over $1,000,000 of shares of the Fund, respectively.
Potential Conflicts of Interest
Compensation is determined based on several factors including performance, productivity, firm results and teamwork. Portfolio managers benefit from Boston Partners revenues and profitability. But no portfolio managers are compensated based directly on fee revenue earned by Boston Partners on particular accounts in a way that would create a material conflict of interest in favoring particular accounts over other accounts.
Execution and research services provided by brokers may not always be utilized in connection with the fund or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. Boston Partners allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.
Boston Partners views all assets under management in a particular investment strategy as one portfolio. When the firm decides that a given security warrants a 1% position in client portfolios, it buys 1% in all portfolios unless individual client guidelines prohibit the firm from purchasing the security for such portfolio. Boston Partners generally aggregates the target share amount for each account into one large order and distributes the shares on a prorated basis across the accounts.
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other client account, the fund may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Boston Partners aggregates orders of the funds it advises with orders from each of its other client accounts in order to ensure that all clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.
Accounts are generally precluded from simultaneously holding a security long and short. There are certain circumstances that would permit a long/short portfolio to take a short position in a security that is held long in another strategy. This happens very infrequently, and the contra position is generally not related to the fundamental views of the security (i.e. - initiating a long position in a security at year-end to take advantage of tax-loss selling as a short-term investment, or initiating a position based solely on its relative weight in the benchmark). However, in certain situations, the investment constraints of a strategy, including but not limited to country, region, industry, or benchmark, may result in a different investment thesis for the same security. Each situation is fully vetted and approved by the firm's Chief Investment Officer or his designee.
Compensation
All investment professionals receive a compensation package comprised of an industry competitive base salary, a discretionary bonus and long-term incentives. Through our bonus program, key investment professionals are rewarded primarily for strong investment performance. We believe this aligns our Boston Partners team firmly with our clients’ objectives and provides the financial and work environment incentives which keep our teams in place and has led to industry leading investment staff continuity and extremely low unplanned staff turnover.
Typically, bonuses are based upon a combination of one or more of the following four criteria:
•
Individual Contribution: an evaluation of the professional’s individual contribution based on the expectations established at the beginning of each year;
•
Product Investment Performance: performance of the investment product(s) with which the individual is involved versus the pre-designed index, based on the excess return;
•
Investment Team Performance: the financial results of the investment group with our client’s assets;
•
Firm-wide Performance: the overall financial performance of Boston Partners.

•
Our long-term incentive program effectively confers a significant 20-30% ownership interest in the value of the business to key employees. Annual awards are made by the Compensation Committee and are meant to equate to an additional 10-20% of the participants cash bonus awards.
The compensation program focuses on long term performance with an emphasis on 3- and 5-year results. The timing of receiving deferred compensation reinforces this emphasis. Roughly 50% of compensation is based on qualitative measures and roughly 50% is based on quantitative measures. These compensation percentages can vary based on an individual’s role in the firm.
Total revenues generated by any particular product affect the total available bonus pool for the analysts and portfolio managers associated with that product. The discretionary bonus assessment is conducted annually. In the case of John Hancock Disciplined Value Fund, product investment performance is based on the fund’s 1-, 3-, and 5-year performance compared to its market benchmark, the Russell 1000 Value Index, and compared to its consultant peer group for large cap value. In the case of John Hancock Disciplined Value Mid Cap Fund, product investment performance is based on the fund’s 1-, 3-, and 5-year performance compared to its market benchmark, Russell Midcap Index and a consultant peer group for midcap value. Returns are evaluated on a pre-tax basis.
Firm.  Boston Partners maintains a long-term incentive program which effectively confers a 20-30% ownership stake in Boston Partners and is funded by the profitability and growth of the business. All investment professionals participate in this plan which serves as a long-term wealth building tool that aligns the interests of our clients with the people responsible for managing their portfolios.
Direct Investments:  Boston Partners offers or sub-advises several mutual fund vehicles that allow portfolio managers and other employees to invest directly alongside our clients. In fact, it is common for senior portfolio managers to invest $1 million or more in the strategy or strategies that they manage. Direct investments are also facilitated through Boston Partner’s 401(k) plan as Boston Partners managed mutual funds are widely available, investments are entirely voluntary, and are significantly used within the plan.
Deferred Compensation:
An important aspect of Boston Partner’s incentive program is deferred compensation. Annual incentive compensation as well as long-term incentive compensation is deferred in part or in total for typically 3 to 5 years. Deferred compensation promotes organizational stability and also facilitates significant re-investment in Boston Partners strategies. Deferred compensation is invested in established Boston Partners strategies. In addition, Boston Partners utilizes deferred compensation to fund seed investments in new investment offerings. This allows for the establishment of a portfolio, the building of a track record and ultimately bring a new investment strategy to the marketplace.

Epoch Investment Partners, Inc.
(“Epoch”)
Global Shareholder Yield Fund
Portfolio Managers and Other Accounts Managed
William W. Priest, CFA, John Tobin, Ph.D., CFA, Kera Van Valen, CFA, and Michael A. Welhoelter, CFA are jointly and primarily responsible for the day-to-day management of Global Shareholder Yield Fund’s portfolio.
The following table provides information regarding other accounts for which each portfolio manager listed above has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each portfolio manager’s investment in the fund and similarly managed accounts.
The following table provides information as of March 31, 2023:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
William W. Priest	6	$3,855	23	$6,432	58	$5,016
John Tobin	5	$3,777	11	$2,541	12	$2,410
Kera Van Valen	5	$3,777	11	$2,541	12	$2,410
Michael A. Welhoelter	7	$4,077	36	$9,470	61	$5,120
Performance-Based Fees for Other Accounts Managed.  Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
William W. Priest	0	$0	1	$45	6	$260
John Tobin	0	$0	0	$0	0	$0
Kera Van Valen	0	$0	0	$0	0	$0
Michael A. Welhoelter	0	$0	1	$45	6	$260
Ownership of the Fund and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the portfolio managers listed above as of March 31, 2023. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. The portfolio manager’s ownership of fund shares is stated in the footnote that follows the table.
Name	Dollar Range of Shares Owned[1]
William W. Priest	$50,001 - $100,000
John Tobin	$1 - $50,000
Kera Van Valen	$1 - $50,000
Michael A. Welhoelter	$100,001 - $500,000
1
As of March 31, 2023, William W. Priest, John Tobin, Kera Van Valen, and Michael A. Welhoelter beneficially owned $50,001 - $100,000, $1-- $50,000, $1 - $50,000, and $100,001 - $500,000, respectively, of the fund.
Potential Conflicts of Interest
In Epoch’s view, conflicts of interest may arise in managing the fund’s portfolio investments, on the one hand, and the portfolios of Epoch’s other clients and/or accounts (together “Accounts”), on the other. Set forth below is a brief description of some of the material conflicts that may arise and Epoch’s policy or procedure for handling them. Although Epoch has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.
The management of multiple Accounts inherently means there may be competing interests for the portfolio management team’s time and attention. Epoch seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product specific basis. Thus, all large cap value Accounts, whether they be fund accounts, institutional accounts or individual accounts are managed using the same investment discipline, strategy and proprietary investment model as the fund.
If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the fund may not be able to take full advantage of that opportunity. However, Epoch has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the account. The only changes to the allocations made at the time of the creation of the order, are if there is a partial fill for an order. Depending upon the size of the execution, Epoch may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations each Account generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable IPO or new issue investment include the account having FINRA restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.
With respect to securities transactions for the Accounts, Epoch determines which broker to use to execute each order, consistent with its duty to seek best execution. Epoch will bunch or aggregate like orders where to do so will be beneficial to the Accounts. However, with respect to certain Accounts, Epoch may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Epoch may place separate, non-simultaneous, transactions for the fund and another Account, which may temporarily affect the market price of the security or the execution of the transaction to the detriment one or the other.
Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the fund or other Accounts. To address this, Epoch has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including fund shareholders’ interests) or its current investment strategy. The Code of Ethics generally requires that most transactions in securities by Epoch’s Access Persons and their spouses, whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons’ personal accounts also are subject to monthly reporting requirements, and annual and quarterly certification requirements. Access Person is defined to include persons who have access to non-public information about client securities transactions, portfolio recommendations or holdings, and thus covers all of Epoch’s full-time employees except those whose job functions are solely clerical. In addition, no access person, including an investment person, shall be permitted to effect a short term trade (i.e. to purchase and subsequently sell within 21 calendar days for single name single securities or 7 days for an EFT, or to sell and subsequently purchase within 21 calendar days) of securities which (i) are issued by a mutual fund which is advised or sub-advised by Epoch, or (ii) are the same (or equivalent) securities purchased or sold by or on behalf of the advisory accounts unless and until the advisory accounts have effected a transaction which is the same as the access person’s contemplated transaction. Finally, orders for proprietary accounts (i.e., accounts of a Sub-Advisor’s principals, affiliates or employees or their immediate family which are managed by Epoch) are subject to written trade allocation procedures designed to ensure fair treatment to client accounts.
Proxy voting for the fund and the other Accounts’ securities holdings also may pose certain conflicts. Epoch has identified the following areas of concern: (1) Where Epoch manages the assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more Accounts; (2) Where Epoch manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more Accounts; and (3) Where Epoch had a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. Epoch’s proxy policies provide for various methods of dealing with these and any other conflict scenarios subsequently identified, including notifying clients and seeking their consent or instructions on how to vote, and deferring to the recommendation of an independent third party where a conflict exists.
Epoch manages some Accounts under performance based fee arrangements. Epoch recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, Epoch generally requires portfolio decisions to be made on a product specific basis. Epoch also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, Epoch requires average pricing of all aggregated orders. Finally, Epoch has adopted a policy prohibiting Portfolio Managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.
Compensation
Epoch seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate all employees. Epoch employees receive a base salary and an annual performance bonus, which is reviewed and determined annually by Epoch’s senior leadership with input from the employee's supervisor and Epoch’s Human Resources Department. The level of compensation for each employee is based on a number of factors including individual performance, firm performance and marketplace compensation analysis and information.

A portion of senior employees’, annual performance bonus is deferred, typically with a three-year vesting schedule, and invested in Epoch-managed investment vehicles and TD Restricted Stock Units. Investment team members are compensated based on the performance of their strategy, their contribution to that performance, the overall performance of the firm, and corporate citizenship. The Operating Committee reviews product performance, including risk-adjusted returns over one- and three-year periods in assessing an investment professional’s performance and compensation. Each portfolio manager and analyst’s security selection and weighting recommendations are also reviewed on an annual basis.

Manulife Investment Management (North America) Limited
(“Manulife IM (NA)”)
Diversified Real Assets Fund
Portfolio Managers and Other Accounts Managed
The following table shows the portfolio managers at the subadvisor who are jointly and primarily responsible for the day-to-day management of the stated funds’ portfolios or the portion of the fund's portfolio managed by the subadvisor.
Fund Managed	Portfolio Managers
Diversified Real Assets Fund	Craig Bethune, CFA and Diana Racanelli, CFA
The following table provides information regarding other accounts for which each portfolio manager listed above has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each portfolio manager’s investment in the fund and similarly managed accounts.
The following table provides information as of March 31, 2023:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Craig Bethune	0	$0	1	$40	0	$0
Diane Racanelli	0	$0	1	$40	0	$0
Performance-Based Fees for Other Accounts Managed.  Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Craig Bethune	0	$0	0	$0	0	$0
Diane Racanelli	0	$0	0	$0	0	$0
Ownership of the Fund and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the portfolio managers listed above as of March 31, 2023. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. The portfolio manager’s ownership of fund shares is stated in the footnote that follows the table.
Name	Dollar Range of Shares Owned[1]
Craig Bethune	none
Diana Racanelli	none
1
As of March 31, 2023, Craig Bethune and Diana Racanelli beneficially owned $0 and $0, respectively, of the fund.
Potential Conflicts of Interest
While funds managed by each of the portfolio managers may have many similarities, Manulife IM (NA) has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading.
Compensation
Manulife IM (NA) portfolio managers receive a competitive compensation package that consists of base salary, performance based bonus and a Manulife share ownership plan. The magnitude of the performance based bonus and participation in equity ownership reflects to the seniority and role of each portfolio manager. Manulife IM (NA) seeks to ensure retention through competitive compensation that rewards both individual and team performance. The overall compensation package is targeted at the top of the second quartile against our competitors as deemed through industry surveys. By maximizing the performance bonus at the top of the second quartile, this structure ensures that the portfolio managers do not incur undue risk in the funds they manage.

Manulife Investment Management (US) LLC
(“Manulife IM (US)”)
Fundamental Equity Income Fund
Portfolio Managers and Other Accounts Managed
The following table shows the portfolio managers at the subadvisor who are jointly and primarily responsible for the day-to-day management of the stated fund’s portfolio.
Fund Managed	Portfolio Managers
Fundamental Equity Income Fund	Michael J. Mattioli, CFA, Nicholas P. Renart, Emory W. Sanders, Jr., CFA, and Jonathan T. White, CFA
The following table provides information regarding other accounts for which each portfolio manager listed above has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each portfolio manager’s investment in the fund and similarly managed accounts.
The following table provides information as of March 31, 2023:
	Other Registered Investment Companies		Other Pooled Investment Companies		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Michael J. Mattioli	0	$0	2	$1,059	0	$0
Nicholas P. Renart	1	$740	0	$0	0	$0
Emory W. Sanders, Jr.	5	$8,308	28	$6,942	10	$3,295
Jonathan T. White	4	$7,568	23	$5,458	10	$3,295
Performance-Based Fees for Other Accounts Managed.  Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.
	Other Registered Investment Companies		Other Pooled Investment Companies		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Michael J. Mattioli	0	$0	0	$0	0	$0
Nicholas P. Renart	0	$0	0	$0	0	$0
Emory W. Sanders, Jr.	0	$0	0	$0	4	$1,240
Jonathan T. White	0	$0	0	$0	4	$1,240
Ownership of the Fund and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the portfolio managers listed above as of March 31, 2023. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. The portfolio manager’s ownership of fund shares is stated in the footnote that follows the table.
Fund	Portfolio Manager	Dollar Range of Shares Owned
Fundamental Equity Income Fund[1]	Michael J. Mattioli	$100,001-$500,000
	Nicholas P. Renart	$100,001-$500,000
	Emory W. Sanders, Jr.	$100,001-$500,000
	Jonathan T. White	$50,001-$100,000
1
As of March 31, 2023, Michael J. Mattioli, Nicholas P. Renart, Emory W. Sanders, Jr. and Jonathan T. White beneficially owned $100,001 - $500,000, $100,001 - $500,000, $100,001 - $500,000, and $50,001 - $100,000 of shares, respectively, of Fundamental Equity Income Fund.

Potential Conflicts of Interest
When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, the funds do not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the funds as well as one or more other accounts. The Advisor and Manulife IM (US) (the “Subadvisor”) have adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. The Advisor and Subadvisor have structured their compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See “Compensation” below.
•
A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. The Subadvisor has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.
•
A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of the Subadvisor generally require that such trades be “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the Subadvisor will place the order in a manner intended to result in as favorable a price as possible for such client.
•
A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the Subadvisor receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager’s compensation. See “Compensation” below. Neither the Advisor nor the Subadvisor receives a performance-based fee with respect to any of the accounts managed by the portfolio managers.
•
A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. The Subadvisor imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.
•
If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern could disadvantage either the account that is long or short. In making portfolio manager assignments, the Subadvisor seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.
Compensation
The Subadvisor has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied systematically among investment professionals. At the Subadvisor, the structure of compensation of investment professionals is currently comprised of the following basic components: base salary and short- and long-term incentives. The following describes each component of the compensation package for the individuals identified as a portfolio manager for the funds.
•
Base salary. Base compensation is fixed and normally reevaluated on an annual basis. The Subadvisor seeks to set compensation at market rates, taking into account the experience and responsibilities of the investment professional.
•
Incentives. Only investment professionals are eligible to participate in the short- and long-term incentive plan. Under the plan, investment professionals are eligible for an annual cash award. The plan is intended to provide a competitive level of annual bonus compensation that is tied to the investment professional achieving superior investment performance and aligns the financial incentives of the Subadvisor and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be well in excess of base salary. Payout of a portion of this bonus may be deferred for up to five years. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:
•
Investment Performance: The investment performance of all accounts managed by the investment professional over one, three and five-year periods are considered. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark identified in the table below (for example a Morningstar large cap growth peer group if the fund invests primarily in large cap stocks with a growth strategy). With respect to fixed income accounts, relative yields are also used to measure performance. This is the most heavily weighted factor.
•
Financial Performance: The profitability of the Subadvisor and its parent company are also considered in determining bonus awards.
•
Non-Investment Performance: To a lesser extent, intangible contributions, including the investment professional’s support of client service and sales activities, new fund/strategy idea generation, professional growth and development, and management, where applicable, are also evaluated when determining bonus awards.
•
In addition to the above, compensation may also include a revenue component for an investment team derived from a number of factors including, but not limited to, client assets under management, investment performance, and firm metrics.
•
Manulife equity awards. A limited number of senior investment professionals may receive options to purchase shares of Manulife Financial stock. Generally, such option would permit the investment professional to purchase a set amount of stock at the market price on the date of grant. The option can be exercised for a set period (normally a number of years or until termination of employment) and the investment professional would exercise the option if the market value of Manulife Financial stock increases. Some investment professionals may receive restricted stock grants, where the investment professional is entitled to receive the stock at no or nominal cost, provided that the stock is forgone if the investment professional’s employment is terminated prior to a vesting date.
•
Deferred Incentives. Investment professionals may receive deferred incentives which are fully invested in strategies managed by the team/individual as well as other Manulife Investment Management strategies.
The Subadvisor also permits investment professionals to participate on a voluntary basis in a deferred compensation plan, under which the investment professional may elect on an annual basis to defer receipt of a portion of their compensation until retirement. Participation in the plan is voluntary.
Fund	Benchmark Index for Incentive Period
Fundamental Equity Income Fund	Russell 1000 Value Index

Wellington Management Company LLP
(“Wellington Management”)
Diversified Real Assets Fund
International Growth Fund
Mid Cap Growth Fund
U.S. Growth Fund
Portfolio Managers and Other Accounts Managed
The following table shows the portfolio managers at the subadvisor who are jointly and primarily responsible for the day-to-day management of the stated funds’ portfolios or the portion of the fund's portfolio managed by the subadvisor.
Fund	Portfolio Managers
Diversified Real Assets Fund	Timothy J. Casaletto, CFA
Diversified Real Assets Fund	G. Thomas Levering
Diversified Real Assets Fund	Bradford D. Stoesser
International Growth Fund	John A. Boselli, CFA[1]
International Growth Fund	Alvaro Llavero
International Growth Fund	Zhaohuan (Terry) Tian, CFA
Mid Cap Growth Fund	Mario E. Abularach, CFA, CMT
Mid Cap Growth Fund	Stephen Mortimer
U.S. Growth Fund	John A. Boselli, CFA[1]
U.S. Growth Fund	Timothy N. Manning
1
Effective December 31, 2023, John A. Boselli will no longer serve as a portfolio manager of the fund.
The following table provides information regarding other accounts for which each portfolio manager listed above has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each portfolio manager’s investment in the fund or funds he or she manages and any similarly managed accounts.
The following table provides information as of March 31, 2023:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Mario E. Abularach	3	$4,765.57	0	$0	1	$1.71
John A. Boselli	1	$120.55	15	$10,954.89	35	$14,666.04
Timothy J. Casaletto	3	$752.02	15	$1,859.74	9	$78.36
G. Thomas Levering	18	$7,409.42	40	$3,885.59	49	$1,433.01
Alvaro Llavero	0	$0	1	$.60	0	$0
Timothy N. Manning	5	$1,701.26	6	$2,408.32	4	$1,488.78
Stephen Mortimer	9	$8,372.84	6	$337.,07	5	$766.11
Bradford D. Stoesser	12	$1,533.96	36	$771.35	64	$1,332.64
Zhaohuan (Terry) Tian	0	$0	1	$.59	0	$0
Performance-Based Fees for Other Accounts Managed.  Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Mario E. Abularach	0	$0	0	$0	0	$0
John A. Boselli	0	$0	2	$383.56	1	$521.00

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Timothy J. Casaletto	0	$0	5	$1,657.11	3	$43.71
G. Thomas Levering	2	$5,821.67	18	$2,620.74	10	$306.73
Alvaro Llavero	0	$0	0	$0	0	$0
Timothy N. Manning	1	$1,198.93	1	$.33	0	$0
Stephen Mortimer	0	$0	1	$65.16	1	$194.47
Bradford D. Stoesser	2	$2.86	6	$85.60	8	$379.11
Zhaohuan (Terry) Tian	0	$0	0	$0	0	$0
Ownership of the Funds and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the portfolio managers listed above as of March 31, 2023. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. The portfolio manager’s ownership of fund shares is stated in the footnote that follows the table.
Name	Dollar Range of Shares Owned
International Growth Fund[1]
John A. Boselli	$500,001 - $1 million
Alvaro Llavero	none
Zhaohuan (Terry) Tian	none
Mid Cap Growth Fund[2]
Mario E. Abularach	none
Stephen Mortimer	$100,001 - $500,000
U.S. Growth Fund[3]
John A. Boselli	$500,001 - $1 million
Timothy N. Manning	none
Diversified Real Assets Fund[4]
Timothy J. Casaletto	$100,001 - $500,000
G. Thomas Levering	Over $1 million
Bradford D. Stoesser	$100,001 - $500,000
1
As of March 31, 2023, John A. Boselli, Alvaro Llavero, and Zhaohuan (Terry) Tian beneficially owned $500,001 - $1 million, $0, and $0 of shares of the International Growth Fund.
2
As of March 31, 2023, Mario E. Abularach and Stephen Mortimer beneficially owned $0 and $100,001 - $500,000 of shares, respectively, of Mid Cap Growth Fund.
3
As of March 31, 2023, John A. Boselli and Timothy N. Manning beneficially owned $500,001 - $1 million and $0 of shares, respectively, of U.S. Growth Fund.
4
As of March 31, 2023, Timothy J. Casaletto, G. Thomas Levering and Bradford D. Stoesser beneficially owned $0, $0, and $0 of shares, respectively, of Diversified Real Assets Fund.
Potential Conflicts of Interest
Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the funds (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant fund. The Investment Professionals make investment decisions for each account, including the relevant fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant fund.
An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant fund, or make investment decisions that are similar to those made for the relevant fund, both of which have the potential to adversely impact the relevant fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the relevant fund. Mssrs. Boselli, Casaletto, Levering, Manning, Mortimer, and Stoesser also manage accounts that pay performance allocations to Wellington Management or its affiliates.  Because incentive payments paid by Wellington Management to the Investment Professional are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Therefore, portfolio managers and other investment team members have an incentive to favor accounts that have the potential to provide higher incentive compensation for them as individuals. Wellington Management manages the conflict created by these incentive arrangements through our policies on the allocation of investment opportunities, including the allocation of equity IPOs, as well as after-the-fact monitoring and review of client accounts to assess dispersion among accounts with similar mandates. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.
Compensation
Wellington Management receives a fee based on the assets under management of the funds as set forth in an Investment Subadvisory Agreement between Wellington Management and the Advisor with respect to each fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each fund. The following information relates to the fiscal year ended March 31, 2023.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the funds (“Investment Professionals”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. The base salary for each other Investment Professional is determined by the Investment Professionals’ experience and performance in their role as an Investment Professional. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the relevant fund, is linked to the gross pre-tax performance of the portion of the fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below, over one, three, and five year periods, with an emphasis on five year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Investment Professionals, including accounts with performance fees.
Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Abularach, Boselli, Levering, Manning, Mortimer, and Stoesser are Partners.
Fund	Benchmark Index and/or Peer Group for Incentive Period
Diversified Real Assets Fund	FTSE EPRA Nareit Develop ex US (Stoesser) and DJ US Select RESI Index (Stoesser)
International Growth Fund	MSCI All Country World ex USA Growth Index
Mid Cap Growth Fund	Russell Midcap Growth Index (50%) and Gross Lipper Mid Cap Growth Average (50%)

Fund	Benchmark Index and/or Peer Group for Incentive Period
U.S. Growth Fund	Russell 1000 Growth Index

Appendix C – Proxy Voting Policies and Procedures

The Trust Procedures and the proxy voting procedures of the Advisor and the subadvisors are set forth in Appendix C.
C-1

JOHN HANCOCK FUNDS

PROXY VOTING POLICIES AND PROCEDURES

(Updated December 10, 2019)

Overview

Each fund of the Trust or any other registered investment company (or series thereof) (each, a “fund”) is required to disclose its proxy voting policies and procedures in its registration statement and, pursuant to Rule 30b1-4 under the 1940 Act, file annually with the Securities and Exchange Commission and make available to shareholders its actual proxy voting record.

Investment Company Act

An investment company is required to disclose in its SAI either (a) a summary of the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities or (b) a copy of its proxy voting policies.

A fund is also required by Rule 30b1-4 of the Investment Company Act of 1940 to file Form N-PX annually with the SEC, which contains a record of how the fund voted proxies relating to portfolio securities. For each matter relating to a portfolio security considered at any shareholder meeting, Form N-PX is required to include, among other information, the name of the issuer of the security, a brief identification of the matter voted on, whether and how the fund cast its vote, and whether such vote was for or against management. In addition, a fund is required to disclose in its SAI and its annual and semi-annual reports to shareholders that such voting record may be obtained by shareholders, either by calling a toll-free number or through the fund’s website, at the fund’s option.

Advisers Act

Under Advisers Act Rule 206(4)-6, investment advisers are required to adopt proxy voting policies and procedures, and investment companies typically rely on the policies of their advisers or sub-advisers.

Policy

The Majority of the Independent Board of Trustees (the “Board”) of each registered investment company of the Trusts, has adopted these proxy voting policies and procedures (the “Trust Proxy Policy”).

It is the Advisers’ policy to comply with Rule 206(4)-6 of the Advisers Act and Rule 30b1-4 of the 1940 Act as described above. In general, Advisers defer proxy voting decisions to the sub-advisers managing the Funds. It is the policy of the Trusts to delegate the responsibility for voting proxies relating to portfolio securities held by a Fund to the Fund’s respective Adviser or, if the Fund’s Adviser has delegated portfolio management responsibilities to one or more investment sub-adviser(s), to the fund’s sub-adviser(s), subject to the Board’s continued oversight. The sub-adviser for each Fund shall vote all proxies relating to securities held by each Fund and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by each sub-adviser in conformance with Rule 206(4)-6 under the Advisers Act.

If an instance occurs where a conflict of interest arises between the shareholders and the designated sub-adviser, however, Advisers retain the right to influence and/or direct the conflicting proxy voting decisions in the best interest of shareholders.

Delegation of Proxy Voting Responsibilities

It is the policy of the Trust to delegate the responsibility for voting proxies relating to portfolio securities held by a fund to the fund’s investment adviser (“adviser”) or, if the fund’s adviser has delegated portfolio management responsibilities to one or more investment sub-adviser(s), to the fund’s sub-adviser(s), subject to the Board’s continued oversight. The sub-adviser for each fund shall vote all proxies relating to securities held by each fund and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by each sub-adviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

Except as noted below under Material Conflicts of Interest, the Trust Proxy Policy with respect to a Fund shall incorporate that adopted by the Fund’s sub-adviser with respect to voting proxies held by its clients (the “Sub-adviser Proxy Policy”). Each Sub-adviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Proxy Policy. Each sub-adviser to a Fund is directed to comply with these policies and procedures in voting proxies relating to portfolio securities held by a fund, subject to oversight by the Fund’s adviser and by the Board. Each Adviser to a Fund retains the responsibility, and is directed, to oversee each sub- adviser’s compliance with these policies and procedures, and to adopt and implement such additional policies and procedures as it deems necessary or appropriate to discharge its oversight responsibility. Additionally, the Trust’s Chief Compliance Officer (“CCO”) shall conduct such monitoring and supervisory activities as the CCO or the Board deems necessary or appropriate in order to appropriately discharge the CCO’s role in overseeing the sub-advisers’ compliance with these policies and procedures.

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

Voting Proxies of Underlying Funds of a Fund of Funds

A. Where the Fund of Funds is not the Sole Shareholder of the Underlying Fund

With respect to voting proxies relating to the shares of an underlying fund (an “Underlying Fund”) held by a Fund of the Trust operating as a fund of funds (a “Fund of Funds”) in reliance on Section 12(d)(1)(G) of the 1940 Act where the Underlying Fund has shareholders other than the Fund of Funds which are not other Fund of Funds, the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of all other holders of such Underlying Fund shares.

B. Where the Fund of Funds is the Sole Shareholder of the Underlying Fund

In the event that one or more Funds of Funds are the sole shareholders of an Underlying Fund, the Adviser to the Fund of Funds or the Trusts will vote proxies relating to the shares of the Underlying Fund as set forth below unless the Board elects to have the Fund of Funds seek voting instructions from the shareholders of the Funds of Funds in which case the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders.

1. Where Both the Underlying Fund and the Fund of Funds are Voting on Substantially Identical Proposals

In the event that the Underlying Fund and the Fund of Funds are voting on substantially identical proposals (the “Substantially Identical Proposal”), then the Adviser or the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of the shareholders of the Fund of Funds on the Substantially Identical Proposal.

2. Where the Underlying Fund is Voting on a Proposal that is Not Being Voted on by the Fund of Funds

(a) Where there is No Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal

In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is no material conflict of interest between the interests of the shareholders of the Underlying Fund and the Adviser relating to the Proposal, then the Adviser will vote proxies relating to the shares of the Underlying Fund pursuant to its Proxy Voting Procedures.

(b) Where there is a Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal

In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is a material conflict of interest between the interests of the shareholders of the Underlying Fund and the Adviser relating to the Proposal, then the Fund of Funds will seek voting instructions from the shareholders of the Fund of Funds on the proposal and will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders. A material conflict is generally defined as a proposal involving a matter in which the Adviser or one of its affiliates has a material economic interest.

Material Conflicts of Interest

If (1) a sub-adviser to a Fund becomes aware that a vote presents a material conflict between the interests of (a) shareholders of the Fund; and (b) the Fund’s Adviser, sub-adviser, principal underwriter, or any of their affiliated persons, and (2) the sub-adviser does not propose to vote on the particular issue in the manner prescribed by its Sub-adviser Proxy Policy or the material conflict of interest procedures set forth in its Sub-adviser Proxy Policy are otherwise triggered, then the sub-adviser will follow the material conflict of interest procedures set forth in its Sub-adviser Proxy Policy when voting such proxies.

If a Sub-adviser Proxy Policy provides that in the case of a material conflict of interest between Fund shareholders and another party, the sub-adviser will ask the Board to provide voting instructions, the sub-adviser shall vote the proxies, in its discretion, as recommended by an independent third party, in the manner prescribed by its Sub-adviser Proxy Policy or abstain from voting the proxies.

Proxy Voting Committee(s)

The Advisers will from time to time, and on such temporary or longer-term basis as they deem appropriate, establish one or more Proxy Voting Committees. A Proxy Voting Committee shall include the Advisers’ CCO and may include legal counsel. The terms of reference and the procedures under which a Proxy Voting Committee will operate will be reviewed from time to time by the Legal and Compliance Department. Records of the deliberations and proxy voting recommendations of a Proxy Voting Committee will be maintained in accordance with applicable law, if any, and these Proxy Procedures. Requested shareholder proposals or other Shareholder Advocacy in the name of a Fund must be submitted for consideration pursuant to the Shareholder Advocacy Policy and Procedures.

Securities Lending Program

Certain of the Funds participate in a securities lending program with the Trusts through an agent lender. When a Fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. Where a sub-adviser determines, however, that a proxy vote (or other shareholder action) is materially important to the client’s account, the sub-adviser should request that the agent recall the security prior to the record date to allow the sub-adviser to vote the securities.

Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)

The Trust shall include in its SAI a summary of the Trust Proxy Policy and of the Sub-adviser Proxy Policy included therein. (In lieu of including a summary of these policies and procedures, the Trust may include each full Trust Proxy Policy and Sub-adviser Proxy Policy in the SAI.)

Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports

The Trusts shall disclose in annual and semi-annual shareholder reports that a description of the Trust Proxy Policy, including the Sub- adviser Proxy Policy, and the Trusts’ proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trusts will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery. The Fund Administration Department is responsible for preparing appropriate disclosure regarding proxy voting for inclusion in shareholder reports and distributing reports. The Legal Department supporting the Trusts is responsible for reviewing such disclosure once it is prepared by the Fund Administration Department.

Filing of Proxy Voting Record on Form N-PX

The Trusts will annually file their complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year. The Fund Administration department, supported by the Legal Department supporting the Trusts, is responsible for the annual filing.

Regulatory Requirement

Rule 206(4)-6 of the Advisers Act and Rule 30b1-4 of the 1940 Act

Reporting

Disclosures in SAI: The Trusts shall disclose in annual and semi-annual shareholder reports that a description of the Trust Proxy Policy, including the Sub-adviser Proxy Policy, and the Trusts’ proxy voting record for the most recent 12 months ended June 30.

Form N-PX: The proxy voting service will file Form N-PX for each twelve-month period ending on June 30. The filing must be submitted to the SEC on or before August 31 of each year.

Procedure

Review of Sub-advisers’ Proxy Voting The Trusts have delegated proxy voting authority with respect to Fund portfolio securities in accordance with the Trust Policy, as set forth above.

Consistent with this delegation, each sub-adviser is responsible for the following:

1. Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the sub-adviser votes portfolio securities in the best interest of shareholders of the Trusts.

2. Providing the Advisers with a copy and description of the Sub-adviser Proxy Policy prior to being approved by the Board as a sub-adviser, accompanied by a certification that represents that the Sub-adviser Proxy Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the Advisers with notice of any amendment or revision to that Sub-adviser Proxy Policy or with a description thereof. The Advisers are required to report all material changes to a Sub-adviser Proxy Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to each Sub-adviser Proxy Policy during the period covered by the report.

3. Providing the Adviser with a quarterly certification indicating that the sub-adviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Sub-adviser Proxy Policy. If the sub-adviser voted any proxies in a manner inconsistent with the Sub-adviser Proxy Policy, the sub-adviser will provide the Adviser with a report detailing the exceptions.

Adviser Responsibilities The Trusts have retained a proxy voting service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.

The Advisers, in accordance with their general oversight responsibilities, will periodically review the voting records maintained by the proxy voting service in accordance with the following procedures:

1. Receive a file with the proxy voting information directly from each sub-adviser on a quarterly basis.

2. Select a sample of proxy votes from the files submitted by the sub-advisers and compare them against the proxy voting service files for accuracy of the votes.

3. Deliver instructions to shareholders on how to access proxy voting information via the Trust’s semi-annual and annual shareholder reports.

The Fund Administration Department, in conjunction with the Legal Department supporting the Trusts, is responsible for the foregoing procedures.

Proxy Voting Service Responsibilities Proxy voting services retained by the Trusts are required to undertake the following procedures:

•	Aggregation of Votes:

The proxy voting service’s proxy disclosure system will collect fund-specific and/or account-level voting records, including votes cast by multiple sub- advisers or third-party voting services.

•	Reporting:

The proxy voting service’s proxy disclosure system will provide the following reporting features:

1. multiple report export options;

2. report customization by fund-account, portfolio manager, security, etc.; and

3. account details available for vote auditing.

•	Form N-PX Preparation and Filing:

The Advisers will be responsible for oversight and completion of the filing of the Trusts’ reports on Form N-PX with the SEC. The proxy voting service will prepare the EDGAR version of Form N-PX and will submit it to the adviser for review and approval prior to filing with the SEC. The proxy voting service will file Form N-PX for each twelve-month period ending on June 30. The filing must be submitted to the SEC on or before August 31 of each year. The Fund Administration Department, in conjunction with the Legal Department supporting the Trusts, is responsible for the foregoing procedures.

The Fund Administration Department in conjunction with the CCO oversees compliance with this policy.

The Fund Administration Department maintains operating procedures affecting the administration and disclosure of the Trusts’ proxy voting records.

The Trusts’ Chief Legal Counsel is responsible for including in the Trusts’ SAI information regarding the Advisers’ and each sub-advisers proxy voting policies as required by applicable rules and form requirements.

Key Contacts

Investment Compliance

Escalation/Reporting Violations

All John Hancock employees are required to report any known or suspected violation of this policy to the CCO of the Funds.

Related Policies and Procedures

7B Registration Statements and Prospectuses

Document Retention Requirements

The Fund Administration Department and The CCO’s Office is responsible for maintaining all documentation created in connection with this policy. Documents will be maintained for the period set forth in the Records Retention Schedule. See Compliance Policy: Books and Records.

JOHN HANCOCK VARIABLE TRUST ADVISERS LLC

JOHN HANCOCK INVESTMENT MANAGEMENT LLC

PROXY VOTING POLICIES AND PROCEDURES

Updated December 1, 2019

Overview

The SEC adopted Rule 206(4)-6 under the Advisers Act, which requires investment advisers with voting authority to adopt and implement written policies and procedures that are reasonably designed to ensure that the investment adviser votes client securities in the best interest of clients. The procedures must include how the investment adviser addresses material conflicts that may arise between the interests of the investment adviser and those of its clients. The Advisers are registered investment advisers under the Advisers Act and serve as the investment advisers to the Funds. The Advisers generally retain one or more sub-advisers to manage the assets of the Funds, including voting proxies with respect to a Fund’s portfolio securities. From time to time, however, the Advisers may elect to manage directly the assets of a Fund, including voting proxies with respect to such Fund’s portfolio securities, or a Fund’s Board may otherwise delegate to the Advisers authority to vote such proxies. Rule 206(4)-6 under the Advisers Act requires that a registered investment adviser adopt and implement written policies and procedures reasonably designed to ensure that it votes proxies with respect to a client’s securities in the best interest of the client.

Firms are required by Advisers Act Rule 204-2(c)(2) to maintain records of their voting policies and procedures, a copy of each proxy statement that the investment adviser receives regarding client securities, a record of each vote cast by the investment adviser on behalf of a client, a copy of any document created by the investment adviser that was material to making a decision how to vote proxies on behalf of a client, and a copy of each written client request for information on how the adviser voted proxies on behalf of the client, as well as a copy of any written response by the investment adviser to any written or oral client request for information on how the adviser voted that client’s proxies.

Investment companies must disclose information about the policies and procedures used to vote proxies on the investment company’s portfolio securities and must file the fund’s proxy voting record with the SEC annually on Form N-PX.

Pursuant thereto, the Advisers have adopted and implemented these proxy voting policies and procedures (the “Proxy Procedures”).

Policy

It is the Advisers’ policy to comply with Rule 206(4)-6 and Rule 204-2(c)(2) under the Advisers Act as described above. In general, the Advisers delegate proxy voting decisions to the sub-advisers managing the funds. If an instance occurs where a conflict of interest arises between the shareholders and a particular sub-adviser, however, the Adviser retains the right to influence and/or direct the conflicting proxy voting decisions.

Regulatory Requirement

Rule 206(4)-6 under the Advisers Act

Reporting

Form-N-PX

Advisers will provide the Board with notice and a copy of any amendments or revisions to the Procedures and will report quarterly to the Board all material changes to these Proxy Procedures.

The CCO’s annual written compliance report to the Board will contain a summary of material changes to the Proxy Procedures during the period covered by the report.

If the Advisers or the Designated Person vote any proxies in a manner inconsistent with either these Proxy Procedures or a Fund’s proxy voting policies and procedures, the CCO will provide the Board with a report detailing such exceptions.

Procedure

Fiduciary Duty

The Advisers have a fiduciary duty to vote proxies on behalf of a Fund in the best interest of the Fund and its shareholders.

Voting of Proxies—Advisers

The Advisers will vote proxies with respect to a Fund’s portfolio securities when authorized to do so by the Fund and subject to the Fund’s proxy voting policies and procedures and any further direction or delegation of authority by the Fund’s Board. The decision on how to vote a proxy will be made by the person(s) to whom the Advisers have from time to time delegated such responsibility (the “Designated Person”). The Designated Person may include the Fund’s portfolio manager(s) or a Proxy Voting Committee, as described below.

When voting proxies with respect to a Fund’s portfolio securities, the following standards will apply:

•	The Designated Person will vote based on what it believes is in the best interest of the Fund and its shareholders and in accordance with the Fund’s investment guidelines.

•

Each voting decision will be made independently. To assist with the analysis of voting issues and/or to carry out the actual voting process the Designated Person may enlist the services of (1) reputable professionals (who may include persons employed by or otherwise associated with the Advisers or any of its affiliated persons) or (2) independent proxy evaluation services such as Institutional Shareholder Services. However, the ultimate decision as to how to vote a proxy will remain the responsibility of the Designated Person.

•

The Advisers believe that a good management team of a company will generally act in the best interests of the company. Therefore, the Designated Person will take into consideration as a key factor in voting proxies with respect to securities of a company that are held by the Fund the quality of the company’s management. In general, the Designated Person will vote as recommended by company management except in situations where the Designated Person believes such recommended vote is not in the best interests of the Fund and its shareholders.

•	As a general principle, voting with respect to the same portfolio securities held by more than one Fund should be consistent among those Funds having substantially the same investment mandates.

•

The Advisers will provide the Fund, from time to time in accordance with the Fund’s proxy voting policies and procedures and any applicable laws and regulations, a record of the Advisers’ voting of proxies with respect to the Fund’s portfolio securities.

Material Conflicts of Interest

In carrying out its proxy voting responsibilities, the Advisers will monitor and resolve potential material conflicts (“Material Conflicts”) between the interests of (a) a Fund and (b) the Advisers or any of its affiliated persons. Affiliates of the Advisers include Manulife Financial Corporation and its subsidiaries. Material Conflicts may arise, for example, if a proxy vote relates to matters involving any of these companies or other issuers in which the Advisers or any of their affiliates has a substantial equity or other interest.

If the Advisers or a Designated Person become aware that a proxy voting issue may present a potential Material Conflict, the issue will be referred to the Advisers’ Legal Department and/or the Office of the CCO. If the Legal Department and/or the Office of the CCO, as applicable determines that a potential Material Conflict does exist, a Proxy Voting Committee will be appointed to consider and resolve the issue. The Proxy Voting Committee may make any determination that it considers reasonable and may, if it chooses, request the advice of an independent, third-party proxy service on how to vote the proxy.

Voting Proxies of Underlying Funds of a Fund of Funds

The Advisers or the Designated Person will vote proxies with respect to the shares of a Fund that are held by another Fund that operates as a Fund of Funds in the manner provided in the proxy voting policies and procedures of the Fund of Funds (including such policies and procedures relating to material conflicts of interest) or as otherwise directed by the board of trustees or directors of the Fund of Funds.

Proxy Voting Committee(s)

The Advisers will from time to time, and on such temporary or longer-term basis as they deem appropriate, establish one or more Proxy Voting Committees. A Proxy Voting Committee shall include the Advisers’ CCO and may include legal counsel. The terms of reference and the procedures under which a Proxy Voting Committee will operate will be reviewed from time to time by the Legal and Compliance Department. Records of the deliberations and proxy voting recommendations of a Proxy Voting Committee will be maintained in accordance with applicable law, if any, and these Proxy Procedures. Requested shareholder proposals or other Shareholder Advocacy must be submitted for consideration pursuant to the Shareholder Advocacy Policy and Procedures.

Voting of Proxies—SubAdvisers In the case of proxies voted by a sub-adviser to a Fund pursuant to the Fund’s proxy voting procedures, the Advisers will request the sub-adviser to certify to the Advisers that the sub-adviser has voted the Fund’s proxies as required by the Fund’s proxy voting policies and procedures and that such proxy votes were executed in a manner consistent with these Proxy Procedures and to provide the Advisers with a report detailing any instances where the sub-adviser voted any proxies in a manner inconsistent with the Fund’s proxy voting policies and procedures. The COO of the Advisers will then report to the Board on a quarterly basis regarding the sub-adviser certification and report to the Board any instance where the sub-adviser voted any proxies in a manner inconsistent with the Fund’s proxy voting policies and procedures.

The Fund Administration Department maintains procedures affecting all administration functions for the mutual funds. These procedures detail the disclosure and administration of the Trust’s proxy voting records.

The Trust’s Chief Legal Counsel is responsible for including, in the SAI of each Trust, information about the proxy voting of the Advisers and each sub-adviser.

Reporting to Fund Boards

The CCO of the Advisers will provide the Board with a copy of these Proxy Procedures, accompanied by a certification that represents that the Proxy Procedures have been adopted by the Advisers in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, the Advisers will provide the Board with notice and a copy of any amendments or revisions to the Procedures and will report quarterly to the Board all material changes to these Proxy Procedures.

The CCO’s annual written compliance report to the Board will contain a summary of material changes to the Proxy Procedures during the period covered by the report.

If the Advisers or the Designated Person vote any proxies in a manner inconsistent with either these Proxy Procedures or a Fund’s proxy voting policies and procedures, the CCO will provide the Board with a report detailing such exceptions.

Key Contacts

Investment Compliance

Escalation/Reporting Violations

All John Hancock employees are required to report any known or suspected violation of this policy to the CCO of the Funds.

Related Policies and Procedures

N/A

Document Retention Requirements

The Advisers will retain (or arrange for the retention by a third party of) such records relating to proxy voting pursuant to these Proxy Procedures as may be required from time to time by applicable law and regulations, including the following:

1. These Proxy Procedures and all amendments hereto;

2. All proxy statements received regarding Fund portfolio securities;

3. Records of all votes cast on behalf of a Fund;

4. Records of all Fund requests for proxy voting information;

5. Any documents prepared by the Designated Person or a Proxy Voting Committee that were material to or memorialized the basis for a voting decision;

6. All records relating to communications with the Funds regarding Conflicts; and

7. All minutes of meetings of Proxy Voting Committees.

The Office of the CCO, and/or the Legal Department are responsible for maintaining the documents set forth above as needed and deemed appropriate. Such documents will be maintained in the Office of the CCO, and/or the Legal Department for the period set forth in the Records Retention Schedule.

BOSTON PARTNERS GLOBAL INVESTORS, INC.

Proxy Voting Policies and Procedures

March 2022

Boston Partners

One Beacon Street, 30th Floor

Boston, MA 02108—www.boston-partners.com

PROXY VOTING POLICIES AND PROCEDURES

Boston Partners Global Investors, Inc. (“Boston Partners”) is an investment adviser comprised of two divisions, Boston Partners and Weiss, Peck & Greer Partners (“WPG”). Boston Partners’ Governance Committee (the “Committee”) is comprised of representatives from portfolio management, securities analyst, portfolio research, quantitative research, investor relations, sustainability and engagement, and legal/compliance teams. The Committee is responsible for administering and overseeing Boston Partners’ proxy voting process. The Committee makes decisions on proxy policy, establishes formal Boston Partners’ Proxy Voting Policies (the “Proxy Voting Policies”) and updates the Proxy Voting Policies as necessary, but no less frequently than annually. In addition, the Committee, in its sole discretion, delegates certain functions to internal departments and/or engages third-party vendors to assist in the proxy voting process. Finally, members of the Committee are responsible for evaluating and resolving conflicts of interest relating to Boston Partners’ proxy voting process.

To assist Boston Partners in carrying out our responsibilities with respect to proxy activities, Boston Partners has engaged Institutional Shareholder Services Inc. (“ISS”), a third-party corporate governance research service, which is registered as an investment adviser. ISS receives all proxy-related materials for securities held in client accounts and votes the proposals in accordance with Boston Partners’ Proxy Voting Policies. ISS assists Boston Partners with voting execution through an electronic vote management system that allows ISS to pre-populate and automatically submit votes in accordance with Boston Partners’ Proxy Voting Policies. While Boston Partners may consider ISS’s recommendations on proxy issues, Boston Partners bears ultimate responsibility for proxy voting decisions and can change votes via ISS’ electronic voting platform at any time before a meeting’s cut-off date. ISS also provides recordkeeping and vote-reporting services.

How Boston Partners Votes

For those clients who delegate proxy voting authority to Boston Partners, Boston Partners has full discretion over votes cast on behalf of clients. All proxy votes on behalf of clients are voted the same way; however, Boston Partners may refrain from voting proxies for certain clients in certain markets. These arrangements are outlined in respective client investment management agreements. Boston Partners may also refrain from voting proxies on behalf of clients when shares are out on loan; when share blocking is required to vote; where it is not possible to vote shares; where there are legal or operational difficulties; where Boston Partners believes the administrative burden and/ or associated cost exceeds the expected benefit to a client; or where not voting or abstaining produces the desired outcome.

Boston Partners meets with ISS at least annually to review ISS policy changes, themes, methodology, and to review the Proxy Voting Policies. The information is taken to the Committee to discuss and decide what changes, if any, need to be made to the Proxy Voting Policies for the upcoming year.

The Proxy Voting Policies provide standard positions on likely issues for the upcoming proxy season. In determining how proxies should be voted, including those proxies the Proxy Voting Policies do not address or where the Proxy Voting Policies’ application is ambiguous, Boston Partners primarily focuses on maximizing the economic value of its clients’ investments. This is accomplished through engagements with Boston Partners’ analysts and issuers, as well as independent research conducted by Boston Partners’ Sustainability and Engagement Team. In the case of social and political responsibility issues that, in its view, do not primarily involve financial considerations, it is Boston Partners’ objective to support shareholder proposals that it believes promote good corporate citizenship. If Boston Partners believes that any research provided by ISS or other sources is incorrect, that research is ignored in the proxy voting decision, which is escalated to the Committee so that all relevant facts can be discussed, and a final vote determination can be made. Boston Partners is alerted to proposals that may require more detailed analysis via daily system generated refer notification emails. These emails prompt the Committee Secretary to call a Committee meeting to discuss the items in question.

Although Boston Partners has instructed ISS to vote in accordance with the Proxy Voting Policies, Boston Partners retains the right to deviate from the Proxy Voting Policies if, in its estimation, doing so would be in the best interest of clients.

Conflicts

Boston Partners believes clients are sufficiently insulated from any actual or perceived conflicts Boston Partners may encounter between its interests and those of its clients because Boston Partners votes proxies based on the predetermined Proxy Voting Policies. However, as noted, Boston Partners may deviate from the Proxy Voting Policies in certain circumstances, or the Proxy Voting Policies may not address certain proxy voting proposals. If a member of Boston Partners’ research or portfolio management team recommends that Boston Partners vote a particular proxy proposal in a manner inconsistent with the Proxy Voting Policies or if the Proxy Voting

Policies do not address a particular proposal, Boston Partners will adhere to certain procedures designed to ensure that the decision to vote the particular proxy proposal is based on the best interest of Boston Partners’ clients. These procedures require the individual requesting a deviation from the Proxy Voting Policies to complete a Conflicts Questionnaire (the “Questionnaire”) along with written documentation of the economic rationale supporting the request. The Questionnaire seeks to identify possible relationships with the parties involved in the proxy that may not be apparent. Based on the responses to the Questionnaire, the Committee (or a subset of the Committee) will determine whether it believes a material conflict of interest is present. If a material conflict of interest is found to exist, Boston Partners will vote in accordance with client instructions, seek the recommendation of an independent third-party or resolve the conflict in such other manner as Boston Partners believes is appropriate, including by making its own determination that a particular vote is, notwithstanding the conflict, in the best interest of clients.

Oversight

Meetings and upcoming votes are reviewed by the Committee Secretary with a focus on votes against management. Votes on behalf of Boston Partners’ clients are reviewed and compared against ISS’ recommendations. When auditing vote instructions, which Boston Partners does at least annually, ballots voted for a specified period are requested from ISS, and a sample of those meetings are reviewed by Boston Partners’ Operations Team. The information is then forwarded to compliance/ the Committee Secretary for review. Any perceived exceptions are reviewed with ISS and an analysis of what the potential vote impact would have been is conducted. ISS’ most recent SOC-1 indicates they have their own control and audit personnel and procedures, and a sample of ballots are randomly selected on a quarterly basis. ISS compares ballots to applicable vote instructions recorded in their database. Due diligence meetings with ISS are conducted periodically.

Disclosures

A copy of Boston Partners’ Proxy Voting Policies and Procedures, as updated from time to time, as well as information regarding the voting of securities for a client account are available upon request from your Boston Partners relationship manager. A copy of Boston Partners’ Proxy Voting Policies and Procedures are also available at https://www.boston-partners.com/. For general inquires, contact (617) 832-8153.

3

Epoch Investment Partners, Inc.

Compliance Policies & Procedures Manual

Proxy Voting and Class Action Monitoring

Effective January 1, 2021

Policy

Epoch maintains proxy voting authority for Client accounts, unless otherwise instructed by the client. Epoch votes proxies in a manner that it believes is most likely to enhance the economic value of the underlying securities held in Client accounts. Epoch maintains a Proxy Voting Group comprised of investment team, operations and compliance representatives that meet at least on a quarterly basis. Epoch will not respond to proxy solicitor requests unless Epoch determines that it is in the best interest of Clients to do so.

In light of Epoch’s fiduciary duty to its Clients, and given the complexity of the issues that may be raised in connection with proxy votes, the Firm has retained Institutional Shareholder Services (“ISS”). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers. The services provided to the Firm include in-depth research, voting recommendations, vote execution and recordkeeping. Epoch requires ISS to notify the Company if ISS experiences a material conflict of interest in the voting of Clients’ proxies.

ISS will pre-populate the Firm’s votes on the ISS’s electronic voting platform with ISS’s recommendations based on the Firm’s voting instructions to ISS. To the extent Epoch becomes aware that an issuer that is the subject of ISS’s voting recommendation intends to file or has filed additional solicitating materials (“Additional Information”) after the Firm has received the ISS’s voting recommendation, but before the proxy submission deadline, and the Additional Information would reasonably be expected to affect the Adviser’s voting determination, Epoch will consider the Additional Information prior to exercising voting authority to confirm that the Firm is voting in its client’s best interest.

Notwithstanding the foregoing, the Firm will use its best judgment to vote proxies in the manner it deems to be in the best interests of its Clients. In the event that judgment differs from that of ISS, or that investment teams within Epoch wish to vote differently with respect to the same proxy in light of their specific strategy, the Firm will memorialize the reasons supporting that judgment and retain a copy of those records for the Firm’s files. The Compliance Department will periodically review the voting of proxies to ensure that votes which have diverged from the judgment of ISS, were voted consistent with the Firm’s fiduciary duties.

On at least an annual basis, the CCO or a designee will review this Proxy Voting and Class Action Monitoring policy.

Procedures for Lent Securities and Issuers in Share-blocking Countries

At times, neither Epoch nor ISS will be allowed to vote proxies on behalf of Clients when those Clients have adopted a securities lending program. The Firm recognizes that Clients who have adopted securities lending programs have made a general determination that the lending program provides a greater economic benefit than retaining the ability to vote proxies. Notwithstanding this fact, in the event that the Firm becomes aware of a proxy voting matter that would enhance the economic value of the client’s position and that position is lent out, the Firm will make reasonable efforts to inform the Client that neither the Firm nor ISS is able to vote the proxy until the Client recalls the lent security.

In certain markets where share blocking occurs, shares must be “frozen” for trading purposes at the custodian or sub-custodian in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that

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Epoch Investment Partners, Inc.

Compliance Policies & Procedures Manual

must be executed will settle late and potentially be subject to interest charges or other punitive fees. For this reason, in blocking markets, the Firm retains the right to vote or not, based on the determination of the Firm’s Investment Personnel. If the decision is made to vote, the Firm will process votes through ISS unless other action is required as detailed in this policy.

Procedures for Conflicts of Interest

Epoch has identified the following potential conflicts of interest:

•

Whether there are any business or personal relationships between Epoch, or an employee of Epoch, and the officers, directors or shareholder proposal proponents of a company whose securities are held in Client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of Epoch’s Clients;

•	Whether Epoch has any other economic incentive to vote in a manner that is not consistent with the best interests of its Clients; or

•	Whether a proxy relates to a company that is a Client of Epoch.[1]

If a conflict of interest has been identified (as outlined above), then Epoch shall bring the proxy voting issue first to the attention of the Proxy Voting Group. The Proxy Voting Group may engage affected Clients and/or Epoch employees to ensure the relevant proxies are voted in a manner that is consistent with Epoch’s fiduciary duties.

Procedures for Proxy Solicitation

In the event that any officer or employee of Epoch receives a request to reveal or disclose Epoch’s voting intention on a specific proxy event, then the officer or employee must forward the solicitation to the CCO.

Procedures for Voting Disclosure

Upon request, Epoch will provide Clients with their specific proxy voting history.

Initial and Ongoing Diligence of Proxy Service Provider

The Operations Department will conduct additional diligence on ISS to ensure the provider continues to have the capacity and competency to adequately analyze proxy issues on an annual basis. As part of the due diligence process the Head of Operations, or a designee, obtains a completed questionnaire from ISS that assists Epoch in evaluating ISS’s services and any potential conflicts of interest that may exist.

Recordkeeping

Epoch must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at its principal place of business. The Firm will be responsible for the following procedures and for ensuring that the required documentation is retained.

Client Request to Review Proxy Votes

If a Client requests to review the proxy votes, the Relationship Management team will:

•

Record the identity of the Client, the date of the request, and the disposition (e.g., provided a written or oral response to Client’s request, referred to third party, not a proxy voting Client, other dispositions, etc.) in a suitable place.

[1]

Compliance (with assistance from Operations and Client Services) will seek to identify instances where a proxy vote relates to a company that is a Client of Epoch’s and escalate to the Proxy Voting Group as necessary.

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Epoch Investment Partners, Inc.

Compliance Policies & Procedures Manual

•

Furnish the information requested, free of charge, to the Client within a reasonable time period (within 10 business days). Maintain a copy of the written record provided in response to client’s written (including e-mail) or oral request.

Proxy Voting Records

The proxy voting record is periodically provided to Epoch by ISS. Included in these records are:

•	Documents prepared or created by Epoch that were material to making a decision on how to vote, or that memorialized the basis for the decision.

•

Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

Disclosure

Epoch includes a description of its policies and procedures regarding proxy voting and class actions in Part 2 of Form ADV, along with a statement that Clients and Investors contact Epoch at 212 303-7200 to obtain a copy of these policies and procedures and information about how Epoch voted with respect to the Client’s securities. Any request for information about proxy voting or class actions should be promptly forwarded to Epoch at the number above and we will respond to any such requests.

The CCO will ensure that Part 2A of Form ADV is updated as necessary to reflect: (i) all material changes to this policy; and (ii) regulatory requirements related to proxy voting disclosure.

As a matter of policy, Epoch does not disclose how it expects to vote on upcoming proxies. Additionally, Epoch does not disclose the way it voted proxies to unaffiliated third parties without a legitimate need to know such information.

Class Action Litigation Settlement

Generally, Epoch does not have responsibility to file proofs of claim or engage in class action litigation.

Epoch does not complete proofs-of-claim on behalf of Clients for current or historical holdings; however, Epoch will assist Clients with collecting information relevant to filing proofs-of-claim when such information is in the possession of Epoch.

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Manulife Investment Management global proxy voting policy and procedures

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Global Proxy Voting Policy and Procedures

Applicable Business Unit: Manulife Investment Management Public Markets

Applicable Legal Entity(ies): Refer to Appendix A

Committee Approval: Manulife IM Public Markets Operating Committee

Business Owner: Manulife IM Public Markets

Policy Sponsor: Chief Compliance Officer, Manulife IM Public Markets

Policy Last Updated/Reviewed: April 2021

Policy Next Review Date: April 2024

Policy Original Issue Date: February 2011

Review Cycle: Three (3) years

Company policy documents are for internal use only and may not be shared outside the Company, in whole or part, without prior approval from the Global Chief Compliance Officer (or local Chief Compliance Officer if policy is only entity-applicable) who will consult, as appropriate with, the Policy Sponsor and legal counsel when deciding whether to approve and the conditions attached to any approval.

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Manulife Investment Management global proxy voting policy and procedures

Executive summary

Each investment team at Manulife Investment Management (Manulife IM)1 is responsible for investing in line with its investment philosophy and clients’ objectives. Manulife IM’s approach to proxy voting aligns with its organizational structure and encourages best practices in governance and management of environmental and social risks and opportunities. Manulife IM has adopted and implemented proxy voting policies and procedures to ensure that proxies are voted in the best interests of its clients for whom it has proxy voting authority.

This global proxy voting policy and procedures (policy) applies to each of the Manulife IM advisory affiliates listed in Appendix A. In seeking to adhere to local regulatory requirements of the jurisdiction in which an advisory affiliate operates, additional procedures specific to that affiliate may be implemented to ensure compliance, where applicable. The policy is not intended to cover every possible situation that may arise in the course of business, but rather to act as a decision-making guide. It is therefore subject to change and interpretation from time to time as facts and circumstances dictate.

Statement of policy

•

The right to vote is a basic component of share ownership and is an important control mechanism to ensure that a company is managed in the best interests of its shareholders. Where clients delegate proxy voting authority to Manulife IM, Manulife IM has a fiduciary duty to exercise voting rights responsibly.

•

Where Manulife IM is granted and accepts responsibility for voting proxies for client accounts, it will seek to ensure proxies are received and voted in the best interests of the client with a view to maximize the economic value of their equity securities unless it determines that it is in the best interests of the client to refrain from voting a given proxy.

•

If there is any potential material proxy-related conflict of interest between Manulife IM and its clients, identification and resolution processes are in place to provide for determination in the best interests of the client.

•	Manulife IM will disclose information about its proxy voting policies and procedures to its clients.

•	Manulife IM will maintain certain records relating to proxy voting.

[1]

Manulife Investment Management is the unified global brand for Manulife’s global wealth and asset management business, which serves individual investors and institutional clients in three businesses: retirement, retail, and institutional asset management (Public markets and private markets).

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Manulife Investment Management global proxy voting policy and procedures

Philosophy on sustainable investing

Manulife IM’s commitment to sustainable investment 2 is focused on protecting and enhancing the value of our clients’ investments and, as active owners in the companies in which we invest, we believe that voting at shareholder meetings can contribute to the long-term sustainability of our investee companies. Manulife IM will seek to exercise the rights and responsibilities associated with equity ownership, on behalf of its clients, with a focus on maximizing long-term shareholder returns, as well as enhancing and improving the operating strength of the companies to create sustainable value for shareholders.

Manulife IM invests in a wide range of securities across the globe, ranging from large multinationals to smaller early-stage companies, and from well-developed markets to emerging and frontier markets. Expectations of those companies vary by market to reflect local standards, regulations, and laws. Manulife IM believes, however, that successful companies across regions are generally better positioned over the long term if they have:

•	Robust oversight, including a strong and effective board with independent and objective leaders working on behalf of shareholders;

•

Mechanisms to mitigate risk such as effective internal controls, board expertise covering a firm’s unique risk profile, and routine use of key performance indicators to measure and assess long-term risks;

•	A management team aligned with shareholders through remuneration structures that incentivize long- term performance through the judicious and sustainable stewardship of company resources;

•	Transparent and thorough reporting of the components of the business that are most significant to shareholders and stakeholders with focus on the firm’s long-term success; and

•	Management focused on all forms of capital, including environmental, social, and human capital.

The Manulife Investment Management voting principles (voting principles) outlined in Appendix B provide guidance for our voting decisions. An active decision to invest in a firm reflects a positive conviction in the investee company and we generally expect to be supportive of management for that reason. Manulife IM may seek to challenge management’s recommendations, however, if they contravene these voting principles or Manulife IM otherwise determines that doing so is in the best interest of its clients.

[2]	Further information on Sustainable Investing at Manulife IM can be found at manulifeim.com/institutional.

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Manulife Investment Management global proxy voting policy and procedures

Manulife IM also regularly engages with boards and management on environmental, social, or corporate governance issues consistent with the principles stipulated in our sustainable investing statement and our ESG engagement policy. Manulife IM may, through these engagements, request certain changes of the portfolio company to mitigate risks or maximize opportunities. In the context of preparing for a shareholder meeting, Manulife IM will review progress on requested changes for those companies engaged. In an instance where Manulife IM determines that the issuer has not made sufficient improvements on an issue, then we may take voting action to demonstrate our concerns.

In rare circumstances, Manulife IM may consider filing, or co-filing, a shareholder resolution at an investee company. This may occur where our team has engaged with management regarding a material sustainability risk or opportunity, and where we determine that the company has not made satisfactory progress on the matter within a reasonable time period. Any such decision will be in the sole discretion of Manulife IM and acted on where we believe filing, or co-filing, a proposal is in the best interests of our clients.

Manulife IM may also divest of holdings in a company where portfolio managers are dissatisfied with company financial performance, strategic direction, and/or management of material sustainability risks or opportunities.

Procedures

Receipt of ballots and proxy materials

Proxies received are reconciled against the client’s holdings, and the custodian bank will be notified if proxies have not been forwarded to the proxy service provider when due.

Voting proxies

Manulife IM has adopted the voting principles contained in Appendix B of this policy.

Manulife IM has deployed the services of a proxy voting services provider to ensure the timely casting of votes, and to provide relevant and timely proxy voting research to inform our voting decisions. Through this process, the proxy voting services provider populates initial recommended voting decisions that are aligned with the Manulife IM voting principles outlined in Appendix B. These voting recommendations are then submitted, processed, and ultimately tabulated. Manulife IM retains the authority and operational functionality to submit different voting instructions after these initial recommendations from the proxy voting services provider have been submitted, based on Manulife IM’s assessment of each situation. As Manulife IM reviews voting recommendations and decisions, as articulated below, Manulife IM will often change voting instructions based on those reviews. Manulife IM periodically reviews the detailed policies created by the proxy voting service provider to ensure consistency with our voting principles, to the extent this is possible.

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Manulife Investment Management global proxy voting policy and procedures

Manulife IM also has procedures in place to review additional materials submitted by issuers often in response to voting recommendations made by proxy voting service providers. Manulife IM will review additional materials related to proxy voting decisions in those situations where Manulife IM becomes aware of those additional materials, is considering voting contrary to management, and where Manulife IM owns 2% or more of the subject issuer as aggregated across the funds.

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Manulife Investment Management global proxy voting policy and procedures

Portfolio managers actively review voting options and make voting decisions for their holdings. Where Manulife IM holds a significant ownership position in an issuer, the rationale for a portfolio manager’s voting decision is specifically recorded, including whether the vote cast aligns with the recommendations of the proxy voting services provider or has been voted differently. A significant ownership position in an investment is defined as those cases where Manulife IM holds at least 2% of a company’s issued share capital in aggregate across all Manulife IM client accounts.

The Manulife IM ESG research and integration team (ESG team) is an important resource for portfolio management teams on proxy matters. This team provides advice on specific proxy votes for individual issuers if needed. ESG team advice is supplemental to the research and recommendations provided by our proxy voting services provider. In particular, ESG analysts actively review voting resolutions for companies in which:

•	Manulife IM’s aggregated holdings across all client accounts represent 2% or greater of issued capital;

•

A meeting agenda includes shareholder resolutions related to environmental and social risk management issues, or where the subject of a shareholder resolution is deemed to be material to our investment decision; or

Manulife IM may also review voting resolutions for issuers where an investment team engaged with the firm within the previous two years to seek a change in behavior.

After review, the ESG team may provide research and advice to investment staff in line with the voting principles.

Manulife IM also has an internal proxy voting working group (working group) comprising senior managers from across Manulife IM including the equity investment team, legal, compliance, and the ESG team. The working Group operates under the auspices of the Manulife IM Public Markets Sustainable Investing Committee. The Working group regularly meets to review and discuss voting decisions on shareholder proposals or instances where a portfolio manager recommends a vote different than the recommendation of the proxy voting services provider.

Manulife IM clients retain the authority and may choose to lend shareholdings. Manulife IM, however, generally retains the ability to restrict shares from being lent and to recall shares on loan in order to preserve proxy voting rights. Manulife IM is focused in particular on preserving voting rights for issuers where funds hold 2% or more of an issuer as aggregated across funds. Manulife IM has a process in place to systematically restrict and recall shares on a best efforts basis for those issuers where we own an aggregate of 2% or more.

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Manulife Investment Management global proxy voting policy and procedures

Manulife IM may refrain from voting a proxy where we have agreed with a client in advance to limit the situations in which we will execute votes. Manulife IM may also refrain from voting due to logistical considerations that may have a detrimental effect on our ability to vote. These issues may include, but are not limited to:

•	Costs associated with voting the proxy exceed the expected benefits to clients;

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Manulife Investment Management global proxy voting policy and procedures

•	Underlying securities have been lent out pursuant to a client’s securities lending program and have not been subject to recall;

•	Short notice of a shareholder meeting;

•	Requirements to vote proxies in person;

•	Restrictions on a nonnational’s ability to exercise votes, determined by local market regulation;

•	Restrictions on the sale of securities in proximity to the shareholder meeting (i.e., share blocking);

•	Requirements to disclose commercially sensitive information that may be made public (i.e., reregistration);

•	Requirements to provide local agents with power of attorney to facilitate the voting instructions (such proxies are voted on a best-efforts basis); or

•	The inability of a client’s custodian to forward and process proxies electronically.

If a Manulife IM portfolio manager believes it is in the best interest of a client to vote proxies in a manner inconsistent with the policy, the portfolio manager will submit new voting instructions to a member of the ESG team with rationale for the new instructions. The ESG team will then support the portfolio manager in developing voting decision rationale that aligns with this policy and the voting principles. The ESG team will then submit the vote change to the working group. The working group will review the change and ensure that the rationale is sound, and the decision will promote the long-term success of the issuer.

On occasion, there may be proxy votes that are not within the research and recommendation coverage universe of the proxy voting service provider. Portfolio managers responsible for the proxy votes will provide voting recommendations to the ESG team, and those items may be escalated to the working group for review to ensure that the voting decision rationale is sound, and the decision will promote the long-term success of the issuer. the Manulife IM proxy operations team will be notified of the voting decisions and execute the votes accordingly.

Manulife IM does not engage in the practice of “empty voting” (a term embracing a variety of factual circumstances that result in a partial, or total, separation of the right to vote at a shareholders meeting from beneficial ownership of the shares on the meeting date). Manulife IM prohibits investment managers from creating large hedge positions solely to gain the vote while avoiding economic exposure to the market. Manulife IM will not knowingly vote borrowed shares (for example, shares borrowed for short sales and hedging transactions).

Engagement of the proxy voting service provider

Manulife IM has contracted with a third-party proxy service provider to assist with the proxy voting process. Except in instances where a client retains voting authority, Manulife IM will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to the proxy service provider.

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Manulife Investment Management global proxy voting policy and procedures

Manulife IM has engaged its proxy voting service provider to:

•	Research and make voting recommendations;

•	Ensure proxies are voted and submitted in a timely manner;

•	Provide alerts when issuers file additional materials related to proxy voting matters;

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Manulife Investment Management global proxy voting policy and procedures

•	Perform other administrative functions of proxy voting;

•	Maintain records of proxy statements and provide copies of such proxy statements promptly upon request;

•	Maintain records of votes cast; and

•	Provide recommendations with respect to proxy voting matters in general.

Scope of proxy voting authority

Manulife IM and our clients shape the proxy voting relationship by agreement provided there is full and fair disclosure and informed consent. Manulife IM may agree with clients to other proxy voting arrangements in which Manulife IM does not assume proxy voting responsibility or will only vote in limited circumstances.3

While the application of our fiduciary duty in the context of proxy voting will vary with the scope of the voting authority we assume, we acknowledge the relationship in all cases remains that of a fiduciary to the client. Beyond the general discretion retained by Manulife IM to withhold from voting as outlined above, Manulife IM may enter a specific agreement with a client not to exercise voting authority on certain matters where the cost of voting would be high or the benefit to the client would be low.

Disclosure of proxy votes

Manulife IM may inform company management of our voting intentions ahead of casting the vote. This is in line with Manulife IM’s objective to provide the opportunity for companies to better understand our investment process, policies, and objectives.

We will not intentionally disclose to anyone else, including other investors, our voting intention prior to casting the vote.

Manulife IM keeps records of proxy voting available for inspection by clients, regulatory authorities, or government agencies.

[3]

We acknowledge SEC guidance on this issue from August 2019, which lists several nonexhaustive examples of possible voting arrangements between the client and investment advisor, including (i) an agreement with the client to exercise voting authority pursuant to specific parameters designed to serve the client’s best interest; (ii) an agreement with the client to vote in favor of all proposals made by particular shareholder proponents; or (iii) an agreement with the client to vote in accordance with the voting recommendations of management of the issuer. All such arrangements could be subject to conditions depending on instruction from the client.

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Manulife IM quarterly discloses voting records aggregated across funds. 4

Conflicts of interest

Manulife IM has an established infrastructure designed to identify conflicts of interest throughout all aspects of the business. Proxy voting proposals may raise conflicts between the interests of Manulife IM’s clients and the interests of Manulife IM, its affiliates, or employees. Apparent conflicts are reviewed by the working group to determine whether there is a conflict of interest and, if so, whether the conflict is material. Manulife IM shall consider any of the following circumstances a potential material conflict of interest:

[4]	Manulife IM aggregated voting records are available through this site manulifeim.com/institutional/us/en/sustainability

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•	Manulife IM has a business relationship or potential relationship with the issuer;

•	Manulife IM has a business relationship with the proponent of the proxy proposal; or

•	Manulife IM members, employees, or consultants have a personal or other business relationship with managers of the business such as top-level executives, corporate directors, or director candidates.

In addressing any such potential material conflict, Manulife IM will seek to ensure proxy votes are cast in the advisory client’s best interests and are not affected by Manulife IM’s potential conflict. In the event a potential material conflict of interest exists, the working group or its designee will either (i) review the proxy voting decisions to ensure robust rationale, that the voting decision will protect or enhance shareholder value over the long term, and is in line with the best interest of the client; (ii) vote such proxy according to the specific recommendation of the proxy voting services provider; (iii) abstain; or (iv) request the client vote such proxy. The basis for the voting decision, including the process for the determination of the decision that is in the best interests of the client, is recorded.

Voting shares of Manulife Financial Corporation

Manulife Financial Corporation (MFC) is the publicly listed parent company of Manulife IM. Generally, legislation restricts the ability of a public company (and its subsidiaries) to hold shares in itself within its own accounts. Accordingly, the MFC share investment policy outlines the limited circumstances in which MFC or its subsidiaries may, or may not, invest or hold shares in MFC on behalf of MFC or its subsidiaries. 5

The MFC share investment policy does not apply to investments made on behalf of unaffiliated third parties, which remain assets of the client. 6 Such investing may be restricted, however, by specific client guidelines, other Manulife policies, or other applicable laws.

Where Manulife IM is charged with voting MFC shares, we will execute votes in proportion with all other shareholders (i.e., proportional or echo vote). This is intended to neutralize the effect of our vote on the meeting outcome.

Policy responsibility and oversight

The working group oversees and monitors the policy and Manulife IM’s proxy voting function. The working group is responsible for reviewing regular reports, potential conflicts of interest, vote changes, and nonroutine proxy voting items. The working group also oversees the third-party proxy voting service provider. The working group will meet at least monthly and report to the Manulife IM public markets sustainable investing committee and, where requested, the Manulife IM operating committee.

[5]	This includes general funds, affiliated segregated funds or separate accounts, and affiliated mutual / pooled funds.
[6]	This includes assets managed or advised for unaffiliated third parties, such as unaffiliated mutual/pooled funds and unaffiliated institutional advisory portfolios.

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Manulife Investment Management global proxy voting policy and procedures

Manulife IM’s proxy operations team is responsible for the daily administration of the proxy voting process for all Manulife IM operations that have contracted with a third-party proxy voting services provider. Significant proxy voting issues identified by Manulife IM’s proxy operations team are escalated to the chief compliance officer or its designee, and the working group.

The working group is responsible for the proper oversight of any service providers hired by Manulife IM to assist it in the proxy voting process. This oversight includes:

Annual due diligence: Manulife IM conducts an annual due diligence review of the proxy voting research service provider. This oversight includes an evaluation of the service provider’s industry reputation, points of risk, compliance with laws and regulations, and technology infrastructure. Manulife IM also reviews the provider’s capabilities to meet Manulife IM’s requirements, including reporting competencies; the adequacy and quality of the proxy advisory firm’s staffing and personnel; the quality and accuracy of sources of data and information; the strength of policies and procedures that enable it to make proxy voting recommendations based on current and accurate information; and the strength of policies and procedures to address conflicts of interest of the service provider related to its voting recommendations.

Regular Updates: Manulife also requests that the proxy voting research service provider deliver updates regarding any business changes that alter that firm’s ability to provide independent proxy voting advice and services aligned with our policies.

Additional oversight in process: Manulife IM has additional control mechanisms built into the proxy voting process to act as checks on the service provider and ensure that decisions are made in the best interest of our clients. These mechanisms include:

•

Sampling prepopulated votes: Where we use a third-party research provider for either voting recommendations or voting execution (or both), we may assess prepopulated votes shown on the vendor’s electronic voting platform before such votes are cast to ensure alignment with the voting principles.

•

Decision scrutiny from the working group: Where our voting policies and procedures do not address how to vote on a particular matter, or where the matter is highly contested or controversial (e.g., major acquisitions involving takeovers or contested director elections where a shareholder has proposed its own slate of directors), review by the working group may be necessary or appropriate to ensure votes cast on behalf of its client are cast in the client’s best interest.

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Manulife Investment Management global proxy voting policy and procedures

Recordkeeping and reporting

Manulife IM provides clients with a copy of the voting policy on request and it is also available on our website at manulifeim.com/institutional. Manulife IM describes its proxy voting procedures to its clients in the relevant or required disclosure document and discloses to its clients the process to obtain information on how Manulife IM voted that client’s proxies.

Manulife IM keeps records of proxy voting activities and those records include proxy voting policies and procedures, records of votes cast on behalf of clients, records of client requests for proxy voting information; and any documents generated in making a vote decision. These documents are available for inspection by clients, regulatory authorities, or government agencies.

Manulife IM discloses voting records on its website and those records are updated on a quarterly basis. The voting records generally reflect the voting decisions made for retail, institutional and other client funds in the aggregate.

Policy amendments and exceptions

This policy is subject to periodic review by the proxy voting working group. The working group may suggest amendments to this policy and any such amendments must be approved by the Manulife IM public markets sustainable investing committee and the Manulife IM operating committee.

Any deviation from this policy will only be permitted with the prior approval of the chief investment officer or chief administrative officer (or their designee), with the counsel of the chief compliance officer/general counsel.

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Manulife Investment Management global proxy voting policy and procedures

Appendix A. Manulife IM advisory affiliates in scope of policy and investment management business only.

Manulife Investment Management Limited

Manulife Investment Management (North America) Limited

Manulife Investment Management (Hong Kong) Limited

PT Manulife Aset Manajemen Indonesia*

Manulife Investment Management (Japan) Limited Manulife

Investment Management (Malaysia) Bhd. Manulife Investment

Management and Trust Corporation

Manulife Investment Management (Singapore) Pte. Ltd.

Manulife IM (Switzerland) LLC

Manulife Investment Management (Taiwan) Co., Ltd.*

Manulife Investment Management (Europe) Limited

Manulife Investment Management (US) LLC

Manulife Investment Fund Management (Vietnam) Company Limited*

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Manulife Investment Management global proxy voting policy and procedures

*

By reason of certain local regulations and laws with respect to voting, for example, manual/physical voting processes or the absence of a third-party proxy voting service provider for those jurisdictions, Manulife Investment Fund Management (Vietnam) Company Limited, and PT Manulife Aset Manajemen Indonesia do not engage a third-party service provider to assist in their proxy voting processes. Manulife Investment Management (Taiwan) Co., Ltd. Uses the third-party proxy voting service provider to execute votes for non-Taiwanese entities only.

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Manulife Investment Management global proxy voting policy and procedures

Appendix B. Manulife IM voting principles

Manulife IM believes that strong management of all forms of corporate capital, whether financial, social, or environmental will mitigate risks, create opportunities, and drive value over the long term. Manulife IM reviews and considers environmental, social, and corporate governance risks and opportunities in our investment decisions. Once invested, Manulife IM continues our oversight through active ownership, which includes portfolio company engagement and proxy voting of underlying shares. We believe proxy voting is a vital component of this continued oversight as it provides a voice for minority shareholders regarding management actions.

Manulife IM has developed some key principles that generally drive our proxy voting decisions and engagements. We believe these principles preserve value and generally lead to outcomes that drive positive firm performance. These principles dictate our voting on issues ranging from director elections and executive compensation to the preservation of shareholder rights and stewardship of environmental and social capital. Manulife IM also adopts positions on certain sustainability topics and these voting principles should be read in conjunction with those position statements. Currently, we have a climate change statement and an executive compensation statement that also help guide proxy voting decisions on those matters. The facts and circumstances of each issuer are unique, and Manulife IM may deviate from these principles where we believe doing so will preserve or create value over the long term. These principles also do not address the specific content of all proposals voted around the globe, but provide a general lens of value preservation, value creation, risk management, and protection of shareholder rights through which Manulife IM analyzes all voting matters.

I.

Boards and directors: Manulife IM generally use the following principles to review proposals covering director elections and board structure in the belief that they encourage engaged and accountable leadership of a firm.

a.

Board independence: The most effective boards are composed of directors with a diverse skill set that can provide an objective view of the business, oversee management, and make decisions in the best interest of the shareholder body at large. To create and preserve this voice, boards should have a significant number of nonexecutive, independent directors. The actual number of independent directors can vary by market and Manulife IM accounts for these differences when reviewing the independence of the board. Ideally, however, there is an independent majority among directors at a given firm.

b.

Committee independence: Manulife IM also prefers that key board committees are composed of independent directors. Specifically, the audit, nomination, and compensation committees should generally be entirely or majority composed of independent directors.

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c.

Attendance: A core part of a director’s duties is to remain an engaged and productive participant at board and committee meetings. Directors should, therefore, attend at least 75% of board and committee meetings in the aggregate over the course of a calendar year.

d.

Diversity: In line with the principles expressed in relation to board of independence above, Manulife IM believes boards with strong gender representation are better equipped to manage risks and oversee business resilience over the long term compared to firms with low gender balance. Manulife IM generally expects boards to have at least one woman on the board and encourages companies to aspire to a higher balance of gender representation. Manulife IM also may hold boards in certain markets to a higher standard as market requirements and expectations change. In Canada, Europe, the United Kingdom, and Ireland, for example, we encourage boards to achieve at least one-third female representation. We generally encourage boards to achieve racial and ethnic diversity among their members. We may, in the future, hold nomination committee chairs accountable where the board does not appear to have racial or ethnically diverse members.

e.

Classified/staggered boards: Manulife IM prefers that directors be subject to election and reelection on an annual basis. Annual elections operate to hold directors accountable for their actions in a given year in a timely manner. Shareholders should have the ability to voice concerns through a director vote and to potentially remove problematic directors if necessary. Manulife IM generally opposes the creation of classified or staggered director election cycles designed to extend director terms beyond one year. Manulife IM also generally supports proposals to eliminate these structures.

f.

Overboarding: Manulife IM believes directors should limit their outside board seats in order to ensure that they have the time and attention to provide their director role at a firm in question. Generally, this means directors should not sit on more than five public company boards. The role of CEO requires an individual’s significant time and attention. Directors holding the role of CEO at any public firm, therefore, generally should not sit on more than three public company boards inclusive of the firm at which they hold the CEO role.

g.

Independent chair/CEO: Governance failures can occur where a manager has firm control over a board through the combination of the chair/CEO roles. Manulife IM generally supports the separation of the chair/CEO roles as a means to prevent board capture by management. We may evaluate proposals to separate the chair/CEO roles on a case-by-case basis, for example, however, considering such factors as the establishment of a strong lead independent director role or the temporary need for the combination of the CEO/chair roles to help the firm through a leadership transition.

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Manulife Investment Management global proxy voting policy and procedures

h.

Vote standard: Manulife IM generally supports a vote standard that allows resolutions to pass, or fail, based on a majority voting standard. Manulife IM generally expects companies to adopt a majority vote standard for director elections and supports the elimination of a plurality vote standard except in the case of contested elections.

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Manulife Investment Management global proxy voting policy and procedures

i.

Contested elections: Where there is a proxy contest or a director’s election is otherwise contested, Manulife IM evaluates the proposals on a case-by-case basis. Consideration is given to firm performance, whether there have been significant failures of oversight and whether the proponent for change makes a compelling case that board turnover will drive firm value.

j.

Significant and problematic actions or omissions: Manulife IM believes boards should be held accountable to shareholders in instances where there is a significant failure of oversight that has led to a loss of firm value, transparency failure or otherwise curtailed shareholder rights. Manulife IM generally considers withholding from, or voting against, certain directors in these situations. Some examples of actions that might warrant a vote against directors include, but are not limited to, the following:

Failure of oversight: Manulife IM may take action against directors where there has been a significant negative event leading to a loss of shareholder value and stakeholder confidence. A failure may manifest itself in multiple ways, including adverse auditor opinions, material misstatements, failures of leadership and governance, failure to manage ESG risks, environmental or human rights violations, and poor sustainability reporting.

Adoption of anti-takeover mechanism: Boards should generally review takeover offers independently and objectively in consideration of the potential value created or lost for shareholders. Manulife IM generally holds boards accountable when they create or prolong certain mechanisms, bylaws or article amendments that act to frustrate genuine offers that may lead to value creation for shareholders. These can include poison pills; classes of shares with differential voting rights; classified, or staggered, board structures; and unilateral bylaw amendments and supermajority voting provisions.

Problematic executive compensation practices: Manulife IM encourages companies to adopt best practices for executive compensation in the markets in which they operate. Generally, this means that pay should be aligned with performance. Manulife IM may hold directors accountable where this alignment is not robust. We may also hold boards accountable where they have not adequately responded to shareholder votes against a previous proposal on remuneration or have adopted problematic agreements or practices (e.g., golden parachutes, repricing of options).

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Manulife Investment Management global proxy voting policy and procedures

Bylaw/article adoption and amendments: Shareholders should have the ability to vote on any change to company articles or bylaws that will materially change their rights as shareholders. Any amendments should require only a majority of votes to pass. Manulife IM will generally hold directors accountable where a board has amended or adopted bylaw and/or article provisions that significantly curtail shareholder rights.

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Manulife Investment Management global proxy voting policy and procedures

Engagement responsiveness: Manulife IM regularly engages with issuers to discuss ESG risks and opportunities and may request changes from firms during these discussions. Manulife IM may vote against certain directors where we have engaged with an issuer and requested certain changes, but the firm has not made sufficient progress on those matters.

II.

Environmental and social proposals: Manulife IM expects its portfolio companies to manage material environmental and social issues affecting their businesses, whether risks or opportunities, with a view towards long-term value preservation and creation.[7] Manulife IM expects firms to identify material environmental and social risks and opportunities specific to their businesses, to develop strategies to manage those matters, and to provide meaningful, substantive reporting while demonstrating progress year over year against their management plans. Proposals touching on management of risks and opportunities related to environmental and social issues are often put forth as shareholder proposals but can be proposed by management as well. Manulife IM generally supports shareholder proposals that request greater transparency or adherence to internationally recognized standards and principles regarding material environmental and social risks and opportunities.

a.

The magnitude of the risk/opportunity: Manulife IM evaluates the level of materiality of a certain environmental or social issue identified in a proposal as it pertains to the firm’s ability to generate value over the long term. This review includes deliberation of the effect an issue will have on the financial statements and/or the cost of capital.

b.

The firm’s current management of the risk/opportunity: Manulife IM analyzes a firm’s current approach to an issue to determine whether the firm has robust plans, infrastructure, and reporting to mitigate the risk or embrace the opportunity. Recent controversies, litigation, or penalties related to a given risk are also considered.

c.

The firm’s current disclosure framework: Manulife IM expects firms to disclose enough information for shareholders to assess the company’s management of environmental and social risks and opportunities material to the business. Manulife IM may support proposals calling for enhanced firm disclosure regarding environmental and social issues where additional information would help our evaluation of a company’s exposure, and response, to those factors.

[7]

For more information on issues generally of interest to our firm, please see the Manulife Investment Management engagement policy, the Manulife Investment Management sustainable investing and sustainability risk statement, and the Manulife Investment Management climate change statement.

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Manulife Investment Management global proxy voting policy and procedures

d.

Legislative or regulatory action of a risk/opportunity: When reviewing proposals on environmental or social factors, Manulife IM considers whether a given risk or opportunity is currently addressed by local regulation or law in the markets in which a firm operates and whether those rules are designed to adequately manage an issue. Manulife IM also considers whether a firm should proactively address a matter in anticipation of future legislation or regulation.

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Manulife Investment Management global proxy voting policy and procedures

e.

Cost to, or disruption of, the business: When reviewing environmental and social proposals, Manulife IM assesses the potential cost of the requested action against the benefit provided to the firm and its shareholders. Particular attention is paid to proposals that request actions that are overly prescriptive on management or that request a firm exit markets or operations that are essential to its business.

III.	Shareholder rights: Manulife IM generally supports management or shareholder proposals that protect, or improve, shareholder rights and opposes proposals that remove, or curtail, existing rights.

a.

Shareholder rights plans (poison pills): Manulife IM generally opposes mechanisms intended to frustrate genuine takeover offers. Manulife IM may, however, support shareholder rights plans where the plan has a trigger of 20% ownership or more and will expire in three years or less. In conjunction with these requirements, Manulife IM evaluates the company’s strategic rationale for adopting the poison pill.

b.

Supermajority voting: Shareholders should have the ability to direct change at a firm based on a majority vote. Manulife IM generally opposes the creation, or continuation, of any bylaw, charter, or article provisions that require approval of more than a majority of shareholders for amendment of those documents. Manulife IM may consider supporting such a standard where the supermajority requirement is intended to protect minority shareholders.

c.

Proxy access: Manulife IM believes that shareholders have a right to appoint representatives to the board that best protect their interests. The power to propose nominees without holding a proxy contest is a way to protect that right and is potentially less costly to management and shareholders. Accordingly, Manulife IM generally supports creation of a proxy access right (or similar power at non-U.S. firms) provided there are reasonable thresholds of ownership and a reasonable number of shareholders can aggregate ownership to meet those thresholds.

d.

Written consent: Written consent provides shareholders the power to formally demand board action outside of the context of an annual general meeting. Shareholders can use written consent as a nimble method of holding boards accountable. Manulife IM generally supports the right of written consent so long as that right is reasonably tailored to reflect the will of a majority of shareholders. Manulife IM may not support such a right, however, where there is a holder with a significant, or controlling, stake. Manulife IM evaluates the substance of any written actual consent proposal in line with these principles.

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Manulife Investment Management global proxy voting policy and procedures

e.

Right to call a special meeting: Manulife IM is generally supportive of the shareholder right to call a special meeting. This right allows shareholders to quickly respond to events that can significantly affect firm value. Manulife IM believes that a 10% ownership threshold to call a special meeting reasonably protects this shareholder right while reducing the possibility of undue distraction for management.

IV.

Executive compensation: Manulife IM encourages companies to align executive incentives with shareholder interests when designing executive compensation plans. Companies should provide shareholders with transparent, comprehensive, and substantive disclosure regarding executive compensation that aids shareholder assessment of the alignment between executive pay and firm performance. Companies should also have the flexibility to design remuneration programs that fit a firm’s business model, business sector and industry, and overall corporate strategy. No one template of executive remuneration can fit all companies.

a.

Advisory votes on executive compensation: While acknowledging that there is no singular model for executive compensation, Manulife IM closely scrutinizes companies that have certain concerning practices which may include:

i.

Misalignment between pay and company performance: Pay should generally move in tandem with corporate performance. Firms where CEO pay remains flat, or increases, though corporate performance remains down relative to peers, are particularly concerning.

ii.

One-time grants: A firm’s one-time grant to an executive, outside of the normal salary, bonus, and long-term award structure, may be indicative of an overall failure of the board to design an effective remuneration plan. A company should have a robust justification for making grants outside of the normal remuneration framework.

iii.

Significant quantity of nonperformance-based pay: Executive pay should generally be weighted more heavily toward performance-based remuneration to create the alignment between pay and performance. Companies should provide a robust explanation for any significant awards made that vest solely based on time or are not otherwise tied to performance.

iv.

Lack of rigor in performance targets: Performance targets should challenge managers to improve corporate performance and outperform peers. Targets should, where applicable, generally align with, or even outpace, guidance; incentivize outperformance against a peer group; and otherwise remain challenging.

INTERNAL	April 2021 25

Manulife Investment Management global proxy voting policy and procedures

v.

Lack of disclosure: Transparency is essential to shareholder analysis and understanding of executive remuneration at a company. Manulife IM expects firms to clearly disclose all major components of remuneration. This includes disclosure of amounts, performance metrics and targets, vesting terms, and pay outcomes.

vi.

Repricing of options: Resetting the exercise price of outstanding options significantly undermines the incentive nature of the initial option grant. Though a firm may have a strong justification for repricing options, Manulife IM believes that firms should put such decisions to a shareholder vote. Manulife IM may generally oppose an advisory vote on executive compensation where a company has repriced outstanding options for executives without that shareholder approval.

vii.

Adoption of problematic severance agreements (golden parachutes): Manulife IM believes managers should be incentivized to pursue and complete transactions that may benefit shareholders. Severance agreements, if structured appropriately, can provide such inducements. At the same time, however, the significant payment associated with severance agreements could potentially drive managers to pursue transactions at the expense of shareholder value. Manulife IM may generally oppose an executive remuneration proposal where a firm has adopted, or amended, an agreement with an executive that contains an excise tax gross-up provision, permits accelerated vesting of equity upon a change-in-control, allows an executive to unilaterally trigger the severance payment, or pays out in an amount greater than 300% of salary and bonus combined.

V.

Capital structure: Manulife IM believes firms should balance the need to raise capital and encourage investment with the rights and interests of the existing shareholder body. Evaluation of proposals to issue shares, repurchase shares, conduct stock splits, or otherwise restructure capital, is conducted on a case- by-case basis with some specific requests covered here:

a.

Common stock authorization: Requests to increase the pool of shares authorized for issuance are evaluated on a case-by-case basis with consideration given to the size of the current pool, recent use of authorized shares by management, and the company rationale for the proposed increase. Manulife IM also generally supports these increases where the company intends to execute a split of shares or pay a stock dividend.

INTERNAL	April 2021 26

Manulife Investment Management global proxy voting policy and procedures

b.

Reverse stock splits: Manulife IM generally supports proposals for a reverse stock split if the company plans to proportionately reduce the number of shares authorized for issue in order to mitigate against the risk of excessive dilution to our holdings. We may also support these proposals in instances where the firm needs to quickly raise capital in order to continue operations.

INTERNAL	April 2021 27

Manulife Investment Management global proxy voting policy and procedures

c.

Dual class voting structure: Voting power should align with economic interest at a given firm. Manulife IM generally opposes the creation of new classes of stock with differential voting rights and supports the elimination of these structures.

VI.

Corporate transactions and restructurings: Manulife IM reviews mergers, acquisitions, restructurings, and reincorporations on a case-by-case basis through the lens of whether the transaction will create shareholder value. Considerations include fairness of the terms, valuation of the event, changes to management and leadership, realization of synergies and efficiencies, and whether the rationale for a strategic shift is compelling.

VII.

Cross shareholding: Cross shareholding is a practice where firms purchase equity shares of business partners, customers, or suppliers in support of those relationships. Manulife IM generally discourages this practice as it locks up firm capital that could be allotted to income-generating investments or otherwise returned to shareholders. Manulife IM will review cross shareholding practices at issuers and we encourage issuers to keep cross shareholdings below 20% of net assets.

VIII.

Audit-related issues: Manulife IM believes that an effective auditor will remain independent and objective in its review of company reporting. Firms should be transparent regarding auditor fees and other services provided by an auditor that may create a conflict of interest. Manulife IM uses the below principles to guide voting decisions related to auditors.

a.

Auditor ratification: Manulife IM generally approves the reappointment of the auditor absent evidence that they have either failed in their duties or appear to have a conflict that may not allow independent and objective oversite of a firm.

b.

Auditor rotation: If Manulife IM believes that the independence and objectivity of an auditor may be impaired at a firm, we may support a proposal requesting a rotation of auditor. Reasons to support the rotation of the auditor can include a significant failure in the audit function and excessive tenure of the auditor at the firm.

INTERNAL	April 2021 28

WELLINGTON MANAGEMENT
GLOBAL PROXY POLICY AND PROCEDURES

INTRODUCTION

Wellington Management has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of clients for whom it exercises proxy-voting discretion.

Wellington Management’s Proxy Voting Guidelines (the “Guidelines”) set forth broad guidelines and positions on common proxy issues that Wellington Management uses in voting on proxies In addition, Wellington Management also considers each proposal in the context of the issuer, industry and country or countries in which the issuer’s business is conducted. The Guidelines are not rigid rules and the merits of a particular proposal may cause Wellington Management to enter a vote that differs from the Guidelines. Wellington Management seeks to vote all proxies with the goal of increasing long-term client value and, while client investment strategies may differ, applying this common set of guidelines is consistent with the investment objective of achieving positive long-term investment performance for each client.

STATEMENT OF POLICY

Wellington Management:

1)

Votes client proxies for which clients have affirmatively delegated proxy-voting authority, in writing, unless it has arranged in advance with the client to limit the circumstances in which it would exercise voting authority or determines that it is in the best interest of one or more clients to refrain from voting a given proxy.

2)	Votes all proxies in the best interests of the client for whom it is voting.

3)	Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

RESPONSIBILITY AND OVERSIGHT

The Investment Research Group (“Investment Research”) monitors regulatory requirements with respect to proxy voting and works with the firm’s Legal and Compliance Group and the Investment Stewardship Committee to develop practices that implement those requirements. Investment Research also acts as a resource for portfolio managers and research analysts on proxy matters as needed. Day-to-day administration of the proxy voting process is the responsibility of Investment Research. The Investment Stewardship Committee is responsible for oversight of the implementation of the Global Proxy Policy and Procedures, review and approval of the Guidelines, identification and resolution of conflicts of interest, and for providing advice and guidance on specific proxy votes for individual issuers. The Investment Stewardship Committee reviews the Global Proxy Policy and Procedures annually.

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WELLINGTON MANAGEMENT

GLOBAL PROXY POLICY AND PROCEDURES

PROCEDURES

Use of Third-Party Voting Agent

Wellington Management uses the services of a third-party voting agent for research, voting recommendations, and to manage the administrative aspects of proxy voting. The voting agent processes proxies for client accounts, casts votes based on the Guidelines and maintains records of proxies voted. Wellington Management complements the research received by its primary voting agent with research from another voting agent.

Receipt of Proxy

If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent.

Reconciliation

Each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. This reconciliation is performed at the ballot level. Although proxies received for private securities, as well as those received in non- electronic format, are voted as received, Wellington Management is not able to reconcile these ballots, nor does it notify custodians of non-receipt.

Research

In addition to proprietary investment research undertaken by Wellington Management investment professionals, Investment Research conducts proxy research internally, and uses the resources of a number of external sources including third-party voting agents to keep abreast of developments in corporate governance and of current practices of specific companies.

Proxy Voting

Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:

•	Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are voted in accordance with the Guidelines.

•

Issues identified as “case-by-case” in the Guidelines are further reviewed by Investment Research. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

•

Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Wellington Management reviews a subset of the voting record to ensure that proxies are voted in accordance with these Global Proxy Policy and Procedures and the Guidelines; and ensures that documentation and reports, for clients and for internal purposes, relating to the voting of proxies are promptly and properly prepared and disseminated.

Material Conflict of Interest Identification and Resolution Processes

Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Investment

2

WELLINGTON MANAGEMENT

GLOBAL PROXY POLICY AND PROCEDURES

Stewardship Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Investment Stewardship Committee encourages all personnel to contact Investment Research about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Investment Stewardship Committee to determine if there is a conflict and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Investment Stewardship Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Investment Stewardship Committee should convene.

OTHER CONSIDERATIONS

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following are potential instances in which a proxy vote might not be entered.

Securities Lending

In general, Wellington Management does not know when securities have been lent out pursuant to a client’s securities lending program and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may determine voting would outweigh the benefit to the client resulting from use of securities for lending and recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

Share Blocking and Re-registration

Certain countries impose trading restrictions or requirements regarding re-registration of securities held in omnibus accounts in order for shareholders to vote a proxy. The potential impact of such requirements is evaluated when determining whether to vote such proxies.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs

Wellington Management may abstain from voting a proxy when the proxy statement or other available information is inadequate to allow for an informed vote, when the proxy materials are not delivered in a timely fashion or when, in Wellington Management’s judgment, the costs exceed the expected benefits to clients (such as when powers of attorney or consularization are required).

ADDITIONAL INFORMATION

Wellington Management maintains records related to proxies pursuant to Rule 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws. In addition, Wellington Management discloses annually how it has exercised its voting rights for significant votes, as require by the EU Shareholder Rights Directive II (“SRD II”).

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WELLINGTON MANAGEMENT

GLOBAL PROXY POLICY AND PROCEDURES

Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, including the Guidelines, upon written request. In addition, Wellington Management will provide specific client information relating to proxy voting to a client upon written request.

Dated: 1 September 2020

4

Part C
Other Information
Item 28. Exhibits
99.(a)
Amended and Restated Declaration of Trust dated January 22, 2016 – previously filed as exhibit 99.(a) to post-effective amendment no. 154 filed on February 25, 2016, accession number 0001133228-16-007639.

99.(a).1
Amendment dated December 13, 2018 to the Amended and Restated Declaration of Trust dated January 22, 2016 –
previously filed as exhibit 99.(a).1 to post-effective amendment no. 189 filed on February 28, 2019, accession number
0001133228-19-000768.

99.(b)	Amended and Restated By-Laws dated March 8, 2005. – previously filed as exhibit 99.(b) to post-effective amendment no. 98 filed on May 2, 2005, accession number 0001010521-05-000151.
99.(b).1
Amendment dated March  11, 2008 to the Amended and Restated By-Laws dated March  8, 2005. – previously filed as exhibit 99.(b).1 to post-effective amendment no. 111 filed on February  27, 2009, accession number
0000950135-09-001332.

99.(b).2
Amendment dated June  9, 2009 to the Amended and Restated By-Laws dated March  8, 2005. – previously filed as exhibit 99.(b).2 to post-effective amendment no. 113 filed on December  17, 2009, accession number
0000950123-09-071584.

99.(b).3
Amendment dated August  31, 2010 to the Amended and Restated By-Laws dated March  8, 2005. – previously filed as exhibit 99.(b).4 to post-effective amendment no. 115 filed on February  25, 2011, accession number
0000950123-11-017991.

99.(b).4
Amendment dated March 10, 2016 to the Amended and Restated By-Laws dated March  8, 2005. – previously filed as exhibit 99.(b).4 to post-effective amendment no. 156 filed on March 14, 2016 accession number No.
0001133228-16-008195.

99.(c)	Instruments Defining Rights of Securities Holders. See exhibits 99.(a) and 99.(b)
99.(d)
Investment Advisory Contracts. Amended and Restated Advisory Agreement dated June 30, 2020 between John
Hancock Investment Trust (the “Registrant”) and John Hancock Investment Management LLC1  (the “Advisor”). –
previously filed as exhibit 99.(d) to post-effective amendment no. 205 filed on July 27, 2020 accession number No.
0001133228-20-004475.

99.(d).1
Amended and Restated Advisory Agreement dated June 30, 2020 between the Registrant and the Advisor  relating to
John Hancock Fundamental Large Cap Core Fund. – previously filed as exhibit 99.(d).1 to post-effective amendment no.
205 filed on July 27, 2020 accession number No. 0001133228-20-004475.

99.(d).2
Amended and Restated Advisory Agreement dated June 30, 2020 between John Hancock Diversified Macro Offshore
Subsidiary Fund Ltd. and the Advisor. – previously filed as exhibit 99.(d).3 to post-effective amendment no. 205 filed on
July 27, 2020 accession number No. 0001133228-20-004475.

99.(d).3
Amendment to Advisory Agreement dated July 9, 2021 between the Registrant and the Advisor  relating to John Hancock
Mid Cap Growth Fund - previously filed as exhibit 99.(d).4 to post-effective amendment no. 213 filed on July 9, 2021 accession number No. 0001133228-21-003827.

99.(d).4
Amendment to Advisory Agreement dated June 28, 2021 between the Registrant and the Advisor  relating to John
Hancock Global Environmental Opportunities Fund – previously filed as exhibit 99.(d)(4) to post-effective amendment no.
166 filed on July 16, 2021 accession No. 0001133228-21-003918

99.(d).5
Amendment to Advisory Agreement dated March 24, 2022 between the Registrant and the Advisor relating to John
Hancock Seaport Long/Short Fund. -  previously filed as exhibit 99.(d)(5) to post-effective amendment No. 219 filed on
June 24, 2022 accession no.  0001133228-22-004220

99.(d).6
Amendment to Advisory Agreement dated March 24, 2022 between the Registrant and the Advisor relating to John
Hancock Disciplined Value International Fund. – previously filed as exhibit 99.(d)(6) to post-effective amendment No. 219 filed on June 24, 2022 accession no. 0001133228-22-004220

99.(d).7
Amendment to Advisory Agreement dated June 23, 2022 between the Registrant and John Hancock Investment
Management LLC relating to John Hancock Fundamental Equity Income Fund – previously filed as exhibit 99.(d)(7) to post-effective amendment No. 219 filed on June 24, 2022 accession no. 0001133228-22-004220

99.(d).8
Amendment to the Advisory Agreement dated September 22, 2022 between the Registrant and the Advisor relating to
John Hancock Fundamental Large Cap Core Fund. – previously filed as exhibit 99.(d).8 to post-effective amendment no.
221 filed on February 23, 2023, accession number 0001133228-23-000641

99.(d).9
Sub-Advisory Agreement dated December 31, 2005 (“Manulife IM Sub-Advisory Agreement”) among the Registrant, the
Advisor, and Manulife Investment Management (US) LLC2 relating to John Hancock Balanced Fund and John Hancock
Fundamental Large Cap Core Fund. – previously filed as exhibit 99.(d).8 to post-effective amendment no. 100 filed on
February  14, 2007, accession number 0001010521-07-000179.

99.(d).10
Amendment dated May 17, 2013 to the Manulife IM Sub-Advisory Agreement. – previously filed as exhibit 99.(d).9 to post-effective amendment no. 126 filed on February 26, 2014, accession number 0001133228-14-000824.

99.(d).11
Sub-Advisory Agreement dated December 18, 2013 between the Advisor  and Wellington Management Company LLP
(“Wellington Sub-Advisory Agreement”) relating to John Hancock Infrastructure Fund and John Hancock Seaport
Long/Short Fund. – previously filed as exhibit 99.(d).7 to post-effective amendment no. 124 filed on December 19,
2013, accession number 0001133228-13-005026.

99.(d).12
Sub-Advisory Agreement dated June 25, 2014 between the Advisor  and Boston Partners Global Investors, Inc. (formerly,
Robeco Investment Management, Inc.) (“Boston Partners Sub-Advisory Agreement”) relating to John Hancock Disciplined
Value International Fund - previously filed as exhibit 99.(d).15 to post-effective amendment no. 137 filed on
December 23, 2014, accession number 0001133228-14-004945.

99.(d).13
Amendment dated March 12, 2015 to the Manulife IM Sub-Advisory Agreement relating to John Hancock Emerging
Markets Equity Fund– previously filed as exhibit 99.(d).17 to post-effective amendment no. 141 filed on March 31, 2015, accession number 0001133228-15-001519.

99.(d).14
Sub-Advisory Agreement dated May 31, 2016 between the Advisor  and Trillium Asset Management, LLC relating to John
Hancock ESG Large Cap Core Fund – previously filed as exhibit 99.(d).21 to post-effective amendment no. 171 filed on
February 28, 2017, accession number 0001133228-17-001091.

99.(d).15
Sub-Advisory Agreement dated December 13, 2016 between the Advisor  and Boston Common Asset Management, LLC relating to John Hancock ESG International Equity Fund. – previously filed as exhibit 99.(d).24 to post-effective amendment no. 167 filed on December 14, 2016, accession number 0001133228-16-014606.

99.(d).16
Sub-Advisory Agreement dated February 22, 2018 between the Advisor  and Manulife Investment Management (North
America) LLC) relating to John Hancock Diversified Real Assets Fund – previously filed as exhibit 99.(d).28 to post-effective amendment no. 182 on July 25, 2018, accession number 0001133228-18-004738.

99.(d).17
Amendment dated December 12, 2019 to the Boston Partners Sub-Advisory Agreement relating to John Hancock
Disciplined Value International Fund – previously filed as exhibit 99.(d).15 to post-effective amendment no. 205 filed on
July 27, 2020 accession number No. 0001133228-20-004475.

99.(d).18
Amendment dated October 1, 2017 to the Manulife IM Sub-Advisory Agreement relating to John Hancock Small Cap Core
Fund – previously filed as exhibit 99.(d).34 to post-effective amendment no. 179 filed on February 28, 2018, accession number 0001133228-18-001177.

99.(d).19
Subadvisory Agreement dated December 13, 2018 between the Advisor and Pictet Asset Management SA relating to
John Hancock Global Thematic Opportunities Fund – previously filed as exhibit 99.(d).31 to post-effective amendment
no. 185 filed on December 13, 2018, accession number 0001133228-18-006625.

99.(d).20
Subadvisory Agreement dated April 16, 2019 between the Advisor  and Axiom Investors LLC  (formerly, Axiom
International Investors LLC) relating to John Hancock International Dynamic Growth Fund – previously filed as exhibit
99.(d).35 to post-effective amendment no. 193 filed on April 16, 2019, accession number 0001133228-19-002300.

99.(d).21
Subadvisory Agreement dated July 19, 2019 between the Advisor  and Graham Capital Management, L.P. relating to John
Hancock Diversified Macro Fund – previously filed as exhibit 99.(d).34 to post-effective amendment no. 197 filed on
July 24, 2019, accession number 0001133228-19-004828.

99.(d).22
Subadvisory Agreement dated July 19, 2019 between the Advisor  and Graham Capital Management, L.P. relating to John
Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. – previously filed as exhibit 99.(d).35 to post-effective amendment no. 197 filed on July 24, 2019, accession number 0001133228-19-004828.

99.(d).23
Amendment dated July 1, 2021 to the Wellington Management Company, LLP Sub-Advisory Agreement relating to John
Hancock Diversified Real Assets Fund, John Hancock Infrastructure Fund, John Hancock Mid Cap Growth Fund, and John
Hancock Seaport Long/Short Fund. – previously filed as exhibit 99.(d).24 to post-effective amendment no. 213 filed on
July 9, 2021 accession number No. 0001133228-21-003827.

99.(d).24
Amendment dated  June 28, 2021  to the Pictet Asset Management SA  Sub-Advisory Agreement relating to  John Hancock
Global Environmental Opportunities Fund –  previously filed as exhibit 99.(d)(23) to post-effective amendment no. 166 filed on July 16, 2021 accession No. 0001133228-21-003918

99.(d).25
Amendment dated March 24, 2022 to the Wellington Management Company LLP Sub-Advisory Agreement relating to
John Hancock Seaport Long/Short Fund. - previously filed as exhibit 99.(d)(24) to post-effective amendment No. 219 filed on June 24, 2022 accession no. 0001133228-22-004220

99.(d).26
Amendment dated March 24, 2022 to the Boston Partners Sub-Advisory Agreement relating to John Hancock Disciplined
Value International Fund. -  previously filed as exhibit 99.(d)(25) to post-effective amendment No. 219 filed on June 24,
2022 accession no. 0001133228-22-004220

99.(d).27
Amendment dated June 23, 2022 to the Manulife IM Sub-Advisory Agreement relating to John Hancock Fundamental
Equity Income Fund -  previously filed as exhibit 99.(d)(26) to post-effective amendment No. 219 filed on June 24, 2022 accession no. 0001133228-22-004220

99.(e)
Underwriting Contracts. Amended and Restated Distribution Agreement dated June 30, 2020 between the Registrant and John Hancock Investment Management Distributors LLC (the “Distributor”). – previously filed as exhibit 99.(e) to post-effective amendment no. 205 filed on July 27, 2020 accession number No. 0001133228-20-004475.

99.(f)	Not Applicable
99.(g)
Custodian Agreement. Master Custodian Agreement dated September 10, 2008 among John Hancock Mutual Funds and
State Street Bank and Trust Company. – previously filed as exhibit 99.(g).1 to post-effective amendment no. 111 filed on
February 27, 2009, accession number 0000950135-09-001332.

99.(g).1
Amendment dated October 1, 2015 to Master Custodian Agreement dated September 26, 2008 between John Hancock
Mutual Funds and State Street Bank and Trust Company. – previously filed as exhibit 99.(g).3 to post-effective amendment no. 150 filed on December 24, 2015, accession number 0001133228-15-006566.

99.(g).2
Master Global Custodial Services Agreement dated March 3, 2014 among John Hancock Mutual Funds and Citibank.
N.A. – previously filed as exhibit 99.(g).1 to post-effective amendment no. 142 filed on June 15, 2015, accession number 0001133228-15-002717.

99.(g).3
Amendment dated August 1, 2019 to Master Global Custodial Services Agreement dated March 3, 2014 among John
Hancock Mutual Funds and Citibank. N.A. – previously filed as exhibit 99.(g).3 to post-effective amendment no. 205 filed on July 27, 2020 accession number No. 0001133228-20-004475.

99.(g).4
Amendment dated March 1, 2020 to Master Global Custodial Services Agreement dated March 3, 2014 among John
Hancock Mutual Funds and Citibank. N.A. – previously filed as exhibit 99.(g).4 to post-effective amendment no. 207 filed on February 24, 2021 accession number No. 0001133228-21-000881.

99.(g).5
Amendment dated June 1, 2021 to Master Global Custodial Services Agreement dated March 3, 2014 among John
Hancock Mutual Funds and Citibank, N.A. – previously filed as exhibit 99(g)(5) to post-effective amendment no. 166 filed on July 16, 2021 accession No. 0001133228-21-003918

99.(h)
Other Material Contracts.  Accounting and Legal Services Agreement dated January 1, 1996 between John Hancock
Mutual Funds and the Advisor  relating to John Hancock Fundamental Large Cap Core Fund. – previously filed as exhibit
99.(h).6 to post-effective amendment no. 99 filed on March  1, 2006, accession number 0001010521-06-000157.

99.(h).1
Class  A Service Agreement dated February  1, 2000 among Charles Schwab & Co., Inc., the Distributor, and John
Hancock Signature Services, Inc. relating to John Hancock Fundamental Large Cap Core Fund. – previously filed as exhibit 99.(h).2 to post-effective amendment no. 87 filed on December  22, 2000, accession number
0001010521-00-000496.

99.(h).2
Amendment dated March  8, 2005 to Accounting and Legal Services Agreement dated January  1, 1996 relating to John
Hancock Fundamental Large Cap Core Fund. – previously filed as exhibit 99.(h).7 to post-effective amendment no. 99 filed on March  1, 2006, accession number 0001010521-06-000157.

99.(h).3
Amended and Restated Transfer Agency and Service Agreement dated July  1, 2013 (“Restated Transfer Agency
Agreement”) between John Hancock Mutual Funds advised by John Hancock Investment Management LLC and John
Hancock Signature Services, Inc. – previously filed as exhibit 99.(h).5 to post-effective amendment no. 124 filed on
December 19, 2013, accession number 0001133228-13-005026.

99.(h).4
Amendment dated October 1, 2013 to the Restated Transfer Agency Agreement. – previously filed as exhibit 99.(h).6 to post-effective amendment no. 124 filed on December 19, 2013, accession number 0001133228-13-005026.

99.(h).5
Amendment dated June 28, 2021 to the Restated Transfer Agency Agreement. – previously filed as exhibit 99.(h).6 to post-effective amendment no. 213 filed on July 9, 2021 accession number No. 0001133228-21-003827.

99.(h).6
Amended and Restated Service Agreement dated June 24, 2021 between the Registrant and the Advisor.  – previously filed as exhibit 99(h)(6) to post-effective amendment no. 166 filed on July 16, 2021 accession No.
0001133228-21-003918

99.(h).7
Amendment dated September 22, 2022 to the Amended and Restated Service Agreement dated June 24, 2021 between the Registrant and the Advisor relating to John Hancock Fundamental Large Cap Core Fund. – previously filed as exhibit
99.(h).7 to post-effective amendment no. 221 filed on February 23, 2023, accession number
0001133228-23-000641.

99.(h).8
Service Agreement dated June 30, 2020 among the Registrant, the Advisor, and the Registrant’s Chief Compliance
Officer – previously filed as exhibit 99.(h).7 to post-effective amendment no. 205 filed on July 27, 2020 accession number No. 0001133228-20-004475.

99.(h).9
Services Agreement dated March 3, 2014 among John Hancock Mutual Funds and Citi Fund Services Ohio, Inc. –
previously filed as exhibit 99.(h).9 to post-effective amendment no. 142 filed on June 15, 2015, accession number
0001133228-15-002717.

99.(h).10
Amendment dated February 1, 2015 to Services Agreement dated March 3, 2014 among John Hancock Mutual Funds and Citi Fund Services Ohio, Inc. – previously filed as exhibit 99.(h).10 to post-effective amendment no. 142 filed on
June 15, 2015, accession number 0001133228-15-002717.

99.(h).11
Amendment dated September 1, 2019 to Services Agreement dated March 3, 2014 among John Hancock Mutual Funds and Citi Fund Services Ohio, Inc. – previously filed as exhibit 99.(h).10 to post-effective amendment no. 205 filed on
July 27, 2020 accession number No. 0001133228-20-004475.

99.(h).12
Amendment dated June 1, 2021 to Services Agreement dated March 3, 2014 among John Hancock Mutual Funds and
Citi Fund Services Ohio, Inc. – previously filed as exhibit 99(h)(11) to post-effective amendment no. 166 filed on July 16,
2021 accession No. 0001133228-21-003918.

99.(h).13	Form of Expense Limitation Letter Agreement and Voluntary Expense Limitation Notice dated March 30, 2023 between the Registrant and the Advisor. – FILED HEREWITH.
99.(h).14
Agreement to Waive Advisory Fees and Reimburse Expenses dated June 23, 2022 between the Registrant and the
Advisor. –  previously filed as exhibit 99.(h).14 to post-effective amendment no. 221 filed on February 23, 2023, accession number 0001133228-23-000641.

99.(h).15
Fund of Funds Investment Agreement dated January 19, 2022 between the Registrant and John Hancock Variable
Insurance Trust. – previously filed as exhibit 99(h)(14) to post-effective amendment no. 217 filed on February 24, 2022 accession No. 0001133228-22-000821.

99.(i)	Legal Opinion – FILED HEREWITH.
99.(j)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP – FILED HEREWITH.
99.(k)	Not Applicable.
99.(l)	Not Applicable.
99.(m)
Plans of Distribution pursuant to Rule  12b-1. Amended and Restated Plan of Distribution pursuant to Rule 12b-1 dated
June 30, 2020 relating to Class A Shares. – previously filed as exhibit 99.( m) to post-effective amendment no. 205 filed on July 27, 2020 accession number No. 0001133228-20-004475.

99.(m).1
Amended and Restated Plan of Distribution pursuant to Rule 12b-1 dated June 30, 2020 relating to Class A Shares of
John Hancock Fundamental Large Cap Core Fund. – previously filed as exhibit 99.(m).1 to post-effective amendment no.
205 filed on July 27, 2020 accession number No. 0001133228-20-004475.

99.(m).2
Amendment to Distribution Plan Pursuant to Rule 12b-1 dated June 28, 2021 relating to Class A Shares - previously filed as exhibit 99.(m).2 to post-effective amendment no. 213 filed on July 9, 2021 accession number No.
0001133228-21-003827.

99.(m).3
Amendment to Distribution Plan pursuant to Rule 12b-1 dated June 23, 2022 relating to Class A shares of John Hancock
Fundamental Equity Income Fund - previously filed as exhibit 99.(m)(3) to post-effective amendment No. 219 filed on
June 24, 2022 accession no. 0001133228-22-004220

99.(m).4
Amended and Restated Plan of Distribution pursuant to Rule 12b-1 dated June 30, 2020 relating to Class C Shares. –
previously filed as exhibit 99.(m).4 to post-effective amendment no. 205 filed on July 27, 2020 accession number No.
0001133228-20-004475.

99.(m).5
Amended and Restated Plan of Distribution pursuant to Rule 12b-1 dated June 30, 2020 relating to Class C Shares of
John Hancock Balanced Fund. – previously filed as exhibit 99.(m).5 to post-effective amendment no. 205 filed on
July 27, 2020 accession number No. 0001133228-20-004475.

99.(m).6
Amended and Restated Plan of Distribution pursuant to Rule 12b-1 dated June 30, 2020 relating to Class C Shares of
John Hancock Fundamental Large Cap Core Fund. – previously filed as exhibit 99.(m).6 to post-effective amendment no.
205 filed on July 27, 2020 accession number No. 0001133228-20-004475.

99.(m).7
Amendment to Distribution Plan Pursuant to Rule 12b-1 dated June 28, 2021 relating to Class C Shares - previously filed as exhibit 99.(m).6 to post-effective amendment no. 213 filed on July 9, 2021 accession number No.
0001133228-21-003827.

99.(m).8
Amendment to Distribution Plan pursuant to Rule 12b-1 dated June 23, 2022 relating to Class C Shares of John Hancock
Fundamental Equity Income Fund - previously filed as exhibit 99.(m)(8) to post-effective amendment No. 219 filed on
June 24, 2022 accession no. 0001133228-22-004220

99.(m).9
Amended and Restated Class R2 Service Plan dated June 30, 2020. – previously filed as exhibit 99.(m).8 to post-effective amendment no. 205 filed on July 27, 2020 accession number No. 0001133228-20-004475.

99.(m).10
Amended and Restated Class R4 Service Plan dated June 30, 2020. – previously filed as exhibit 99.(m).10 to post-effective amendment no. 205 filed on July 27, 2020 accession number No. 0001133228-20-004475.

99.(m).11
Amended and Restated Class R5 Service Plan dated June 30, 2020. – previously filed as exhibit 99.(m).11 to post-effective amendment no. 205 filed on July 27, 2020 accession number No. 0001133228-20-004475.

99.(m).12
Amended and Restated Plan of Distribution pursuant to Rule 12b-1 dated June 30, 2020 relating to Class R2 Shares. –
previously filed as exhibit 99.(m).13 to post-effective amendment no. 205 filed on July 27, 2020 accession number No.
0001133228-20-004475.

99.(m).13
Amended and Restated Plan of Distribution pursuant to Rule 12b-1 dated June 30, 2020 relating to Class R4 Shares. –
previously filed as exhibit 99.(m).15 to post-effective amendment no. 205 filed on July 27, 2020 accession number No.
0001133228-20-004475.

99.(m).14
Amended and Restated Plan of Distribution pursuant to Rule 12b-1 dated June 30, 2020 relating to Class R5 Shares. –
previously filed as exhibit 99.(m).16 to post-effective amendment no. 205 filed on July 27, 2020 accession number No.
0001133228-20-004475.

99.(m).15
Form of Rule 12b-1 Fee Waiver Letter Agreement dated December 15, 2022, between the Registrant and the Distributor.
– previously filed as exhibit 99.(m).15 to post-effective amendment no. 221 filed on February 23, 2023, accession number 0001133228-23-000641.

99.(n)
Rule 18f-3 Plan. Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 dated December 17, 2014, as amended June 22, 2017 (“18f-3 Plan”), for certain John Hancock Mutual Funds advised by John Hancock Investment
Management LLC. – previously filed as exhibit 99.(n) to post-effective amendment no. 179 filed on February 28, 2018, accession number 0001133228-18-001177.

99.(o)	Not Applicable.

99.(p)
Codes of Ethics. Code of Ethics dated January 1, 2008 (as revised September 17, 2020) of John Hancock Investment
Management LLC, John Hancock Variable Trust Advisers LLC, John Hancock Investment Management Distributors LLC,
John Hancock Distributors, LLC, and each open-end fund, closed-end fund, and exchange traded fund advised by a John
Hancock advisor. – previously filed as exhibit 99.(p) to post-effective amendment no. 207 filed on February 24, 2021 accession number No. 0001133228-21-000881.

99.(p).1	Code of Ethics for Global Wealth and Asset Management and General Account Investments (Manulife Investment Management (US) LLC) dated April 12, 2022. – FILED HEREWITH.
99.(p).2
Code of Ethics dated August 2, 2021 of Wellington Management Company LLP. – previously filed as exhibit 99.(p)(2) to post-effective amendment no. 220 filed on July 26, 2022, accession number 0001133228-22-005137.

99.(p).3
Code of Ethics of Boston Partners Global Investors, Inc. dated May 2021 – previously filed as exhibit 99.(p).3 to post-effective amendment no. 221 filed on February 23, 2023, accession number 0001133228-23-000641.

99.(p).4
Code of Ethics, dated November 28, 2005, and was last amended on June 30, 2020, of Trillium Asset Management, LLC.
– previously filed as exhibit 99.(p).4 to post-effective amendment no. 221 filed on February 23, 2023, accession number
0001133228-23-000641.

99.(p).5
Code of Ethics, dated February 1, 2022 of Boston Common Asset Management, LLC. – previously filed as exhibit 99.(p).5 to post-effective amendment no. 221 filed on February 23, 2023, accession number 0001133228-23-000641.

99.(p).6
Code of Ethics, dated July 2021 of Pictet Asset Management SA. – previously filed as exhibit 99.(p).6 to post-effective amendment no. 221 filed on February 23, 2023, accession number 0001133228-23-000641.

99.(p).7	Code of Ethics dated November 2021 of Axiom Investors LLC. – previously filed as exhibit 99.(p).7 to post-effective amendment no. 221 filed on February 23, 2023, accession number 0001133228-23-000641.
99.(p).8
Code of Ethics dated April 2018 of Graham Capital Management, L.P. – previously filed as exhibit 99.(p).11 to post-effective amendment no. 195 filed on May 10, 2019, accession number 0001133228-19-003342.

99.(p).9	Code of Ethics for the Independent Trustees of the John Hancock Funds Effective December 6, 2005 Amended and Restated January 1, 2023. – FILED HEREWITH.
99.(q)	Power of Attorney dated June 29, 2023. – FILED HEREWITH.
99.(q).1
Power of Attorney for John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. dated February 10, 2023. –
previously filed as exhibit 99 (q) 1 to post-effective amendment no. 221 filed on February 23, 2023.

99.(q).2
Consent to Service of Process of the Advisor  dated July 24, 2019 for John Hancock Diversified Macro Offshore
Subsidiary Fund, Ltd. – previously filed as exhibit 99.(q).2 to post-effective amendment no. 197 filed on July 24, 2019, accession number 0001133228-19-004828.

1
Prior to June 28, 2019, John Hancock Investment Management LLC was known as John Hancock Advisers, LLC.
2
Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly known as MFC Global Investment Management (U.S.) LLC).
Item 29. Persons Controlled by or Under Common Control with the Fund
John Hancock Investment Management LLC is the Advisor to the Registrant. The Advisor is an indirect principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. A corporate organization list is set forth below.

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES - December 31, 2022

For External Use

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
Manulife Bank of Canada (Canada)
First North American Insurance Company (Canada)
Manulife Investment Management Holdings (Canada) Inc. (Canada)
Manulife Investment Management Limited (Canada)
EIS Services (Bermuda) Limited (Bermuda)
Manulife Investment Management (North America) Limited (Canada)
Manulife Investment Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
Manulife Assurance Company of Canada (Canada)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manulife Financial Asia Limited (Hong Kong)
Manufacturers P&C Limited (Barbados)
95%
PT Asuransi Jiwa Manulife Indonesia (*) (Indonesia)
PT Manulife Aset Manajemen Indonesia (Indonesia)
Manulife Myanmar Life Insurance Company Limited (Myanmar)
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
Manulife Chinabank Life Assurance Corporation (Philippines)
Manulife Investment Management (M) Berhad (Malaysia)
Manulife International Holdings Limited (Bermuda)
Manulife (International) Limited (Bermuda)
51%
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Holdings Berhad (Malaysia)
Manulife Insurance Berhad (Malaysia)
Manulife Life Insurance Company (Japan)
Manulife Investment Management (Japan) Limited (Japan)
Manulife Investment Management International Holdings Limited (Barbados)
Manulife Investment Management (Hong Kong) Limited (Hong Kong)
Manulife TEDA Fund Management Co., Ltd. (China)
Manulife Investment Management (Taiwan) Co., Ltd. (Taiwan)
Manufacturers Life Reinsurance Limited (Barbados)
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife Investment Management (Singapore) Pte. Ltd. (Singapore)
Manulife (Vietnam) Limited (Vietnam)
Manulife Investment Fund Management (Vietnam) Company Limited (Vietnam)
Manulife (Cambodia) PLC (Cambodia)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Financial Corporation (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
40%
John Hancock Variable Trust Advisers LLC (Delaware)
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Manulife Investment Management Timberland and Agriculture Inc (Delaware)
Manulife Investment Management (US) LLC (Delaware)
John Hancock Investment Management LLC (**) (Delaware)
John Hancock Investment Management Distributors LLC (Delaware)
John Hancock Insurance Agency, Inc. (Delaware)
John Hancock Reassurance Company Ltd. (Michigan)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
Indirect Control
Direct Control

(*) The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by Manulife Financial Asia Limited
(**) The remaining 0.1% equity of John Hancock Investment Management LLC is indirectly held by The Manufacturers Investment Corporation

The reported jurisdiction represents the jurisdiction of incorporation

This chart displays voting interest. All entities are 100% controlled unless otherwise indicated.

John Hancock Diversified Macro Fund wholly owns and controls the John Hancock Diversified Macro Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company.
Item 30. Indemnification
Indemnification provisions relating to Registrant’s Trustees, officers, employees and agents are set forth in Article IV of Registrant’s Declaration of Trust included as Exhibit (a) herein.
Under Section 12 of the Distribution Agreement, the Distributor  has agreed to indemnify Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.
Section 9(a) of the By-Laws of John Hancock Life Insurance Company (USA) (the “Insurance Company”) provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.
Article V of the Limited Liability Company Agreement of the Advisor  provides as follows:
“Section 5.06. Indemnity and Exculpation.”
(a) No Indemnitee, and no shareholder, director, officer, member, manager, partner, agent, representative, employee or Affiliate of an Indemnitee, shall have any liability to the Company or to any Member for any loss suffered by the Company (or the Corporation) which arises out of any action or inaction by such Indemnitee with respect to the Company (or the Corporation) if such Indemnitee so acted or omitted to act (i) in the good faith (A) belief that such course of conduct was in, or was not opposed to, the best interests of the Company (or the Corporation), or (B) reliance on the provisions of this Agreement, and (ii) such course of conduct did not constitute gross negligence or willful misconduct of such Indemnitee.
(b) The Company shall, to the fullest extent permitted by applicable law, indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was, or has agreed to become, a Director or Officer, or is or was serving, or has agreed to serve, at the request of the Company (or previously at the request of the Corporation), as a director, officer, manager or trustee of, or in a similar capacity with, another corporation, partnership, limited liability company, joint venture, trust or other enterprise (including any employee benefit plan) (all such persons being referred to hereafter as an “Indemnitee”), or by reason of any action alleged to have been taken or omitted in such capacity, against all expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by or on behalf of an Indemnitee in connection with such action, suit or proceeding and any appeal therefrom.
(c) As a condition precedent to his right to be indemnified, the Indemnitee must notify the Company in writing as soon as practicable of any action, suit, proceeding or investigation involving him for which indemnity hereunder will or could be sought. With respect to any action, suit, proceeding or investigation of which the Company is so notified, the Company will be entitled to participate therein at its own expense and/or to assume the defense thereof at its own expense, with legal counsel reasonably acceptable to the Indemnitee.
(d) In the event that the Company does not assume the defense of any action, suit, proceeding or investigation of which the Company receives notice under this Section 5.06, the Company shall pay in advance of the final disposition of such matter any expenses (including attorneys’ fees) incurred by an Indemnitee in defending a civil or criminal action, suit, proceeding or investigation or any appeal therefrom; provided, however, that the payment of such expenses incurred by an Indemnitee in advance of the final disposition of such matter shall be made only upon receipt of an undertaking by or on behalf of the Indemnitee to repay all amounts so advanced in the event that it shall ultimately be determined that the Indemnitee is not entitled to be indemnified by the Company as authorized in this Section 5.06, which undertaking shall be accepted without reference to the financial ability of the Indemnitee to make such repayment; and further provided that no such advancement of expenses shall be made if it is determined that (i) the Indemnitee did not act in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Company, or (ii) with respect to any criminal action or proceeding, the Indemnitee had reasonable cause to believe his conduct was unlawful.

(e) The Company shall not indemnify an Indemnitee seeking indemnification in connection with a proceeding (or part thereof) initiated by such Indemnitee unless the initiation thereof was approved by the Board of Directors. In addition, the Company shall not indemnify an Indemnitee to the extent such Indemnitee is reimbursed from the proceeds of insurance, and in the event the Company makes any indemnification payments to an Indemnitee and such Indemnitee is subsequently reimbursed from the proceeds of insurance, such Indemnitee shall promptly refund such indemnification payments to the Company to the extent of such insurance reimbursement.
(f) All determinations hereunder as to the entitlement of an Indemnitee to indemnification or advancement of expenses shall be made in each instance by (a) a majority vote of the Directors consisting of persons who are not at that time parties to the action, suit or proceeding in question (“Disinterested Directors”), whether or not a quorum, (b) a majority vote of a quorum of the outstanding Common Shares, which quorum shall consist of Members who are not at that time parties to the action, suit or proceeding in question, (c) independent legal counsel (who may, to the extent permitted by law, be regular legal counsel to the Company), or (d) a court of competent jurisdiction.
(g) The indemnification rights provided in this Section 5.06 (i) shall not be deemed exclusive of any other rights to which an Indemnitee may be entitled under any law, agreement or vote of Members or Disinterested Directors or otherwise, and (ii) shall inure to the benefit of the heirs, executors and administrators of the Indemnitees. The Company may, to the extent authorized from time to time by its Board of Directors, grant indemnification rights to other employees or agents of the Company or other persons serving the Company and such rights may be equivalent to, or greater or less than, those set forth in this Section 5.06. Any indemnification to be provided hereunder may be provided although the person to be indemnified is no longer a Director or Officer.”
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 30, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser
See “Fund Details” in the Prospectuses and “Investment Advisory and Other Services” in the Statement of Additional Information for information regarding the business of Registrant’s investment advisor, John Hancock Investment Management LLC (the “Advisor”), and the subadvisors to Registrant’s series listed in the table below (collectively, the “Subadvisors”). For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Advisor and Subadvisors, reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940 (the “Advisers Act), each of which is incorporated herein by reference. The following table lists the Advisor’s and each Subadvisor’s Advisers Act file number.

Advisor	Advisers Act File Number
John Hancock Investment Management LLC	801-8124
Subadvisors
Axiom Investors LLC	801-56651
Boston Common Asset Management, LLC	801-61564
Boston Partners Global Investors, Inc.	801-61786
Graham Capital Management, L.P.	801-73422
Manulife Investment Management (US) LLC	801-42033
Manulife Investment Management (North America) Limited	801-61860
Pictet Asset Management SA	801-66760

Trillium Asset Management, LLC	801-17958
Wellington Management Company LLP	801-15908
Item 32. Principal Underwriters
(a)
John Hancock Investment Management Distributors LLC acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Current Interest, John Hancock Funds II, John Hancock Funds III, John Hancock Investment Trust II, John Hancock Municipal Securities Trust, John Hancock Sovereign Bond Fund, and John Hancock Strategic Series.
(b)
The following table presents certain information with respect to each director and officer of John Hancock Investment Management Distributors LLC. The principal business address of each director and officer is 200 Berkeley Street, Boston, Massachusetts 02116.
Name	Positions And Offices With the Underwriter	Positions And Offices With the Registrant
Andrew G. Arnott	Director and Chairman	Trustee
Jeff Duckworth	Director, President, and Chief Executive Officer	None
Gina Goldych Walters	Director	Vice President, Investments
Betsy Anne Seel	Secretary	Assistant Secretary
Edward Macdonald	Chief Legal Counsel	Assistant Secretary
Jeffrey H. Long	Chief Financial Officer and Treasurer	None
Michael Mahoney	Chief Compliance Officer	None
Kelly A. Conway	Assistant Treasurer	None
Tracy K. Lannigan	Assistant Secretary	None
Erica Blake	Assistant Secretary	None
(c) None
Item 33. Location of Accounts and Records
All applicable accounts, books and documents required to be maintained by Registrant by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are in the possession and custody of Registrant’s custodians, State Street Bank and Trust Company, State Street Financial Center, One Congress Street, Suite 1, Boston, MA 02114-2016 and Citibank, N.A., 388 Greenwich St, New York, New York 10013, and its transfer agent, John Hancock Signature Services, Inc., P.O. Box 219909, Kansas City, MO 64121-9909, with the exception of certain corporate documents and portfolio trading documents that are in the possession and custody of John Hancock Investment Management LLC (the “Advisor”), 200 Berkeley Street, Boston, Massachusetts 02116 and Manulife Investment Management (US) LLC, 197 Clarendon Street, Boston, Massachusetts 02116; Wellington Management Company LLP, 280 Congress Street, Boston, Massachusetts 02210; Boston Partners Global Investors, Inc., One Beacon Street, 30th Floor, Boston, Massachusetts 02108; Trillium Asset Management, LLC, Two Financial Center, 60 South Street, Suite 1100, Boston, Massachusetts 02111; Boston Common Asset Management, LLC, 200 State Street, 7th Floor, Boston, Massachusetts, 02109;  Manulife Investment Management (North America) Limited, 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5; Pictet Asset Management SA, 60, route des Acacias, 1211 Geneva 73, Switzerland; Axiom Investors LLC, 33 Benedict Place, Greenwich, CT 06830; and Graham Capital Management, L.P., 40 Highland Avenue, Rowayton, CT 06853  (the “Subadvisors”). Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisors are in the custody and possession of the Advisor and the Subadvisors.
Item 34. Management Services
None
Item 35. Undertakings
None

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement on Form N-1A under Rule 485(b) under the 1933 Act (“Registration Statement”) and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 25th day of July, 2023.
JOHN HANCOCK INVESTMENT TRUST
By:	/s/ Kristie M. Feinberg
Name: Kristie M. Feinberg Title: President
Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.
Signature	Title	Date
/s/ Kristie M. Feinberg	President	July 25, 2023
Kristie M. Feinberg
/s/ Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	July 25, 2023
Charles A. Rizzo
/s/ Andrew G. Arnott*	Trustee	July 25, 2023
Andrew G. Arnott
/s/ James R. Boyle*	Trustee	July 25, 2023
James R. Boyle
/s/ William H. Cunningham*	Trustee	July 25, 2023
William H. Cunningham
/s/ Noni L. Ellison*	Trustee	July 25, 2023
Noni L. Ellison
/s/ Grace K. Fey*	Trustee	July 25, 2023
Grace K. Fey
/s/ Dean C. Garfield*	Trustee	July 25, 2023
Dean C. Garfield
/s/ Deborah C. Jackson*	Trustee	July 25, 2023
Deborah C. Jackson
/s/ Patricia Lizarraga*	Trustee	July 25, 2023
Patricia Lizarraga
/s/ Paul Lorentz*	Trustee	July 25, 2023
Paul Lorentz
/s/ Hassell H. McClellan*	Trustee	July 25, 2023
Hassell H. McClellan
/s/ Steven R. Pruchansky*	Trustee	July 25, 2023
Steven R. Pruchansky
/s/ Frances G. Rathke*	Trustee	July 25, 2023
Frances G. Rathke
C-1

Signature	Title	Date
/s/ Gregory A. Russo*	Trustee	July 25, 2023
Gregory A. Russo
*
By: Power of Attorney.
By:	/s/ Khimmara Greer
Khimmara Greer Attorney-In-Fact
*
Pursuant to Powers of Attorney filed herewith.
C-2

Exhibit Index
(h)(13)	Form of Expense Limitation Letter Agreement and Voluntary Expense Limitation Notice dated March 30, 2023 between the Registrant and the Advisor
(i)	Legal Opinion
(j)	Consent of Independent Public Accounting Firm, PricewaterhouseCoopers LLP
(p)(1)	Code of Ethics for Global Wealth and Asset Management and General Account Investments (Manulife Investment Management (US) LLC) dated April 12, 2022
(p)(9)	Code of Ethics for the Independent Trustees of the John Hancock Funds Effective December 6, 2005 Amended and Restated January 1, 2023
(q)	Power of Attorney dated June 29, 2023
C-1